                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                       The Charles Schwab Family of Funds
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES(TM)

PORTFOLIO HOLDINGS As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($X1,000)       ($X1,000)
--------------------------------------------------------------------------------
 67.4%  FIXED-RATE OBLIGATIONS                           220,993         220,993
 16.9%  VARIABLE-RATE OBLIGATIONS                         55,495          55,495
 15.6%  OTHER INVESTMENTS                                 51,312          51,312
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                327,800         327,800
  0.1%  OTHER ASSETS AND
        LIABILITIES                                                          274
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       328,074

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      FIXED-RATE OBLIGATIONS 67.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 38.0%
      --------------------------------------------------------------------------
      AB SPINTAB
        3.75%, 11/15/05                                    2,000           1,991
    * AMSTEL FUNDING CORP., SECTION 4(2) /
      144A
        3.75%, 11/15/05                                    1,000             995
        3.81%, 12/07/05                                    2,125           2,110
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) /
      144A
        3.75%, 10/24/05                                    2,000           1,995
      ANZ NATIONAL INT'L LTD.
        4.01%, 02/23/06                                    2,000           1,968
   *+ AQUINAS FUNDING, L.L.C. SECTION 4(2) /
      144A
        3.91%, 12/21/05                                    1,000             991
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
        3.86%, 12/13/05                                    1,000             992
        3.92%, 12/16/05                                    1,500           1,488
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.72%, 10/14/05                                    2,000           1,997
    * ATLANTIS ONE FUNDING CORP.,
      SECTION 4(2) /  144A
        3.56%, 10/18/05                                    3,000           2,995
        3.44%, 11/18/05                                    2,000           1,991
      BANK OF AMERICA CORP.
        3.58%, 10/25/05                                    7,000           6,983
      BEAR STEARNS & CO., INC.
        3.58%, 10/19/05                                    1,000             998
    * CC (USA), INC., SECTION 3C7 / 144A
        3.50%, 10/11/05                                    2,000           1,998
   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) /
      144A
        3.62%, 10/03/05                                    2,000           2,000
    + CITIGROUP FUNDING, INC.
        3.76%, 12/06/05                                    1,000             993
        3.99%, 12/27/05                                    4,000           3,962
   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
        3.71%, 10/13/05                                    1,000             999
        3.75%, 01/06/06                                    1,000             990
   *+ CROWN POINT CAPITAL CO., L.L.C.,
      SECTION 3C7  / 144A
        3.56%, 10/18/05                                    1,000             998
        3.44%, 11/16/05                                    1,000             996
        3.74%, 12/02/05                                    2,000           1,987
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
      ISSUANCE TRUST, SECTION 4 (2) / 144A
        3.75%, 12/06/05                                    3,000           2,980
        3.98%, 12/28/05                                    2,000           1,981
      DNB NOR BANK  ASA
        3.75%, 12/23/05                                    1,300           1,289
        3.92%, 12/23/05                                    1,300           1,288
   *+ EIFFEL FUNDING L.L.C., SECTION 4(2) /
      144A
        3.72%, 10/13/05                                    1,000             999
        3.68%, 10/14/05                                    1,000             999
   *+ FALCON ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.68%, 10/20/05                                    4,000           3,992
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
        3.61%, 10/26/05                                    2,000           1,995
        3.81%, 12/01/05                                    1,000             994
      GENERAL ELECTRIC CAPITAL CORP.
        3.95%, 03/22/06                                    3,000           2,945
    * GIRO FUNDING U.S. CORP., SECTION 4(2) /
      144A
        3.54%, 10/07/05                                    1,000             999
        3.55%, 10/14/05                                    1,000             999
   *+ GRAMPIAN FUNDING, L.L.C., SECTION 4(2) /
      144A
        4.01%, 01/04/06                                    1,000             990
      HSBC U.S.A., INC.
        3.74%, 12/16/05                                    1,000             992
    + ING (U.S.) FUNDING, L.L.C.
        3.79%, 11/28/05                                    1,730           1,720
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) /
      144A
        3.55%, 10/14/05                                    1,000             999
   *+ JUPITER SECURITIZATION CORP., SECTION 4(2) /
      144A
        3.68%, 10/11/05                                    4,000           3,996

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
        3.77%, 10/21/05                                    1,000             998

    * K2 (USA), L.L.C., SECTION 3C7 / 144A
        3.33%, 10/11/05                                    1,000             999
        3.81%, 11/30/05                                    1,100           1,093
        3.95%, 03/13/06                                    1,000             982
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.
      SECTION 4(2) / 144A
        3.53%, 10/06/05                                    1,000             999
        3.79%, 01/13/06                                    2,000           1,978
        3.97%, 03/14/06                                    1,000             982
      MORGAN STANLEY
        3.76%, 10/05/05                                    1,000           1,000
        3.73%, 10/14/05                                    2,000           1,997
    * NEWCASTLE CERTIFICATES PROGRAM,
      SERIES A SECTION 4(2) / 144A
        3.83%, 11/22/05                                    2,000           1,989
   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
        3.84%, 12/15/05                                    1,000             992
        4.06%, 03/23/06                                    1,000             981
   *+ OLD LINE FUNDING, L.L.C. SECTION 4(2) /
      144A
        3.77%, 10/20/05                                    2,000           1,996
    * PARK GRANADA, L.L.C., SECTION 4(2) /
      144A
        3.70%, 10/31/05                                    2,000           1,994
        3.72%, 10/31/05                                    3,000           2,991
   *+ PICAROS FUNDING, L.L.C. SECTION 4(2) /
      144A
        3.51%, 10/06/05                                    2,000           1,999
        3.97%, 02/17/06                                      941             927
   *+ PREFERRED RECEIVABLES FUNDING CORP.
      SECTION 4(2) / 144A
        3.97%, 02/10/06                                    1,000             986
    + RABOBANK USA FINANCIAL CORP.
        3.90%, 12/23/05                                    6,000           5,947
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
        3.96%, 03/15/06                                    2,000           1,964
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) /
      144A
        3.55%, 10/17/05                                    3,000           2,995
        3.79%, 11/28/05                                    1,000             994
   *+ SIGMA FINANCE, INC., SECTION 3C7 /
      144A
        3.58%, 10/19/05                                    1,000             998
    + SOCIETE GENERALE NORTH AMERICA, INC.
        4.17%, 03/28/06                                    1,000             980
   *+ THUNDER BAY FUNDING, L.L.C.
      SECTION 4(2) / 144A
        3.73%, 10/17/05                                    3,000           2,995
    + UBS FINANCE (DELAWARE) INC.
        3.83%, 11/29/05                                    1,500           1,491
        3.88%, 01/12/06                                    3,000           2,967
    + WESTPAC CAPITAL CORP.
        3.91%, 12/28/05                                    1,500           1,486
    * WHISTLEJACKET CAPITAL, L.L.C.,
      SECTION 3C7 / 144A
        3.80%, 12/16/05                                    1,238           1,228
    * WHITE PINE FINANCE, L.L.C.,
      SECTION 3C7 / 144A
        3.51%, 10/05/05                                    1,000           1,000
        3.92%, 12/21/05                                    1,000             991
                                                                     -----------
                                                                         124,493
      CERTIFICATES OF DEPOSIT 29.4%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
        3.58%, 12/20/05                                    2,000           2,000
      AMERICAN EXPRESS BANK FSB
        3.75%, 10/20/05                                    2,000           2,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
        3.75%, 11/21/05                                    7,000           7,000
        3.46%, 11/28/05                                    5,000           5,000
      BANK OF TOKYO-MITSUBISHI, LTD.
        3.82%, 12/02/05                                    2,000           2,000
      BARCLAYS BANK, PLC
        3.80%, 11/29/05                                    2,000           2,000
      BNP PARIBAS
        3.50%, 10/13/05                                    2,000           2,000
        3.46%, 11/28/05                                    1,000           1,000
        3.98%, 12/30/05                                    2,000           2,000
        3.95%, 01/25/06                                    1,000           1,000
      CALYON
        3.37%, 11/09/05                                    5,000           5,000
        3.40%, 11/10/05                                    3,000           3,000
      CANADIAN IMPERIAL BANK OF COMMERCE
        4.03%, 03/27/06                                    3,000           3,000
      CITIBANK, N.A.
        3.90%, 12/22/05                                    4,000           4,000
        3.97%, 12/29/05                                    3,000           3,000
      CREDIT SUISSE FIRST BOSTON
        3.68%, 10/26/05                                    2,000           2,000
        3.75%, 12/09/05                                    3,000           3,000
        3.77%, 12/15/05                                    1,500           1,500
      DEPFA BANK, PLC
        3.50%, 10/07/05                                    4,000           4,000
      DEUTSCHE BANK, AG
        3.51%, 10/11/05                                    1,000           1,000
        3.52%, 10/17/05                                    2,000           2,000
    + HBOS TREASURY SERVICES, PLC
        3.80%, 11/29/05                                    3,000           3,000
      HSBC BANK, USA
        3.44%, 11/21/05                                    1,000           1,000
      MIZUHO CORP. BANK, LTD.
        3.74%, 11/08/05                                    5,000           5,000
      ROYAL BANK OF CANADA
        3.54%, 10/21/05                                    1,000           1,000
      SKANDINAVISKA ENSKILDA BANKEN AB
        3.71%, 10/18/05                                    4,000           4,000
      SOCIETE GENERALE
        3.54%, 10/21/05                                    3,000           3,000
      SVENSKA HANDELSBANKEN AB
        3.54%, 10/21/05                                    1,000           1,000
      TORONTO DOMINION BANK
        3.45%, 11/28/05                                    4,000           4,000
        3.47%, 12/05/05                                    2,000           2,000
        3.54%, 12/09/05                                    2,000           2,000
      UNICREDITO ITALIANO SPA
        3.78%, 01/17/06                                    5,000           5,000
      WASHINGTON MUTUAL BANK, FA
        3.44%, 11/22/05                                    1,000           1,000
      WELLS FARGO BANK, N.A.
        3.69%, 10/24/05                                    2,000           2,000
      WILMINGTON TRUST CO.
        3.78%, 12/09/05                                    5,000           5,000
                                                                     -----------
                                                                          96,500

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)

      VARIABLE-RATE OBLIGATIONS 16.9% of net assets

      BARCLAYS BANK, PLC
        3.69%, 10/17/05                                    5,000           4,999
        3.71%, 10/17/05                                    5,000           4,999
      BNP PARIBAS
        3.62%, 10/04/05                                    2,000           1,999
      CREDIT SUISSE FIRST BOSTON
        3.69%, 10/11/05                                    5,000           5,000
      HSH NORDBANK, AG
        3.65%, 10/11/05                                    2,000           2,000
      LANDESBANK BADEN-WURTTEMBERG
        3.68%, 10/13/05                                    3,000           3,000
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 /
      144A
        3.72%, 10/17/05                                    3,000           2,999
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
        3.63%, 10/07/05                                    7,000           7,000
        3.71%, 10/14/05                                    3,000           3,000
      NORDEA BANK FINLAND, PLC
        3.72%, 10/17/05                                    5,000           4,999
      ROMAN CATHOLIC BISHOP OF SAN JOSE, CA
        3.84%, 10/07/05                                    5,500           5,500
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
        3.73%, 10/17/05                                    1,000           1,000
        3.78%, 10/25/05                                    1,000           1,000
    + TENDERFOOT SEASONAL HOUSING, L.L.C.
      Series B
        3.89%, 10/07/05                                    3,000           3,000
    o THE GOLDMAN SACHS GROUP, INC.
        3.78%, 10/13/05                                    1,000           1,000
        3.86%, 10/24/05                                    2,000           2,000
    * WHISTLEJACKET CAPITAL, L.L.C.,
      SECTION 3C7 (2)  / 144A
        3.73%, 10/17/05                                    1,000           1,000
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 /
      144A
        3.68%, 10/12/05                                    1,000           1,000
                                                                     -----------
                                                                          55,495

                                                 MATURITY AMOUNT        VALUE
    SECURITY                                       ($ x 1,000)       ($ x 1,000)

    OTHER INVESTMENTS 15.6% OF NET ASSETS

    REPURCHASE AGREEMENTS 15.6%
    ----------------------------------------------------------------------------
    CREDIT SUISSE FIRST BOSTON L.L.C.
    Tri-Party Repurchase
    Agreement Collateralized by
    U.S. Government Securities
    with a value of $1,340
    3.90%, issued 09/30/05,
    due 10/03/05                                           1,312           1,312
    UBS FINANCIAL SERVICES, INC.
    Tri-Party Repurchase
    Agreement Collateralized by
    U.S. Government Securities
    with a value of $51,000
    3.90%, issued 09/30/05,
    due 10/03/05                                          50,016          50,000
                                                                     -----------
                                                                          51,312

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $327,800.

The fund's portfolio holdings include restricted and/or illiquid securities worth $3,000 or 0.9% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $88,531 or 27.0% of the fund's total net assets.

At September 30, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

ISSUER                                                                  COST/
RATE, ACQUISITION DATE,                              FACE AMOUNT        VALUE
MATURITY DATE                                        ($ x 1,000)     ($ x 1,000)
THE GOLDMAN SACHS GROUP, INC.
     3.78%, 07/18/05, 10/13/05                             1,000           1,000
     3.86%, 02/22/05, 10/24/05                             2,000           2,000
                                                                     -----------
                                                                           3,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information about the securities, please refer to the fund's semi-annual or annual reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ 144A security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 99.4%  MUNICIPAL SECURITIES                            331,856          331,856
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                               331,856          331,856
  0.6%  OTHER ASSETS AND
        LIABILITIES                                                        1,842
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       333,698

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES  99.4% of net assets

      MASSACHUSETTS  98.2%
      BRIDGEWATER-RAYNHAM REGIONAL SD
      BAN
        2.70%, 07/05/06                                   1,726            1,739
      DANVERS
      BAN
        2.40%, 02/03/06                                   2,300            2,306
      DUXBURY
      BAN
        2.25%, 01/13/06                                   2,000            2,006
      FALMOUTH
      BAN
        2.73%, 07/21/06                                   2,000            2,020
      FITCHBURG
      BAN
        2.80%, 06/09/06                                   1,305            1,315
      FRAMINGHAM
      BAN
        2.23%, 11/01/05                                   2,000            2,002
      GATEWAY REGIONAL SD
      BAN
        2.60%, 11/10/05                                   3,422            3,423
      HUDSON
      BAN
        2.82%, 05/12/06                                   3,000            3,021
      LANCASTER
      BAN
        2.80%, 04/21/06                                   3,157            3,177
      LAWRENCE
      School BAN
        2.28%, 12/22/05                                   2,000            2,004
      MARION
      BAN
        2.72%, 07/14/06                                   2,561            2,586
      MASSACHUSETTS
  +~@ GO Bonds Consolidated Loan Series 1998C
        2.78%, 10/07/05                                   3,485            3,485
  ~@/ GO Bonds Consolidated Loan Series 2000C
        2.77%, 10/07/05                                   3,000            3,000
 +~@/ GO Bonds Consolidated Loan Series 2001D
        2.78%, 10/07/05                                   5,610            5,610
 +~@/ GO Bonds Consolidated Loan Series 2004A
        2.78%, 10/07/05                                   3,950            3,950
   ~@ GO Refunding Bonds Series 1998A
        2.78%, 10/07/05                                   1,500            1,500
   ~@ GO Refunding Bonds Series 2001C
        2.82%, 10/07/05                                     500              500
 +~@/ GO Refunding Bonds Series 2004A
        2.77%, 10/07/05                                   3,000            3,000
  +~@ Lease RB (Route 3 North Transportation
      Improvements) Series 2002B
        2.75%, 10/07/05                                   2,500            2,500
      TECP Series D
    ~   2.62%, 10/07/05                                   5,000            5,000
    ~   2.68%, 10/07/05                                   7,000            7,000
    ~ TECP Series F
        2.68%, 10/21/05                                   5,000            5,000
      TECP Series G
    ~   2.50%, 10/07/05                                   8,500            8,500
    ~   2.60%, 10/11/05                                   4,750            4,750
      MASSACHUSETTS BAY TRANSIT AUTH
  +~@ General Transportation System Bonds
      Series 1999A
        2.77%, 10/07/05                                   1,000            1,000
      MASSACHUSETTS BAY TRANSPORTATION AUTH
      Assessment Bonds Series 2005A
  ~@/   2.77%, 10/07/05                                   5,000            5,000
  ~@/   2.78%, 10/07/05                                   7,000            7,000
  ~@/ Sr Sales Tax Bonds Series 2004C
        2.78%, 10/07/05                                   5,685            5,685
      Sr Sales Tax Bonds Series 2005A
   ~@   2.77%, 10/07/05                                   2,800            2,800
   ~@   2.78%, 10/07/05                                   8,400            8,400
  ~@/   2.78%, 10/07/05                                   7,300            7,300
      MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
  +~@ Education RB (Dexter School) Series 2000
        2.78%, 10/07/05                                   6,320            6,320

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   +@ M/F Housing RB (Archstone Reading Apts)
      Series 2004A
        2.79%, 10/07/05                                   6,500            6,500
   +@ M/F Housing RB (Midway Studios) Series 2003A
        2.83%, 10/07/05                                   5,000            5,000
   +@ M/F Housing Refunding RB (Kensington at
      Chelmsford) Series 2002
        2.78%, 10/07/05                                  16,300           16,300
 +~@/ RB (Boston University) Series T-1
        2.78%, 10/07/05                                   2,605            2,605
   +@ RB (FIBA Technologies) Series 2003
        2.84%, 10/07/05                                   1,800            1,800
   +@ RB (Gordon College) Series 2002
        2.78%, 10/07/05                                     600              600
  +~@ RB (WGBH Educational Foundation) 2002A
        2.77%, 10/07/05                                   3,000            3,000
  +~@ RB (Wentworth Institute of Technology)
      Series 2000
        2.75%, 10/07/05                                   5,000            5,000
   +@ RB (Worcester Academy) Series 2000
        2.78%, 10/07/05                                   7,500            7,500
   +@ RB (YMCA of Greater Boston) Series 2004A
        2.77%, 10/07/05                                     600              600
      MASSACHUSETTS HEALTH AND EDUCATIONAL
      FACILITIES AUTH
  +~@ RB (Baystate Medical Center) Series D
        2.77%, 10/07/05                                   2,300            2,300
   +@ RB (Boston Home) Series 2002B
        2.78%, 10/07/05                                   2,500            2,500
  +~@ RB (Capital Assets Program) Series 1985D
        2.82%, 10/07/05                                     670              670
   ~@ RB (MIT) Series K
        2.78%, 10/07/05                                   8,800            8,800
  ~@/ RB (Massachusetts Institute of Technology)
      Series I-1
        2.78%, 10/07/05                                   4,000            4,000
  +~@ RB (Winchester Hospital) Series D
        2.78%, 10/07/05                                   6,000            6,000
      MASSACHUSETTS HFA
 +~@/ Rental Housing Mortgage RB Series 2002F
        2.80%, 10/07/05                                  10,030           10,030
  ~@/ S/F Housing Notes Series S
        2.87%, 10/07/05                                   8,975            8,975
      MASSACHUSETTS IFA
   +@ RB (New England College of Optometry)
      Series 1997
        2.78%, 10/07/05                                   5,900            5,900
      MASSACHUSETTS PORT AUTH
 +~@/ RB (Delta Airlines, Inc) Series 2001A
        2.81%, 10/07/05                                   2,495            2,495
      MASSACHUSETTS SCHOOL BUILDING AUTH
      Dedicated Sales Tax Bonds Series 2005A
 +~@/   2.76%, 10/07/05                                  10,000           10,000
 +~@/   2.78%, 10/07/05                                   7,005            7,005
       MASSACHUSETTS TURNPIKE AUTH
 +~@/ RB (Western Turnpike) Series 1997A
        2.78%, 10/07/05                                   8,500            8,500
      MASSACHUSETTS WATER POLLUTION ABATEMENT
      TRUST
  ~@/ Pool Program Bonds Series 10
        2.78%, 10/07/05                                   3,840            3,840
  ~@/ RB Subordinate Series 1999A
        2.76%, 10/07/05                                  15,000           15,000
      MASSACHUSETTS WATER RESOURCES AUTH
      General Refunding RB Series 2005A
 +~@/   2.77%, 10/07/05                                   3,210            3,210
  +~@   2.78%, 10/07/05                                   4,705            4,705
      TECP Series 1994
    +   2.45%, 10/06/05                                  14,000           14,000
    +   2.45%, 10/07/05                                   5,300            5,300
      MEDWAY
      Unlimited Tax BAN
        1.76%, 10/07/05                                   2,000            2,000
      NASHOBA REGIONAL SD
      State Qualified BAN
        2.90%, 09/14/06                                   2,780            2,815
      NATICK
      BAN
        2.75%, 04/28/06                                   2,000            2,011
      NORTH ANDOVER
      BAN
        1.76%, 10/07/05                                   2,000            2,000
      NORTHBOROUGH-SOUTHBOROUGH REGIONAL SD
      BAN
        1.84%, 10/27/05                                   2,000            2,002
      PEMBROKE
      BAN
        2.87%, 08/03/06                                   3,000            3,028
      RALPH C. MAHAR REGIONAL SD
      BAN
        2.70%, 07/14/06                                   2,000            2,016
      SCITUATE
      Unlimited Tax GO School BAN
        2.70%, 12/21/05                                   6,956            6,969
      SILVER LAKE REGIONAL SD
      GO BAN
        2.58%, 03/30/06                                   3,000            3,013
      UNIVERSITY OF MASSACHUSETTS BUILDING AUTH
 +~@/ Refunding RB Sr Series 2005-2
        2.78%, 10/07/05                                   3,000            3,000
      WALTHAM
      BAN
        2.20%, 11/15/05                                   2,001            2,003
      WEST TISBURY
      BAN
        2.85%, 06/15/06                                   1,850            1,865
                                                                     -----------
                                                                         327,756
      PUERTO RICO  1.2%
      PUERTO RICO
 +~@/ Public Improvement Bonds Series 2000
        2.75%, 10/07/05                                   4,100            4,100

END OF INVESTMENTS.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

At 09/30/05, the tax basis cost of the fund's investments was $331,856

The fund's portfolio holdings include restricted but deemed liquid 144A securities worth $114,330 or 34.3% of the fund's total net assets.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information, please refer to the fund's semi-annual or annual reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)        ($X1,000)
-------------------------------------------------------------------------------
 70.6%  FIXED-RATE OBLIGATIONS                         431,124          431,124
 20.0%  VARIABLE-RATE OBLIGATIONS                      122,266          122,266
  9.3%  OTHER INVESTMENTS                               56,617           56,617
-------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                              610,007          610,007
  0.1%  OTHER ASSETS AND
        LIABILITIES                                                         636
-------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      610,643

      ISSUER                                       FACE AMOUNT         VALUE
      RATE, MATURITY DATE                          ($ x 1,000)      ($ x 1,000)
      FIXED-RATE OBLIGATIONS  70.6% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  42.7%
      -------------------------------------------------------------------------
      AB SPINTAB
        3.75%, 11/15/05                                  5,000            4,977
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
        3.95%, 03/14/06                                  1,500            1,474
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
        3.75%, 11/15/05                                  4,000            3,981
        3.81%, 12/07/05                                  1,000              993
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
        3.75%, 10/24/05                                  4,000            3,990
      ANZ NATIONAL INT'L LTD
        4.01%, 02/23/06                                  5,000            4,921
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
        3.61%, 12/22/05                                  1,000              992
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
        3.90%, 12/12/05                                  1,000              992
        3.86%, 12/13/05                                  2,000            1,985
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.72%, 10/14/05                                  4,000            3,995
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
        3.56%, 10/18/05                                  5,000            4,992
        3.39%, 11/16/05                                  2,000            1,991
        3.75%, 11/17/05                                  7,000            6,966
        3.60%, 12/20/05                                  1,000              992
      BANK OF AMERICA CORP.
        3.58%, 10/25/05                                 10,000            9,976
      BEAR STEARNS & CO., INC.
        3.51%, 10/12/05                                  4,000            3,996
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
        3.51%, 10/13/05                                  2,000            1,998
  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
        4.13%, 03/28/06                                  2,500            2,450
    * CC (USA), INC., SECTION 3C7 / 144A
        3.50%, 10/11/05                                  2,000            1,998
    + CITIGROUP FUNDING, INC.
        3.81%, 12/02/05                                  5,000            4,968
        3.99%, 12/27/05                                  7,000            6,933
      CITIGROUP GLOBAL MARKETS HOLDINGS, INC.
        3.46%, 11/30/05                                  5,700            5,668
   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
        3.79%, 01/06/06                                  5,000            4,950
   *+ CROWN POINT CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
        3.56%, 10/18/05                                  2,000            1,997
        3.82%, 01/18/06                                  1,000              989
    * DAKOTA CP NOTES OF CITIBANK CREDIT
      CARD ISSUANCE TRUST, SECTION 4 (2) / 144A
        3.54%, 10/14/05                                  2,000            1,997
        3.75%, 12/06/05                                  3,000            2,980
        3.98%, 12/28/05                                  9,000            8,913
      DNB NOR BANK  ASA
        3.70%, 11/07/05                                  2,000            1,992
        3.75%, 11/17/05                                  4,300            4,279
    + DRESDNER U.S. FINANCE, INC.
        3.50%, 10/06/05                                  1,000            1,000
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
        3.72%, 10/13/05                                  2,000            1,998
        3.98%, 12/28/05                                  2,000            1,981
   *+ FAIRWAY FINANCE CO., L.L.C.,
      SECTION 4(2) / 144A
        3.94%, 12/28/05                                  1,077            1,067
   *+ FALCON ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.68%, 10/20/05                                  3,000            2,994
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
        3.81%, 12/01/05                                  1,000              994
        3.97%, 12/28/05                                  2,000            1,981
      GENERAL ELECTRIC CAPITAL CORP.
        3.95%, 03/21/06                                  7,000            6,871
        3.95%, 03/22/06                                  6,000            5,889
    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
        3.54%, 10/07/05                                  3,000            2,998

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
        3.51%, 10/12/05                                   4,000            3,996
   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
        3.60%, 12/20/05                                   1,000              992
      HSBC U.S.A., INC.
        3.74%, 12/16/05                                   2,000            1,984
    + ING (U.S.) FUNDING, L.L.C.
        4.00%, 02/17/06                                   2,200            2,167
      IRISH LIFE & PERMANENT, PLC,
      SECTION 4(2) / 144A
        3.45%, 11/10/05                                   3,000            2,989
   *+ JUPITER SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.68%, 10/11/05                                   7,000            6,993
        3.76%, 10/20/05                                   3,000            2,994
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
        3.38%, 11/08/05                                   6,000            5,979
    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
        3.37%, 10/12/05                                   5,000            4,995
    * MANE FUNDING CORP., SECTION 4(2) / 144A
        3.56%, 10/18/05                                   1,000              998
      MORGAN STANLEY
        3.82%, 11/30/05                                   7,000            6,956
    * NEWCASTLE CERTS PROGRAM, SERIES 2000A
      SECTION 4(2) / 144A
        3.84%, 11/29/05                                   5,000            4,969
   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
        3.54%, 10/13/05                                   4,000            3,995
   *+ OLD LINE FUNDING, L.L.C. SECTION 4(2) / 144A
        3.77%, 10/20/05                                   2,500            2,495
   *+ PARK AVENUE RECEIVABLES CO., L.L.C.,
      SECTION 4(2) / 144A
        3.73%, 10/18/05                                   1,359            1,357
   *+ PARK GRANADA, L.L.C., SECTION 4(2) / 144A
        3.70%, 10/31/05                                   2,000            1,994
        3.72%, 10/31/05                                   2,000            1,994
        3.68%, 11/01/05                                   1,000              997
   *+ PICAROS FUNDING, L.L.C. SECTION 4(2) / 144A
        3.97%, 02/17/06                                   1,000              985
   *+ PREFERRED RECEIVABLES FUNDING CORP.
      SECTION 4(2) / 144A
        3.75%, 10/20/05                                   1,000              998
        3.97%, 02/10/06                                   2,000            1,971
    + RABOBANK USA FINANCIAL CORP.
        3.90%, 12/23/05                                   2,000            1,982
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
        4.00%, 02/24/06                                   4,000            3,936
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
        3.50%, 10/05/05                                   4,000            3,998
        3.55%, 10/17/05                                   3,000            2,995
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
        3.50%, 10/03/05                                   8,000            7,998
        3.58%, 10/19/05                                   2,000            1,996
        3.46%, 11/21/05                                   1,000              995
      SKANDINAVISKA ENSKILDA BANKEN AB
        4.03%, 03/02/06                                   3,000            2,950
    + SOCIETE GENERALE NORTH AMERICA, INC.
        4.17%, 03/28/06                                   3,000            2,939
      THE GOLDMAN SACHS GROUP, INC.
        3.47%, 11/21/05                                   2,000            1,990
   *+ THUNDER BAY FUNDING, L.L.C.
      SECTION 4(2) / 144A
        3.74%, 12/05/05                                   4,000            3,973
   *+ TRIPLE A-ONE FUNDING CORP.,
      SECTION 4(2) / 144A
        3.92%, 12/23/05                                   2,000            1,982
    + UBS FINANCE (DELAWARE) INC.
        3.83%, 11/29/05                                   1,500            1,491
        3.88%, 01/12/06                                   1,025            1,014
    + WESTPAC CAPITAL CORP.
        3.47%, 11/28/05                                   8,000            7,956
    * WHITE PINE FINANCE, L.L.C.,
      SECTION 3C7 / 144A
        3.51%, 10/05/05                                   4,000            3,998
   *+ WINDMILL FUNDING CORP.,
      SECTION 4(2) / 144A
        3.71%, 10/17/05                                   8,550            8,536
                                                                     -----------
                                                                         260,625
      CERTIFICATES OF DEPOSIT 27.9%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
        3.32%, 10/18/05                                   3,000            2,999
      AMERICAN EXPRESS BANK FSB
        3.77%, 12/12/05                                   5,000            5,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
        3.75%, 11/21/05                                   4,000            4,000
        3.46%, 11/28/05                                   5,000            5,000
      BANK OF TOKYO-MITSUBISHI, LTD.
        3.82%, 12/02/05                                   3,000            3,000
      BARCLAYS BANK, PLC
        3.57%, 12/19/05                                   4,000            4,000
      BNP PARIBAS
        3.50%, 10/13/05                                   7,000            7,000
        3.46%, 11/28/05                                   6,000            6,000
      CALYON
        3.40%, 11/10/05                                   2,000            2,000
      CANADIAN IMPERIAL BANK OF COMMERCE
        4.03%, 03/27/06                                   7,000            7,000
      CITIBANK, N.A.
        3.97%, 12/29/05                                   5,000            5,000
      CREDIT SUISSE FIRST BOSTON
        3.68%, 10/26/05                                   3,000            3,000
        3.75%, 12/09/05                                   2,000            2,000
      DEPFA BANK, PLC
        3.50%, 10/07/05                                   3,000            3,000
      DEUTSCHE BANK, AG
        3.50%, 10/11/05                                   5,000            5,000
        3.51%, 10/11/05                                   6,000            6,000
        3.52%, 10/17/05                                  10,000           10,000
    + HBOS TREASURY SERVICES, PLC
        3.80%, 11/29/05                                   7,000            7,000
      HSBC BANK, USA
        3.44%, 11/21/05                                   3,000            3,000
      HSH NORDBANKEN, AG
        3.75%, 12/09/05                                   2,000            2,000
      LLOYDS TSB BANK, PLC
        3.45%, 11/17/05                                   6,000            6,000
        3.46%, 12/01/05                                   2,000            2,000
      MIZUHO CORP. BANK, LTD.
        3.74%, 11/08/05                                   5,000            5,000
      ROYAL BANK OF CANADA
        3.54%, 10/21/05                                   9,000            9,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT         VALUE
      RATE, MATURITY DATE                          ($ x 1,000)      ($ x 1,000)
      SKANDINAVISKA ENSKILDA BANKEN AB
        3.71%, 10/18/05                                  3,000            3,000
      SOCIETE GENERALE
        3.54%, 10/21/05                                  4,000            4,000
        3.37%, 11/09/05                                  2,000            2,000
        3.95%, 12/28/05                                  2,000            2,000
      SVENSKA HANDELSBANKEN AB
        3.54%, 10/21/05                                  5,000            5,000
        3.70%, 11/01/05                                  3,000            3,000
      TORONTO DOMINION BANK
        3.44%, 11/09/05                                  2,000            2,000
        3.45%, 11/28/05                                  4,000            4,000
        3.47%, 12/05/05                                  1,000            1,000
      U.S. BANK, N.A.
        3.34%, 10/03/05                                  3,000            3,000
      UBS, AG
        3.97%, 02/01/06                                  3,000            3,000
      UNICREDITO ITALIANO SPA
        3.42%, 11/02/05                                  3,000            3,000
        3.78%, 01/17/06                                  9,000            9,000
      WASHINGTON MUTUAL BANK, FA
        3.44%, 11/22/05                                  4,500            4,500
      WELLS FARGO BANK, N.A.
        3.69%, 10/24/05                                  3,000            3,000
      WILMINGTON TRUST CO.
        3.78%, 11/18/05                                  5,000            5,000
                                                                    -----------
                                                                        170,499
      VARIABLE-RATE OBLIGATIONS  20.0% of net assets
      BARCLAYS BANK, PLC
        3.64%, 10/03/05                                  1,000            1,000
        3.77%, 10/31/05                                 14,000           13,999
    + BMC SPECIAL CARE FACILITIES FINANCING
      AUTHORITY OF THE CITY OF MONTGOMERY, ALABAMA
      Taxable RB (Montgomery Baptist Outreach
      Services Corp. Project) Series 1997A
        3.84%, 10/07/05                                  7,410            7,410
      Taxable RB (Montgomery Baptist Outreach
      Services Corp. Project) Series 1997B
        3.84%, 10/07/05                                  1,895            1,895
      BNP PARIBAS
        3.62%, 10/04/05                                  8,000            7,998
    * CC (USA), INC., SECTION 3C7 / 144A
        3.88%, 10/24/05                                  5,286            5,286
    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Series 2000C
        3.84%, 10/07/05                                  3,500            3,500
      CREDIT SUISSE FIRST BOSTON
        3.69%, 10/11/05                                  5,000            5,000
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
        3.70%, 10/14/05                                  3,000            3,000
      FANNIE MAE
        3.39%, 10/03/05                                  3,000            3,000
      FEDERAL HOME LOAN BANK
        3.61%, 10/05/05                                  2,000            2,000
      LANDESBANK BADEN-WURTTEMBERG
        3.62%, 10/07/05                                  5,000            5,000
        3.68%, 10/13/05                                  3,000            3,000
    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C.,
      SECTION 4(2) / 144A
        3.80%, 10/31/05                                  3,000            3,000
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
        3.72%, 10/17/05                                  6,000            6,000
    + LOANSTAR ASSETS PARTNERS II, L.P.
        3.85%, 10/07/05                                  5,000            5,000
    + MARTINEZ, CALIFORNIA
      M/F Housing Revenue Refunding Bond
      (Muirwood Garden Apartments) Series 2003A-T
        3.84%, 10/07/05                                  2,800            2,800
    + NEW YORK CITY IDA
      Taxable Industrial Revenue Refunding Bond
      (Allway Tools, Inc. Project) Series 1997
        3.89%, 10/07/05                                    155              155
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
        3.71%, 10/14/05                                  4,000            3,999
      NORDEA BANK FINLAND, PLC
        3.72%, 10/17/05                                 10,000            9,999
    + PALM SPRINGS, CALIFORNIA
      COP (Downtown Parking Project) Series 2002A
        3.84%, 10/07/05                                  8,000            8,000
      ROYAL BANK OF SCOTLAND, PLC
        3.63%, 10/03/05                                  3,000            3,000
    * SIGMA FINANCE, INC., SECTION 3C7 / 144A
        3.73%, 10/17/05                                  3,000            3,000
    o THE GOLDMAN SACHS GROUP, INC.
        3.78%, 10/13/05                                  4,000            4,000
        3.86%, 10/24/05                                  6,000            6,000
   *+ WACHOVIA ASSET SECURITIZATION, INC.,  /
      144A
      Series 2004-HMIA Class A
        3.82%, 10/25/05                                  2,226            2,226
    * WHITE PINE FINANCE, L.L.C.,
      SECTION 3C7 / 144A
        3.68%, 10/12/05                                  3,000            2,999
                                                                    -----------
                                                                        122,266

                                               MATURITY AMOUNT
       SECURITY                                  ($ x 1,000)
       OTHER INVESTMENTS  9.3% of net assets

       REPURCHASE AGREEMENTS  9.3%
       ------------------------------------------------------------------------
       CREDIT SUISSE FIRST BOSTON L.L.C.
       Tri-Party Repurchase
       Agreement Collateralized by
       U.S. Government Securities
       with a value of $5,730
       3.90%, issued 09/30/05,
       due 10/03/05                                       5,619           5,617
       UBS FINANCIAL SERVICES, INC.
       Tri-Party Repurchase
       Agreement Collateralized by
       U.S. Government Securities
       with a value of $52,028
       3.90%, issued 09/30/05,
       due 10/03/05                                      50,016          50,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

                                               MATURITY AMOUNT         VALUE
SECURITY                                         ($ x 1,000)        ($ x 1,000)
3.76%, issued 09/21/05,
due 10/07/05                                             1,002            1,000
                                                                    -----------
                                                                         56,617

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $610,007.

The fund's portfolio holdings include restricted and/or illiquid securities worth $12,450 or 2.0% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $189,301 or 31.0% of the fund's total net assets.

At September 30, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

      ISSUER                                           FACE            COST/
      RATE, ACQUISITION DATE,                         AMOUNT           VALUE
      MATURITY DATE                                ($ x 1,000)      ($ x 1,000)
      BLUE SPICE, L.L.C., SECTION 4(2)
      144A
        4.13%, 09/27/05,03/28/06                         2,500            2,450
                                                                    -----------
                                                                          2,450

      THE GOLDMAN SACHS GROUP, INC.
        3.78%, 07/15/05,10/13/05                         4,000            4,000
        3.86%, 02/22/05,10/24/05                         6,000            6,000
                                                                    -----------
                                                                         10,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT MONEY FUND(R)

PORTFOLIO HOLDINGS  As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information about the securities, please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 72.6%  FIXED-RATE OBLIGATIONS                          379,150         379,150
 18.2%  VARIABLE-RATE OBLIGATIONS                        94,840          94,840
  9.3%  OTHER INVESTMENTS                                48,695          48,695
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                               522,685         522,685
(0.1)%  OTHER ASSETS AND
        LIABILITIES                                                        (586)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      522,099

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FIXED-RATE OBLIGATIONS  72.6% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  43.9%
      --------------------------------------------------------------------------
      AB SPINTAB
        3.51%, 10/14/05                                   1,000              999
        3.75%, 11/15/05                                   4,000            3,981
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
        3.95%, 03/14/06                                   1,500            1,474
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
        3.75%, 11/15/05                                   5,000            4,977
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
        3.73%, 10/21/05                                   4,000            3,992
        3.75%, 10/24/05                                   2,000            1,995
      ANZ NATIONAL INT'L LTD.
        4.01%, 02/23/06                                   4,000            3,937
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
        3.61%, 12/22/05                                   1,000              992
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
        3.53%, 10/14/05                                   2,000            1,997
        3.86%, 12/13/05                                   2,000            1,985
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.73%, 10/26/05                                   3,311            3,302
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) /  144A
        3.39%, 11/16/05                                   1,000              996
        3.44%, 11/18/05                                   2,000            1,991
        3.88%, 01/18/06                                   1,000              988
        4.01%, 03/01/06                                   7,000            6,885
      BANK OF AMERICA CORP.
        3.31%, 10/06/05                                   5,000            4,998
        3.58%, 10/25/05                                  10,000            9,976
      BANK OF IRELAND
        3.81%, 11/14/05                                   3,000            2,986
      BEAR STEARNS & CO., INC.
        3.50%, 10/04/05                                   3,000            2,999
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
        4.00%, 03/01/06                                   1,000              984
    * CC (USA), INC., SECTION 3C7 / 144A
        3.55%, 10/18/05                                   4,500            4,493
   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) / 144A
        3.74%, 10/18/05                                   3,313            3,307
    + CITIGROUP FUNDING, INC.
        3.81%, 12/02/05                                   1,000              994
   *+ CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
        3.74%, 10/19/05                                   6,000            5,989
   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
        3.75%, 01/06/06                                   3,000            2,970
   *+ CROWN POINT CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
        3.44%, 11/16/05                                   1,000              996
        3.74%, 12/02/05                                   3,000            2,981
        3.82%, 01/18/06                                   4,938            4,882
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4 (2) / 144A
        3.54%, 10/14/05                                   1,000              999
        3.75%, 12/06/05                                   4,000            3,973
        3.78%, 12/08/05                                   7,000            6,950
        3.84%, 12/14/05                                   1,000              992
    + DANSKE CORP.
        3.81%, 12/12/05                                   2,000            1,985
        3.84%, 12/12/05                                   5,300            5,260
      DNB NOR BANK  ASA
        3.70%, 11/07/05                                   1,300            1,295
        3.75%, 11/17/05                                   2,000            1,990
        3.75%, 12/23/05                                   1,000              991
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
        3.72%, 10/13/05                                   2,000            1,998
        3.68%, 10/14/05                                   1,000              999
        3.89%, 12/19/05                                   1,000              992
   *+ FALCON ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.68%, 10/20/05                                   2,000            1,996

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
        3.55%, 10/18/05                                   4,000            3,993
        3.97%, 12/28/05                                   1,000              990
      GENERAL ELECTRIC CAPITAL CORP.
        3.99%, 03/02/06                                   2,000            1,967
    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
        3.55%, 10/14/05                                   5,000            4,994
   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
        3.50%, 10/07/05                                   1,000              999
        3.60%, 12/20/05                                   3,000            2,976
    + HSBC U.S.A., INC.
        3.74%, 12/16/05                                   2,000            1,984
    + IXIS COMMERCIAL PAPER CORP.,
      SECTION 4(2) / 144A
        3.73%, 11/18/05                                   1,200            1,194
   *+ JUPITER SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.68%, 10/11/05                                   7,000            6,993
        3.76%, 10/20/05                                   2,000            1,996
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
        3.55%, 10/17/05                                   3,800            3,794
        4.13%, 03/27/06                                   1,000              980
      MORGAN STANLEY
        3.73%, 10/14/05                                   3,000            2,996
        3.72%, 10/19/05                                   3,000            2,994
    * NEWCASTLE CERTIFICATES PROGRAM, SERIES A
      SECTION 4(2) / 144A
        3.77%, 10/18/05                                   1,000              998
        3.83%, 11/22/05                                   3,000            2,984
   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
        3.84%, 12/15/05                                   2,000            1,984
        3.79%, 01/12/06                                     583              577
    + NORDEA NORTH AMERICA, INC.
        4.16%, 03/31/06                                   1,500            1,469
   *+ OLD LINE FUNDING, L.L.C. SECTION 4(2) / 144A
        3.77%, 10/20/05                                   1,000              998
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
        3.70%, 10/31/05                                   3,000            2,991
        3.72%, 10/31/05                                   2,000            1,994
   *+ PICAROS FUNDING, L.L.C. SECTION 4(2) / 144A
        3.51%, 10/06/05                                   5,000            4,998
   *+ PREFERRED RECEIVABLES FUNDING CORP.
      SECTION 4(2) / 144A
        3.71%, 10/14/05                                   1,000              999
        3.75%, 10/20/05                                   3,000            2,994
        3.97%, 02/10/06                                   2,000            1,971
    + RABOBANK USA FINANCIAL CORP.
        3.90%, 12/23/05                                   4,000            3,964
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
        4.00%, 02/24/06                                   3,000            2,952
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
        3.50%, 10/05/05                                   1,000            1,000
        3.55%, 10/17/05                                   1,138            1,136
        3.79%, 11/28/05                                   1,000              994
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
        3.51%, 10/13/05                                   6,000            5,993
        3.58%, 10/19/05                                   3,000            2,995
        3.88%, 01/12/06                                   1,000              989
      SKANDINAVISKA ENSKILDA BANKEN AB
        3.71%, 11/02/05                                   3,000            2,990
    + SOCIETE GENERALE NORTH AMERICA, INC.
        3.88%, 12/19/05                                   3,300            3,272
        4.15%, 03/28/06                                   2,000            1,960
   *+ THUNDER BAY FUNDING, L.L.C. SECTION 4(2) / 144A
        3.74%, 12/05/05                                   1,000              993
    + WESTPAC CAPITAL CORP.
        3.47%, 11/28/05                                   6,000            5,967
    * WHISTLEJACKET CAPITAL, L.L.C., SECTION 3C7 / 144A
        3.80%, 12/16/05                                   1,700            1,687
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
        3.51%, 10/11/05                                   3,000            2,997
   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
        3.71%, 10/18/05                                   4,000            3,993
   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) / 144A
        3.72%, 10/20/05                                   2,000            1,996
                                                                     -----------
                                                                         229,151
      CERTIFICATES OF DEPOSIT  28.7%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
        3.32%, 10/18/05                                   2,000            1,999
        3.58%, 12/20/05                                   1,000            1,000
      AMERICAN EXPRESS BANK FSB
        3.75%, 10/20/05                                   5,000            5,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
        3.75%, 11/21/05                                   2,000            2,000
        3.46%, 11/28/05                                   5,000            5,000
      BANK OF TOKYO-MITSUBISHI, LTD.
        3.82%, 12/02/05                                   5,000            5,000
      BARCLAYS BANK, PLC
        3.57%, 12/19/05                                   4,000            4,000
      BNP PARIBAS
        3.50%, 10/13/05                                   5,000            5,000
        3.46%, 11/28/05                                   2,000            2,000
        3.98%, 12/30/05                                   5,000            5,000
        4.03%, 03/27/06                                   5,000            5,000
      CALYON
        3.37%, 11/09/05                                   5,000            5,000
      CITIBANK, N.A.
        3.90%, 12/22/05                                   3,000            3,000
        3.97%, 12/29/05                                   6,000            6,000
      DEPFA BANK, PLC
        3.50%, 10/07/05                                   3,000            3,000
        3.80%, 12/01/05                                   1,000            1,000
      DEUTSCHE BANK, AG
        3.51%, 10/11/05                                   5,000            5,000
        3.52%, 10/17/05                                  10,000           10,000
        3.75%, 11/22/05                                   3,000            3,000
      FORTIS BANK
        4.18%, 04/03/06                                   2,000            2,000
    + HBOS TREASURY SERVICES, PLC
        3.80%, 11/29/05                                   1,000            1,000
      HSBC BANK, USA
        3.44%, 11/21/05                                   5,000            5,000
      HSH NORDBANKEN, AG
        3.75%, 12/09/05                                   2,000            2,000

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                       FACE AMOUNT         VALUE
      RATE, MATURITY DATE                          ($ x 1,000)      ($ x 1,000)
      LLOYDS TSB BANK, PLC
        3.45%, 11/17/05                                  5,000            5,000
      MIZUHO CORP. BANK, LTD.
        3.74%, 11/08/05                                  5,000            5,000
      ROYAL BANK OF CANADA
        3.54%, 10/21/05                                  7,000            7,000
        4.01%, 02/28/06                                  2,000            2,000
      SOCIETE GENERALE
        3.95%, 12/28/05                                  6,000            6,000
      SVENSKA HANDELSBANKEN AB
        3.70%, 11/01/05                                  7,000            7,000
      TORONTO DOMINION BANK
        3.44%, 11/09/05                                  2,000            2,000
        3.45%, 11/28/05                                  2,000            2,000
      U.S. BANK, N.A.
        3.32%, 10/11/05                                  2,000            2,000
      UBS, AG
        3.71%, 11/04/05                                  2,000            2,000
        3.97%, 02/01/06                                  5,000            5,000
      UNICREDITO ITALIANO SPA
        3.42%, 11/02/05                                  3,000            3,000
        3.78%, 01/17/06                                  6,000            6,000
      WASHINGTON MUTUAL BANK, FA
        3.44%, 11/22/05                                  4,000            4,000
      WELLS FARGO BANK, N.A.
        3.69%, 10/24/05                                  5,000            5,000
                                                                    -----------
                                                                        149,999
      VARIABLE-RATE OBLIGATIONS 18.2% of net assets

      BARCLAYS BANK, PLC
        3.67%, 10/11/05                                  3,000            2,999
        3.75%, 10/21/05                                  1,000            1,000
        3.77%, 10/31/05                                  6,000            6,000
      BNP PARIBAS
        3.73%, 10/17/05                                  1,000            1,000
    + CALIFORNIA POLLUTION CONTROL FINANCING
      AUTHORITY
      Solid Waste Disposable RB (Burr Properties
      Project) Series 1998B
        3.94%, 10/07/05                                  1,760            1,760
    * CC (USA), INC., SECTION 3C7 / 144A
        3.88%, 10/24/05                                  4,000            4,000
    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
      Taxable RB (Jay Leasing, Inc. Project)
      Series 1997
        3.86%, 10/07/05                                  1,735            1,735
      CREDIT SUISSE FIRST BOSTON
        3.69%, 10/11/05                                  7,000            7,000
    + EAGLE COUNTY, COLORADO TAXABLE HOUSING
      FACILITIES
      RB (BC Housing, L.L.C. Project) Series 1997B
        3.84%, 10/07/05                                  1,500            1,500
      FANNIE MAE
        3.39%, 10/03/05                                  2,000            2,000
      FEDERAL HOME LOAN BANK
        3.61%, 10/05/05                                  3,000            3,000
    + HBOS TREASURY SERVICE, PLC
        3.79%, 10/26/05                                  2,000            2,000
      LANDESBANK BADEN-WURTTEMBERG
        3.62%, 10/07/05                                  5,000            5,000
        3.68%, 10/13/05                                  2,000            2,000
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
        3.65%, 10/03/05                                  2,000            2,000
        3.70%, 10/13/05                                  4,000            3,999
    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C.,
      SECTION 4(2) / 144A
        3.65%, 10/07/05                                  1,000            1,000
        3.80%, 10/31/05                                  2,000            2,000
    + LP PINEWOODS SPV
        3.84%, 10/07/05                                 15,000           15,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
        3.71%, 10/14/05                                  2,000            2,000
      NORDEA BANK FINLAND, PLC
        3.72%, 10/17/05                                  3,000            2,999
      ROYAL BANK OF SCOTLAND, PLC
        3.78%, 10/27/05                                  3,000            2,999
        3.78%, 10/31/05                                  6,000            5,999
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
        3.73%, 10/17/05                                  3,000            3,000
    o THE GOLDMAN SACHS GROUP, INC.
        3.78%, 10/13/05                                  3,000            3,000
        3.86%, 10/24/05                                  5,000            5,000
    + TRAP ROCK INDUSTRIES, INC.
      RB Series 1997
        3.86%, 10/07/05                                  1,040            1,040
    + VILLAGE OF STURTEVANT, WISCONSIN
      IDRB (Andis Co. Project) Series 1996B
        3.92%, 10/07/05                                    810              810
    * WHISTLEJACKET CAPITAL, L.L.C.,
      SECTION 3C7 / 144A
        3.73%, 10/17/05                                  1,000            1,000
    * WHITE PINE FINANCE, L.L.C.,
      SECTION 3C7 / 144A
        3.68%, 10/12/05                                  2,000            2,000
                                                                    -----------
                                                                         94,840

                                               MATURITY AMOUNT
      SECURITY                                   ($ x 1,000)
      OTHER INVESTMENTS  9.3% of net assets

      REPURCHASE AGREEMENTS  9.3%
      -------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $6,832
      3.90%, issued 09/30/05,
      due 10/03/05                                       6,697            6,695
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $42,844
      3.90%, issued 09/30/05,
      due 10/03/05                                      40,013           40,000
      3.76%, issued 09/21/05,
      due 10/07/05                                       2,003            2,000
                                                                    -----------
                                                                         48,695

END OF INVESTMENTS.

SCHWAB RETIREMENT MONEY FUND

PORTFOLIO HOLDINGS continued

At 09/30/05, the tax basis cost of the fund's investments was $522,685.

The fund's portfolio holdings include restricted and/or illiquid securities worth $8,000 or 1.5% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $173,244 or 33.2% of the fund's total net assets.

At September 30, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

      ISSUER                                           FACE             COST/
      RATE, ACQUISITION DATE,                         AMOUNT            VALUE
      MATURITY DATE                                ($ x 1,000)       ($ x 1,000)
      THE GOLDMAN SACHS GROUP, INC.
        3.78%, 07/15/05, 10/13/05                        3,000             3,000
        3.86%, 02/22/05, 10/24/05                        5,000             5,000
                                                                     -----------
                                                                           8,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW YORK MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information about the securities, please refer to the fund's semi-annual or annual reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

= Delayed-delivery security

/ 144A security; restricted but deemed liquid

* All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                     ($X1,000)     ($X1,000)
--------------------------------------------------------------------------------
 99.5%   MUNICIPAL SECURITIES                            1,763,128     1,763,128
--------------------------------------------------------------------------------
 99.5%   TOTAL INVESTMENTS                               1,763,128     1,763,128
  0.5%   OTHER ASSETS AND
         LIABILITIES                                                       9,292
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    1,772,420

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      MUNICIPAL SECURITIES  99.5% of net assets

      NEW YORK  99.5%
      ALBANY IDA
   +@ IDRB (Newkirk Products) Series 1995A
        2.84%, 10/07/05                                        900           900
   +@ Refunding IDRB (United Cerebral Palsy
      Association-Capital District) Series 1997B
        2.80%, 10/07/05                                     10,000        10,000
      BINGHAMTON
      Various Purpose BAN Series 2005
        2.92%, 09/22/06                                     15,000        15,153
      BROOME CNTY IDA
   +@ Civic Facility RB (Elizabeth Church
      Manor Nursing Home) Series 2003
        2.76%, 10/07/05                                      6,050         6,050
   +@ Civic Facility RB (Methodist Homes For the
      Aging) Series 2003
        2.76%, 10/07/05                                      5,415         5,415
      CHAUTAUQUA CNTY
   +@ Civic Facility RB (Jamestown Center City
      Development Corp) Series 2000A
        2.80%, 10/07/05                                     11,610        11,610
   +@ IDRB (Grafco Industries) Series 2002
        2.79%, 10/07/05                                      6,130         6,130
      CONNETQUOT CENTRAL SD
      TAN Series 2005-2006
        2.83%, 06/30/06                                     15,000        15,128
      FARMINGDALE UNION FREE SD
      TAN Series 2005
        2.79%, 06/29/06                                     10,000        10,088
        2.83%, 06/29/06                                      5,000         5,043
      HAUPPAUGE UNION FREE SD
      TAN Series 2005-2006
        2.72%, 06/29/06                                      7,500         7,569
      HERKIMER CNTY
   +@ Civic Facility RB (Templeton Foundation)
      Series 2000
        2.82%, 10/07/05                                      1,800         1,800
      HERRICKS UNION FREE SD
      TAN Series 2005-2006
        2.80%, 06/29/06                                      3,400         3,430
      LONG ISLAND POWER AUTH
 +~@/ Electric System General RB Series 1998A
        2.78%, 10/07/05                                     21,000        21,000
 +~@/ Electric System General RB Series 2001A
        2.78%, 10/07/05                                      4,365         4,365
 +~@/ Electric System RB Series 1998A
        2.78%, 10/07/05                                      1,900         1,900
      METROPOLITAN TRANSPORTATION AUTH
   ~@ Dedicated Tax Fund Bonds Series 1998A
        2.78%, 10/07/05                                      9,440         9,440
  ~@/ Dedicated Tax Fund Bonds Series 1999A
        2.73%, 10/07/05                                     10,800        10,800
  +~@ Dedicated Tax Fund Bonds Series 2002A
        2.78%, 10/07/05                                     10,980        10,980
 +~@/ RB Series 2003B
        2.78%, 10/07/05                                      3,500         3,500
 +~@/ RB Series 2005B
        2.78%, 10/07/05                                     39,850        39,850
  +~@ Refunding RB Series 2002A
        2.76%, 10/07/05                                     22,000        22,000
      Revenue BAN Series CP-1A
    +   2.45%, 10/07/05                                     45,000        45,000
    +   2.55%, 10/07/05                                     10,000        10,000
    +   2.72%, 12/06/05                                     10,000        10,000
    + Revenue BAN Sub-Series B
        2.72%, 11/30/05                                     25,000        25,000
      MIDDLE COUNTRY CENTRAL SD
      BAN Series 2005
        3.00%, 08/23/06                                      8,000         8,087
      NASSAU HEALTH CARE CORP
  +~@ Bonds Series 2004C-2
        2.66%, 10/07/05                                      5,000         5,000

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      NEW YORK CITY
   +@ GO Bonds Fiscal 1994 Series E-3
        2.79%, 10/01/05                                     11,200        11,200
   +@ GO Bonds Fiscal 1994 Series H-4
        2.79%, 10/01/05                                      4,000         4,000
 +~@/ GO Bonds Fiscal 2000 Series A
        2.78%, 10/07/05                                      3,395         3,395
 +~@/ GO Bonds Fiscal 2001 Series A
        2.78%, 10/07/05                                      7,385         7,385
 +~@/ GO Bonds Fiscal 2001 Series B
        2.76%, 10/07/05                                      3,460         3,460
 +~@/ GO Bonds Fiscal 2002 Series A
        2.78%, 10/07/05                                      9,750         9,750
  +~@ GO Bonds Fiscal 2002 Series G
        2.78%, 10/07/05                                     16,400        16,400
   +@ GO Bonds Fiscal 2003 Series C-2
        2.74%, 10/07/05                                      6,265         6,265
 +~@/ GO Bonds Fiscal 2004 Series F
        2.82%, 10/07/05                                     50,000        50,000
 +~@/ GO Bonds Fiscal 2004 Series J
        2.78%, 10/07/05                                      9,160         9,160
 +~@/ GO Bonds Fiscal 2005 Series N
        2.78%, 10/07/05                                     10,820        10,820
 +~@/ GO Bonds Fiscal 2005 Series P
        2.78%, 10/07/05                                      7,000         7,000
   +@ GO Bonds Fiscal 2006 Series E-4
        2.75%, 10/07/05                                      6,000         6,000
      NEW YORK CITY HEALTH AND HOSPITALS CORP
 +~@/ Health System Bonds Series 1999A
        2.78%, 10/07/05                                      9,620         9,620
      NEW YORK CITY HOUSING DEVELOPMENT CORP
   +@ M/F Mortgage RB (Atlantic Court Apts)
      Series 2003A
        2.76%, 10/07/05                                     31,250        31,250
   +@ M/F Mortgage RB (First Avenue) Series 2002A
        2.76%, 10/07/05                                      7,445         7,445
   +@ M/F Rental Housing RB (100 Jane St) Series
      1998A
        2.76%, 10/07/05                                      6,525         6,525
   +@ M/F Rental Housing RB (One Columbus Place)
      Series 1998A
        2.76%, 10/07/05                                     40,500        40,500
   +@ M/F Rental Housing RB (Sierra) Series 2003A
        2.76%, 10/07/05                                     18,585        18,585
  +@* M/F Rental Housing RB (Tribeca Tower) Series
      1997A
        2.80%, 10/07/05                                      2,300         2,300
   +@ M/F Rental Housing RB (West End Towers) Series
      2004A
        2.77%, 10/07/05                                     20,000        20,000
      NEW YORK CITY IDA
   +@ Civic Facility RB (2000 Jewish Board of
      Family and Childrens Services)
        2.77%, 10/07/05                                     15,820        15,820
   +@ Refunding IDRB (Allway Tools) Series 1997
        2.82%, 10/07/05                                      1,395         1,395
      NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
   ~@ Crossover Refunding Bonds Series 2002F
        2.78%, 10/01/05                                      7,495         7,495
    ~ TECP Notes Series 1
        2.72%, 12/15/05                                     36,800        36,800
    ~ TECP Series 6
        2.72%, 12/22/05                                     25,000        25,000
  +~@ Water and Sewer System RB Series 1994G
        2.79%, 10/01/05                                      6,000         6,000
 +~@/ Water and Sewer System RB Series 1998B
        2.78%, 10/07/05                                      4,735         4,735
  ~@/ Water and Sewer System RB Series 2001D
        2.80%, 10/07/05                                      4,995         4,995
  ~@/ Water and Sewer System RB Series 2002 & 2003A
        2.78%, 10/07/05                                      8,500         8,500
 +~@/ Water and Sewer System RB Series 2002G
        2.78%, 10/07/05                                     10,000        10,000
  +~@ Water and Sewer System RB Series 2005C
        2.78%, 10/07/05                                      2,750         2,750
      Water and Sewer System RB Series 2005D
  ~@/   2.76%, 10/07/05                                      5,965         5,965
 +~@/   2.78%, 10/07/05                                      5,000         5,000
      NEW YORK CITY TRANSITIONAL FINANCE AUTH
  ~@/ Future Tax Secured Bonds Fiscal 1999
      Series A
        2.78%, 10/07/05                                      4,970         4,970
 +~@/ Future Tax Secured Bonds Fiscal 2000 Series A
        2.78%, 10/07/05                                     15,720        15,720
  ~@/ Future Tax Secured Bonds Fiscal 2000 Series C
        2.78%, 10/07/05                                     14,545        14,545
   ~@ Future Tax Secured Refunding Bonds Fiscal 2003
      Series A
        2.78%, 10/01/05                                      6,000         6,000
  ~@/ Future Tax Secured Refunding Bonds Fiscal 2005
      Series A
        2.78%, 10/07/05                                     26,305        26,305
  ~@/ Future Tax Secured Refunding Bonds Fiscal 2005
      Series A-1
        2.78%, 10/07/05                                      8,650         8,650
   ~@ Recovery Bonds Fiscal 2003 Series 3B
        2.95%, 10/01/05                                      3,500         3,500
      NEW YORK STATE
    + Environmental Quality 1986 GO Bonds
      Series 1998A
        2.68%, 12/08/05                                     20,000        20,000
      NEW YORK STATE DORMITORY AUTH
  +~@ Consolidated Fifth General Resolution RB
      (City University System) Series 2003A
        2.78%, 10/07/05                                      7,295         7,295
 +~@/ Court Facilities Lease RB (New York City)
      Series 2005A
        2.78%, 10/07/05                                     17,880        17,880

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
  +~@ Facilities Improvement RB (Mental Health
      Services) Series 2005D-1
        2.78%, 10/07/05                                      7,100         7,100
 +~@/ Insured RB (Mt Sinai School of Medicine) Series
      1994A
        2.78%, 10/07/05                                      2,900         2,900
  +~@ Lease RB (Suny Dorm Facilities) Series 2005A
        2.78%, 10/07/05                                      5,675         5,675
 +~@/ Personal Income Tax Refunding RB (Education)
      Series 2005B
        2.78%, 10/07/05                                     11,850        11,850
 +~@/ Personal Income Tax Refunding RB Series 2005B
        2.78%, 10/07/05                                      5,275         5,275
 +~@/ RB (State University Educational Facilities)
      Series 1993A
        2.78%, 10/07/05                                      9,995         9,995
      RB (State University Educational Facilities)
      Series 2000B
 +~@/   2.76%, 10/07/05                                     27,030        27,030
 +~@/   2.78%, 10/07/05                                     12,375        12,375
 +~@/ RB (Upstate Community Colleges) Series 2005A
        2.78%, 10/07/05                                      3,875         3,875
  +~@ Third General Resolution RB (State University
      Educational Facilities) Series 2005A
        2.78%, 10/07/05                                      7,130         7,130
      NEW YORK STATE ENERGY RESEARCH DEVELOPMENT AUTH
   +@ Facilities RB (Consolidated Edison
      Company of New York, Inc) Series 2005A-1
        2.73%, 10/07/05                                     10,000        10,000
   +@ Facilities RB (Consolidated Edison Company of
      New York, Inc) Series 2005A-2
        2.76%, 10/07/05                                      9,000         9,000
   +@ Facilities RB Series 2004C-2
        2.80%, 10/07/05                                      5,500         5,500
 +~@/ Gas Facilities RB (Brooklyn Union Gas) Series
      1996
        2.76%, 10/07/05                                     14,125        14,125
      NEW YORK STATE ENVIRONMENTAL FACILITIES CORP
   ~@ Clean and Drinking Water Revolving Funds
      RB Series 2002B
        2.78%, 10/07/05                                     24,225        24,225
  ~@/ Water Pollution Control Revolving Fund RB
      Series 1994D
        2.78%, 10/07/05                                        660           660
      NEW YORK STATE HFA
   +@ RB (101 West End Ave) Series 1999A
        2.78%, 10/07/05                                     13,000        13,000
   +@ RB (150 E 44th St) Series 2000A
        2.78%, 10/07/05                                     43,000        43,000
   +@ RB (250 W 50th St) Series 1997A
        2.80%, 10/07/05                                      7,300         7,300
   +@ RB (250 W 93rd St) Series 2005A
        2.77%, 10/07/05                                      7,500         7,500
   +@ RB (345 E 94th St) Series 1998A
        2.78%, 10/07/05                                      4,700         4,700
   +@ RB (345 E 94th St) Series 1999A
        2.78%, 10/07/05                                      3,400         3,400
   +@ RB (350 W 43rd St) Series 2002A
        2.76%, 10/07/05                                     14,000        14,000
   +@ RB (70 Battery Place) Series 1997A
        2.76%, 10/07/05                                     23,300        23,300
   +@ RB (Avalon Chrystie Place I) Series 2004A
        2.77%, 10/07/05                                     30,000        30,000
   +@ RB (Clinton Green South) Series 2005A
        2.81%, 10/07/05                                     35,000        35,000
   +@ RB (E 84th St) Series 1995A
        2.80%, 10/07/05                                     21,100        21,100
   +@ RB (Ocean Park Apts) Series 2005A
        2.72%, 10/07/05                                      3,000         3,000
   +@ RB (Sea Park East) Series 2004A
        2.77%, 10/07/05                                     18,400        18,400
   +@ RB (Sea Park West) Series 2004A
        2.77%, 10/07/05                                      7,600         7,600
   +@ RB (The Helena) Series 2003A
        2.80%, 10/07/05                                      7,800         7,800
   +@ RB (The Helena) Series 2004A
        2.80%, 10/07/05                                     14,000        14,000
   +@ RB (Tribeca Park) Series 1997A
        2.80%, 10/07/05                                      7,000         7,000
   +@ RB (Union Square South) Series 1996A
        2.80%, 10/07/05                                     16,800        16,800
   +@ RB (W 20th St) Series 2001A
        2.76%, 10/07/05                                     13,700        13,700
   +@ RB (W 33rd St) Series 2003A
        2.76%, 10/07/05                                      8,200         8,200
   +@ Service Contract Refunding RB Series 2003E
        2.74%, 10/07/05                                      7,000         7,000
      NEW YORK STATE LOCAL ASSISTANCE CORP
 +~@/ Refunding RB Series 1993C
        2.78%, 10/07/05                                      9,900         9,900
 +~@/ Refunding RB Series 1997B
        2.76%, 10/07/05                                     20,965        20,965
      NEW YORK STATE MORTGAGE AGENCY
  ~@/ Homeowner Mortgage RB Series 65
        2.80%, 10/07/05                                      3,780         3,780
  ~@/ Homeowner Mortgage RB Series 77A
        2.78%, 10/07/05                                     24,795        24,795
  ~@/ Homeowner Mortgage RB Series 87
        2.78%, 10/07/05                                      9,090         9,090
      NEW YORK STATE POWER AUTH
   ~* CP Notes Series 1
        2.70%, 12/08/05                                     35,000        35,000
      CP Notes Series 2
    ~   2.60%, 11/09/05                                     17,800        17,800
    ~   2.75%, 12/07/05                                     25,000        25,000
      NEW YORK STATE THRUWAY AUTH
 +~@/ General RB Series 2005F
        2.78%, 10/07/05                                     17,840        17,840
 +~@/ General RB Series F
        2.78%, 10/07/05                                     10,575        10,575
  ~@/ General Refunding RB Series E
        2.76%, 10/07/05                                      6,995         6,995
 +~@/ Personal Income Tax RB (Transportation) Series
      2005A
        2.78%, 10/07/05                                     18,990        18,990

SCHWAB NEW YORK MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
 +~@/ Second General Highway & Bridge Trust Fund
      Bonds Series 2005B
        2.78%, 10/07/05                                     27,485        27,485
      NEW YORK STATE TOBACCO SETTLEMENT FINANCING
      CORP
 +~@/ Asset Backed RB Series 2003A-1C
        2.79%, 10/07/05                                      5,815         5,815
      NEW YORK STATE URBAN DEVELOPMENT CORP
 +~@/ Personal Income Tax RB (State Facilities
      and Equipment) Series 2004A-2
        2.76%, 10/07/05                                      4,290         4,290
      NORTH SYRACUSE CENTRAL SD
      BAN Series 2005
        2.72%, 06/23/06                                      6,331         6,377
      OYSTER BAY
      BAN Series 2005B
        2.63%, 03/17/06                                     10,000        10,038
      PITTSFORD CENTRAL SD
      BAN Series 2005
        2.85%, 06/20/06                                     20,000        20,161
      PORT AUTH OF NEW YORK AND NEW JERSEY
  +~@ Consolidated Bonds 127th Series
        2.80%, 10/07/05                                      3,000         3,000
  ~@/ Consolidated Bonds 135th Series
        2.80%, 10/07/05                                     16,000        16,000
  +~@ Consolidated Bonds 138th Series
        2.80%, 10/07/05                                      1,000         1,000
 +~@/ Consolidated Bonds 140th Series
        2.78%, 10/07/05                                     29,615        29,615
 +~@/ Consolidated Bonds 141st Series
        2.81%, 10/07/05                                      1,350         1,350
      Special Project Bonds (JFK International Air
      Terminal) Series 6
 +~@/   2.81%, 10/07/05                                      1,475         1,475
 +~@/   2.79%, 10/07/05                                      1,100         1,100
      SCHENECTADY IDA
   +@ IDRB (Fortitech Holding Corp) Series
      1995A
        3.09%, 10/07/05                                        700           700
      SOUTH HUNTINGTON UNION FREE SD
      TAN Series 2005-2006
        2.90%, 06/30/06                                      5,000         5,040
      SYRACUSE
   += RAN Series 2005D
        2.90%, 06/30/06                                     15,000        15,119
      TOMPKINS CNTY IDA
  +~@ Civic Facility RB (Ithaca College)
      Series 2004
        2.78%, 10/07/05                                      7,500         7,500
      TRIBOROUGH BRIDGE AND TUNNEL AUTH
  +~@ General RB Series 2001A
        2.76%, 10/07/05                                     15,000        15,000
      General Refunding RB Series 2002B
 +~@/   2.76%, 10/07/05                                      8,960         8,960
  ~@/   2.80%, 10/07/05                                     14,000        14,000
      WEST BABYLON UNION FREE SD
      TAN Series 2005-2006
        2.95%, 06/29/06                                      3,500         3,527
      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment Co) Series
      2001B
        2.80%, 10/07/05                                      8,000         8,000
      WILLIAM FLOYD UNION FREE SD
      TAN Series 2005
        2.70%, 06/27/06                                     25,000        25,233
      YONKERS IDA
   +@ Civic Facility RB (Consumers Union)
      Series 1989
        2.75%, 10/07/05                                      1,200         1,200
   +@ Civic Facility RB (Consumers Union) Series 1991
        2.75%, 10/07/05                                        700           700
  +~@ Civic Facility RB (Consumers Union) Series 1994
        2.75%, 10/07/05                                      1,580         1,580
                                                                     -----------
                                                                       1,763,128

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $1,763,128.

The fund's portfolio holdings include restricted but deemed liquid 144A securities worth $640,375 or 36.1% of the fund's total net assets.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ 144A security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 95.7%  MUNICIPAL SECURITIES                            445,399          445,399
--------------------------------------------------------------------------------
 95.7%  TOTAL INVESTMENTS                               445,399          445,399
  4.3%  OTHER ASSETS AND
        LIABILITIES                                                       20,106
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       465,505

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES  95.7% of net assets

      NEW JERSEY 92.1%
      DELAWARE RIVER PORT AUTH
 +~@/ RB Series 1999
        2.78%, 10/07/05                                   4,100            4,100
      ESSEX CNTY IMPROVEMENT AUTH
 +~@/ GO Guaranteed Lease RB (Cnty
      Correctional Facility) Series 2000
        2.78%, 10/07/05                                   3,000            3,000
  +~@ Project Consolidation RB Series 2004
        2.78%, 10/07/05                                   5,895            5,895
      GARDEN STATE PRESERVATION TRUST
  +~@ Open Space and Farmland Preservation
      Bonds Series 2003A
        2.77%, 10/07/05                                   5,000            5,000
      HAMMONTON
      BAN
        2.25%, 01/12/06                                   5,142            5,152
      HOPATCONG
      BAN
        2.95%, 08/11/06                                   9,000            9,079
      JERSEY CITY
      School Promissory Notes Series 2005A
        2.45%, 02/24/06                                   4,000            4,012
      NEW JERSEY
      TRAN Series Fiscal 2006A
        2.78%, 06/23/06                                  10,000           10,087
        2.80%, 06/23/06                                   5,000            5,042
      NEW JERSEY ECONOMIC DEVELOPMENT AUTH
      Exempt Facility RB (Chambers
      Co-Generation)
    +   2.78%, 10/07/05                                   6,100            6,100
    +   2.80%, 11/09/05                                   6,000            6,000
      Exempt Facility RB (Keystone)
    +   2.58%, 10/07/05                                   5,000            5,000
    +   2.70%, 10/07/05                                   5,000            5,000
    +   2.50%, 10/11/05                                   5,000            5,000
  +~@ Motor Vehicle Surcharge RB Series 2004A
        2.78%, 10/07/05                                   9,960            9,960
 +~@/ Natural Gas Facilities Refunding RB (Nui Corp)
      Series 1997A
        2.80%, 10/07/05                                   1,525            1,525
   +@ RB (Baptist Home Society of New Jersey) Series 2003
        3.05%, 10/07/05                                   3,520            3,520
   +@ RB (ENCAP Golf Holdings) Series 2004
        2.77%, 10/07/05                                  22,410           22,410
   +@ RB (G&W Laboratories) Series 2003
        2.81%, 10/07/05                                   5,050            5,050
   +@ RB (Geriatric Services Housing Corp) Series 2001
        2.72%, 10/07/05                                   1,500            1,500
   +@ RB (Hamilton Industrial Development) Series 1998
        2.81%, 10/07/05                                   5,665            5,665
   +@ RB (Meridian Assisted Living at Shrewsbury) Series
      2004
        2.78%, 10/07/05                                   5,250            5,250
   +@ RB (Omni Baking Co) Series 2001
        2.77%, 10/07/05                                   3,600            3,600
   +@ RB (Princeton Day School, Inc) Series 2005
        2.75%, 10/07/05                                   5,000            5,000
   +@ RB (St James Preparatory School and St James
      Social Service Corp) Series 1998
        2.76%, 10/07/05                                   4,450            4,450
   +@ RB (Stone Brothers Secaucus) Series 2001
        2.80%, 10/07/05                                   1,650            1,650
   +@ RB (The Hun School of Princeton) Series 2004
        2.72%, 10/07/05                                  10,895           10,895
  +~@ Refunding RB (Airis Newark)Series 1998
        2.66%, 10/07/05                                   1,000            1,000
   +@ Refunding RB (Crane's Mill) Series 2005B
        2.80%, 10/07/05                                   6,125            6,125
   +@ Refunding RB (Station Plaza Park and Ride) Series
      2003
        2.81%, 10/07/05                                   2,945            2,945
  +~@ School Facilities Construction RB Series 2005K
        2.78%, 10/07/05                                   4,565            4,565
 +~@/ School Facilities Construction Refunding Bonds
      Series 2005N
        2.78%, 10/07/05                                   3,030            3,030

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   +@ Special Facility RB (Port Newark Container
      Terminal) Series 2003
        2.77%, 10/07/05                                       3,000        3,000
   +@ Thermal Energy Facilities RB (Thermal Energy
      Limited Partnership I) Series 1997
        2.80%, 10/07/05                                       5,000        5,000
      NEW JERSEY EDUCATIONAL FACILITIES AUTH
 +~@/ RB (Higher Education Capital Improvement
      Fund) Series 2002A
        2.78%, 10/07/05                                       8,610        8,610
    @ RB (Princeton University) Series 2001B
        2.95%, 10/01/05                                       4,500        4,500
      NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
  +~@ RB (JFK Health Systems Obligated Group)
      Series 1993
        2.77%, 10/07/05                                       8,355        8,355
  +~@ RB (Jersey Shore Medical Center Obligated Group)
      Series 1994
        2.78%, 10/07/05                                       3,500        3,500
   +@ RB (Meridian Health System Obligated Group)
      Series 2003A
        2.73%, 10/07/05                                       3,100        3,100
  +~@ RB (Somerset Medical Center) Series A
        2.79%, 10/07/05                                      15,600       15,600
   +@ RB (St Barnabas Health Care System Issue)
      Series 2001A
        2.72%, 10/07/05                                       1,900        1,900
   +@ RB Composite Program Series 2003A-6
        2.74%, 10/07/05                                       5,700        5,700
   +@ RB Composite Program Series 2004A-3
        2.71%, 10/07/05                                       5,075        5,075
   +@ RB Series 2004A-4
        2.72%, 10/07/05                                       2,500        2,500
      NEW JERSEY HOUSING AND MORTGAGE FINANCE AGENCY
  +~@ Home Buyer RB Series 2000CC
        2.80%, 10/07/05                                       2,540        2,540
      NEW JERSEY SPORTS AND EXPOSITION AUTH
  +~@ State Contract Bonds Series 2002B-1
        2.70%, 10/07/05                                         500          500
      NEW JERSEY TRANSPORTATION TRUST FUND AUTH
  +~@ Transportation System Bonds Series 2005A
        2.78%, 10/07/05                                       9,980        9,980
  ~@/ Transportation System RB Series 1998A
        2.78%, 10/07/05                                       6,995        6,995
 +~@/ Transportation System RB Series 2004B
        2.78%, 10/07/05                                       8,100        8,100
      NEW JERSEY TURNPIKE AUTH
      RB Series 2000A
  +~@   2.75%, 10/07/05                                      11,200       11,200
 +~@/   2.78%, 10/07/05                                      13,565       13,565
  +~@ RB Series C
        2.78%, 10/07/05                                       7,070        7,070
 +~@/ Refunding RB Series 2004A
        2.78%, 10/07/05                                      11,495       11,495
 +~@/ Refunding RB Series 2005A
        2.78%, 10/07/05                                      14,485       14,485
      PORT AUTH OF NEW YORK AND NEW JERSEY
  +~@ Consolidated Bonds 127th Series
        2.80%, 10/07/05                                       8,480        8,480
  ~@/ Consolidated Bonds 135th Series
        2.80%, 10/07/05                                       4,000        4,000
      Consolidated Bonds 138th Series
  +~@   2.80%, 10/07/05                                       9,000        9,000
  ~@/   2.80%, 10/07/05                                       5,000        5,000
  +~@ Consolidated Bonds 139th Series
        2.80%, 10/07/05                                       3,750        3,750
 +~@/ Consolidated Bonds 140th Series
        2.78%, 10/07/05                                       4,500        4,500
 +~@/ Consolidated Bonds 141st Series
        2.81%, 10/07/05                                       5,000        5,000
  ~@/ Consolidated Bonds 85th Series
        2.78%, 10/07/05                                       6,795        6,795
      Special Project Bonds (JFK International Air
      Terminal) Series 6
 +~@/   2.81%, 10/07/05                                         800          800
 +~@/   2.79%, 10/07/05                                       4,895        4,895
      TECP Series A
    ~   2.50%, 10/07/05                                       3,585        3,585
    ~   2.60%, 10/07/05                                       3,890        3,890
    ~   2.50%, 10/12/05                                       5,000        5,000
    ~ TECP Series B
        2.54%, 10/11/05                                      14,635       14,635
      RAHWAY
      BAN
        2.70%, 06/27/06                                       5,675        5,718
      SPARTA
      BAN
        2.23%, 01/13/06                                       4,000        4,009
      UNION CNTY IMPROVEMENT AUTH
   +@ Mortgage RB (Cedar Glen Housing Corp)
      Series A
        2.79%, 10/07/05                                       9,500        9,500
      UNION CNTY POLLUTION CONTROL FINANCING AUTH
    @ Refunding RB (Exxon) Series 1994
        2.73%, 10/01/05                                       1,000        1,000
                                                                     -----------
                                                                         428,934
      PUERTO RICO  3.6%
      PUERTO RICO
 +~@/ Public Improvement Bonds Series 2000
        2.75%, 10/07/05                                       1,400        1,400
 +~@/ Public Improvement and Refunding Bonds
      Series 2000
        2.75%, 10/07/05                                       1,235        1,235
      PUERTO RICO HOUSING FINANCE CORP
 +~@/ Homeownership Mortgage RB Series 1998A
        2.82%, 10/07/05                                       9,900        9,900
 +~@/ Homeownership Mortgage RB Series 2000A
         2.78%, 10/07/05                                      3,930        3,930
                                                                     -----------
                                                                          16,465

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $445,399.

The fund's portfolio holdings include restricted but deemed liquid 144A securities worth $122,360 or 26.3% of the fund's total net assets.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ 144A security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 99.5%  MUNICIPAL SECURITIES                            366,270          366,270
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                               366,270          366,270
  0.5%  OTHER ASSETS AND
        LIABILITIES                                                        1,970
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       368,240

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MUNICIPAL SECURITIES 99.5% of net assets

      PENNSYLVANIA  99.5%
      ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
   +@ RB (UPMC Senior Communities)
      Series 2003
        2.75%, 10/07/05                                  10,000           10,000
      ALLEGHENY CNTY IDA
 +~@/ Pollution Control Refunding RB
      (Duquesne Light Co)
      Series 1999B
        2.77%, 10/07/05                                  14,495           14,495
      ALLEGHENY CNTY PORT AUTH
    + GAN Series 2005
        2.68%, 06/30/06                                  10,000           10,096
  +~@ Special Revenue Transportation Bonds
      Series 1999
        2.76%, 10/07/05                                   2,000            2,000
      BERKS CNTY
   +@ RB (Beacon Container) Series 1998A
        2.90%, 10/07/05                                     380              380
      BERMUDIAN SPRINGS SD
  +~@ GO Bonds Series 2005
        2.75%, 10/07/05                                   1,900            1,900
      BLAIR CNTY IDA
   +@ First Mortgage RB (Village
      At Penn State) Series 2002C
        2.66%, 10/07/05                                     500              500
      CENTRAL BUCKS SD
  +~@ GO Series 2000A
        2.80%, 10/07/05                                   1,100            1,100
      CHESTER CNTY HEALTH AND EDUCATION
      FACILITIES AUTH
   +@ RB (Simpson Meadows) Series 2000
        2.79%, 10/07/05                                   3,775            3,775
      CHESTER IDA
   +@ RB (Archdiocese of Philadelphia) Series 2001
        2.78%, 10/01/05                                   4,050            4,050
      DANIEL BOONE AREA SD
  +~@ GO Bonds Series 2004
        2.75%, 10/07/05                                     100              100
      DELAWARE CNTY IDA
   +@ Hospital RB (Crozer-Chester
      Medical Center) Series 2002
        2.75%, 10/07/05                                   1,200            1,200
   +@ RB (YMCA of Philadelphia) Series 1999
        2.85%, 10/07/05                                   2,005            2,005
  +~@ Water Facilities RB (Aqua
      Pennsylvania Inc) Series 2005A
        2.80%, 10/07/05                                   1,650            1,650
      DELAWARE VALLEY REGIONAL FINANCE AUTH
   +@ Local Government RB Series 1986
        2.75%, 10/07/05                                  10,600           10,600
      Local Government RB Series 1998A
 +~@/   2.81%, 10/07/05                                   4,055            4,055
 +~@/   2.83%, 10/07/05                                   1,300            1,300
      EASTON AREA SD
  +~@ GO Bonds Series 2005
        2.77%, 10/07/05                                   2,800            2,800
      ERIE SD
 +~@/ GO Bonds Series 2001A
        2.77%, 10/07/05                                  16,950           16,950
      HARRISBURG AUTH
  +~@ Water Refunding RB Series 2003A
        2.80%, 10/07/05                                  10,500           10,500
      LUZERNE CNTY IDA
   +@ RB (Methodist Homes) Series 2003
        2.81%, 10/07/05                                   4,800            4,800
      MANHEIM TOWNSHIP SD
  +~@ GO Bonds Series 2004
        2.77%, 10/07/05                                   6,000            6,000
      MERCER CNTY
 +~@/ GO Bonds Series 2001
        2.77%, 10/07/05                                   1,275            1,275
      MONTGOMERY CNTY HIGHER EDUCATION AND
      HEALTH AUTH
   +@ RB (Madlyn and Leonard Abramson Center
      For Jewish Life) Series 2001
        2.79%, 10/07/05                                   5,500            5,500

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      MONTGOMERY CNTY IDA
   +@ Environmental Facilities RB
      (Ionza Inc) Series 2000
        2.86%, 10/07/05                                   7,000            7,000
    + Pollution Control Refunding RB (Peco
      Energy Co) Series 1994A
        2.56%, 10/18/05                                  10,000           10,000
   +@ School RB (Friends' Central School)
      Series 2002
        2.77%, 10/07/05                                     200              200
      MONTGOMERY CNTY REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB
      (Glenmore Associates) Series 1995A
        2.78%, 10/07/05                                   1,000            1,000
      NORTHHAMPTON CNTY
   +@ RB (Binney and Smith) Series 1997A
        2.80%, 10/07/05                                   3,250            3,250
   +@ RB (Binney and Smith) Series 1997B
        2.80%, 10/07/05                                     780              780
      NORWIN SD
 +~@/ GO Bonds Series 2001A
        2.65%, 01/25/06                                   9,710            9,710
      PENNSYLVANIA
  +~@ GO Bonds First Series 2003
        2.78%, 10/07/05                                  14,470           14,470
      PENNSYLVANIA CONVENTION CENTER AUTH
 +~@/ RB Series 1989A
        2.78%, 10/07/05                                   2,745            2,745
      PENNSYLVANIA ECONOMIC DEVELOPMENT
      FINANCING AUTH
   +@ Bonds (Westrum Harleysville II)
      Series 2005
        2.78%, 10/07/05                                   6,200            6,200
   +@ Exempt Facilities RB (Amtrak) Series 2001B
        2.84%, 10/07/05                                  14,000           14,000
      PENNSYLVANIA ENERGY DEVELOPMENT AUTH
   +@ RB (B&W Ebensburg) Series 1986
        2.78%, 10/07/05                                  18,715           18,715
   +@ RB (Westrum Hanover) Series 2004
        2.80%, 10/07/05                                   5,900            5,900
      PENNSYLVANIA HFA
  ~@/ Residential Development
      Refunding RB Series 2002A
        2.87%, 10/07/05                                   6,000            6,000
  +~@ S/F Mortgage RB Drawdown Series 2003
        2.82%, 10/07/05                                   3,775            3,775
  ~@/ S/F Mortgage RB Series 1999-66A
        2.80%, 10/07/05                                   4,955            4,955
  ~@/ S/F Mortgage RB Series 1999A
        2.15%, 10/07/05                                  10,785           10,785
  ~@/ S/F Mortgage RB Series 2002-74B
        2.80%, 10/07/05                                   7,495            7,495
   ~@ S/F Mortgage RB Series 2004-84C
        2.77%, 10/07/05                                   3,800            3,800
   ~@ S/F Mortgage RB Series 2004-86C
        2.77%, 10/07/05                                   5,000            5,000
   ~@ S/F Mortgage RB Series 2005-87B
        2.83%, 10/07/05                                   5,000            5,000
  ~@/ S/F RB Series 1998-64
        2.84%, 10/07/05                                  15,495           15,495
      PENNSYLVANIA HIGHER EDUCATION
      ASSISTANCE AGENCY
  +~@ Student Loan RB Series 2000A
        2.81%, 10/07/05                                   8,025            8,025
  +~@ Student Loan RB Series 2001A
        2.81%, 10/07/05                                   5,050            5,050
      PENNSYLVANIA HIGHER EDUCATIONAL
      FACILITIES AUTH
    + RB (State System of Higher Education)
      Series AC
        2.62%, 06/15/06                                   2,115            2,135
  +~@ RB (University of Pennsylvania
      Health Services) Series 2005A
        2.80%, 06/15/06                                   3,000            3,000
      PENNSYLVANIA PUBLIC SCHOOL BUILDING
      AUTH
  +~@ Lease RB (Philadelphia SD)
      Series 2003
        2.78%, 10/07/05                                   1,895            1,895
  +~@ RB (Parkland SD) Series 1999D
        2.80%, 10/07/05                                   6,235            6,235
      PENNSYLVANIA TURNPIKE COMMISSION
  +~@ RB Series 2004A
        2.79%, 10/07/05                                   6,270            6,270
      PHILADELPHIA
      Airport RB Series 2005A
 +~@/   2.82%, 10/07/05                                  16,000           16,000
  +~@   2.83%, 10/07/05                                   1,000            1,000
  +~@ Airport Refunding RB Series 2005C
        2.83%, 10/07/05                                   6,950            6,950
  +~@ Water and Wastewater RB Series 1997B
        2.74%, 10/07/05                                     120              120
      PHILADELPHIA GAS WORKS
 +~@/ RB Third Series 2001
        2.78%, 10/07/05                                   1,700            1,700
      PHILADELPHIA IDA
 +~@/ RB Series 1998A
        2.15%, 10/07/05                                   5,000            5,000
      PHILADELPHIA REDEVELOPMENT AUTH
 +~@/ RB (Neighborhood Transformation
      Initiative) Series 2005C
        2.78%, 10/07/05                                   5,745            5,745
      TEMPLE UNIVERSITY
      Funding Obligations Series 2005
        2.77%, 04/28/06                                   6,000            6,041
        2.80%, 04/28/06                                   7,640            7,690
      UNIVERSITY OF PITTSBURGH
      Pitt Asset Notes Series 2005
        2.71%, 08/11/06                                  10,000           10,108
                                                                     -----------
                                                                         366,270

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $366,270.

The fund's portfolio holdings include restricted but deemed liquid 144A securities worth $123,705 or 33.6% of the fund's total net assets.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT CASH RESERVES(TM)

PORTFOLIO HOLDINGS  As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information about the securities, please refer to the fund's semi-annual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($X1,000)    ($X1,000)
--------------------------------------------------------------------------------
 11.5%   U.S. GOVERNMENT
 88.7%   SECURITIES                                          25,995      25,995
         OTHER INVESTMENTS                                  200,593     200,593
--------------------------------------------------------------------------------
100.2%   TOTAL INVESTMENTS                                  226,588     226,588
(0.2)%   OTHER ASSETS AND
         LIABILITIES                                                       (553)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     226,035

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      U.S. GOVERNMENT SECURITIES  11.5% of net assets

      DISCOUNT NOTES 11.5%
      --------------------------------------------------------------------------
      FANNIE MAE
           3.45%, 10/03/05                                   26,000       25,995

                                                          MATURITY
                                                           AMOUNT
      SECURITY                                          ($ x 1,000)
      OTHER INVESTMENTS  88.7% of net assets

      REPURCHASE AGREEMENTS  88.7%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES  L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $3,060
      3.83%, issued 09/29/05,
      due 10/06/05                                            3,002        3,000
      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $39,780
      3.91%, issued 09/30/05,
      due 10/03/05                                           39,013       39,000
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $42,425
      3.90%, issued 09/30/05,
      due 10/03/05                                           41,607       41,593
      GOLDMAN SACHS GROUP & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $39,780
      3.90%, issued 09/30/05,
      due 10/03/05                                           39,013       39,000
      JP MORGAN SECURITIES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $39,781
      3.90%, issued 09/30/05,
      due 10/03/05                                           39,013       39,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $39,780
      3.90%, issued 09/30/05,
      due 10/03/05                                           39,013       39,000
                                                                      ----------
                                                                         200,593

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $226,588

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB FLORIDA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ 144A security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($X1,000)       ($X1,000)
--------------------------------------------------------------------------------
 99.5%   MUNICIPAL SECURITIES                          1,065,244       1,065,244
--------------------------------------------------------------------------------
 99.5%   TOTAL INVESTMENTS                             1,065,244       1,065,244
  0.5%   OTHER ASSETS AND
         LIABILITIES                                                       4,889
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    1,070,133

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      MUNICIPAL SECURITIES  99.5% of net assets

      ARIZONA  1.1%
      MARICOPA CNTY COMMUNITY COLLEGE DISTRICT
   ~@ GO Bonds (Project of 1994) Series 1997B
        2.77%, 10/07/05                                   12,020          12,020

      CONNECTICUT 0.5%
      CONNECTICUT HFA
  +~@ S/F Mortgage Draw Down RB Series 2004B
        2.80%, 10/07/05                                    5,475           5,475

      FLORIDA  85.5%
      ALACHUA CNTY HEALTH FACILITIES AUTH
  +~@ RB (Shands Hospital-University of
      Florida) Series 1992R
        2.78%, 10/07/05                                   41,745          41,745
      ALACHUA CNTY SCHOOL BOARD
  +~@ COP Series 2004
        2.78%, 10/07/05                                    9,045           9,045
      BROWARD CNTY
    + Airport System RB Series L
        1.84%, 10/01/05                                    3,665           3,665
  +~@ Subordinate Port Facilities Refunding RB (Port
      Everglades) Series 1998
        2.88%, 10/07/05                                    8,860           8,860
      BROWARD CNTY HFA
 +~@/ S/F Mortgage RB Series 1999B
        2.83%, 10/07/05                                    1,845           1,845
      CAPE CORAL
      CP Notes
    +   2.55%, 10/26/05                                    1,000           1,000
    +   2.65%, 04/04/06                                    2,000           2,000
      CHARLOTTE CNTY HFA
   +@ M/F Housing RB (Murdock Circle Apts)
      Series 2000
        2.81%, 10/07/05                                    6,960           6,960
      ESCAMBIA HFA
 +~@/ S/F RB Series 1997A
        2.90%, 10/07/05                                    1,410           1,410
      S/F RB Series 2001A
 +~@/   2.83%, 10/07/05                                    2,050           2,050
  +~@   2.87%, 10/07/05                                    1,695           1,695
  ~@/ S/F RB Series 2002A-1
        2.95%, 04/06/06                                    4,585           4,585
      FLORIDA
 +~@/ RB (Dept of Environmental Protection
      Preservation 2000) Series 1997B
        2.78%, 10/07/05                                   22,950          22,950
      FLORIDA BOARD OF EDUCATION
  +~@ Capital Outlay Bonds Series 1998A
        2.76%, 10/07/05                                   11,000          11,000
  ~@/ Capital Outlay Bonds Series 1998E
        2.79%, 10/07/05                                   12,280          12,280
 +~@/ Capital Outlay Bonds Series 1999C
        2.79%, 10/07/05                                   17,835          17,835
   ~@ Capital Outlay Bonds Series 2001I
        2.79%, 10/07/05                                    4,715           4,715
  ~@/ Capital Outlay Refunding Bonds Series 2001B
        2.79%, 10/07/05                                   14,100          14,100
   ~@ Capital Outlay Refunding Bonds Series 2005B
        2.78%, 10/07/05                                    5,200           5,200
   ~@ Capital Outlay Refunding Bonds Series 2005C
        2.79%, 10/07/05                                   14,995          14,995
  ~@/ Capital Outlay Refunding Bonds Series 2005D
        2.78%, 10/07/05                                    8,000           8,000
  +~@ Lottery RB Series 2005A
        2.78%, 10/07/05                                   22,265          22,265
      FLORIDA DEPT OF TRANSPORTATION
 +~@/ Turnpike RB Series 2000A
        2.79%, 10/07/05                                   11,820          11,820
      FLORIDA DEVELOPMENT FINANCE CORP
   +@ IDRB (Central Farms) Series 1999A4
        2.85%, 10/07/05                                      710             710
   +@ IDRB (Schmitt Family Partnership) Series 1999A2
        2.85%, 10/07/05                                    1,750           1,750
   +@ IDRB (Vutec Corp) Series 1999A1
        2.85%, 10/07/05                                    1,520           1,520

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      FLORIDA HFA
 +~@/ Homeowner Mortgage RB Series 2000-4
        2.87%, 10/07/05                                       2,635        2,635
   +@ M/F Mortgage RB (Arlington Apts) Series 2004G-1
        2.82%, 10/07/05                                      11,340       11,340
   +@ M/F Mortgage RB (Clarcona Groves Apts)
      Series 2005A
        2.78%, 10/07/05                                       3,250        3,250
   +@ M/F Mortgage RB (Lynn Lake Apts) Series 2005B-1
        2.81%, 10/07/05                                      10,100       10,100
   +@ M/F Mortgage RB (Mill Creek Apts) Series 2004K
        2.80%, 10/07/05                                       8,000        8,000
   +@ M/F Mortgage RB (Pinnacle Pointe Apts)
      Series 2003N
        2.78%, 10/07/05                                       6,215        6,215
   +@ M/F Mortgage RB (Wellesley Apts) Series 20030
        2.78%, 10/07/05                                       1,440        1,440
   +@ M/F Mortgage RB (Wexford Apts) Series 2003P
        2.78%, 10/07/05                                       8,035        8,035
   +@ RB (Ashley Lake Park II) Series 1989J
        2.77%, 10/07/05                                      14,735       14,735
   +@ RB (Caribbean Key Apts) Series 1996F
        2.81%, 10/07/05                                      12,200       12,200
   +@ RB (Heron Park) Series 1996U
        2.77%, 10/07/05                                       7,335        7,335
   +@ RB (Tiffany Club Apts) Series 1996P
        2.81%, 10/07/05                                       7,050        7,050
   +@ RB (Timberline Apts) Series 1999P
        2.83%, 10/07/05                                       6,135        6,135
      FLORIDA LOCAL GOVERNMENT FINANCE COMMISSION
      Pooled TECP Series 1994A
    +   2.65%, 11/04/05                                       2,000        2,000
    +   2.68%, 11/07/05                                      13,200       13,200
    + Pooled TECP Series 1998B
        2.75%, 12/15/05                                      14,601       14,601
      FORT PIERCE UTILITIES AUTH
  +~@ Refunding RB Series 2003
        2.79%, 10/07/05                                       6,325        6,325
      GAINESVILLE
   +@ IDRB (Exactech) Series 1997
        2.85%, 10/07/05                                       2,400        2,400
      GREATER ORLANDO AVIATION AUTH
  +~@ Airport Facilities RB Series 2002E
        2.83%, 10/07/05                                      86,100       86,100
    + Airport Facilities Subordinated TECP Series B
        2.61%, 10/06/05                                      33,200       33,200
   +@ Airport Facility RB (Flightsafety International)
      Series 2003A
        2.80%, 10/07/05                                       8,900        8,900
      HILLSBOROUGH CNTY AVIATION AUTH
    + Airport Facilities Subordinated TECP
      Series B
        2.63%, 11/08/05                                      22,900       22,900
  +~@ RB (Tampa International Airport) Series 2003A
           2.83%, 10/07/05                                    5,495        5,495
  +~@ RB (Tampa International Airport) Series 2005A
        2.82%, 10/07/05                                       2,600        2,600
      HILLSBOROUGH CNTY HFA
   +@ M/F Housing RB (Meridian Pointe Apts)
      Series 2005
        2.80%, 10/07/05                                       6,600        6,600
      HILLSBOROUGH CNTY IDA
  +~@ IDRB (University Community Hospital)
      Series 1994
        2.85%, 06/22/06                                      21,085       21,085
      HILLSBOROUGH CNTY PORT DISTRICT
      Refunding RB (Tampa Port Auth) Series
      2005A
  +~@   2.82%, 10/07/05                                       2,873        2,873
  +~@   2.83%, 10/07/05                                      11,285       11,285
      JACKSONVILLE AVIATION AUTH
  +~@ Refunding RB Series 2005
        2.81%, 10/07/05                                      10,815       10,815
      JACKSONVILLE ECONOMIC DEVELOPMENT COMMISSION
   +@ Special Facility Airport RB (Holland
      Sheltair Aviation Group) Series 2005B
        2.80%, 10/07/05                                       2,100        2,100
      JACKSONVILLE PORT AUTH
 +~@/ Port Facility RB Series 1996
        2.82%, 10/07/05                                      10,100       10,100
      LEE CNTY
  +~@ Airport RB Series 2000A
        2.83%, 10/07/05                                       4,958        4,958
      LEE CNTY HFA
   +@ M/F Housing RB (Crossings At Cape Coral
      Apts) Series 1999A
        2.83%, 10/07/05                                       6,160        6,160
   +@ M/F Housing RB (University Club Apts)
      Series 2002A
        2.81%, 10/07/05                                       7,500        7,500
      MANATEE CNTY HFA
   +@ M/F Housing RB (Centre Court Apts)
      Series 2000
        2.82%, 10/07/05                                       3,760        3,760
   +@ M/F Housing RB (Sabal Palm Harbor Apts) Series
      2000A
        2.81%, 10/07/05                                       3,070        3,070
   +@ M/F Housing RB (Sabal Palm Harbor Apts) Series
      2000B
        2.81%, 10/07/05                                       3,665        3,665
      MIAMI-DADE CNTY
  +~@ Aviation RB (Miami International
      Airport) Series 2002
        2.83%, 10/07/05                                       5,370        5,370
  +~@ Aviation RB (Miami International Airport)
      Series 2004B
        2.79%, 10/07/05                                       5,000        5,000
      Aviation TECP (Miami International Airport)
      Series A
    +   2.57%, 10/12/05                                      35,000       35,000
    +   2.60%, 10/14/05                                      15,000       15,000
 +~@/ Stormwater Utility RB Series 2004
        2.79%, 10/07/05                                       1,960        1,960
      MIAMI-DADE CNTY HFA
   +@ M/F Mortgage RB Series 2003-3
        2.81%, 10/07/05                                       9,150        9,150

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      MIAMI-DADE CNTY IDA
   +@ IDRB (Airbus Service Co) Series 1998A
        2.85%, 10/07/05                                       8,320        8,320
   +@ IDRB (Fine Art Lamps) Series 1998
        2.85%, 10/07/05                                       1,500        1,500
   +@ IDRB (Tarmac America) Series 2004
        2.80%, 10/07/05                                       3,200        3,200
      MIAMI-DADE CNTY SD
      RAN Series 2005
        2.62%, 06/27/06                                      30,000       30,297
      TAN Series 2005
        2.69%, 06/27/06                                      45,000       45,423
      OCALA
  +~@ Utility Systems RB Series 2005B
        2.79%, 10/07/05                                       5,550        5,550
      OCEAN HIGHWAY AND PORT AUTH
   +@ RB Series 1990
        2.83%, 10/07/05                                       9,800        9,800
      ORANGE CNTY HEALTH FINANCE AUTH
    + Refunding Program RB (Pooled Hospital
      Loan) Series 1985
        2.65%, 10/17/05                                      19,600       19,600
      ORANGE CNTY HFA
   +@ M/F Housing RB (Glenn On Millenia
      Boulevard) Series 2001C
        2.77%, 10/07/05                                       3,355        3,355
   +@ M/F Housing RB (The Cove At Lady Lake Apts)
      Series 2005A
        2.79%, 10/07/05                                       6,500        6,500
   +@ M/F Housing RB (West Pointe Villas Apts) Series
      2000F
        2.80%, 10/07/05                                       5,750        5,750
   +@ M/F Housing RB (Windsor Pines) Series 2000E
        2.81%, 10/07/05                                       3,200        3,200
      PALM BEACH CNTY
 +~@/ RB (Criminal Justice Facilities) Series 1997
        2.78%, 10/07/05                                       7,495        7,495
   +@ RB (Zoological Society of the Palm Beaches)
      Series 2001
        2.80%, 10/07/05                                         300          300
      PALM BEACH CNTY HFA
   +@ M/F Housing RB (Azalea Place Apts)
      Series 1999A
        2.83%, 10/07/05                                       3,000        3,000
   +@ M/F Housing Refunding RB (Emerald Bay Club Apts)
      Series 2004
        2.78%, 10/07/05                                         500          500
   +@ M/F Housing Refunding RB (Spinnaker Landing
      Apts) Series 1998
        2.81%, 10/07/05                                       2,745        2,745
      PALM BEACH CNTY SD
      Sales Tax Revenue CP Notes
    +   2.57%, 10/06/05                                       4,500        4,500
    +   2.60%, 10/11/05                                      11,500       11,500
      PINELLAS CNTY HFA
  ~@/ S/F Housing RB Series 1999B-1
        2.83%, 10/07/05                                       1,230        1,230
      PINELLAS CNTY IDA
   +@ IDRB (H&S Swansons Tool Co) Series 2001
        2.85%, 10/07/05                                       3,275        3,275
   +@ IDRB (Restorative Care of America) Series 2001
        2.90%, 10/07/05                                       1,630        1,630
      POLK CNTY IDA
   +@ IDRB (Pavermodule) Series 1998
        2.85%, 10/07/05                                       2,710        2,710
      SARASOTA CNTY
   +@ RB (Sarasota Family YMCA) Series 1999
        2.75%, 10/07/05                                       2,470        2,470
  +~@ Utility System Refunding RB Series 2005A
        2.79%, 10/07/05                                       4,530        4,530
      SEMINOLE CNTY IDA
   +@ IDRB (Amrhein Family Limited
      Partnership) Series 2001
        2.80%, 10/07/05                                       4,275        4,275
      ST PETERSBURG
   +@ Capital Improvement RB (Airport) Series
      1997C
        2.85%, 10/07/05                                         335          335
      SUMTER CNTY IDA
   +@ IDRB (Robbins Manufacturing Co) Series
      1997
        2.85%, 10/07/05                                       1,200        1,200
      SUNSHINE STATE GOVERNMENTAL FINANCE COMMISSION
   +~ CP Revenue Notes (Miami-Dade Cnty
      Program) Series G
        2.65%, 10/07/05                                       5,000        5,000
   +~ TECP Series 1998A
        2.62%, 11/03/05                                      11,000       11,000
      TAMPA
   +@ Educational Facilities RB (Pepin Academy
      of Tampa) Series 2002
        2.80%, 10/07/05                                       3,875        3,875
      TAMPA BAY WATER AUTH
 +~@/ Utility System Refunding and Improvement
      RB Series 2001A
        2.83%, 10/07/05                                       5,200        5,200
                                                                     -----------
                                                                         914,907
      ILLINOIS  0.8%
      CHICAGO O'HARE INTERNATIONAL AIRPORT
  +~@ General Airport Third Lien RB Series 2003B-2
        2.82%, 10/07/05                                       8,595        8,595

      INDIANA  0.4%
      INDIANA HFA
  ~@/ S/F Mortgage RB Series 2002B
        2.82%, 10/07/05                                       4,025        4,025

      KENTUCKY  1.1%
      KENTUCKY HOUSING CORP
  ~@/ RB Series 1998B
        2.83%, 10/07/05                                      11,995       11,995

      MICHIGAN  5.4%
      DETROIT
      RAN Series 2005
        2.63%, 04/03/06                                      20,000       20,135
      WAYNE CNTY
  +~@ Airport RB (Detroit Metropolitan Wayne
      Cnty Airport) Series 2002A
        2.78%, 10/07/05                                      17,350       17,350

SCHWAB FLORIDA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
  +~@ Airport Refunding RB (Detroit Metropolitan Wayne
      Cnty Airport) Series 1996B
        2.78%, 10/07/05                                      20,950       20,950
                                                                     -----------
                                                                          58,435
      NEW YORK  0.8%
      PORT AUTH OF NEW YORK AND NEW JERSEY
  ~@/ Consolidated Bonds 138th Series
        2.80%, 10/07/05                                       8,330        8,330

      PENNSYLVANIA 1.3%
      ALLEGHENY CNTY PORT AUTH
    + GAN Series 2005
        2.68%, 06/30/06                                       7,000        7,067
      PHILADELPHIA
 +~@/ Airport RB Series 2005A
        2.80%, 10/07/05                                       6,900        6,900
                                                                     -----------
                                                                          13,967
      TEXAS  2.6%
      DALLAS FORT WORTH INTERNATIONAL AIRPORT
  +~@ Joint Improvement and Refunding RB
      Series 2001A
        2.82%, 10/07/05                                       7,495        7,495
      TEXAS PUBLIC FINANCE AUTH
    ~ Unemployment Compensation Obligation
      Assessment RB Series 2003C-1
        2.50%, 10/12/05                                      20,000       20,000
                                                                     -----------
                                                                          27,495

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $1,065,244.

The fund's portfolio holdings include restricted but deemed liquid 144A securities worth $156,745 or 14.6% of the fund's total net assets.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MONEY MARKET FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information about the securities, please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                      ($X1,000)    ($X1,000)
--------------------------------------------------------------------------------
 65.4%  FIXED-RATE OBLIGATIONS                           27,704,164  27,704,164
 19.8%  VARIABLE-RATE OBLIGATIONS                         8,401,141   8,401,141
 14.9%  OTHER INVESTMENTS                                 6,327,810   6,327,810
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                42,433,115  42,433,115
(0.1)%  OTHER ASSETS AND
        LIABILITIES                                                     (43,406)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                   42,389,709

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
      FIXED-RATE OBLIGATIONS  65.4% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  35.1%
      --------------------------------------------------------------------------
      AB SPINTAB
        3.51%, 10/14/05                                     117,000      116,853
        3.75%, 11/15/05                                     135,000      134,373
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) / 144A
        3.51%, 10/07/05                                      57,000       56,967
        3.54%, 10/14/05                                      35,000       34,956
        3.95%, 03/14/06                                      95,000       93,325
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
        3.50%, 10/03/05                                     107,500      107,479
        3.75%, 11/15/05                                      43,000       42,801
        3.84%, 12/14/05                                      64,000       63,500
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) / 144A
        3.68%, 10/14/05                                      25,000       24,967
        3.75%, 10/24/05                                     166,000      165,603
        3.68%, 10/25/05                                      12,000       11,971
        3.72%, 11/03/05                                      18,800       18,736
      ANZ NATIONAL INT'L LTD.
        4.01%, 02/23/06                                      19,000       18,698
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) / 144A
        3.60%, 12/19/05                                      50,000       49,612
        3.61%, 12/19/05                                      25,000       24,806
        3.91%, 12/21/05                                      41,000       40,643
        3.62%, 12/22/05                                      28,713       28,481
        3.61%, 12/23/05                                      66,210       65,669
        4.04%, 02/27/06                                      18,000       17,705
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
        3.53%, 10/14/05                                      41,000       40,948
        3.73%, 10/14/05                                      26,000       25,965
        3.75%, 10/20/05                                     100,000       99,803
        3.90%, 12/12/05                                      49,000       48,621
        3.86%, 12/13/05                                      67,000       66,481
        3.92%, 12/16/05                                      33,000       32,730
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.65%, 10/07/05                                      12,000       11,993
        3.72%, 10/14/05                                      35,000       34,953
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2) / 144A
        3.56%, 10/18/05                                     108,092      107,912
        3.39%, 11/16/05                                      60,000       59,745
        3.75%, 11/17/05                                     178,812      177,945
        3.60%, 12/20/05                                      26,643       26,433
        3.88%, 01/18/06                                     240,000      237,217
        3.95%, 01/23/06                                      80,000       79,013
        4.00%, 03/01/06                                      51,000       50,159
        4.01%, 03/01/06                                      24,026       23,630
        4.03%, 03/22/06                                     139,000      136,377
        4.03%, 03/23/06                                     150,000      147,153
        4.13%, 03/28/06                                      13,000       12,740
      BANK OF AMERICA CORP.
        3.31%, 10/06/05                                     245,000      244,889
        3.58%, 10/25/05                                     720,000      718,296
      BANK OF IRELAND
        3.88%, 12/13/05                                      15,800       15,677
      BEAR STEARNS & CO., INC.
        3.50%, 10/04/05                                     260,000      259,925
        3.51%, 10/12/05                                      36,000       35,962
        3.58%, 10/19/05                                       8,000        7,986
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
        3.51%, 10/13/05                                      26,000       25,970
        3.85%, 01/13/06                                      80,000       79,122
  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
        3.82%, 11/29/05                                      55,000       54,659
        3.87%, 12/16/05                                      50,000       49,596
        4.13%, 03/28/06                                      51,000       49,979
    * CC (USA), INC., SECTION 3C7 / 144A
        3.50%, 10/11/05                                      49,000       48,953
        3.57%, 10/20/05                                      50,000       49,907
        3.58%, 10/20/05                                      75,000       74,859
        3.85%, 01/13/06                                       8,500        8,407
        3.87%, 01/13/06                                      17,000       16,812
        3.89%, 01/13/06                                      10,000        9,889

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
        3.98%, 02/21/06                                      25,000       24,612
        4.01%, 03/01/06                                      22,875       22,498
   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) / 144A
        3.74%, 10/18/05                                      41,000       40,928
    + CITIGROUP FUNDING, INC.
        3.63%, 10/27/05                                     100,000       99,740
        3.82%, 11/29/05                                     250,000      248,449
        3.81%, 12/05/05                                     205,000      203,605
        3.76%, 12/06/05                                     114,000      113,223
        3.88%, 12/19/05                                     150,000      148,736
        3.99%, 12/27/05                                      80,000       79,236
   *+ CLIPPER RECEIVABLES CO., SECTION 4(2) / 144A
        3.74%, 10/18/05                                      20,000       19,965
        3.74%, 10/19/05                                     369,000      368,312
   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A SECTION
      3C7 / 144A
        3.68%, 10/07/05                                     195,000      194,881
        3.79%, 01/06/06                                      30,000       29,699
        4.00%, 02/15/06                                      90,000       88,657
   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION 3C7 /
      144A
        3.37%, 10/20/05                                      96,468       96,299
        3.44%, 11/16/05                                      98,292       97,867
        3.74%, 12/02/05                                      40,000       39,744
        3.82%, 01/18/06                                     146,000      144,342
        3.97%, 03/15/06                                      80,000       78,574
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD ISSUANCE
      TRUST, SECTION 4 (2) / 144A
        3.54%, 10/12/05                                      25,000       24,973
        3.54%, 10/14/05                                      84,000       83,894
        3.71%, 10/14/05                                     101,000      100,865
        3.72%, 10/14/05                                      55,000       54,926
        3.58%, 10/19/05                                      50,000       49,911
        3.78%, 10/20/05                                      20,000       19,960
        3.62%, 10/26/05                                     163,000      162,594
        3.74%, 11/02/05                                      85,000       84,719
        3.75%, 12/06/05                                     140,000      139,046
        3.75%, 12/07/05                                     250,000      248,271
        3.78%, 12/08/05                                     120,000      119,151
        3.84%, 12/14/05                                      69,000       68,461
        3.98%, 12/28/05                                      17,000       16,836
        4.00%, 01/04/06                                      66,807       66,109
        4.01%, 01/05/06                                      34,000       33,640
    + DEXIA DELAWARE L.L.C.
        3.90%, 12/22/05                                     116,400      115,375
      DNB NOR BANK ASA
        3.70%, 11/07/05                                      64,900       64,656
        3.96%, 01/30/06                                      34,000       33,555
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
        3.62%, 10/28/05                                      50,000       49,865
        3.73%, 11/15/05                                      25,700       25,581
    + DRESDNER U.S. FINANCE, INC.
        3.50%, 10/06/05                                      84,000       83,959
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
        3.72%, 10/13/05                                      10,000        9,988
        3.69%, 10/14/05                                      16,833       16,811
        3.55%, 10/17/05                                      50,000       49,922
        3.98%, 12/28/05                                      69,000       68,335
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2) / 144A
        3.97%, 03/13/06                                       6,101        5,994
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
        3.55%, 10/18/05                                      11,000       10,982
        3.61%, 10/26/05                                      69,000       68,828
        3.63%, 10/28/05                                      15,200       15,159
        3.82%, 11/29/05                                      25,000       24,845
        3.81%, 12/01/05                                      22,000       21,859
        3.88%, 12/19/05                                      40,000       39,663
        3.91%, 12/21/05                                      10,000        9,913
      GENERAL ELECTRIC CAPITAL CORP.
        3.99%, 03/01/06                                     280,000      275,408
        3.99%, 03/02/06                                      48,000       47,208
        3.95%, 03/21/06                                     310,000      304,301
    * GIRO FUNDING U.S. CORP., SECTION 4(2) / 144A
        3.54%, 10/07/05                                      70,000       69,959
        3.51%, 10/12/05                                      39,000       38,959
        3.52%, 10/13/05                                      35,000       34,959
        3.55%, 10/14/05                                      30,000       29,962
   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
        3.75%, 11/16/05                                      17,000       16,919
        3.60%, 12/20/05                                     100,000       99,213
        4.01%, 01/04/06                                      49,000       48,487
      HSBC U.S.A., INC.
        3.74%, 12/16/05                                     140,000      138,906
        3.59%, 12/20/05                                      50,000       49,609
    + ING (U.S.) FUNDING, L.L.C.
        3.70%, 10/28/05                                      50,000       49,862
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2) / 144A
        3.45%, 11/10/05                                      50,000       49,812
        3.78%, 12/09/05                                      85,000       84,390
    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2) / 144A
        3.68%, 10/14/05                                      80,000       79,894
        3.52%, 10/19/05                                     100,000       99,826
        3.75%, 11/21/05                                     100,000       99,474
   *+ JUPITER SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.76%, 10/20/05                                      90,362       90,183
        3.77%, 10/21/05                                      70,000       69,854
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
        3.35%, 10/03/05                                     100,000       99,982
        3.33%, 10/11/05                                      20,100       20,082
        3.55%, 10/17/05                                      10,000        9,984
        3.55%, 10/19/05                                      12,200       12,179
        3.38%, 11/08/05                                      50,000       49,825
        3.46%, 11/15/05                                      28,000       27,881
        3.81%, 11/30/05                                      36,000       35,774
        3.82%, 12/01/05                                      29,100       28,913
        3.51%, 12/09/05                                      10,000        9,934
        3.95%, 03/13/06                                      82,000       80,563
        4.13%, 03/27/06                                      50,000       49,004
    + KBC FINANCIAL PRODUCTS INTERNATIONAL, LTD.,
      SECTION 4(2) / 144A
        3.37%, 10/12/05                                     104,000      103,895

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.
      SECTION 4(2) / 144A
        3.75%, 11/16/05                                      94,971       94,520
        3.75%, 12/06/05                                      25,239       25,067
        3.79%, 01/13/06                                      15,000       14,839
        3.82%, 01/18/06                                     129,431      127,961
        3.97%, 03/14/06                                      70,000       68,760
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
        3.50%, 10/07/05                                      15,800       15,791
        3.75%, 11/16/05                                      50,000       49,763
    * MANE FUNDING CORP., SECTION 4(2) / 144A
        3.76%, 11/16/05                                      50,000       49,762
        3.91%, 12/16/05                                     170,154      168,764
      MORGAN STANLEY
        3.73%, 10/14/05                                      19,000       18,974
        3.45%, 11/14/05                                     200,000      199,171
        3.82%, 11/30/05                                     124,000      123,219
    * NEWCASTLE CERTIFICATES PROGRAM, SERIES A
      SECTION 4(2) / 144A
        3.69%, 10/07/05                                      16,000       15,990
        3.70%, 10/12/05                                      68,476       68,399
        3.75%, 10/14/05                                      50,000       49,932
        3.77%, 10/18/05                                      64,000       63,886
        3.83%, 11/23/05                                      73,000       72,593
   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
        3.71%, 10/18/05                                      45,762       45,682
        3.75%, 10/18/05                                     150,000      149,735
        3.80%, 11/21/05                                      23,283       23,159
        3.84%, 12/15/05                                      11,471       11,380
        3.97%, 02/08/06                                      10,464       10,317
        4.04%, 02/27/06                                      15,000       14,754
        4.06%, 03/23/06                                      15,000       14,713
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
        3.62%, 10/19/05                                      45,000       44,919
        3.72%, 10/28/05                                      10,000        9,972
        3.70%, 10/31/05                                      16,000       15,951
        3.72%, 10/31/05                                      81,000       80,750
        3.74%, 11/01/05                                      59,601       59,410
   *+ PICAROS FUNDING, L.L.C. SECTION 4(2) / 144A
        3.75%, 11/16/05                                      34,784       34,619
        4.00%, 02/17/06                                      68,000       66,971
        4.18%, 03/30/06                                     127,958      125,341
   *+ PREFERRED RECEIVABLES FUNDING CORP.
      SECTION 4(2) / 144A
        3.75%, 10/20/05                                      46,000       45,909
        3.97%, 02/10/06                                      71,701       70,678
    + RABOBANK USA FINANCIAL CORP.
        3.90%, 12/23/05                                      74,000       73,341
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
        4.00%, 02/24/06                                     210,000      206,661
        3.96%, 03/15/06                                     108,000      106,076
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
        3.55%, 10/17/05                                      60,000       59,906
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
        3.51%, 10/13/05                                     192,000      191,777
        3.58%, 10/19/05                                     183,000      182,675
        3.62%, 10/26/05                                      96,000       95,761
        3.46%, 11/21/05                                      84,000       83,595
        3.83%, 12/01/05                                      17,000       16,891
        4.02%, 02/22/06                                      73,000       71,847
        4.13%, 03/27/06                                      18,000       17,642
      SKANDINAVISKA ENSKILDA BANKEN AB
        3.76%, 11/17/05                                      10,700       10,648
        4.03%, 03/02/06                                     110,000      108,163
    + SOCIETE GENERALE NORTH AMERICA, INC.
        4.17%, 03/28/06                                      26,000       25,474
      THE GOLDMAN SACHS GROUP, INC.
        3.47%, 11/21/05                                      90,000       89,565
   *+ THUNDER BAY FUNDING, L.L.C.
      SECTION 4(2) / 144A
        3.51%, 10/07/05                                      48,000       47,972
        3.55%, 10/17/05                                      92,954       92,809
        3.77%, 10/18/05                                      20,084       20,048
        3.88%, 12/19/05                                      73,000       72,385
        3.88%, 12/20/05                                      11,000       10,906
   *+ TRIPLE A-ONE FUNDING CORP.,
      SECTION 4(2) / 144A
        3.68%, 10/07/05                                      21,216       21,203
        3.76%, 10/18/05                                      10,000        9,982
        3.92%, 12/23/05                                       6,722        6,662
    + WESTPAC CAPITAL CORP.
        3.45%, 11/28/05                                     150,000      149,181
        3.46%, 11/29/05                                     100,000       99,443
        3.91%, 12/28/05                                      90,000       89,149
    * WHISTLEJACKET CAPITAL, L.L.C.,
      SECTION 3C7 / 144A
        3.91%, 12/15/05                                      20,252       20,089
    * WHITE PINE FINANCE, L.L.C.,
      SECTION 3C7 / 144A
        3.51%, 10/05/05                                       9,000        8,997
        3.55%, 10/14/05                                      20,183       20,157
        3.55%, 10/20/05                                      30,295       30,239
        3.68%, 11/01/05                                      20,234       20,170
        3.68%, 11/02/05                                      16,152       16,100
   *+ WINDMILL FUNDING CORP.,
      SECTION 4(2) / 144A
        3.72%, 11/03/05                                      10,000        9,966
                                                                     -----------
                                                                      14,858,196
      CERTIFICATES OF DEPOSIT  30.3%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
        3.32%, 10/18/05                                      55,000       54,991
        3.58%, 12/20/05                                      25,000       25,000
        3.86%, 01/30/06                                      50,000       50,000

      AMERICAN EXPRESS BANK FSB
        3.77%, 12/12/05                                     115,000      115,000
      AMERICAN EXPRESS CENTURION BANK
        3.79%, 12/13/05                                      70,000       70,000
        3.87%, 12/21/05                                      58,000       58,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
        3.33%, 10/11/05                                      20,000       20,000
        3.62%, 10/31/05                                     375,000      375,000
        3.80%, 11/21/05                                      20,000       19,999
        3.46%, 11/28/05                                     185,000      185,000
        3.49%, 12/02/05                                      50,000       50,000
      BANK OF TOKYO-MITSUBISHI, LTD.
        3.82%, 12/02/05                                     170,000      170,000
      BARCLAYS BANK, PLC
        3.80%, 11/29/05                                      25,000       25,000
        3.57%, 12/19/05                                      89,000       89,000
      BNP PARIBAS
        3.50%, 10/13/05                                     464,000      464,000
        3.43%, 11/08/05                                     300,000      300,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                            FACE AMOUNT     VALUE
      RATE, MATURITY DATE                               ($ x 1,000)  ($ x 1,000)
        3.46%, 11/28/05                                     410,000      410,000
        3.77%, 12/16/05                                      20,000       19,989
        3.98%, 12/30/05                                      50,000       50,000
        3.95%, 01/25/06                                      89,000       89,000
      CALYON
        3.37%, 11/09/05                                     265,000      265,000
        3.40%, 11/10/05                                     235,000      235,000
        4.01%, 02/28/06                                      13,000       13,000
      CANADIAN IMPERIAL BANK OF COMMERCE
        3.68%, 10/21/05                                     100,000      100,000
        3.68%, 10/26/05                                     170,000      170,000
        3.68%, 10/27/05                                     145,000      145,000
        3.96%, 02/01/06                                      78,000       78,000
      CITIBANK, N.A.
        3.90%, 12/22/05                                     100,000      100,000
        3.97%, 12/29/05                                     155,000      155,000
      CREDIT SUISSE FIRST BOSTON
        3.68%, 10/26/05                                     150,000      150,000
        3.76%, 11/22/05                                     187,000      187,000
        3.75%, 12/09/05                                      67,000       67,000
      DEPFA BANK, PLC
        3.50%, 10/07/05                                      17,000       17,000
        3.80%, 12/01/05                                      49,000       49,000
      DEUTSCHE BANK, AG
        3.51%, 10/11/05                                     550,000      550,000
        3.52%, 10/17/05                                     538,000      538,000
        3.75%, 11/22/05                                      17,000       17,000
        3.97%, 12/30/05                                     100,000      100,000
        3.85%, 01/13/06                                     150,000      150,000
        3.96%, 02/01/06                                      56,000       56,000
      DEXIA CREDIT LOCAL
        3.61%, 10/27/05                                     183,000      183,000
        3.95%, 12/27/05                                      56,000       55,995
        3.97%, 12/27/05                                      35,000       34,995
      DNB NOR BANK ASA
        3.40%, 11/10/05                                      50,000       50,000
        3.81%, 01/20/06                                      20,000       20,000
      FORTIS BANK
        4.18%, 04/03/06                                     289,000      289,000
    + HBOS TREASURY SERVICES, PLC
        3.80%, 11/29/05                                     276,000      276,000
      HSBC BANK, USA
        3.44%, 11/21/05                                      41,000       40,999
        4.13%, 03/29/06                                     100,000      100,000
      HSH NORDBANKEN, AG
        3.91%, 12/21/05                                      81,000       81,000
      LANDESBANK BADEN-WURTTEMBERG
        3.76%, 11/21/05                                     205,000      205,001
        3.75%, 11/22/05                                     217,000      217,002
      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
        3.45%, 11/14/05                                      50,000       50,000
      LLOYDS TSB BANK, PLC
        3.45%, 11/17/05                                      90,000       89,997
        3.46%, 12/01/05                                     115,000      115,001
      MIZUHO CORP. BANK, LTD.
        3.74%, 11/08/05                                     165,000      165,000
      ROYAL BANK OF CANADA
        3.54%, 10/21/05                                      86,000       86,000
        3.99%, 02/23/06                                     400,000      400,000
        4.01%, 02/28/06                                     128,000      128,000
      SAN PAOLO IMI SPA
        3.87%, 12/21/05                                     265,000      265,000
      SKANDINAVISKA ENSKILDA BANKEN AB
        3.71%, 10/18/05                                     175,000      175,000
      SOCIETE GENERALE
        3.54%, 10/21/05                                     225,000      225,000
        3.51%, 12/15/05                                     300,000      300,000
        3.54%, 12/16/05                                     200,000      200,000
        3.95%, 12/28/05                                     178,000      178,000
      SVENSKA HANDELSBANKEN AB
        3.54%, 10/21/05                                     274,000      274,000
        3.70%, 11/01/05                                     106,000      106,000
      TORONTO DOMINION BANK
        3.44%, 11/09/05                                      15,000       14,999
        3.47%, 12/05/05                                     263,000      263,000
        3.54%, 12/09/05                                     170,000      170,000
      U.S. BANK, N.A.
        3.33%, 10/03/05                                      50,000       50,000
        3.34%, 10/03/05                                     254,000      254,000
        3.32%, 10/11/05                                     173,000      173,000
        3.45%, 11/18/05                                     100,000      100,000
        3.91%, 12/28/05                                     170,000      170,000
      UBS, AG
        3.71%, 11/04/05                                     311,000      311,000
      UNICREDITO ITALIANO SPA
        3.34%, 10/12/05                                     548,000      548,000
        3.78%, 01/17/06                                     235,000      235,000
        3.82%, 01/23/06                                      25,000       25,000
      WASHINGTON MUTUAL BANK, FA
        3.44%, 11/22/05                                     198,000      198,000
      WELLS FARGO BANK, N.A.
        3.69%, 10/24/05                                     200,000      200,000
      WILMINGTON TRUST CO.
        3.50%, 10/05/05                                      42,000       42,000
                                                                     -----------
                                                                      12,845,968

      VARIABLE-RATE OBLIGATIONS 19.8% of net assets

    + ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPS.,
      CALIFORNIA
      RB (Public Pole Institute) Series 2002B
        3.84%, 10/07/05                                      17,830       17,830
    + ALBUQUERQUE, NEW MEXICO AIRPORT
      RB Series 2000B
        3.90%, 10/07/05                                      15,900       15,900
      BANK OF NEW YORK CO., INC., 144A
        3.87%, 10/27/05                                      75,000       75,000
      BARCLAYS BANK, PLC
        3.64%, 10/03/05                                     128,000      127,980
        3.62%, 10/05/05                                      90,000       89,988
        3.67%, 10/11/05                                      80,000       79,990
        3.69%, 10/17/05                                      45,000       44,990
        3.75%, 10/21/05                                     467,000      466,941
        3.77%, 10/31/05                                     320,000      319,991
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
        3.70%, 10/14/05                                     200,000      199,988
      BNP PARIBAS
        3.62%, 10/04/05                                      65,000       64,982
        3.73%, 10/17/05                                      95,000       94,985
      CANADIAN IMPERIAL BANK OF COMMERCE
        3.83%, 10/17/05                                     100,000      100,000
    * CC (USA), INC., SECTION 3C7 / 144A
        3.88%, 10/24/05                                      61,000       60,998
    + CFM INTERNATIONAL, INC., 144A
        3.84%, 10/07/05                                      17,975       17,975

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      COMMONWEALTH BANK OF AUSTRALIA
        3.80%, 10/24/05                                   50,000       50,000
    + COOK COUNTY, ILL.
      Series 2004D
        3.86%, 10/07/05                                   30,000       30,000
      CREDIT SUISSE FIRST BOSTON
        3.69%, 10/11/05                                  326,000      326,000
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
        3.70%, 10/14/05                                  100,000       99,994
      FANNIE MAE
        3.39%, 10/03/05                                  195,000      194,999
      FEDERAL HOME LOAN BANK
        3.61%, 10/05/05                                  250,000      249,999
    o GE LIFE & ANNUITY ASSURANCE CO.
        3.77%, 10/01/05                                  150,000      150,000
      GENERAL ELECTRIC CAPITAL CORP.
        3.80%, 10/11/05                                  175,000      175,000
        3.89%, 10/17/05                                   75,000       75,000
    + HBOS TREASURY SERVICE, PLC
        3.66%, 10/03/05                                   26,000       26,000
        3.79%, 10/26/05                                  160,000      160,000
      HSH NORDBANK, AG
        3.65%, 10/11/05                                  302,000      301,978
    o J.P. MORGAN SECURITIES, INC.
        3.77%, 10/03/05                                  200,000      200,000
      LANDESBANK BADEN-WURTTEMBERG
        3.62%, 10/07/05                                   24,000       23,999
        3.68%, 10/13/05                                   15,000       15,000
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
        3.65%, 10/03/05                                   95,102       95,094
        3.65%, 10/11/05                                   20,000       19,998
        3.68%, 10/11/05                                   25,000       24,998
    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO. L.L.C.,
      SECTION 4(2) / 144A
        3.64%, 10/03/05                                  100,000       99,998
        3.64%, 10/07/05                                   66,000       65,994
        3.75%, 10/19/05                                   20,000       19,999
        3.68%, 10/27/05                                   20,000       20,000
        3.80%, 10/31/05                                   49,000       48,996
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
        3.74%, 10/14/05                                   27,000       27,000
        3.72%, 10/17/05                                  210,000      209,990
    + LOANSTAR ASSETS PARTNERS II, L.P.
        3.85%, 10/07/05                                   45,000       45,000
    + LOWNDES CORP., GEORGIA, 144A
      Taxable Demand Bond Series 1997
        3.85%, 10/07/05                                    3,100        3,100
    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
        3.99%, 10/07/05                                   32,630       32,630
      Series 2001A67
        3.99%, 10/07/05                                   35,065       35,065
      Series 2001A7
        3.99%, 10/07/05                                   15,470       15,470
      MERRILL LYNCH & CO., INC.
        3.75%, 10/17/05                                  100,000      100,000
    o METROPOLITAN LIFE INSURANCE CO.
        3.76%, 10/03/05                                  100,000      100,000
        3.74%, 10/30/05                                   50,000       50,000
    o MONUMENTAL LIFE INSURANCE CO.
        3.84%, 10/03/05                                  100,000      100,000
      MORGAN STANLEY
        3.67%, 10/03/05                                  240,000      240,000
    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Adjustable Rate Lease Revenue Taxable
      Bonds (Barnes & Noble, Inc. Distribution &
      Freight Consolidation Center Project)
      Series 1995A
        3.79%, 10/07/05                                   11,830       11,830
      Adjustable Rate Lease Revenue Taxable
      Bonds (Barnes & Noble, Inc. Distribution &
      Freight Consolidation Center Project)
      Series 1995B
        3.79%, 10/07/05                                   10,000       10,000
      Adjustable Rate Lease Revenue Taxable Bonds
      (Camden Center Project) Series 2002A
        3.79%, 10/07/05                                   21,480       21,480
      Adjustable Rate Lease Revenue Taxable Bonds
      (Camden Center Project) Series 2002B
        3.79%, 10/07/05                                   20,000       20,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
        3.64%, 10/03/05                                   30,000       29,997
        3.68%, 10/11/05                                  100,000       99,986
        3.71%, 10/14/05                                   75,000       74,989
        3.79%, 10/24/05                                   50,000       50,000
      NORDEA AB
        3.71%, 10/11/05                                   45,000       45,000
      ROYAL BANK OF CANADA
        3.74%, 10/11/05                                   60,000       60,000
      ROYAL BANK OF SCOTLAND, PLC
        3.63%, 10/03/05                                  150,000      149,985
        3.62%, 10/04/05                                  100,000       99,975
        3.63%, 10/06/05                                   90,000       89,989
        3.78%, 10/21/05                                  185,000      185,000
        3.78%, 10/31/05                                  181,000      180,967
    + SANTA ROSA, CALIFORNIA
      Pension Obligation Revenue Taxable Bonds
      Series 2003A
        3.84%, 10/07/05                                    9,300        9,300
    + SE CHRISTIAN CHURCH, JEFFERSON COUNTY,
      KENTUCKY
      Series 2003
        3.84%, 10/07/05                                    9,000        9,000
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
        3.72%, 10/17/05                                   67,000       66,995
        3.73%, 10/17/05                                   73,000       72,994
        3.75%, 10/17/05                                  110,000      110,004
        3.78%, 10/25/05                                  109,000      108,995
    + SISTERS OF MERCY OF THE AMERICAS REGIONAL
      COMMUNITY OF OMAHA, NEBRASKA
      Series 2001
        3.84%, 10/07/05                                   11,860       11,860
      SVENSKA HANDELSBANKEN AB
        3.80%, 10/03/05                                  100,000       99,980
    o THE GOLDMAN SACHS GROUP, INC.
        3.76%, 10/03/05                                   25,000       25,000
        3.78%, 10/13/05                                  150,000      150,000
        3.86%, 10/24/05                                  185,000      185,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT     VALUE
      RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
        3.88%, 10/28/05                                  140,000      140,000
    o THE GOLDMAN SACHS GROUP, INC., 144A
        3.75%, 10/11/05                                  225,000      225,000
    o TRAVELERS INSURANCE CO.
        3.89%, 10/28/05                                  100,000      100,000
   *+ WACHOVIA ASSET SECURITIZATION, INC., 144A
      Series 2005-HM1A Class AMM
        3.82%, 10/25/05                                   60,000       60,000
      WASHINGTON MUTUAL BANK, FA
        3.84%, 10/31/05                                  140,000      140,000
      WELLS FARGO & CO., 144A
        3.75%, 10/03/05                                   75,000       75,000
        3.76%, 10/17/05                                  165,000      165,002
    * WHISTLEJACKET CAPITAL, L.L.C.,
      SECTION 3c7 / 144A
        3.73%, 10/17/05                                   73,000       72,993
        3.75%, 10/20/05                                   61,000       60,994
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 / 144A
        3.65%, 10/03/05                                   40,000       39,997
        3.68%, 10/12/05                                   47,000       46,995
        3.77%, 10/24/05                                   33,000       32,998
        3.78%, 10/24/05                                   55,000       54,997
                                                                  -----------
                                                                    8,401,141


                                                 MATURITY AMOUNT
      SECURITY                                     ($ x 1,000)
      OTHER INVESTMENTS  14.9% of net assets

      REPURCHASE AGREEMENTS  14.9%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $918,000
      3.90%, issued 09/30/05,
      due 10/03/05                                       900,293      900,000
      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $518,161
      3.91%, issued 09/30/05,
      due 10/03/05                                       508,166      508,000
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of $44,689
      3.90%, issued 09/30/05,
      due 10/03/05                                        43,824       43,810
      GOLDMAN SACHS GROUP, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $2,040,000
      3.90%, issued 09/30/05,
      due 10/03/05                                     2,000,652    2,000,000
      J.P. MORGAN CHASE & CO.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $143,820
      3.90%, issued 09/30/05,
      due 10/03/05                                       141,046      141,000
      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $918,000
      3.90%, issued 09/30/05,
      due 10/03/05                                       900,293      900,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Government
      Securities with a value of
      $1,871,703
      3.90%, issued 09/30/05,
      due 10/03/05                                     1,791,583    1,791,000
      3.76%, issued 09/21/05,
      due 10/07/05                                        44,073       44,000
                                                                  -----------
                                                                    6,327,810

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $42,433,115.

The fund's portfolio holdings include restricted and/or illiquid securities worth $1,579,234 or 3.7% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, Section 4(2) and 3c7 securities, worth $11,936,661, or 28.2% of the fund's total net assets.

At September 30, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

      ISSUER                                            FACE         COST/
      RATE, ACQUISITION DATE,                          AMOUNT        VALUE
      MATURITY DATE                                  ($ x 1,000)  ($ x 1,000)
      BLUE SPICE, L.L.C., SECTION 4(2) / 144A
        3.82%, 08/26/05, 11/29/05                         55,000       54,659
        3.87%, 09/16/05, 12/16/05                         50,000       49,596
        4.13%, 09/27/05, 03/28/06                         51,000       49,979
                                                                  -----------
                                                                      154,234
      GE LIFE & ANNUITY ASSURANCE CO.
        3.77%, 06/01/05, 10/01/05                        100,000      100,000
        3.77%, 02/01/05, 10/01/05                         50,000       50,000
                                                                  -----------
                                                                      150,000
      J.P. MORGAN SECURITIES, INC.
        3.77%, 09/16/05, 10/03/05                        200,000      200,000
      METROPOLITAN LIFE INSURANCE CO
        3.76%, 02/01/05,10/03/05                         100,000      100,000
        3.74%, 12/28/00,10/30/05                          50,000       50,000
                                                                  -----------
                                                                      150,000
      MONUMENTAL LIFE INSURANCE CO.
        3.84%, 06/10/93, 10/03/05                        100,000      100,000
      THE GOLDMAN SACHS GROUP, INC.
        3.76%, 02/03/05, 10/03/05                         25,000       25,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS  continued

      ISSUER                                                FACE        COST/
      RATE, ACQUISITION DATE,                              AMOUNT       VALUE
      MATURITY DATE                                     ($ x 1,000)  ($ x 1,000)
        3.78%, 07/18/05, 10/13/05                           150,000      150,000
        3.86%, 02/22/05, 10/24/05                           185,000      185,000
        3.88%, 02/28/05, 10/28/05                           140,000      140,000
                                                                     -----------
                                                                         500,000
      THE GOLDMAN SACHS GROUP, INC., 144A
        3.75%, 07/09/04, 10/11/05                           225,000      225,000

      TRAVELERS INSURANCE CO.
        3.89%, 10/29/04, 10/28/05                           100,000      100,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($X1,000)     ($X1,000)
--------------------------------------------------------------------------------
 13.1%  U.S. GOVERNMENT
        SECURITIES                                         312,960       312,960
 17.1%  VARIABLE-RATE OBLIGATIONS                          410,029       410,029
 69.7%  OTHER INVESTMENTS                                1,672,635     1,672,635
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                2,395,624     2,395,624
  0.1%  OTHER ASSETS AND
        LIABILITIES                                                        2,778
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     2,398,402

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      U.S. GOVERNMENT SECURITIES  13.1% of net assets

      DISCOUNT NOTES  13.1%
      --------------------------------------------------------------------------
      FANNIE MAE
        3.43%, 10/03/05                                     29,000        28,994
        3.45%, 10/03/05                                     30,235        30,229
        3.29%, 11/02/05                                     18,037        17,985
        3.61%, 11/16/05                                      2,281         2,271
        3.40%, 11/23/05                                     20,000        19,902
        3.41%, 11/23/05                                     15,000        14,926
        3.50%, 12/14/05                                     15,000        14,894
      FEDERAL HOME LOAN BANK
        3.52%, 10/05/05                                     20,000        19,992
      FREDDIE MAC
        3.26%, 10/04/05                                     20,000        19,995
        3.29%, 10/18/05                                     21,252        21,220
        3.30%, 10/25/05                                     20,000        19,957
        3.33%, 11/01/05                                      4,293         4,281
        3.37%, 11/08/05                                     26,300        26,208
        3.37%, 11/15/05                                     35,000        34,855
        3.38%, 11/15/05                                     10,000         9,958
        3.41%, 11/22/05                                      4,162         4,142
        3.43%, 11/29/05                                      8,302         8,256
        3.50%, 12/13/05                                     15,000        14,895
                                                                     -----------
                                                                         312,960

      VARIABLE-RATE OBLIGATIONS  17.1% of net assets

      COUPON NOTES  17.1%
      --------------------------------------------------------------------------
      FANNIE MAE
        3.39%, 10/03/05                                     30,000        30,000
        3.57%, 10/07/05                                     40,000        39,972
        3.58%, 10/07/05                                     25,000        24,996
        3.68%, 12/09/05                                     40,000        39,997
      FEDERAL HOME LOAN BANK
        3.59%, 10/03/05                                     35,000        34,985
        3.61%, 10/05/05                                     60,000        60,000
        3.59%, 11/02/05                                     40,000        39,980
        3.71%, 12/12/05                                     30,000        29,992
        3.65%, 12/29/05                                     46,000        45,982
      FREDDIE MAC
        3.51%, 10/07/05                                     64,125        64,125
                                                                     -----------
                                                                         410,029

                                                  MATURITY  AMOUNT
      SECURITY                                      ($ x 1 ,000)
      OTHER INVESTMENTS  69.7% of net assets

      REPURCHASE AGREEMENTS  69.7%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES  L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $241,740
      3.48%, issued 07/06/05,
      due 10/04/05                                          50,435        50,000
      3.83%, issued 09/29/05,
      due 10/06/05                                          27,020        27,000
      3.51%, issued 07/13/05,
      due 10/07/05                                          25,210        25,000
      3.60%, issued 08/10/05,
      due 10/07/05                                          20,116        20,000
      3.67%, issued 08/23/05,
      due 10/07/05                                          35,161        35,000
      3.71%, issued 08/16/05,
      due 10/07/05                                          40,214        40,000
      3.81%, issued 09/16/05,
      due 10/07/05                                          40,089        40,000
      BEAR STEARNS & CO. INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $391,027
      3.91%, issued 09/30/05,
      due 10/03/05                                         203,066       203,000
      3.82%, issued 09/27/05,
      due 10/05/05                                          40,034        40,000
      3.83%, issued 09/28/05,
      due 10/05/05                                          20,015        20,000
      3.68%, issued 09/02/05,
      due 10/07/05                                          45,161        45,000

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS continued

                                                  MATURITY AMOUNT       VALUE
      SECURITY                                      ($ x 1,000)      ($ x 1,000)
      3.73%, issued 09/07/05,
      due 10/07/05                                         50,155         50,000
      3.99%, issued 08/31/05,
      due 10/07/05                                         25,103         25,000
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $300,536
      3.90%, issued 09/30/05,
      due 10/03/05                                        204,702        204,635
      3.60%, issued 08/09/05,
      due 10/07/05                                         50,295         50,000
      3.76%, issued 08/25/05,
      due 10/07/05                                         15,067         15,000
      3.77%, issued 08/26/05,
      due 10/07/05                                         25,110         25,000
      GOLDMAN SACHS & CO.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $207,060
      3.90%, issued 09/30/05,
      due 10/03/05                                        203,066        203,000
      J.P. MORGAN CHASE & CO.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $25,500
      3.92%, issued 09/26/05,
      due 12/20/05                                         25,231         25,000
      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $142,800
      3.54%, issued 07/18/05,
      due 10/07/05                                         25,199         25,000
      3.69%, issued 09/01/05,
      due 10/07/05                                         45,166         45,000
      3.72%, issued 08/19/05,
      due 10/07/05                                         30,152         30,000
      3.80%, issued 08/30/05,
      due 10/07/05                                         40,160         40,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $397,822
      3.78%, issued 09/26/05,
      due 10/03/05                                         20,015         20,000
      3.50%, issued 07/11/05,
      due 10/07/05                                         25,214         25,000
      3.51%, issued 06/21/05,
      due 10/07/05                                         15,158         15,000
      3.52%, issued 07/14/05,
      due 10/07/05                                         30,249         30,000
      3.55%, issued 07/20/05,
      due 10/07/05                                         40,312         40,000
      3.70%, issued 08/12/05,
      due 10/07/05                                         50,288         50,000
      3.71%, issued 08/15/05,
      due 10/07/05                                         40,218         40,000
      3.75%, issued 08/22/05,
      due 10/07/05                                         30,144         30,000
      3.85%, issued 09/19/05,
      due 10/07/05                                         50,096         50,000
      3.87%, issued 09/22/05,
      due 10/07/05                                         50,081         50,000
      3.94%, issued 09/27/05,
      due 10/07/05                                         25,027         25,000
      3.95%, issued 09/28/05,
      due 10/07/05                                         15,015         15,000
                                                                     -----------
                                                                       1,672,635

End of investments.

At 09/30/05, the tax basis cost of the fund's investments was $2,395,624.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB VALUE ADVANTAGE MONEY FUND(R)

PORTFOLIO HOLDINGS As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information about the securities, please refer to the fund's semi-annual or annual reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 66.1%   FIXED-RATE OBLIGATIONS                        17,654,322     17,654,322
 20.9%   VARIABLE-RATE OBLIGATIONS                      5,601,128      5,601,128
 12.8%   OTHER INVESTMENTS                              3,408,407      3,408,407
--------------------------------------------------------------------------------
 99.8%   TOTAL INVESTMENTS                             26,663,857     26,663,857
  0.2%   OTHER ASSETS AND
         LIABILITIES                                                      48,472
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   26,712,329

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      FIXED-RATE OBLIGATIONS  66.1% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS  36.3%
      --------------------------------------------------------------------------
      AB SPINTAB
        3.51%, 10/14/05                                    70,000         69,912
        3.75%, 11/15/05                                    30,000         29,861
      ALLIANCE & LEICESTER, PLC, SECTION 4(2) /
      144A
        3.51%, 10/07/05                                    31,000         30,982
        3.54%, 10/14/05                                    35,000         34,956
    * AMSTEL FUNDING CORP., SECTION 4(2) / 144A
        3.75%, 11/15/05                                    87,000         86,597
        3.84%, 12/14/05                                    46,000         45,641
   *+ AMSTERDAM FUNDING CORP., SECTION 4(2) /
      144A
        3.71%, 10/18/05                                    34,550         34,490
        3.73%, 10/21/05                                    76,000         75,843
        3.75%, 10/24/05                                   128,000        127,694
      ANZ NATIONAL INT'L LTD
        4.01%, 02/23/06                                    50,000         49,207
   *+ AQUINAS FUNDING, L.L.C., SECTION 4(2) /
      144A
        3.62%, 10/24/05                                    27,000         26,938
        3.60%, 12/13/05                                    50,000         49,641
        3.61%, 12/22/05                                    43,000         42,653
        4.04%, 02/27/06                                    21,000         20,656
   *+ ASAP FUNDING LTD., SECTION 4(2) / 144A
        3.73%, 10/14/05                                    24,000         23,968
        3.75%, 11/15/05                                   100,000         99,534
        3.75%, 12/05/05                                    56,000         55,624
        3.86%, 12/13/05                                    25,000         24,806
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.69%, 10/11/05                                    20,000         19,980
        3.72%, 10/14/05                                     8,159          8,148
        3.73%, 10/26/05                                    36,000         35,907
        3.83%, 11/28/05                                     5,492          5,458
        3.87%, 12/15/05                                    10,000          9,920
    * ATLANTIS ONE FUNDING CORP., SECTION 4(2)
      / 144A
        3.50%, 10/05/05                                    76,270         76,241
        3.39%, 11/16/05                                    78,826         78,491
        3.75%, 11/17/05                                    80,000         79,612
        3.44%, 11/18/05                                    57,230         56,972
        3.60%, 12/20/05                                    16,000         15,874
        3.88%, 01/18/06                                   137,914        136,315
        3.99%, 02/17/06                                   195,785        192,825
        4.00%, 03/01/06                                     7,000          6,885
      BANK OF AMERICA CORP
        3.31%, 10/06/05                                    60,000         59,973
        3.58%, 10/25/05                                   488,000        486,845
      BEAR STEARNS & CO., INC
        3.50%, 10/04/05                                   100,000         99,971
        3.51%, 10/12/05                                    80,000         79,915
   *+ BETA FINANCE, INC., SECTION 3C7 / 144A
        4.00%, 03/01/06                                    41,000         40,326
  *+o BLUE SPICE, L.L.C., SECTION 4(2) / 144A
        3.52%, 10/13/05                                    13,000         12,985
        3.87%, 12/16/05                                   100,000         99,191
        4.13%, 03/28/06                                    20,000         19,599
    * CC (USA), INC., SECTION 3C7 / 144A
        3.55%, 10/18/05                                    19,500         19,468
        3.57%, 10/20/05                                    12,000         11,978
        3.58%, 10/20/05                                    74,000         73,861
        3.61%, 10/28/05                                    24,000         23,936
        3.85%, 01/13/06                                     7,000          6,923
        3.87%, 01/13/06                                    54,000         53,404
        3.89%, 01/13/06                                     5,000          4,945
   *+ CHARIOT FUNDING, L.L.C., SECTION 4(2) /
      144A
        3.62%, 10/03/05                                    36,631         36,624
    + CITIGROUP FUNDING, INC.
        3.80%, 11/29/05                                    96,000         95,408
        3.81%, 12/02/05                                   237,000        235,461
        3.76%, 12/06/05                                    35,000         34,761
        3.88%, 12/19/05                                    50,000         49,579
        3.99%, 12/27/05                                    53,000         52,494
   *+ CLIPPER RECEIVABLES CO., SECTION 4(2) /
      144A
        3.74%, 10/18/05                                   265,000        264,533
   *+ CONCORD MINUTEMEN CAPITAL CO., SERIES A
      SECTION 3C7 / 144A
        3.51%, 10/07/05                                    23,360         23,346
        3.51%, 10/11/05                                    40,382         40,343
        3.71%, 10/13/05                                   114,000        113,859
        3.75%, 11/09/05                                    22,507         22,416
        3.75%, 01/06/06                                     7,000          6,931

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT       VALUE
      RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
        3.95%, 03/08/06                                    8,000          7,864
   *+ CROWN POINT CAPITAL CO., L.L.C., SECTION
      3C7  / 144A
        3.56%, 10/18/05                                   29,000         28,952
        3.44%, 11/16/05                                   80,000         79,654
        3.74%, 12/02/05                                  186,000        184,812
        3.98%, 01/04/06                                   50,000         49,480
    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
      ISSUANCE TRUST, SECTION 4 (2) / 144A
        3.71%, 10/14/05                                   48,000         47,936
        3.72%, 10/14/05                                   15,000         14,980
        3.78%, 10/20/05                                  125,000        124,751
        3.74%, 11/02/05                                   25,000         24,917
        3.75%, 12/06/05                                  180,000        178,774
        3.75%, 12/07/05                                   50,000         49,654
        3.78%, 12/08/05                                   93,000         92,342
        3.98%, 12/28/05                                   50,000         49,518
        4.00%, 01/04/06                                  150,000        148,432
        4.01%, 01/05/06                                   21,000         20,778
      DNB NOR BANK  ASA
        3.75%, 11/18/05                                   10,600         10,547
        3.96%, 01/30/06                                   51,000         50,333
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
        3.68%, 10/17/05                                   26,000         25,958
        3.62%, 10/28/05                                   37,000         36,900
    + DRESDNER U.S. FINANCE, INC.
        3.50%, 10/06/05                                   50,000         49,976
   *+ EDISON ASSET SECURITZATION CORP., L.L.C.
      SECTION 4(2) / 144A
        3.56%, 10/17/05                                   92,248         92,103
   *+ EIFFEL FUNDING, L.L.C., SECTION 4(2) / 144A
        3.72%, 10/13/05                                   10,000          9,988
        3.55%, 10/17/05                                   50,000         49,922
        3.71%, 10/18/05                                   50,000         49,913
        3.71%, 10/20/05                                   15,000         14,971
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION 4(2)
      / 144A
        3.68%, 10/24/05                                   10,000          9,977
        3.89%, 12/21/05                                    2,000          1,983
        3.94%, 12/28/05                                   29,000         28,724
    * GALAXY FUNDING, INC., SECTION 4(2) / 144A
        3.81%, 12/01/05                                   33,000         32,789
        3.94%, 12/27/05                                   50,000         49,528
        3.97%, 12/28/05                                   51,000         50,509
      GENERAL ELECTRIC CAPITAL CORP.
        3.99%, 03/02/06                                  100,000         98,349
        3.95%, 03/21/06                                   35,000         34,357
      GENERAL ELECTRIC CAPITAL SERVICES
        3.99%, 03/02/06                                  150,000        147,524
    * GIRO FUNDING U.S. CORP., SECTION 4(2) /
      144A
        3.54%, 10/07/05                                   31,000         30,982
        3.52%, 10/13/05                                   20,000         19,977
        3.56%, 10/13/05                                   40,000         39,953
        3.55%, 10/14/05                                   52,000         51,934
   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2) / 144A
        3.50%, 10/07/05                                   15,000         14,991
        3.73%, 10/20/05                                   10,000          9,980
        3.75%, 11/16/05                                   12,000         11,943
        3.60%, 12/20/05                                   62,000         61,512
      HSBC U.S.A., INC
        3.74%, 12/16/05                                  115,000        114,102
      IRISH LIFE & PERMANENT, PLC, SECTION 4(2)
      / 144A
        3.55%, 10/14/05                                   11,000         10,986
        3.45%, 11/10/05                                   36,500         36,363
    + IXIS COMMERCIAL PAPER CORP., SECTION 4(2)
      / 144A
        3.68%, 10/14/05                                   76,000         75,899
        3.52%, 10/20/05                                   50,000         49,908
        3.80%, 12/15/05                                   12,700         12,600
   *+ JUPITER SECURITIZATION CORP., SECTION 4(2)
      / 144A
         3.68%, 10/11/05                                  36,000         35,963
         3.77%, 10/21/05                                  24,000         23,950
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
        3.35%, 10/03/05                                   70,000         69,987
        3.54%, 10/17/05                                   20,000         19,969
        3.38%, 11/08/05                                   10,000          9,965
        3.82%, 11/28/05                                   18,855         18,740
        3.81%, 12/02/05                                   19,300         19,175
        3.51%, 12/09/05                                   20,000         19,868
        4.00%, 02/23/06                                   80,000         78,737
        3.95%, 03/13/06                                   25,800         25,348
    + KBC FINANCIAL PRODUCTS INTERNATIONAL,
      LTD., SECTION 4(2) / 144A
        3.37%, 10/12/05                                   50,000         49,949
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
        3.50%, 10/06/05                                   14,000         13,993
        3.53%, 10/06/05                                   16,500         16,492
        4.00%, 02/14/06                                   23,000         22,659
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
        3.82%, 11/28/05                                   17,000         16,896
    * MANE FUNDING CORP., SECTION 4(2) / 144A
        3.76%, 11/16/05                                   50,000         49,762
      MORGAN STANLEY
        3.72%, 10/19/05                                   50,000         49,907
        3.82%, 11/30/05                                  100,000         99,370
    * NEWCASTLE CERTIFICATES PROGRAM, SERIES A
      SECTION 4(2) / 144A
        3.73%, 10/13/05                                   50,000         49,938
        3.75%, 10/13/05                                   87,000         86,892
        3.83%, 11/22/05                                  100,000         99,453
   *+ NIEUW AMSTERDAM RECEIVABLES CORP., SECTION
      4(2) / 144A
        3.54%, 10/13/05                                    8,129          8,119
        3.79%, 11/22/05                                   30,554         30,388
        4.01%, 01/03/06                                   40,000         39,585
        3.78%, 01/12/06                                   30,000         29,682
        3.97%, 02/08/06                                   20,000         19,719
        4.04%, 02/27/06                                   15,000         14,754
        4.06%, 03/23/06                                   14,000         13,732
        4.13%, 03/23/06                                   14,512         14,230
    * PARK GRANADA, L.L.C., SECTION 4(2) / 144A
        3.62%, 10/19/05                                   60,000         59,892
        3.74%, 10/28/05                                   35,212         35,114
        3.74%, 11/01/05                                   35,000         34,888

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT       VALUE
      RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
   *+ PICAROS FUNDING, L.L.C. SECTION 4(2) / 144A
        4.00%, 02/17/06                                   86,000         84,698
        4.18%, 03/30/06                                   75,000         73,466
   *+ PREFERRED RECEIVABLES FUNDING CORP.
      SECTION 4(2) / 144A
        3.71%, 10/14/05                                   89,357         89,238
        3.97%, 02/10/06                                  150,000        147,860
    + RABOBANK USA FINANCIAL CORP.
        3.90%, 12/23/05                                  108,000        107,039
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
        4.00%, 02/24/06                                   60,000         59,046
        3.96%, 03/15/06                                  122,000        119,827
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) / 144A
        3.50%, 10/05/05                                   20,228         20,220
        3.51%, 10/06/05                                   14,963         14,956
        3.55%, 10/17/05                                   60,000         59,906
        3.79%, 11/28/05                                   46,781         46,498
        3.82%, 11/28/05                                   10,252         10,190
        3.83%, 11/28/05                                   20,200         20,077
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
        3.50%, 10/03/05                                   13,000         12,997
        3.51%, 10/14/05                                  100,000         99,874
        3.58%, 10/19/05                                  100,000         99,822
        3.62%, 10/26/05                                   95,000         94,763
        3.69%, 11/10/05                                   41,242         41,075
        3.46%, 11/21/05                                   10,000          9,952
        3.83%, 12/01/05                                   18,000         17,884
        3.88%, 01/12/06                                   15,000         14,836
        4.13%, 03/27/06                                   27,000         26,462
      SKANDINAVISKA ENSKILDA BANKEN AB
        4.03%, 03/02/06                                  108,000        106,197
    + SOCIETE GENERALE NORTH AMERICA, INC.
        3.75%, 11/18/05                                   55,000         54,728
      THE GOLDMAN SACHS GROUP, INC.
        3.47%, 11/21/05                                   55,000         54,734
   *+ THUNDER BAY FUNDING, L.L.C. SECTION 4(2) /
      144A
        3.73%, 10/17/05                                   19,000         18,969
        3.74%, 12/05/05                                   40,000         39,732
   *+ TRIPLE A-ONE FUNDING CORP., SECTION 4(2) /
      144A
        3.68%, 10/06/05                                   97,862         97,812
        3.76%, 10/18/05                                   26,083         26,037
    + WESTPAC CAPITAL CORP.
        3.47%, 11/28/05                                   81,000         80,556
        3.46%, 11/29/05                                   50,000         49,721
        3.91%, 12/28/05                                   77,000         76,272
    * WHISTLEJACKET CAPITAL, L.L.C.SECTION 3C7 /
      144A
        3.80%, 12/14/05                                   19,773         19,620
        3.89%, 12/19/05                                    9,054          8,977
        4.07%, 01/30/06                                   30,258         29,850
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 /
      144A
        3.51%, 10/11/05                                   44,131         44,088
        3.55%, 10/13/05                                   10,468         10,456
        3.37%, 10/27/05                                    8,000          7,981
        3.75%, 11/16/05                                   48,182         47,953
        3.81%, 12/01/05                                   11,113         11,042
        3.92%, 12/21/05                                   19,000         18,834
        3.99%, 12/29/05                                   20,000         19,805
   *+ WINDMILL FUNDING CORP., SECTION 4(2) / 144A
        3.70%, 10/18/05                                   10,000          9,983
        3.71%, 10/18/05                                   40,800         40,729
   *+ YORKTOWN CAPITAL, L.L.C., SECTION 4(2) /
      144A
        3.73%, 10/14/05                                   22,070         22,040
        3.72%, 10/20/05                                   30,822         30,762
        3.77%, 10/20/05                                  112,362        112,139
                                                                    -----------
                                                                      9,695,850
      CERTIFICATES OF DEPOSIT 29.8%
      -------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
        3.32%, 10/18/05                                   38,000         37,994
        3.58%, 12/20/05                                   50,000         50,000
      AMERICAN EXPRESS BANK FSB
        3.75%, 10/20/05                                   44,000         44,000
      AMERICAN EXPRESS CENTURION BANK
        3.79%, 12/13/05                                   40,000         40,000
        3.87%, 12/21/05                                   38,000         38,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
        3.62%, 10/31/05                                  315,000        315,000
        3.75%, 11/21/05                                   69,000         69,000
        3.80%, 11/21/05                                    9,000          8,999
      BANK OF TOKYO-MITSUBISHI, LTD.
        3.72%, 10/13/05                                  105,000        105,000
      BARCLAYS BANK, PLC
        3.74%, 11/14/05                                   45,000         45,000
        3.57%, 12/19/05                                  100,000        100,000
      BNP PARIBAS
        3.43%, 11/08/05                                  325,000        325,000
        3.46%, 11/28/05                                  163,000        163,000
        3.77%, 12/16/05                                   25,000         24,986
        3.98%, 12/30/05                                   50,000         50,000
        4.03%, 03/27/06                                  287,000        287,000
      CALYON
        3.40%, 11/10/05                                  195,000        195,000
        3.99%, 02/23/06                                  110,000        110,000
      CANADIAN IMPERIAL BANK OF COMMERCE
        3.68%, 10/21/05                                  150,000        150,000
        3.96%, 02/01/06                                  110,000        110,000
      CITIBANK, N.A.
        3.90%, 12/22/05                                  111,000        111,000
        3.97%, 12/29/05                                   93,000         93,000
      CREDIT SUISSE FIRST BOSTON
        3.76%, 11/22/05                                   80,000         80,000
        3.75%, 12/09/05                                  109,000        109,000
        3.77%, 12/15/05                                  162,000        162,000
      DEPFA BANK, PLC
        3.50%, 10/07/05                                   20,000         20,000
        3.80%, 12/01/05                                   50,000         50,000
      DEUTSCHE BANK, AG
        3.50%, 10/11/05                                   70,000         70,000
        3.51%, 10/11/05                                  385,000        385,000
        3.52%, 10/17/05                                  278,000        278,000
        3.75%, 11/22/05                                   18,000         18,000
        3.97%, 12/30/05                                   64,000         64,000
        3.96%, 02/01/06                                   14,000         14,000
      DEXIA CREDIT LOCAL
        3.50%, 10/12/05                                  160,000        160,000
        3.61%, 10/27/05                                   64,000         64,000
        3.97%, 12/27/05                                   10,000          9,999

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT       VALUE
      RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
      DNB NOR BANK ASA
        3.81%, 01/20/06                                   20,000         20,000
      FORTIS BANK
        4.18%, 04/03/06                                  205,000        205,000
    + HBOS TREASURY SERVICES, PLC
        3.80%, 11/29/05                                  116,000        116,000
      HSBC BANK, USA
        3.44%, 11/21/05                                   40,000         39,999
        4.13%, 03/29/06                                   65,000         65,000
      HSH NORDBANKEN, AG
        3.75%, 12/09/05                                   65,000         65,000
      LANDESBANK BADEN-WURTTEMBERG
        3.76%, 11/21/05                                   79,000         79,001
        3.75%, 11/22/05                                  100,000        100,001
      LANDESBANK HESSEN-THURINGEN GIROZENTRALE
        3.45%, 11/14/05                                   35,000         35,000
      LLOYDS TSB BANK, PLC
        3.45%, 11/17/05                                   49,000         48,998
        3.96%, 02/01/06                                   50,000         50,000
      MIZUHO CORP. BANK, LTD.
        3.62%, 10/26/05                                   96,000         96,000
      ROYAL BANK OF CANADA
        3.54%, 10/21/05                                  415,000        415,000
      SAN PAOLO IMI SPA
        3.87%, 12/21/05                                  205,000        205,000
      SOCIETE GENERALE
        3.54%, 10/21/05                                   95,000         95,000
        3.37%, 11/09/05                                   75,000         75,000
        3.51%, 12/15/05                                  155,000        155,000
        3.54%, 12/16/05                                   80,000         80,000
        3.95%, 12/28/05                                  124,000        124,000
      SVENSKA HANDELSBANKEN AB
        3.70%, 11/01/05                                  230,000        230,000
      TORONTO DOMINION BANK
        3.44%, 11/09/05                                   36,000         35,997
        3.45%, 11/28/05                                  191,000        191,000
        3.47%, 12/05/05                                   14,000         14,000
      U.S. BANK, N.A.
        3.34%, 10/03/05                                  115,000        115,000
        3.32%, 10/11/05                                   75,000         75,000
        3.47%, 11/28/05                                  154,500        154,500
        3.91%, 12/28/05                                  115,000        115,000
      UBS, AG
        3.97%, 02/01/06                                   42,000         42,000
      UNICREDITO ITALIANO SPA
        3.34%, 10/12/05                                  449,000        449,000
        3.95%, 12/27/05                                   21,000         20,998
        3.78%, 01/17/06                                   35,000         35,000
      WASHINGTON MUTUAL BANK, FA
        3.44%, 11/22/05                                   86,000         86,000
      WELLS FARGO BANK, N.A.
        3.69%, 10/24/05                                  345,000        345,000
      WILMINGTON TRUST CO.
        3.50%, 10/05/05                                   25,000         25,000
                                                                    -----------
                                                                      7,958,472

      VARIABLE-RATE OBLIGATIONS  20.9% of net assets

    + ACCESS LOANS FOR LEARNING STUDENT LOAN
      CORP.
      Taxable Student Loan RB Series II-A-6
        3.83%, 10/07/05                                   27,800         27,800
      BANK OF NEW YORK CO., INC., 144A
        3.87%, 10/27/05                                   50,000         50,000
      BARCLAYS BANK, PLC
        3.62%, 10/05/05                                   90,000         89,988
        3.67%, 10/11/05                                   37,000         36,995
        3.75%, 10/21/05                                  210,000        209,974
        3.77%, 10/31/05                                  260,000        259,993
      BNP PARIBAS
        3.73%, 10/17/05                                   75,000         74,988
      CANADIAN IMPERIAL BANK OF COMMERCE
        3.83%, 10/17/05                                  100,000        100,000
    + CENTRAL BAPTIST CHURCH OF HIXSON, TENNESSEE
        3.89%, 10/07/05                                   13,000         13,000
    + CITY OF NEW BRITAIN, CONNECTICUT
      GO Pension Bonds Series 1998
        3.84%, 10/07/05                                   40,000         40,000
    + COLUMBUS, GEORGIA DEVELOPMENT AUTHORITY
        Taxable RB (Jay Leasing, Inc. Project)
        Series 1997
        3.86%, 10/07/05                                    5,535          5,535
      COMMONWEALTH BANK OF AUSTRALIA
        3.80%, 10/24/05                                   50,000         50,000
   *+ CONCORD MINUTEMEN CAPITAL CO.,
      SERIES A SECTION 3C7 / 144A
        3.74%, 10/19/05                                   20,000         19,998
      CREDIT SUISSE FIRST BOSTON
        3.69%, 10/11/05                                  100,000        100,000
    * DORADA FINANCE, INC., SECTION 3C7 / 144A
        3.70%, 10/14/05                                  145,000        144,992
      FANNIE MAE
        3.39%, 10/03/05                                  100,000        100,000
      FEDERAL HOME LOAN BANK
        3.61%, 10/05/05                                  225,000        224,999
    o GE CAPITAL ASSURANCE
        3.75%, 10/03/05                                   50,000         50,000
      GENERAL ELECTRIC CAPITAL CORP.
        3.89%, 10/17/05                                  225,000        225,000
    + HBOS TREASURY SERVICE, PLC
        3.66%, 10/03/05                                   14,000         14,000
        3.70%, 10/03/05                                   78,000         78,000
        3.79%, 10/26/05                                   82,000         82,000
      HSH NORDBANK, AG
        3.65%, 10/11/05                                   75,000         74,995
      J.P. MORGAN SECURITIES, INC., 144A
        3.77%, 10/03/05                                  100,000        100,000
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.,
      SECTION 4(2) / 144A
        3.65%, 10/03/05                                  175,000        174,985
        3.65%, 10/11/05                                   35,000         34,997
        3.70%, 10/13/05                                   73,000         72,995
    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO.
      L.L.C., SECTION 4(2) / 144A
        3.66%, 10/03/05                                   31,000         31,000
        3.64%, 10/07/05                                   52,000         51,995
        3.75%, 10/19/05                                   30,000         29,999
        3.80%, 10/31/05                                   40,000         39,997
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 / 144A
        3.72%, 10/17/05                                  259,000        259,001

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT       VALUE
      RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
    + LOANSTAR ASSETS PARTNERS II, L.P.
        3.85%, 10/07/05                                   25,000         25,000
    + MERLOT TRUST SECTION 4(2) / 144A
      Series 2000B
        3.99%, 10/07/05                                   30,000         30,000
      MERRILL LYNCH & CO., INC.
        3.75%, 10/17/05                                   75,000         75,000
    o METROPOLITAN LIFE INSURANCE CO.
        3.76%, 10/03/05                                  100,000        100,000
        3.74%, 10/30/05                                   50,000         50,000
    o MONUMENTAL LIFE INSURANCE CO.
        3.75%, 10/01/05                                  100,000        100,000
        3.79%, 10/03/05                                  100,000        100,000
        3.84%, 10/01/05                                   10,000         10,000
      MORGAN STANLEY
        3.67%, 10/03/05                                  140,000        140,000
    + NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
      Taxable Economic Development Bonds (MSNBC
      CNBC Project) Series 1997A
        3.69%, 10/03/05                                   16,600         16,600
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
        3.64%, 10/03/05                                  130,000        129,987
        3.71%, 10/14/05                                   75,000         74,989
      NORDEA AB
        3.71%, 10/11/05                                   80,000         80,000
      NORDEA BANK FINLAND, PLC
        3.72%, 10/17/05                                   35,000         34,995
      ROYAL BANK OF CANADA
        3.74%, 10/11/05                                   40,000         40,000
      ROYAL BANK OF SCOTLAND, PLC
        3.63%, 10/03/05                                   90,000         89,991
        3.62%, 10/06/05                                  140,000        139,983
        3.78%, 10/21/05                                   20,000         20,000
        3.78%, 10/27/05                                  112,000        111,988
        3.78%, 10/31/05                                   80,000         79,985
   *+ SIGMA FINANCE, INC., SECTION 3C7 / 144A
        3.72%, 10/17/05                                   31,125         31,123
        3.73%, 10/17/05                                   75,000         74,993
        3.75%, 10/17/05                                   15,000         15,001
        3.78%, 10/25/05                                  115,000        114,995
      SVENSKA HANDELSBANKEN AB
        3.80%, 10/03/05                                   75,000         74,985
    o THE GOLDMAN SACHS GROUP, INC.
        3.76%, 10/03/05                                  102,000        102,000
        3.78%, 10/13/05                                  140,000        140,000
        3.86%, 10/24/05                                   87,000         87,000
    o THE GOLDMAN SACHS GROUP, INC., 144A
        3.75%, 10/11/05                                  125,000        125,000
    + TOWN OF ISLIP, NEW YORK IDA, 144A
      Taxable Adjustable Rate IDRB (Nussdorf
      Associates/Quality King Distributions,
      Inc. Facility ) Series 1992
        4.17%, 10/07/05                                    1,285          1,285
    o TRAVELERS INSURANCE CO
        3.74%, 10/03/05                                   25,000         25,000
        3.86%, 10/19/05                                  100,000        100,000
        3.89%, 10/28/05                                   25,000         25,000
   *+ WACHOVIA ASSET SECURITIZATION, INC., 144A
      Series 2005-HM1A Class AMM
        3.82%, 10/25/05                                   40,000         40,000
      WASHINGTON MUTUAL BANK, FA
        3.84%, 10/31/05                                  125,000        125,000
      WELLS FARGO & CO., 144A
        3.76%, 10/17/05                                  120,000        120,001
    * WHITE PINE FINANCE, L.L.C., SECTION 3C7 /
      144A
        3.80%, 10/20/05                                   42,000         42,008
        3.72%, 10/17/05                                   42,000         41,993
                                                                    -----------
                                                                      5,601,128

                                                 MATURITY AMOUNT
      SECURITY                                     ($ x 1,000)
      OTHER INVESTMENTS  12.8% of net assets

      REPURCHASE AGREEMENTS 12.8%
      -------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $612,000
      3.90%, issued 09/30/05,
      due 10/03/05                                       600,195        600,000
      BEAR STEARNS & CO., INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $102,002
      3.70%, issued 09/12/05,
      due 10/07/05                                       100,257        100,000
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $65,699
      3.90%, issued 09/30/05,
      due 10/03/05                                        64,428         64,407
      GOLDMAN SACHS & CO.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $773,160
      3.90%, issued 09/30/05,
      due 10/03/05                                       758,246        758,000
      MORGAN STANLEY & CO. INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $321,467
      3.90%, issued 09/30/05,
      due 10/03/05                                       140,046        140,000
      3.72%, issued 09/14/05,
      due 10/07/05                                       173,411        173,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $1,604,462
      3.90%, issued 09/30/05,
      due 10/03/05                                     1,500,488      1,500,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS continued

                                                  MATURITY AMOUNT       VALUE
      SECURITY                                      ($ x 1,000)      ($ x 1,000)
      3.76%, issued 09/21/05,
      due 10/07/05                                         73,122         73,000
                                                                     -----------
                                                                       3,408,407

END OF INVESTMENTS.

At 009/30/05, the tax basis cost of the fund's investments was $26,663,857.

The fund's portfolio holdings include restricted and/or illiquid securities worth $1,145,775 or 4.3% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $8,379,461 or 31.4% of the fund's total net assets.

At September 30, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

      ISSUER                                              FACE          COST/
      RATE, ACQUISITION DATE,                            AMOUNT         VALUE
      MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
      BLUE SPICE, L.L.C., SECTION 4(2) / 144A
         3.52%, 07/11/05, 10/13/05                         13,000         12,985
         3.87%, 09/16/05, 12/16/05                        100,000         99,191
         4.13%, 09/27/05, 03/28/06                         20,000         19,599
                                                                     -----------
                                                                         131,775
      GE CAPITAL ASSURANCE
         3.75%, 09/19/02, 10/03/05                         50,000         50,000

      METROPOLITAN LIFE INSURANCE CO.
         3.76%, 02/01/05, 10/03/05                        100,000        100,000
         3.74%, 12/28/00, 10/30/05                         50,000         50,000
                                                                     -----------
                                                                         150,000
      MONUMENTAL LIFE INSURANCE CO.
         3.75%, 10/10/96, 10/01/05                        100,000        100,000
         3.79%, 01/12/00, 10/03/05                        100,000        100,000
         3.84%, 06/10/93, 10/01/05                         10,000         10,000
                                                                     -----------
                                                                         210,000
      THE GOLDMAN SACHS GROUP, INC.
         3.76%, 02/03/05, 10/03/05                        102,000        102,000
         3.78%, 07/15/05, 10/13/05                        140,000        140,000
         3.86%, 02/22/05, 10/30/05                         87,000         87,000
                                                                     -----------
                                                                         329,000
      THE GOLDMAN SACHS GROUP, INC., 144A
         3.75%, 07/09/04, 10/11/05                        125,000        125,000

      TRAVELERS INSURANCE CO.
         3.74%, 01/31/05, 10/01/05                         25,000         25,000
         3.86%, 08/19/05, 10/19/05                        100,000        100,000
         3.89%, 10/29/04, 10/28/05                         25,000         25,000
                                                                     -----------
                                                                         150,000

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB U.S. TREASURY MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 99.9%  U.S. GOVERNMENT
        SECURITIES                                      3,464,271      3,464,271
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               3,464,271      3,464,271
  0.1%  OTHER ASSETS AND
        LIABILITIES                                                        4,004
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     3,468,275

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      U.S. GOVERNMENT SECURITIES  99.9% of net assets

      TREASURY BILLS  85.2%
      --------------------------------------------------------------------------
      U.S. TREASURY BILLS
        3.07%, 10/06/05                                     1,705          1,704
        3.17%, 10/06/05                                    50,000         49,978
        3.20%, 10/06/05                                    57,655         57,630
        3.27%, 10/06/05                                    15,415         15,408
        3.29%, 10/06/05                                    50,000         49,977
        3.31%, 10/06/05                                    29,355         29,342
        3.32%, 10/06/05                                    50,000         49,977
        3.33%, 10/06/05                                    59,360         59,333
        3.34%, 10/06/05                                    50,000         49,977
        3.18%, 10/13/05                                    95,350         95,250
        3.20%, 10/13/05                                    50,000         49,947
        3.24%, 10/13/05                                    50,000         49,946
        3.28%, 10/13/05                                   100,000         99,891
        3.35%, 10/13/05                                    52,285         52,228
        3.21%, 10/20/05                                    32,270         32,216
        3.22%, 10/20/05                                    23,055         23,016
        3.24%, 10/20/05                                   115,000        114,804
        3.27%, 10/20/05                                     3,565          3,559
        3.37%, 10/20/05                                    20,690         20,653
        3.35%, 10/27/05                                     2,250          2,245
        3.37%, 10/27/05                                    50,000         49,879
        3.38%, 10/27/05                                     3,375          3,367
        3.39%, 10/27/05                                    40,000         39,903
        3.40%, 10/27/05                                    50,000         49,878
        3.15%, 11/03/05                                    50,000         49,858
        3.36%, 11/03/05                                     2,870          2,861
        3.41%, 11/03/05                                    50,000         49,845
        3.43%, 11/03/05                                    84,725         84,461
        3.47%, 11/10/05                                     3,600          3,586
        3.49%, 11/10/05                                   107,040        106,629
        3.29%, 11/17/05                                     9,260          9,220
        3.49%, 11/17/05                                    85,000         84,616
        3.46%, 11/25/05                                   188,120        187,135
        3.50%, 11/25/05                                    75,000         74,602
        3.51%, 12/01/05                                    40,000         39,764
        3.52%, 12/01/05                                   176,115        175,074
        3.46%, 12/08/05                                    75,000         74,514
        3.47%, 12/08/05                                    50,000         49,675
        3.47%, 12/15/05                                    50,000         49,642
        3.48%, 12/15/05                                   125,000        124,103
        3.47%, 12/22/05                                    11,205         11,117
        3.55%, 12/22/05                                   150,000        148,797
        3.41%, 12/29/05                                    50,000         49,582
        3.42%, 12/29/05                                    50,000         49,581
        3.43%, 12/29/05                                    50,000         49,579
        3.44%, 12/29/05                                    50,000         49,579
        3.45%, 12/29/05                                   107,105        106,199
        3.48%, 01/05/06                                     5,881          5,827
        3.40%, 01/12/06                                    50,000         49,522
        3.41%, 01/12/06                                    59,890         59,316
        3.72%, 02/09/06                                     3,220          3,177
        3.75%, 02/09/06                                    35,000         34,531
        3.74%, 02/16/06                                    14,410         14,207
        3.76%, 02/16/06                                    20,000         19,717
        3.77%, 02/16/06                                    20,000         19,716
        3.77%, 03/02/06                                    40,000         39,375
        3.80%, 03/23/06                                    30,000         29,463
                                                                     -----------
                                                                       2,954,978
      TREASURY NOTES 14.7%
      --------------------------------------------------------------------------
      U.S. TREASURY NOTES
        1.63%, 10/31/05                                   192,285        192,013
        5.75%, 11/15/05                                   246,445        247,090
        5.88%, 11/15/05                                    70,000         70,190
                                                                     -----------
                                                                         509,293

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $3,464,271

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS  As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ Variable-rate security

/ 144A security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                     ($X1,000)     ($X1,000)
--------------------------------------------------------------------------------
100.3%  MUNICIPAL SECURITIES                             7,041,666    7,041,666
--------------------------------------------------------------------------------
100.3%  TOTAL INVESTMENTS                                7,041,666    7,041,666
(0.3)%  OTHER ASSETS AND
        LIABILITIES                                                     (18,686)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    7,022,980

      ISSUER                                           FACE AMOUNT      VALUE
      RATE, MATURITY DATE                              ($ x 1,000)   ($ x 1,000)
      MUNICIPAL SECURITIES  100.3% of net assets

      CALIFORNIA  97.5%
      ALAMEDA CNTY IDA
   +@ RB (Aitchison Family Partnership)
      Series 1993A
        2.76%, 10/07/05                                      2,560         2,560
   +@ RB (JMS Family Partnership) Series 1995A
        2.76%, 10/05/05                                      1,000         1,000
   +@ RB (Malmberg Engineering) Series 1999A
        3.08%, 10/07/05                                      2,205         2,205
   +@ RB (Scientific Technology)  Series 1994A
        2.81%, 10/07/05                                      2,200         2,200
      ANAHEIM HOUSING AUTH
   +@ M/F Housing RB (Casa Granada Apts)
      Series 1997A
        2.77%, 10/07/05                                      3,495         3,495
   +@ M/F Housing RB (Park Vista Apts) Series 2000D
        2.75%, 10/05/05                                     21,000        21,000
   +@ M/F Housing RB (Port Trinidad Apts)
      Series 1997C
        2.77%, 10/07/05                                      1,940         1,940
   +@ M/F Housing Refunding RB (Sage Park)
      Series 1998A
        2.75%, 10/06/05                                      5,500         5,500
      ASSOCIATION OF BAY AREA GOVERNMENTS
  +~@ Bonds (Airport Premium Fare-Bart SFO
      Extension) Series 2002A
        1.25%, 10/07/05                                      9,995         9,995
   +@ COP (Harker School Foundation) Series 1998
        2.76%, 10/07/05                                      4,300         4,300
  +~@ Lease RB Series 2003A
        2.85%, 10/07/05                                      1,000         1,000
   +@ M/F Housing RB (Artech Building) Series 1999A
        2.69%, 10/07/05                                      3,200         3,200
   +@ M/F Housing RB (Crossing Apts) Series 2002A
        2.75%, 10/07/05                                     55,700        55,700
   +@ M/F Housing RB (Miramar Apts) Series 2000A
        2.75%, 10/07/05                                     30,000        30,000
   +@ M/F Housing RB (Mountain View Apts)
      Series 1997A
        2.85%, 10/07/05                                      6,025         6,025
   +@ M/F Housing RB (Paragon Apts at the Crossing)
      Series 2005A
        2.78%, 10/07/05                                     22,000        22,000
   +@ RB (Francis Parker School) Series 2005
        2.71%, 10/07/05                                      5,000         5,000
   +@ RB (Public Policy Institute of California)
      Series 2001A
        2.74%, 10/07/05                                     10,000        10,000
      BAY AREA TOLL AUTH
  +~@ RB (San Francisco Bridge) Series 2003C
        2.70%, 10/07/05                                     25,000        25,000
 +~@/ RB (San Francisco Bridge) Series D
        2.78%, 10/07/05                                     10,125        10,125
      CALIFORNIA
      Economic Recovery Bonds Series 2004A
  +~@   2.73%, 10/07/05                                     39,990        39,990
 +~@/   2.73%, 10/07/05                                      8,872         8,872
  +~@   2.77%, 10/07/05                                     39,915        39,915
 +~@/   2.77%, 10/07/05                                     13,975        13,975
   ~@   2.77%, 10/07/05                                     39,995        39,995
 +~@/   2.78%, 10/07/05                                      6,685         6,685
   ~@   2.78%, 10/07/05                                     18,745        18,745
  ~@/   2.79%, 10/07/05                                    145,000       145,000
   ~@ Economic Recovery Bonds Series 2004C-1
        2.95%, 10/07/05                                      6,800         6,800
  +~@ Economic Recovery Bonds Series 2004C-14
        2.72%, 10/07/05                                      5,900         5,900
  +~@ Economic Recovery Bonds Series 2004C-15
        2.67%, 10/07/05                                      8,785         8,785
  +~@ Economic Recovery Bonds Series 2004C-18
        2.70%, 10/07/05                                      1,000         1,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   ~@ Economic Recovery Bonds Series 2004C-4
        2.76%, 10/01/05                                    3,400           3,400
   +@ Economic Recovery Bonds Series 2004C-9
        2.78%, 10/07/05                                    5,000           5,000
      GO Bonds
  +~@   2.73%, 10/07/05                                    7,870           7,870
  +~@   2.77%, 10/07/05                                   32,375          32,375
 +~@/   2.77%, 10/07/05                                   54,605          54,605
 +~@/   2.78%, 10/07/05                                  135,065         135,065
 +~@/   2.79%, 10/07/05                                   67,125          67,125
      GO Bonds Series 1999
 +~@/   2.73%, 10/07/05                                   10,835          10,835
 +~@/   2.77%, 10/07/05                                   13,675          13,675
   +@ GO Bonds Series 2003C-3
        2.75%, 10/07/05                                   35,000          35,000
   +@ GO Bonds Series 2003C-4
        2.71%, 10/07/05                                    2,400           2,400
   +@ GO Bonds Series 2004 B-2
        2.78%, 10/07/05                                    7,950           7,950
   +@ GO Bonds Series 2004A-3
        2.95%, 10/01/05                                    6,200           6,200
   +@ GO Bonds Series 2004A-5
        2.78%, 10/07/05                                    3,395           3,395
   +@ GO Bonds Series 2004A-8
        2.67%, 10/07/05                                    3,000           3,000
   +@ GO Bonds Series 2004B-6
        2.75%, 10/07/05                                   21,300          21,300
      GO Refunding Bonds
 +~@/   2.73%, 10/07/05                                   12,160          12,160
 +~@/   2.77%, 10/07/05                                   60,935          60,935
 +~@/   2.78%, 10/07/05                                    5,330           5,330
 +~@/ GO Refunding Bonds Series 2005
        2.78%, 10/07/05                                   16,165          16,165
      TECP
    ~   2.57%, 10/05/05                                   30,000          30,000
    ~   2.65%, 10/05/05                                   12,750          12,750
    ~   2.45%, 10/06/05                                   35,000          35,000
    ~   2.58%, 10/06/05                                   35,000          35,000
    ~   2.52%, 10/07/05                                   15,000          15,000
    ~   2.58%, 10/07/05                                    6,700           6,700
    ~   2.55%, 10/11/05                                   27,000          27,000
    ~   2.55%, 10/12/05                                   25,000          25,000
    ~   2.60%, 10/13/05                                   15,000          15,000
    ~   2.60%, 11/04/05                                   18,000          18,000
    ~   2.63%, 11/04/05                                   40,000          40,000
    ~   2.63%, 11/07/05                                   20,050          20,050
    ~   2.63%, 11/08/05                                   19,000          19,000
    ~   2.60%, 11/09/05                                   32,000          32,000
    ~   2.62%, 11/09/05                                   24,000          24,000
    ~   2.64%, 12/06/05                                   31,000          31,000
    ~   2.64%, 12/07/05                                   42,500          42,500
    ~   2.71%, 12/09/05                                   37,950          37,950
      Various Purpose GO Bonds
  +~@   2.77%, 10/07/05                                    4,810           4,810
 +~@/   2.77%, 10/07/05                                   11,575          11,575
 +~@/   2.78%, 10/07/05                                    3,280           3,280
      CALIFORNIA ALTERNATIVE ENERGY SOURCE
      FINANCING AUTH
    @ RB (Cogeneration Facility) Series 1993B
        2.77%, 10/07/05                                   13,360          13,360
      CALIFORNIA DEPT OF WATER RESOURCES
      Power Supply RB Series 2002A
  +~@   2.77%, 10/07/05                                   12,835          12,835
 +~@/   2.77%, 10/07/05                                   34,740          34,740
  +~@   2.79%, 10/07/05                                   14,600          14,600
   +@ Power Supply RB Series 2002B-1
        2.76%, 10/01/05                                    4,000           4,000
   +@ Power Supply RB Series 2002B-2
        2.95%, 10/01/05                                    8,835           8,835
   +@ Power Supply RB Series 2002B-4
        2.78%, 10/01/05                                    4,000           4,000
   +@ Power Supply RB Series 2002B-5
        2.77%, 10/01/05                                    9,590           9,590
   +@ Power Supply RB Series 2002B-6
        2.77%, 10/01/05                                    3,400           3,400
   +@ Power Supply RB Series 2002C-11
        2.67%, 10/07/05                                    3,100           3,100
   +@ Power Supply RB Series 2002C-14
        2.67%, 10/07/05                                    2,010           2,010
   +@ Power Supply RB Series 2002C-17
        2.72%, 10/07/05                                    9,000           9,000
   +@ Power Supply RB Series 2002C-4
        2.66%, 10/07/05                                    3,550           3,550
  +~@ Power Supply RB Series 2002C-7
        2.70%, 10/07/05                                   13,200          13,200
   +@ Power Supply RB Series 2002C-8
        2.65%, 09/30/05                                    3,000           3,000
   +@ Power Supply RB Series 2002C-9
        2.70%, 10/07/05                                   35,000          35,000
 +~@/ Refunding RB (Big Bear Lake) Series 1996
        2.77%, 10/07/05                                    8,445           8,445
      CALIFORNIA ECONOMIC DEVELOPMENT FINANCING
      AUTH
   +@ Airport Facilities RB (Mercury Air Group)
      Series 1998
        2.72%, 10/07/05                                   13,500          13,500
   +@ IDRB (Calco) Series 1997
        2.77%, 10/07/05                                      480             480
   +@ IDRB (Gaiser Tool Company) Series 1997
        2.76%, 10/07/05                                    1,660           1,660
   +@ IDRB (Lion Raisins) Series 1998
        2.72%, 10/07/05                                    1,055           1,055
   +@ IDRB (Serra Microchassis) Series 1997B
        2.79%, 10/01/05                                    4,680           4,680
      CALIFORNIA EDUCATIONAL FACILITIES AUTH
  ~@/ RB (California Institute of Technology)
      Series 2003A
        2.77%, 10/07/05                                    5,655           5,655
   +@ RB (Chapman University) Series 2000
        2.82%, 10/07/05                                    4,600           4,600
   +@ RB (University of Judaism) Series 1998A
        2.76%, 10/07/05                                    5,200           5,200
 +~@/ RB (University of San Francisco) Series 1996
        2.73%, 10/07/05                                    8,995           8,995
  ~@/ RB (University of Southern California)
      Series 2003C
        2.73%, 10/07/05                                   10,795          10,795
 +~@/ Refunding RB (Pepperdine University)
      Series 2005A
        2.76%, 10/07/05                                   15,835          15,835

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      CALIFORNIA HEALTH FACILITIES FINANCE AUTH
  +~@ Hospital RB (Adventist Health System-West)
      Series 1998A
        2.76%, 10/07/05                                    8,800           8,800
  +~@ Insured RB (Catholic Healthcare West)
      Series 1988A
        2.75%, 10/07/05                                    4,200           4,200
 +~@/ RB (Kaiser Permanente) Series 1998A
        2.78%, 10/07/05                                    9,995           9,995
      CALIFORNIA HFA
 +~@/ Home Mortgage RB Series 1998J
        2.82%, 10/07/05                                    1,365           1,365
  +~@ Home Mortgage RB Series 2000J
        2.77%, 10/07/05                                   13,815          13,815
  +~@ Home Mortgage RB Series 2000N
        2.77%, 10/07/05                                   32,735          32,735
   +@ Home Mortgage RB Series 2001R
        2.83%, 10/07/05                                    1,600           1,600
  +~@ Home Mortgage RB Series 2002B
        3.00%, 10/07/05                                   14,635          14,635
  +~@ Home Mortgage RB Series 2002F
        2.82%, 10/01/05                                    3,000           3,000
  +~@ Home Mortgage RB Series 2003D
        2.75%, 10/07/05                                   31,060          31,060
      Home Mortgage RB Series 2003H
  +~@   2.76%, 10/07/05                                   41,360          41,360
  +~@   2.77%, 10/07/05                                   16,395          16,395
      Home Mortgage RB Series 2003K
   ~@   2.84%, 10/07/05                                   60,110          60,110
   ~@   2.86%, 10/07/05                                    7,000           7,000
      Home Mortgage RB Series 2003M
   ~@   2.82%, 10/01/05                                    2,000           2,000
   ~@   2.75%, 10/07/05                                   34,300          34,300
   ~@ Home Mortgage RB Series 2005A
        2.75%, 10/07/05                                   37,900          37,900
   ~@ Home Mortgage RB Series 2005B
        2.75%, 10/07/05                                   89,680          89,680
   ~@ M/F Housing RB III Series 2001G
        2.81%, 10/07/05                                   56,275          56,275
   ~@ M/F Housing RB III Series 2002A
        2.78%, 10/07/05                                   33,055          33,055
   ~@ M/F Housing RB III Series 2002E
        2.78%, 10/07/05                                   48,950          48,950
  +~@ M/F Housing RB III Series 2005B
        2.77%, 10/07/05                                   67,395          67,395
  ~@/ S/F Mortgage Bonds II Series 1997C-4
        2.67%, 10/07/05                                      300             300
  +~@ S/F Mortgage RB Draw Down Series 2004B-1
        2.82%, 10/07/05                                   58,085          58,085
      S/F Mortgage RB Draw Down Series 2004B-2
  +~@   2.82%, 10/07/05                                   22,620          22,620
 +~@/   2.82%, 10/07/05                                   37,240          37,240
   ~@   2.82%, 10/07/05                                   16,685          16,685
      CALIFORNIA INFRASTRUCTURE AND ECONOMIC
      DEVELOPMENT BANK
   +@ IDRB (American-De Rosa Lamp Arts)
      Series 1999
        2.81%, 10/07/05                                    4,950           4,950
   +@ IDRB (Fairmont Sign Co) Series 2000A
        2.91%, 10/07/05                                    4,250           4,250
   +@ IDRB (Lafayette Textile Industries)
      Series 1999
        2.81%, 10/07/05                                      595             595
   +@ IDRB (Nelson Name Plate Co) Series 1999
        2.67%, 10/07/05                                    2,950           2,950
   +@ IDRB (Roller Bearing Co) Series 1999
        3.08%, 10/07/05                                    2,400           2,400
 +~@/ Insured RB (Rand Corp) Series 2002B
        2.75%, 10/01/05                                    1,200           1,200
   +@ RB (Buck Institute For Age Research)
      Series 2001
        2.68%, 10/07/05                                    8,500           8,500
  +~@ RB (California Independent System Operator
      Corp) Series 2004A
        2.71%, 10/07/05                                    4,200           4,200
   +@ RB (SRI International) Series 2003A
        2.73%, 10/07/05                                    4,000           4,000
      CALIFORNIA POLLUTION CONTROL FINANCE AUTH
 +~@/ Refunding RB (PG&E Co) Series 1996A
        2.80%, 10/07/05                                   34,115          34,115
   +@ Resource Recovery RB (Sanger) Series 1990A
        2.78%, 10/07/05                                   19,200          19,200
   +@ Resource Recovery RB (Wadham Energy)
      Series 1987B
        2.70%, 10/07/05                                    2,800           2,800
   +@ Solid Waste Disposal RB (Ag Resources III)
      Series 2004
        2.80%, 10/07/05                                    2,790           2,790
   +@ Solid Waste Disposal RB (Agrifab) Series 2003
        2.80%, 10/07/05                                    2,900           2,900
   +@ Solid Waste Disposal RB (Alameda Cnty
      Industries) Series 2000A
        2.80%, 10/07/05                                    3,375           3,375
   +@ Solid Waste Disposal RB (Athens Disposal Co)
      Series 1995A
        2.80%, 10/07/05                                    8,900           8,900
   +@ Solid Waste Disposal RB (Athens Disposal Co)
      Series 1999A
        2.80%, 10/07/05                                    5,100           5,100
   +@ Solid Waste Disposal RB (Athens Services)
      Series 2001A
        2.80%, 10/07/05                                    3,700           3,700
   +@ Solid Waste Disposal RB (Atlas Disposal
      Industries) Series 1999A
        2.80%, 10/07/05                                    3,000           3,000
   +@ Solid Waste Disposal RB (BLT Enterprises of
      Fremont) Series 2005A
        2.90%, 10/07/05                                    7,280           7,280
   +@ Solid Waste Disposal RB (BLT Enterprises of
      Sacramento) Series 1999A
        2.80%, 10/07/05                                    6,500           6,500
   +@ Solid Waste Disposal RB (Blue Line Transfer)
      Series 1999A
        2.80%, 10/07/05                                    4,100           4,100
   +@ Solid Waste Disposal RB (Blue Line Transfer)
      Series 2001A
        2.80%, 10/07/05                                    4,100           4,100
   +@ Solid Waste Disposal RB (Burrtec Waste Group)
      Series 2004
        2.80%, 10/07/05                                    1,985           1,985

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ Solid Waste Disposal RB (Burrtec Waste
      Industries) Series 1997B
        2.80%, 10/07/05                                    3,200           3,200
   +@ Solid Waste Disposal RB (CR&R Inc)
      Series 2000A
        2.83%, 10/07/05                                    2,860           2,860
   +@ Solid Waste Disposal RB (CR&R Inc)
      Series 2002A
        2.83%, 10/07/05                                    3,900           3,900
  +@/ Solid Waste Disposal RB (Cal-San)
      Series 1996B
        2.80%, 10/07/05                                    1,750           1,750
   +@ Solid Waste Disposal RB (California Waste
      Solutions) Series 2002A
        2.80%, 10/07/05                                    3,375           3,375
   +@ Solid Waste Disposal RB (California Waste
      Solutions) Series 2004A
        2.80%, 10/07/05                                    8,350           8,350
   +@ Solid Waste Disposal RB (Cheese and Protein
      International) Series 2001A
        2.78%, 10/07/05                                   10,000          10,000
   +@ Solid Waste Disposal RB (Cold Canyon
      Landfill) Series 1998A
        2.80%, 10/07/05                                    5,845           5,845
   +@ Solid Waste Disposal RB (Contra Costa Waste
      Service) Series 1995A
        2.80%, 10/07/05                                    2,000           2,000
   +@ Solid Waste Disposal RB (EDCO Disposal Corp)
      Series 1996A
        2.80%, 10/07/05                                   13,950          13,950
   +@ Solid Waste Disposal RB (EDCO Disposal Corp)
      Series 2004A
        2.80%, 10/07/05                                   22,200          22,200
   +@ Solid Waste Disposal RB (Escondido
      Disposal/Jemco Equipment Corp) Series 1998A
        2.90%, 10/07/05                                    7,845           7,845
   +@ Solid Waste Disposal RB (Federal Disposal
      Service) Series 2001A
        2.85%, 10/07/05                                    1,950           1,950
   +@ Solid Waste Disposal RB (Greenteam of San
      Jose) Series 2001A
        2.80%, 10/07/05                                   10,100          10,100
   +@ Solid Waste Disposal RB (Greenwaste of
      Tehama) Series 1999A
        2.80%, 10/07/05                                    1,175           1,175
   +@ Solid Waste Disposal RB (Madera Disposal
      Systems Inc) Series 1998A
        2.80%, 10/07/05                                    1,800           1,800
   +@ Solid Waste Disposal RB (Marborg Industries)
      Series 2000A
        2.80%, 10/07/05                                    4,170           4,170
   +@ Solid Waste Disposal RB (Metropolitan
      Recycling Corp) Series 2000B
        2.85%, 10/07/05                                    3,190           3,190
   +@ Solid Waste Disposal RB (Mottra Corp)
      Series 2002A
        2.80%, 10/07/05                                    1,910           1,910
   +@ Solid Waste Disposal RB (Napa Recycling and
      Waste Services) Series 2005A
        2.90%, 10/07/05                                    5,260           5,260
   +@ Solid Waste Disposal RB (Norcal Waste System)
      Series 2001
        2.80%, 10/07/05                                   11,015          11,015
   +@ Solid Waste Disposal RB (Norcal Waste System)
      Series 2002A
        2.80%, 10/07/05                                    6,000           6,000
   +@ Solid Waste Disposal RB (Norcal Waste System)
      Series 2003A
        2.80%, 10/07/05                                    4,000           4,000
   +@ Solid Waste Disposal RB (Orange Ave Disposal
      Co) Series 2002A
        2.80%, 10/07/05                                    6,105           6,105
   +@ Solid Waste Disposal RB (Ratto Group of
      Companies) Series 2001A
        2.80%, 10/07/05                                    4,045           4,045
   +@ Solid Waste Disposal RB (Sanco Services)
      Series 2002A
        2.90%, 10/07/05                                    3,600           3,600
   +@ Solid Waste Disposal RB (Santa Clara Valley
      Disposal) Series 2001A
        2.80%, 10/07/05                                    4,160           4,160
   +@ Solid Waste Disposal RB (Santa Clara Valley
      Industries) Series 1998A
        2.85%, 10/07/05                                    2,100           2,100
   +@ Solid Waste Disposal RB (Solag Disposal)
      Series 1997A
        2.83%, 10/07/05                                    2,135           2,135
   +@ Solid Waste Disposal RB (Specialty Solid
      Waste and Recycling) Series 2001A
        2.85%, 10/07/05                                    2,280           2,280
   +@ Solid Waste Disposal RB (Talco Plastics)
      Series 1997A
        2.81%, 10/07/05                                    3,275           3,275
   +@ Solid Waste Disposal RB (Tri-CED Community
      Recycling) Series 1998A
        2.81%, 10/07/05                                    1,465           1,465
   +@ Solid Waste Disposal RB (Valley Vista
      Services) Series 2003A
        2.80%, 10/07/05                                    4,310           4,310
   +@ Solid Waste Disposal RB (West Valley MRF)
      Series 1997A
        2.90%, 10/07/05                                    3,260           3,260
   +@ Solid Waste Disposal RB (Zanker Road
      Landfill) Series 1999C
        2.85%, 10/07/05                                    5,420           5,420
   +@ Solid Waste RB (CR&R Inc) Series 1995A
        2.83%, 10/07/05                                    3,160           3,160
   +@ Solid Waste RB (Greenteam of San Jose)
      Series 1997A
        2.80%, 10/07/05                                    1,120           1,120
      CALIFORNIA PUBLIC WORKS BOARD
 +~@/ Lease RB (University of California)
      Series 1997C
        2.77%, 10/07/05                                   10,900          10,900
  ~@/ Lease RB (University of California)
      Series 2005C
        2.77%, 10/07/05                                   34,925          34,925
 +~@/ Lease RB Series 1999A
        2.76%, 10/07/05                                    9,985           9,985
 +~@/ Lease Refunding RB (Dept of Corrections)
      Series 1993A
        2.78%, 10/07/05                                    3,000           3,000
  +~@ Lease Refunding RB (Dept of Corrections)
      Series 2004E
        2.78%, 10/07/05                                    7,100           7,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTH
    + Pool Bonds Series 2005A
        2.60%, 07/06/06                                  129,175         130,517
      CALIFORNIA STATE UNIVERSITY INSTITUTE
      TECP Series A
    +   2.65%, 12/01/05                                    5,705           5,705
    +   2.65%, 12/07/05                                    5,708           5,708
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT
      AUTH
 +~@/ COP (Sutter Health Related Group)
        2.76%, 10/07/05                                    5,000           5,000
   +@ IDRB (Biocol Investments) Series 1997B
        2.85%, 10/07/05                                    1,405           1,405
   +@ IDRB (Cowden Metal Stamping and Tooling)
      Series 1997A
        2.85%, 10/07/05                                    1,145           1,145
   +@ IDRB (Golden Valley Grape Juice and Wine)
      Series 1998
        2.80%, 10/07/05                                      630             630
   +@ IDRB (Integrated Rolling Co) Series 1999A
        2.67%, 10/07/05                                    1,300           1,300
   +@ IDRB (RL Group) Series 1998C
        2.80%, 10/07/05                                    1,485           1,485
   +@ M/F Housing RB (Agave at Elk Grove Apts)
      Series 2003DD
        2.75%, 10/07/05                                   15,100          15,100
   +@ M/F Housing RB (Bay Vista at MeadowPark Apts)
      Series 2003NN-1
        2.78%, 10/07/05                                   15,000          15,000
   +@ M/F Housing RB (Bay Vista at MeadowPark Apts)
      Series 2003NN-2
        2.78%, 10/07/05                                    5,000           5,000
   +@ M/F Housing RB (Creekside at MeadowPark Apts)
      Series 2002HH
        2.75%, 10/07/05                                   10,135          10,135
   +@ M/F Housing RB (Cypress Villa Apts)
      Series 2000F
        2.75%, 10/07/05                                    4,725           4,725
   +@ M/F Housing RB (Dublin Ranch Senior Apts)
      Series 2003OO
        2.78%, 10/07/05                                   15,090          15,090
   +@ M/F Housing RB (Emerald Gardens Apts)
      Series 2000E
        2.75%, 10/07/05                                    7,320           7,320
   +@ M/F Housing RB (Fairway Family Apts)
      Series 2003PP
        2.78%, 10/07/05                                   30,000          30,000
   +@ M/F Housing RB (Heritage Oaks Apts)
      Series 2004YY
        2.75%, 10/07/05                                    7,000           7,000
   +@ M/F Housing RB (Kimberly Woods Apts)
      Series 1995B
        2.75%, 10/07/05                                   13,400          13,400
   +@ M/F Housing RB (Las Flores Village Apts)
      Series 2004JJ
        2.73%, 10/07/05                                   13,500          13,500
   +@ M/F Housing RB (Laurel Park Senior Apts)
      Series 2002H
        2.69%, 10/07/05                                    5,500           5,500
   +@ M/F Housing RB (Los Padres Apts)
      Series 2003E
        2.75%, 10/07/05                                   10,750          10,750
   +@ M/F Housing RB (Marlin Cove Apts)
      Series 2000V
        2.75%, 10/07/05                                    8,000           8,000
   +@ M/F Housing RB (Oak Center Towers)
      Series 2005L
        2.75%, 10/07/05                                   11,450          11,450
  +@/ M/F Housing RB (Oakmont of Concord)
      Series 2002Q
        2.75%, 10/07/05                                   25,000          25,000
   +@ M/F Housing RB (Park David Senior Apts)
      Series 1999D
        2.75%, 10/07/05                                    8,220           8,220
   +@ M/F Housing RB (Plaza Club Apts)
      Series 1997A
        2.75%, 10/07/05                                   10,290          10,290
   +@ M/F Housing RB (Rancho Santa Fe Village Apts)
      Series 2004EE
        2.73%, 10/07/05                                   13,000          13,000
   +@ M/F Housing RB (Sagewood At Stonebridge
      Estates) Series 2005CC
        2.75%, 10/07/05                                    9,100           9,100
   +@ M/F Housing RB (Silvercrest Residence)
      Series 2003EEE
        2.72%, 10/07/05                                   23,130          23,130
   +@ M/F Housing RB (The Belmont) Series 2005F
        2.75%, 10/07/05                                   10,500          10,500
   +@ M/F Housing RB (The Crossings Senior
      Apts-Phase II) Series 2005J
        2.78%, 10/07/05                                    7,425           7,425
   +@ M/F Housing RB (The Fountains At Seacliff
      Apts) Series 2002Y
        2.75%, 10/07/05                                   12,595          12,595
   +@ M/F Housing RB (Valley Palms Apts)
      Series 2002C
        2.75%, 10/07/05                                   12,000          12,000
   +@ M/F Housing RB (Victoria Palm Villa Apts)
      Series 2003VV
        2.80%, 10/07/05                                   34,000          34,000
   +@ M/F Housing RB (Wilshire Court Apts)
      Series 2003M
        2.75%, 10/07/05                                   15,000          15,000
   +@ M/F Housing RB (Wilshire Court Apts)
      Series 2004AAA
        2.75%, 10/07/05                                    5,000           5,000
   +@ M/F Housing RB (Woodsong Apts)
      Series 1997B
        2.77%, 10/07/05                                    3,227           3,227
   +@ M/F Housing RB (Wyndover Apts)
      Series 2004LL
        2.75%, 10/07/05                                    9,000           9,000
   +@ M/F Housing Refunding RB (Crystal View Apts)
      Series 2004A
        2.75%, 10/07/05                                    7,075           7,075
   +@ RB (Elder Care Alliance) Series 2000
        2.74%, 10/07/05                                   12,560          12,560
  +~@ RB (Gemological Institute) Series 2001
        2.69%, 10/07/05                                    8,910           8,910
   +@ RB (Japanese American National Museum)
      Series 2000A
        2.70%, 10/07/05                                    4,500           4,500
   +@ RB (Jewish Federation Council of Greater Los
      Angeles) Series 2000A
        2.75%, 10/07/05                                    3,600           3,600

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      RB (Kaiser Permanente) Series 2004K
        2.65%, 10/12/05                                   27,000          27,000
        2.49%, 10/13/05                                    6,000           6,000
   +@ RB (Laurence School) Series 2003
        2.74%, 10/07/05                                    3,875           3,875
   +@ RB (National Public Radio) Series 2002
        2.74%, 10/07/05                                    1,365           1,365
   +@ RB (Painted Turtle) Series 2003
        2.74%, 10/07/05                                    6,460           6,460
   +@ Refunding RB (13th and I Associates)
      Series 1991
        2.85%, 10/07/05                                    3,905           3,905
      TRAN Series 2005A-2
        2.62%, 06/30/06                                   12,500          12,625
      TRAN Series 2005A-3
        2.62%, 06/30/06                                    7,500           7,575
      TRAN Series 2005A-4
        2.62%, 06/30/06                                   42,500          42,926
        2.63%, 06/30/06                                   27,500          27,774
      TRAN Series 2005A-5
        2.62%, 06/30/06                                   50,000          50,501
        2.63%, 06/30/06                                   19,500          19,694
      CARLSBAD
   +@ M/F Housing Refunding RB
      (Santa Fe Ranch Apts) Series 1993A
        2.75%, 10/07/05                                   14,400          14,400
      CENTRAL UNIFIED SD
 +~@/ GO Refunding Bonds
      Series 2005
        2.76%, 10/07/05                                   11,855          11,855
      CLOVIS UNIFIED SD
      TRAN Series 2005
        2.74%, 07/05/06                                   19,000          19,177
      CONTRA COSTA CNTY
   +@ M/F Mortgage RB (El Cerrito Royale)
      Series 1987A
        2.72%, 10/07/05                                    2,480           2,480
      CONTRA COSTA WATER DISTRICT
 +~@/ Refunding RB Series N
        2.73%, 10/07/05                                   10,300          10,300
      DAVIS COMMUNITY FACILITIES DISTRICT NO.1992-2
   +@ Special Tax Bonds (East Davis Mace Ranch
      Area II) Series 2000
        2.75%, 10/07/05                                    3,100           3,100
      DIAMOND BAR PUBLIC FINANCING AUTH
   +@ Lease RB (Community/Senior Center)
      Series 2002A
        2.77%, 10/07/05                                    5,675           5,675
      DUBLIN HOUSING AUTH
   +@ M/F Housing RB (Park Sierra At Iron Horse
      Trail) Series 1998A
        2.75%, 10/07/05                                   14,900          14,900
      EAST BAY MUNICIPAL UTILITY DISTRICT
  +~@ Waste System Subordinated Refunding RB
      Series 2005-2
        2.71%, 10/07/05                                    5,000           5,000
 +~@/ Water System Subordinated RB
      Series 2005A
        2.77%, 10/07/05                                    5,790           5,790
      Water System TECP
    ~   2.55%, 10/03/05                                   10,800          10,800
    ~   2.58%, 10/06/05                                   25,000          25,000
    ~   2.60%, 10/06/05                                    2,000           2,000
      EAST SIDE UNION HIGH SD
 +~@/ GO Refunding Bonds
      Series 2003B
        2.77%, 10/07/05                                   24,010          24,010
      EL CAJON REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Park-Mollison and
      Madison Apts) Series 1998
        2.75%, 10/07/05                                    4,900           4,900
      EL CAMINO COMMUNITY COLLEGE DISTRICT
 +~@/ GO Bonds Series 2003A
        2.76%, 10/07/05                                   16,100          16,100
      EMERYVILLE REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Bay St Apts)
      Series 2002A
        2.75%, 10/07/05                                   33,215          33,215
      ESCONDIDO
   +@ M/F Housing RB (Via Roble Apts)
      Series 2003A
        2.75%, 10/07/05                                    6,900           6,900
      EVERGREEN ELEMENTARY SD
 +~@/ GO Refunding Bonds Series 2005
        2.77%, 10/07/05                                   16,210          16,210
      FILLMORE PUBLIC FINANCING AUTH
   +@ RB (Central City Redevelopment Area)
      Series 2003A
        2.75%, 10/07/05                                    2,585           2,585
      FOOTHILL-DEANZA COMMUNITY COLLEGE DISTRICT
  ~@/ GO Bonds Series A
        2.76%, 10/07/05                                    9,970           9,970
      FRESNO IDA
   +@ IDRB (Keiser Corp) Series 1997
        2.81%, 10/07/05                                    1,365           1,365
      GOLDEN STATE TOBACCO SECURITIZATION CORP
 +~@/ Enhanced Tobacco Settlement Asset-Backed
      Bonds Series 2005A
        2.80%, 10/07/05                                   13,000          13,000
      GOLDEN WEST SCHOOLS FINANCING AUTH
 +~@/ GO RB (Beverly Hills Unified SD)
      Series 2005
        2.77%, 10/07/05                                    8,920           8,920
      HAYWARD
   +@ M/F Housing RB (Lord Tennyson Apts)
      Series 2005A
        2.73%, 10/07/05                                   13,915          13,915
   +@ M/F Housing RB (Shorewood Apts)
      Series 1984A
        2.75%, 10/07/05                                   12,100          12,100
      HAYWARD HOUSING AUTH
   +@ M/F Mortgage Refunding RB (Huntwood
      Terrace Apts) Series 1993A
        2.72%, 10/07/05                                    5,255           5,255
      HERCULES PUBLIC FINANCING AUTH
   +@ Lease RB Series 2003A
        2.74%, 10/07/05                                    7,000           7,000
      HERCULES REDEVELOPMENT AGENCY
   +@ IDRB (Pro Media) Series 2000A
        3.08%, 10/07/05                                    2,500           2,500
      HUNTINGTON BEACH
   +@ M/F Housing RB (Five Points Seniors)
      Series 1991A
        2.75%, 10/07/05                                    9,500           9,500

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      HUNTINGTON PARK REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Casa Rita Apts) Series
      1994A
        2.75%, 10/07/05                                    4,950           4,950
      IRVINE ASSESSMENT DISTRICT NO.04-20
   +@ Limited Obligation Improvement Bonds
      Series A
        2.77%, 10/07/05                                    3,500           3,500
      IRVINE RANCH WATER DISTRICT
   +@ Sewer Bonds (Improvement District
      No.284-Election 1988) Series A
        2.77%, 10/01/05                                    1,400           1,400
      LIVERMORE REDEVELOPMENT AGENCY
   +@ M/F Housing Refunding RB (Livermore
      Senior Housing Apts) Series 2002A
        2.83%, 10/07/05                                    4,350           4,350
      LONG BEACH HARBOR
  +~@ RB Series 2002A
        2.73%, 10/07/05                                   59,555          59,555
      Refunding RB Series 2005A
  +~@   2.80%, 10/07/05                                    8,220           8,220
 +~@/   2.80%, 10/07/05                                    5,580           5,580
      TECP Series A
    ~   2.48%, 10/07/05                                    9,000           9,000
    ~   2.55%, 10/07/05                                   18,400          18,400
    ~   2.65%, 12/08/05                                   28,750          28,750
      LONG BEACH HOUSING AUTH
   +@ M/F Housing Refunding RB
      (Channel Point Apts)
      Series 1998A
        2.69%, 10/07/05                                    7,300           7,300
      LOS ANGELES
  +~@ GO Bonds Series 2004A
        2.77%, 10/07/05                                    9,000           9,000
 +~@/ GO Refunding Bonds Series 1998A
        2.77%, 10/07/05                                    4,150           4,150
   +@ M/F Housing RB (Beverly Park Apts)
      Series 1988A
        2.75%, 10/07/05                                   34,000          34,000
   +@ M/F Housing RB (Channel Gateway Apts)
      Series 1989B
        2.71%, 10/07/05                                   47,700          47,700
   +@ M/F Housing RB (Fountain Park Phase II)
      Series 2000B
        2.69%, 10/07/05                                   14,185          14,185
   +@ M/F Housing RB (Fountain Park)
      Series 1999P
        2.69%, 10/07/05                                   20,000          20,000
   +@ M/F Housing RB Series 1985K
        2.70%, 10/07/05                                      852             852
   +@ M/F Housing Refunding RB (Tri-City)
      Series 2001I
        2.69%, 10/07/05                                      600             600
 +~@/ Special Tax Bonds (Community Facilities
      District No.4-Playa Vista) Series 2003
        2.77%, 10/07/05                                    9,330           9,330
      TRAN Series 2005
        2.68%, 06/30/06                                  100,000         100,958
    ~ Wastewater System TECP
        2.58%, 10/07/05                                   34,000          34,000
      LOS ANGELES CNTY
      2005-06 TRAN Series A
        2.75%, 06/30/06                                    2,250           2,270
      2005-06 TRAN Series A
        2.54%, 06/30/06                                   94,750          95,755
      LOS ANGELES CNTY CAPITAL ASSET LEASING CORP
    + Lease Revenue TECP
        2.58%, 10/06/05                                   63,170          63,170
      LOS ANGELES CNTY METROPOLITAN TRANSPORTATION
      AUTH
 +~@/ Sales Tax RB Series 1997A
        2.76%, 10/07/05                                   23,830          23,830
      Second Subordinate Sales Tax Revenue TECP
      Series A
    +   2.53%, 10/05/05                                   36,650          36,650
    +   2.68%, 12/09/05                                   11,349          11,349
 +~@/ Sr Sales Tax RB Series 2001A
        2.76%, 10/07/05                                   12,600          12,600
 +~@/ Sr Sales Tax Refunding RB Series 2001B
        2.77%, 10/07/05                                   24,750          24,750
      LOS ANGELES COMMUNITY COLLEGE DISTRICT
 +~@/ GO Refunding Bonds (2001 Election)
      Series 2005A
        2.73%, 10/07/05                                    8,000           8,000
      LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
  +~@ Lease RB ROCS RR II R 422
        2.77%, 10/07/05                                   16,195          16,195
   +@ M/F Housing RB (Metropolitan Lofts Apts)
      Series 2002A
        2.78%, 10/07/05                                   17,750          17,750
   +@ M/F Housing RB (Wilshire Station Apts)
      Series 2003A
        2.83%, 10/07/05                                    4,300           4,300
      LOS ANGELES DEPT OF WATER AND POWER
 +~@/ Power System RB Series 2001A
        2.77%, 10/07/05                                   24,750          24,750
      Power System RB Series 2001A-1
 +~@/   2.78%, 10/07/05                                   15,000          15,000
   ~@   2.79%, 10/07/05                                    7,120           7,120
   ~@   Power System RB Series 2002A
        2.72%, 10/07/05                                    6,000           6,000
      Power System Revenue CP Notes
    ~   2.50%, 10/04/05                                   36,500          36,500
    ~   2.45%, 10/05/05                                    8,000           8,000
    ~   2.50%, 10/13/05                                   40,000          40,000
    ~   2.60%, 10/18/05                                    4,000           4,000
 +~@/ Water System RB Series 2001A
        2.73%, 10/07/05                                   12,707          12,707
 +~@/ Water Works RB Series 1999
        2.76%, 10/07/05                                   22,090          22,090
      LOS ANGELES HARBOR DEPT
      TECP Series B
    ~   2.55%, 10/03/05                                   20,172          20,172
    ~   2.58%, 10/03/05                                   11,282          11,282
    ~   2.60%, 10/13/05                                    8,661           8,661
      LOS ANGELES MUNICIPAL IMPROVEMENT CORP
      Lease Revenue TECP Series A-1
    +   2.45%, 10/05/05                                   19,481          19,481
    +   2.60%, 10/12/05                                    5,000           5,000
    +   2.60%, 10/18/05                                   13,800          13,800
    +   2.65%, 10/20/05                                    5,000           5,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      LOS ANGELES UNIFIED SD
  +~@ GO Bonds (Election of 2002) Series 2003A
        2.78%, 10/07/05                                   20,790          20,790
      GO Bonds (Election of 2004) Series 2005E
        2.74%, 07/01/06                                    6,000           6,055
 +~@/ GO Bonds Series 1999C
        2.74%, 10/07/05                                   16,400          16,400
      GO Refunding Bonds Series 2005A-1
 +~@/   2.77%, 10/07/05                                   43,410          43,410
 +~@/   2.78%, 10/07/05                                   14,565          14,565
      GO Refunding Bonds Series 2005A-2
  +~@   2.77%, 10/07/05                                   10,785          10,785
 +~@/   2.77%, 10/07/05                                   31,280          31,280
      LOS ANGELES WASTEWATER SYSTEM
 +~@/ RB Series 1998A
        1.29%, 10/07/05                                   17,000          17,000
  +~@ Refunding RB Series 2002A
        2.78%, 10/07/05                                   12,245          12,245
      MADERA CNTY
   +@ Lease RB (Madera Municipal Golf Course
      Refinancing) Series 1993
        2.70%, 10/07/05                                    3,050           3,050
      MARTINEZ
   +@ M/F Housing Refunding RB (Muirwood
      Garden Apts) Series 2003A
        2.70%, 10/07/05                                    6,800           6,800
      MT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
 +~@/ GO Bonds (2001 Election) Series 2004B
        2.76%, 10/07/05                                   13,140          13,140
      MT SAN JACINTO WINTER PARK AUTH
   +@ COP (Palm Springs Aerial Tramway) Series
      1998
        2.70%, 10/07/05                                    3,165           3,165
   +@ COP (Palm Springs Aerial Tramway)
      Series 2000B
        2.70%, 10/07/05                                    2,900           2,900
      OAKLAND
 +~@/ Insured RB (180 Harrison Foundation)
      Series 1999A
        2.76%, 10/07/05                                    4,500           4,500
      OCEANSIDE
   +@ M/F Mortgage RB (Riverview Springs Apts)
      Series 1990A
        2.75%, 10/07/05                                   14,770          14,770
      OHLONE COMMUNITY COLLEGE DISTRICT
 +~@/ GO Bonds (Election of 2002) Series B
        2.76%, 10/07/05                                   10,000          10,000
      ORANGE CNTY
   +@ Apartment Development Refunding RB
      (Villas Aliento) Series 1998E
        2.67%, 10/07/05                                    4,500           4,500
   +@ COP (Florence Crittenton Services)
      Series 1990
        2.59%, 10/07/05                                    4,900           4,900
      ORANGE CNTY LOCAL TRANSP AUTH
      Sales Tax Revenue TECP
    +   2.54%, 10/07/05                                   24,100          24,100
    +   2.55%, 10/07/05                                    5,000           5,000
      ORANGE CNTY SANITATION DISTRICT
 +~@/ COP Series 2003
        2.73%, 10/07/05                                    2,133           2,133
      PALO ALTO UNIFIED SD
  ~@/ GO Bonds (Election of 1995) Series B
        2.76%, 10/07/05                                    6,000           6,000
      PETALUMA COMMUNITY DEVELOPMENT COMMISSION
   +@ M/F Housing RB (Oakmont) Series 1996A
        2.69%, 10/07/05                                    3,350           3,350
      PETALUMA SD
      TRAN Series 2005
        2.58%, 07/06/06                                    4,020           4,062
      PINOLE REDEVELOPMENT AGENCY
   +@ M/F Housing RB (East Bluff Apts) Series
      1998A
        2.85%, 10/07/05                                    4,959           4,959
      PLEASANT HILL
   +@ M/F Mortgage RB (Brookside Apts) Series
      1988A
        2.72%, 10/07/05                                    4,200           4,200
      PLEASANTON
   +@ M/F Housing RB (Busch Senior Housing)
      Series 2003A
        2.75%, 10/07/05                                   13,360          13,360
      PORT OF OAKLAND
    + CP Notes Series D
        2.65%, 10/11/05                                   62,213          62,213
      RB Series 2000K
  +~@   2.80%, 10/07/05                                    4,690           4,690
 +~@/   2.80%, 10/07/05                                   18,370          18,370
 +~@/   2.81%, 10/07/05                                   15,000          15,000
      REDWOOD CITY
   +@ COP (City Hall) Series 1998
        2.74%, 10/07/05                                    2,925           2,925
      RICHMOND
   +@ M/F Housing RB (Baycliff Apts) Series
      2004A
        2.75%, 10/07/05                                   28,800          28,800
      RIVERSIDE CNTY
    + Transportation Commission CP Notes
      (Limited Tax Bonds)
        2.65%, 12/08/05                                   10,904          10,904
      RIVERSIDE CNTY HOUSING AUTH
   +@ M/F Housing RB (Victoria Springs Apts)
      Series 1989C
        2.75%, 10/07/05                                    9,000           9,000
   +@ M/F Housing Refunding RB (Tyler Springs Apts)
      Series 1999C
        2.69%, 10/07/05                                    8,700           8,700
      ROSEVILLE JOINT UNION HIGH SD
  +~@ COP Series 2003
        2.74%, 10/07/05                                    5,935           5,935
      SACRAMENTO AREA FLOOD CONTROL AGENCY
 +~@/ Bonds (North Area Local Project Capital
      Assessment District No.2) Series 2005
        2.77%, 10/07/05                                    7,465           7,465
      SACRAMENTO CNTY
   +@ Special Facilities Airport RB (Cessna
      Aircraft Co) Series 1998
        2.75%, 10/07/05                                    3,300           3,300

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      TRAN Series 2005A
        2.75%, 07/10/06                                    4,470           4,512
      SACRAMENTO CNTY HOUSING AUTH
   +@ M/F Housing RB (Carlton Plaza Senior Apts)
      Series 2003E
        2.80%, 10/07/05                                   14,000          14,000
   +@ M/F Housing RB (Hastings Park Apts)
      Series 2004G
        2.75%, 10/07/05                                   16,500          16,500
   +@ M/F Housing RB (Hidden Oaks Apts)
      Series 1999C
        2.75%, 10/07/05                                    6,300           6,300
   +@ M/F Housing Refunding RB (Chesapeake Commons
      Apts) Series 2001C
        2.75%, 10/07/05                                   28,000          28,000
      SACRAMENTO CNTY SANITATION DISTRICT
 +~@/ RB (District No.1) Series 2005
        2.73%, 10/07/05                                   15,575          15,575
  ~@/ RB Series 2000A
        2.77%, 10/07/05                                    6,090           6,090
      SACRAMENTO FINANCE AUTH
 +~@/ Refunding RB (Solid Waste, Redevelopment
      and Master Lease Program) Series 2005
        2.77%, 10/07/05                                   16,840          16,840
      SACRAMENTO HOUSING AUTH
   +@ M/F Housing RB (Atrium Court Apts) 2002G
        2.75%, 10/07/05                                   17,200          17,200
   +@ M/F Housing RB (St Anton Building Apts)
      Series 2003I
        2.75%, 10/07/05                                    8,000           8,000
      SACRAMENTO MUNICIPAL UTILITY DISTRICT
      CP Notes Series I
    +   2.55%, 10/06/05                                   15,000          15,000
    +   2.53%, 10/07/05                                   30,000          30,000
      SACRAMENTO REDEVELOPMENT AGENCY
   +@ M/F Housing RB (18th and L Apts)
      Series 2002E
        2.75%, 10/07/05                                   21,075          21,075
      SACRAMENTO UNIFIED SD
      TRAN Series 2004-05
        2.05%, 11/30/05                                   10,000          10,023
      SAN DIEGO CNTY AND SD POOL PROGRAM
      TRAN Note Participations Series 2005A
        2.53%, 06/30/06                                   45,000          45,482
      SAN DIEGO HOUSING AUTH
   +@ M/F Housing RB (Delta Village Apts)
      Series 2005A
        2.75%, 10/07/05                                    9,000           9,000
   +@ M/F Housing RB (Hillside Garden Apts)
      Series 2004B
        2.75%, 10/07/05                                   13,595          13,595
   +@ M/F Mortgage Refunding RB (Creekside Villa
      Apts) Series 1999B
        2.75%, 10/07/05                                    6,000           6,000
      SAN DIEGO UNIFIED SD
      2005-2006 TRAN Series A
        2.64%, 07/24/06                                   60,000          60,644
 +~@/ GO Bonds Series 2002D
        2.76%, 10/07/05                                   12,280          12,280
 +~@/ GO Bonds Series 2003E
        2.76%, 10/07/05                                   21,665          21,665
      SAN FRANCISCO AIRPORTS COMMISSION
 +~@/ Second Series RB (San Francisco
      International Airport) Series 18B
        2.73%, 10/07/05                                   16,255          16,255
 +~@/ Second Series RB (San Francisco International
      Airport) Series 24A
        2.82%, 10/07/05                                   12,670          12,670
      SAN FRANCISCO CITY AND CNTY
  +~@ GO Bonds (Laguna Honda Hospital-1999)
      Series 2005D
        2.67%, 10/07/05                                    3,100           3,100
 +~@/ GO Bonds Series 2005 F&G
        2.77%, 10/07/05                                    5,000           5,000
   +@ M/F Housing RB (Carter Terrace Apts)
      Series 2002B
        2.77%, 10/07/05                                    7,000           7,000
   +@ M/F Housing Refunding RB (City Heights Apts)
      Series 1997A
        2.75%, 10/07/05                                   19,800          19,800
   +@ M/F Housing Refunding RB (Valencia Gardens)
      Series 2004
        2.77%, 10/07/05                                   20,000          20,000
      SAN FRANCISCO CITY AND CNTY REDEVELOPMENT
      AGENCY
   +@ M/F Housing RB (Derek Silva Community)
      Series 2002D
        2.77%, 10/07/05                                    5,900           5,900
   +@ M/F Housing RB (Notre Dame Apts)
      Series 2000G
        2.74%, 10/07/05                                   14,200          14,200
   +@ M/F Housing RB (Ocean Beach Apts)
      Series 2001B
        2.78%, 10/07/05                                    7,135           7,135
   +@ M/F Housing Refunding RB (Fillmore Center)
      Series 1992A-2
        2.78%, 10/07/05                                    3,750           3,750
      SAN FRANCISCO CNTY TRANSPORTATION AUTH
      CP Notes Series A & B
    ~   2.55%, 10/07/05                                   27,500          27,500
    ~   2.45%, 10/13/05                                   17,300          17,300
    ~   2.62%, 11/08/05                                   10,000          10,000
    ~   2.63%, 11/09/05                                   12,500          12,500
      SAN FRANCISCO UNIFIED SD
      TRAN Series 2004
        2.06%, 12/01/05                                   37,500          37,588
      SAN GABRIEL VALLEY COUNCIL OF GOVERNMENTS
    + Grant Anticipation Notes (Alameda Corridor
      Transportation)
        2.50%, 10/12/05                                   37,400          37,400
      SAN JOSE
 +~@/ GO Bonds (Libraries, Parks and Public
      Safety) Series 2002
        2.73%, 10/07/05                                   11,223          11,223
   +@ M/F Housing RB (Almaden Family Apts)
      Series 2003D
        2.75%, 10/07/05                                    5,000           5,000
   +@ M/F Housing RB (Almaden Lake Village Apts)
      Series 1997A
        2.75%, 10/07/05                                   20,400          20,400
   +@ M/F Housing RB (Betty Anne Gardens Apts)
      Series 2002A
        2.75%, 10/07/05                                    7,510           7,510

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
   +@ M/F Housing RB (El Paseo Apts)
      Series 2002B
        2.75%, 10/07/05                                    5,145           5,145
   +@ M/F Housing RB (Raintree Apts)
      Series 2005A
        2.77%, 10/07/05                                   10,500          10,500
   +@ M/F Housing RB (Siena at Renaissance Square
      Apts) Series 1996A
        2.75%, 10/07/05                                   21,500          21,500
      SAN JOSE FINANCING AUTH
  +~@ Lease RB (Land Acquisition) Series 2005B
        2.75%, 10/07/05                                   12,845          12,845
      SAN JOSE REDEVELOPMENT AGENCY
   +@ M/F Housing RB (101 San Fernando Apts)
      Series 1998A
        2.71%, 10/07/05                                   38,000          38,000
   +@ Tax Allocation Bonds (Merged Area
      Redevelopment) Series 2005C
        2.73%, 10/07/05                                   16,575          16,575
   +@ Tax Allocation Bonds (Merged Area
      Redevelopment) Series 2005D
        2.71%, 10/07/05                                   10,000          10,000
      Tax Allocation Refunding Bonds (Merged Area
      Redevelopment) Series 2005A
  +~@   2.77%, 10/07/05                                   16,490          16,490
 +~@/   2.78%, 10/07/05                                   12,695          12,695
      SAN MARCOS REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Grandon Village)
      Series 2002A
        2.73%, 10/07/05                                   13,500          13,500
      SANTA BARBARA CNTY
      2005-2006 TRAN Series A
        2.64%, 07/25/06                                   28,500          28,809
      SANTA CLARA CNTY
   +@ M/F Housing Refunding RB (Grove Garden
      Apts) Series 1997A
        2.69%, 10/07/05                                    7,000           7,000
      SANTA CLARA CNTY HOUSING AUTH
   +@ M/F Housing RB (Monte Vista Terrace
      Apts) Series 2005C
        2.80%, 10/07/05                                    7,000           7,000
      SANTA FE SPRINGS IDA
   +@ IDRB (Tri-West) Series 1983
        2.62%, 10/30/05                                    4,000           4,000
      SANTA ROSA
   +@ Wastewater Refunding RB Series 2004A
        2.74%, 10/07/05                                   24,000          24,000
      SANTA ROSA HOUSING AUTH
   +@ M/F Housing RB (Quail Run Apts)
      Series 1997A
        2.74%, 10/07/05                                    8,380           8,380
      SIERRA JOINT COMMUNITY COLLEGE DISTRICT
  +~@ GO Bonds (School Facilities Improvement
      District No.1 & 2-Election of 2004)
      Series A
        2.77%, 10/07/05                                   12,460          12,460
      SOUTH PLACER WASTEWATER AUTH
  +~@ RB Series B
        2.75%, 10/07/05                                    5,200           5,200
      SOUTH SAN FRANCISCO
   +@ M/F Housing RB (Magnolia Plaza Apts)
      Series 1987A
        2.78%, 10/07/05                                    5,500           5,500
      SOUTHERN CALIFORNIA HFA
   ~@ S/F Mortgage RB Series 2004A
        2.78%, 10/07/05                                   24,500          24,500
   ~@ S/F Mortgage RB Series 2004B
        2.78%, 10/07/05                                   15,960          15,960
      SOUTHERN CALIFORNIA METROPOLITAN WATER
      DISTRICT
  ~@/ RB Series 1999A
        2.76%, 10/07/05                                   18,500          18,500
   ~@ RB Series 2001C-1
        2.95%, 10/01/05                                    3,700           3,700
   ~@ RB Series 2005B-1
        2.57%, 10/07/05                                   13,000          13,000
   ~@ RB Series 2005B-2
        2.72%, 10/07/05                                    9,000           9,000
  +~@ Refunding RB Series 1996A
        2.72%, 10/07/05                                   10,800          10,800
   ~@ Refunding RB Series 2001B-1
        2.68%, 10/07/05                                    3,000           3,000
   ~@ Refunding RB Series 2001B-2
        2.68%, 10/07/05                                   16,900          16,900
   ~@ Refunding RB Series 2002A
        2.69%, 10/07/05                                    6,255           6,255
   ~@ Refunding RB Series 2003C-2
        2.68%, 10/07/05                                   28,495          28,495
   ~@ Refunding RB Series 2004A-1
        2.68%, 10/07/05                                   10,450          10,450
   ~@ Refunding RB Series 2004C
        2.67%, 10/07/05                                      110             110
      SOUTHERN CALIFORNIA PUBLIC POWER AUTH
 +~@/ Refunding RB (San Juan Power-Unit 3)
      Series 2005A
        2.77%, 10/07/05                                    6,250           6,250
      STOCKTON
   +@ Special Tax Bonds (Arch Road East
      Community Facilities District No.99-02)
      Series 1999
        2.75%, 10/07/05                                    1,100           1,100
      SUNNYVALE
  +~@ COP (Government Center Site Acquisition)
      Series 2001A
        2.69%, 10/07/05                                    6,695           6,695
      SWEETWATER UNION HIGH SD
  +~@ Special Tax RB Series 2005A
        2.78%, 10/07/05                                    8,940           8,940
      UNION CITY
   +@ M/F Housing Refunding RB (Greenhaven
      Apts) Series 1997A
        2.69%, 10/07/05                                    7,975           7,975
      UNIVERSITY OF CALIFORNIA
      General RB Series 2003A
  +~@   2.77%, 10/07/05                                    9,005           9,005
 +~@/   2.77%, 10/07/05                                    8,265           8,265
      General RB Series 2005F
 +~@/   2.73%, 10/07/05                                   22,720          22,720
 +~@/   2.77%, 10/07/05                                   11,530          11,530
  ~@/ RB (Multiple Purpose) Series K
        2.77%, 10/07/05                                   19,430          19,430
 +~@/ RB (Multiple Purpose) Series O
        2.73%, 10/07/05                                    7,495           7,495

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT        VALUE
      RATE, MATURITY DATE                            ($ x 1,000)     ($ x 1,000)
      VENTURA CNTY
      TRAN Series 2005-06
        2.54%, 07/03/06                                   50,000          50,536
      VICTOR VALLEY COMMUNITY COLLEGE DISTRICT
   +@ COP Series 1997
        2.79%, 10/07/05                                   50,475          50,475
      WESTERN PLACER UNIFIED SD
   +@ COP (School Facilities) Series 2003
        2.72%, 10/07/05                                    8,600           8,600
      WESTMINISTER REDEVELOPMENT AGENCY
   +@ M/F Housing RB (Brookhurst Royale Senior
      Assisted Living) Series 2000A
        2.85%, 10/07/05                                    7,700           7,700
  +~@ Tax Allocation Refunding RB (Commercial
      Redevelopment Project No.1) Series 1997
        2.74%, 10/07/05                                    1,500           1,500
      WESTMINSTER
  +~@ COP (Civic Center Refunding) Series 1998A
        2.74%, 10/07/05                                    3,175           3,175
                                                                     -----------
                                                                       6,848,036

      PUERTO RICO  2.8%
      PUERTO RICO
 +~@/ Public Improvement Bonds Series 2000
        2.75%, 10/07/05                                    1,300           1,300
 +~@/ Public Improvement Bonds Series 2001A
        2.78%, 10/07/05                                      200             200
 +~@/ Public Improvement Bonds Series 2001B
        2.77%, 10/07/05                                    2,295           2,295
  +~@ Public Improvement Refunding Bonds
      Series 2002A
        2.85%, 10/07/05                                    4,995           4,995
 +~@/ Public Improvement and Refunding Bonds
      Series 2000
        2.75%, 10/07/05                                    3,900           3,900
      PUERTO RICO ELECTRIC POWER AUTH
 +~@/ RB Series HH
        2.77%, 10/07/05                                   20,765          20,765
 +~@/ RB Series II
        2.76%, 10/07/05                                    7,405           7,405
 +~@/ Refunding RB Series SS
        2.77%, 10/07/05                                    4,045           4,045
      PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
 +~@/ RB Series 2000B
        2.74%, 10/07/05                                    4,945           4,945
  +~@ RB Series G and Subordinated RB Series 2003
        2.76%, 10/07/05                                    9,380           9,380
      RB Series Y
 +~@/   2.75%, 10/07/05                                    6,700           6,700
  +~@   2.76%, 10/07/05                                   10,600          10,600
 +~@/ Refunding RB Series AA
        2.76%, 10/07/05                                    3,995           3,995
  +~@ Subordinated RB Series 2003
        2.75%, 10/07/05                                    6,200           6,200
      PUERTO RICO HOUSING FINANCE CORP
  +~@ Homeownership Mortgage RB Series 2000A
        2.78%, 10/07/05                                       60              60
 +~@/ M/F Mortgage RB Portfolio A Series I
        2.76%, 10/07/05                                    7,015           7,015
      PUERTO RICO INFRASTRUCTURE FINANCING AUTH
  ~@/ Special Obligation Bonds Series 2000A
        2.76%, 10/07/05                                   20,000          20,000
 +~@/ Special Tax RB Series 1997A
        2.75%, 10/07/05                                    3,290           3,290
 +~@/ Special Tax RB Series 2005A
        2.75%, 10/07/05                                   12,340          12,340
      Special Tax Refunding RB Series 2005C
 +~@/   2.75%, 10/07/05                                   26,955          26,955
 +~@/   2.76%, 10/07/05                                   15,905          15,905
 +~@/   2.78%, 10/07/05                                    4,700           4,700
      PUERTO RICO PUBLIC BUILDINGS AUTH
 +~@/ Government Facilities RB Series B
        2.77%, 10/07/05                                   10,095          10,095
  +~@ Refunding RB Series L
        2.76%, 10/07/05                                    6,545           6,545
                                                                     -----------
                                                                         193,630

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $7,041,666

The fund's portfolio holdings include restricted but deemed liquid 144A securities worth $1,693,185 or 24.1% of the fund's total net assets.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

+  Credit-enhanced security

~  Liquidity-enhanced security

@  Variable-rate security

/  144A security; restricted but deemed liquid

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($X1,000)      ($X1,000)
--------------------------------------------------------------------------------
 99.2%   MUNICIPAL SECURITIES                          12,545,953     12,545,953
--------------------------------------------------------------------------------
 99.2%   TOTAL INVESTMENTS                             12,545,953     12,545,953
  0.8%   OTHER ASSETS AND
         LIABILITIES                                                     101,741
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                   12,647,694

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      MUNICIPAL SECURITIES 99.2% of net assets

      ALABAMA 1.0%
      ALABAMA IDA
   +@ IDRB (Scientific Utilization)
      Series 1996
         3.03%, 10/07/05                                    1,620          1,620
      BESSEMER MEDICAL CLINIC BOARD
  +~@ RB Series 1990A
         2.80%, 06/15/06                                   14,725         14,725
      BIRMINGHAM PUBLIC EDUCATIONAL
      BUILDING AUTH
   +@ Student Housing RB Series 2005A
         2.77%, 10/07/05                                    6,415          6,415
      BIRMINGHAM SPECIAL CARE FACILITIES
      FINANCING AUTH
   +@ Health Care Facility RB
      (Eastern Health System)
      Series 2003A
         2.76%, 10/07/05                                   36,350         36,350
      DAPHNE UTILITIES BOARD
  +~@ Water, Gas and Sewer
      Refunding RB Series 2000
         2.78%, 10/07/05                                    7,630          7,630
      DECATUR IDB
    @ Exempt Facilities Refunding RB
      (Nucor Steel Decatur) Series 2003A
         2.82%, 10/07/05                                   17,000         17,000
      DOTHAN IDB
   +@ IDRB (Baxley Blowpipe)
      Series 1997
         3.50%, 10/07/05                                      200            200
      FT PAYNE IDA
   +@ IDRB (Charleston Hosiery)
      Series 1997
         2.85%, 10/07/05                                      800            800
      HOOVER BOARD OF EDUCATION
 +~@/ Capital Outlay TAN Series 2001
         2.77%, 10/07/05                                    9,860          9,860
      INDIAN SPRINGS VILLAGE
   +@ RB (Joseph Bruno Montessori
      Academy) Series 1999
         2.90%, 10/07/05                                    1,190          1,190
      MONTGOMERY DOWNTOWN REDEVELOPMENT AUTH
    @ Bonds (Southern Poverty Law Center)
      Series 2000
         2.94%, 10/07/05                                   15,000         15,000
      SCOTTSBORO
   +@ School Warrants Series 1997
         2.75%, 10/07/05                                    3,430          3,430
      STEVENSON IDB
   +@ Environmental Improvement RB
      (Mead Corp) Series 1997
         2.79%, 10/07/05                                   17,300         17,300
      TUSCALOOSA CNTY
   +@ IDRB (Knight Specialties)
      Series 1998
         2.95%, 10/07/05                                      885            885
                                                                     -----------
                                                                         132,405
      ALASKA 0.1%
      ALASKA HOUSING FINANCE CORP
   ~@ General Mortgage RB Series 2002A
         2.79%, 10/07/05                                    5,995          5,995
   ~@ Mortgage RB Series 1999A-2
         2.79%, 10/07/05                                    5,785          5,785
      ALASKA INDUSTRIAL DEVELOPMENT AND
      EXPORT AUTH
  +~@ Revolving Fund Bonds Series 1997A
         2.83%, 10/07/05                                    4,850          4,850
                                                                     -----------
                                                                          16,630
      ARIZONA 0.8%
      ARIZONA TRANSPORTATION BOARD
  ~@/ Highway Refunding RB Series 2005A
         2.79%, 10/07/05                                    3,365          3,365
      CHANDLER IDA
   +@ IDRB (South Bay Circuits)
      Series 1999A
         2.88%, 10/07/05                                    1,300          1,300

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      DEER VALLEY UNIFIED SD NO.97
    + School Improvement Bonds
      (Project of 2004) Series 2005A
         2.64%, 07/01/06                                   10,000         10,100
      MARICOPA CNTY COMMUNITY COLLEGE DISTRICT
   ~@ GO Bonds (Project of 1994)
      Series 1997B
         2.77%, 10/07/05                                    6,000          6,000
      MARICOPA CNTY IDA
   +@ M/F Mortgage Refunding RB
      (San Fernando Apts) Series 2004
         2.81%, 10/07/05                                    7,750          7,750
      PHOENIX
  ~@/ GO Bonds Series 2005B
         2.79%, 10/07/05                                    4,400          4,400
      PHOENIX CIVIC IMPROVEMENT CORP
   +@ Subordinated Excise Tax RB
      (Airport Improvements)
      Series 1995
         2.80%, 10/07/05                                    1,000          1,000
      PHOENIX IDA
  ~@/ S/F Mortgage Draw-Down RB
      Series 2005A
         2.84%, 10/07/05                                   10,740         10,740
      PINE RIDGE VILLAGE/CAMPUS HEIGHTS LLC
  +~@ RB (Northern Arizona University)
      Series 2005
         2.79%, 10/07/05                                   20,000         20,000
      SALT RIVER PIMA-MARICOPA INDIAN
      COMMUNITY
   +@ Bonds Series 2005
         2.75%, 10/07/05                                    5,000          5,000
      SUN DEVIL ENERGY CENTER
  +~@ RB (Arizona State University)
      Series 2004
         2.79%, 10/07/05                                   19,000         19,000
      YAVAPAI CNTY IDA
  +~@ Hospital RB (Yavapai
      Regional Medical Center)
      Series 1997B
         2.75%, 10/07/05                                   14,250         14,250
                                                                     -----------
                                                                         102,905
      ARKANSAS 0.1%
      ARKANSAS DEVELOPMENT FINANCE AUTH
   +@ IDRB (C&C Holding Co) Series
      1998
         2.85%, 10/07/05                                      850            850
      INDEPENDENCE CNTY
   +@ IDRB (Townsends) Series 1996
         2.81%, 10/07/05                                    9,000          9,000
                                                                     -----------
                                                                           9,850
      CALIFORNIA 3.3%
      ACCESS LOANS FOR LEARNING STUDENT
      LOAN CORP
   +@ Student Loan Program RB Series II-A1
         2.80%, 10/07/05                                   35,000         35,000
   +@ Student Loan Program RB Series II-A2
         2.80%, 10/07/05                                   20,000         20,000
   +@ Student Loan Program RB Series II-A3
         2.80%, 10/07/05                                   23,700         23,700
   +@ Student Loan Program RB Sr Series II-A8
         2.83%, 06/01/06                                   33,300         33,300
   +@ Student Loan Program RB Sr Series II-A9
         2.83%, 10/07/05                                   74,000         74,000
      CALIFORNIA
  +~@ Various Purpose GO Bonds
         2.68%, 10/07/05                                      110            110
      CALIFORNIA DEPT OF WATER RESOURCES
   +@ Power Supply RB Series 2002C-17
         2.72%, 10/07/05                                    1,000          1,000
      CALIFORNIA HFA
  +~@ Home Mortgage RB Series 2003H
         2.77%, 10/07/05                                      925            925
   ~@ M/F Housing RB III Series 2002E
         2.78%, 10/07/05                                    2,805          2,805
      CALIFORNIA STATEWIDE COMMUNITIES
      DEVELOPMENT AUTH
      TRAN Series 2005A-2
         2.62%, 06/30/06                                   12,500         12,625
      TRAN Series 2005A-3
         2.62%, 06/30/06                                    7,500          7,575
      TRAN Series 2005A-4
         2.62%, 06/30/06                                   42,500         42,926
         2.63%, 06/30/06                                   30,000         30,298
      TRAN Series 2005A-5
         2.62%, 06/30/06                                   50,000         50,501
         2.63%, 06/30/06                                   18,000         18,179
      LOS ANGELES
      TRAN Series 2005
         2.68%, 06/30/06                                   60,000         60,575
                                                                     -----------
                                                                         413,519
      COLORADO 4.3%
      ARAPAHOE CNTY
   +@ Refunding IDRB (Denver
      Jetcenter) Series 1997
         2.85%, 10/30/05                                    3,500          3,500
      ARVADA
  +~@ Water Enterprise RB Series 2001
         2.70%, 10/30/05                                    4,100          4,100
      CENTERRA METROPOLITAN DISTRICT NO.1
   +@ RB Series 2004
         2.78%, 10/07/05                                   10,000         10,000
      COLORADO
      General Fund TRAN Series 2005A
         2.62%, 06/27/06                                  230,000        231,990
      COLORADO DEPT OF TRANSPORTATION
 +~@/ Refunding RAN Series 2004B
         2.78%, 10/07/05                                    4,745          4,745
      COLORADO HFA
   +@ Economic Development RB
      (Pemracs) Series 2000A
         2.88%, 10/07/05                                    3,225          3,225
  ~@/ S/F Program Sr Bonds Series 1995D
         2.90%, 10/07/05                                      650            650
      COLORADO STUDENT LOAN AUTH
  +~@ RB Series 1989A
         2.80%, 10/07/05                                   49,400         49,400
  +~@ Sr Bonds Series 1990A
         2.83%, 10/07/05                                   14,400         14,400
  +~@ Sr Lien RB Series 1999A-2
         2.80%, 10/07/05                                   28,400         28,400

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +~@ Sr Lien RB Series 1999A-3
         2.80%, 10/07/05                                   29,800         29,800
       DENVER CITY AND CNTY
    +@ Airport System RB Series 1992F
         2.80%, 10/07/05                                   17,875         17,875
    +@ Airport System RB Series 1992G
         2.80%, 10/07/05                                   18,325         18,325
       Airport System RB Series 2005A
  +~@/   2.78%, 10/07/05                                   15,240         15,240
  +~@/   2.79%, 10/07/05                                    7,250          7,250
   +~@ Airport System Refunding RB Series 2000C
         2.80%, 10/07/05                                   50,000         50,000
       JEFFERSON CNTY SD
  +~@/ GO Bonds Series 2004
         2.79%, 10/07/05                                    5,000          5,000
       LOWRY ECONOMIC DEVELOPMENT AUTH
    +@ IDRB Series 2002B
         2.76%, 10/07/05                                   14,140         14,140
    +@ Refunding RB Series 2002A
         2.76%, 10/07/05                                   11,260         11,260
       PARK CREEK METROPOLITAN DISTRICT
   ~@/ Jr Subordinate Limited Property
       Tax Supported RB Series 2005
         2.79%, 10/07/05                                   13,250         13,250
       REGIONAL TRANSPORTATION DISTRICT
     + Subordinate Lien Sales Tax
       Revenue TECP Series 2001A
         2.60%, 10/06/05                                    7,500          7,500
       WESTMINSTER ECONOMIC DEVELOPMENT AUTH
    +@ Tax Increment RB
       (Westminster Plaza) Series 1997A
         2.88%, 10/07/05                                    6,310          6,310
                                                                     -----------
                                                                         546,360
       CONNECTICUT 1.2%
       CONNECTICUT HFA
  +~@/ Housing Draw Down Bonds
       Series 2004B
         2.80%, 10/07/05                                    8,205          8,205
   +~@ S/F Mortgage Draw Down RB Series 2004B
         2.80%, 10/07/05                                  138,780        138,780
                                                                     -----------
                                                                         146,985
       DELAWARE 0.3%
       DELAWARE
   ~@/ GO Refunding Bonds Series 2005C
         2.79%, 10/07/05                                    5,845          5,845
       NEW CASTLE CNTY
    +@ Airport Facility RB (Flightsafety)
       International) Series 2002
         2.78%, 10/07/05                                   16,600         16,600
    +@ M/F Rental Housing RB (Fairfield
       English Village) Series 2005
         2.81%, 10/07/05                                    8,500          8,500
       SUSSEX CNTY
    +@ IDRB (Perdue-Agrirecycle)
       Series 2000
         2.80%, 10/07/05                                    5,300          5,300
    +@ RB (Baywood) Series 1997A
         2.97%, 10/07/05                                    2,400          2,400
                                                                     -----------
                                                                          38,645
       DISTRICT OF COLUMBIA 0.5%
       DISTRICT OF COLUMBIA
    +@ Enterprise Zone RB (Crowell
       and Moring) Series 2001
         2.80%, 10/07/05                                    3,300          3,300
   +~@ GO Bonds Series 2003D-3
         2.78%, 10/07/05                                    9,000          9,000
   +~@ GO Refunding Bonds Series 1999B
         2.79%, 10/07/05                                   14,640         14,640
    +@ RB (American Psychological
       Association) Series 2003
         2.80%, 10/07/05                                    2,755          2,755
    +@ RB (St Coletta Special Education
       Public Charter School) Series 2005
         2.75%, 10/07/05                                    4,150          4,150
       DISTRICT OF COLUMBIA WATER AND SEWER AUTH
  +~@/ Public Utility Subordinated
       Lien RB Series 2003
         2.78%, 10/07/05                                   13,185         13,185
       METROPOLITAN WASHINGTON AIRPORTS AUTH
   +~@ RB Series 1997B
         2.83%, 10/07/05                                    1,655          1,655
   +~@ RB Series 2001A
         2.83%, 10/07/05                                    5,870          5,870
   +~@ Refunding RB Series 2002C
         2.83%, 10/07/05                                    1,900          1,900
   +~@ Refunding RB Series 2004D
         2.83%, 10/07/05                                    2,750          2,750
                                                                     -----------
                                                                          59,205
       FLORIDA 10.1%
       ALACHUA CNTY HEALTH FACILITIES AUTH
    +@ RB (Oak Hammock-Continuing
       Care Retirement Community)
       Series 2002A
         2.80%, 10/01/05                                    7,465          7,465
   +~@ RB (Shands Hospital-University of
       Florida) Series 1992R
         2.78%, 10/07/05                                   29,540         29,540
       BREVARD CNTY HEALTH FACILITIES AUTH
    +@ RB (Wuesthoff Health Systems)
       Series 2004
         2.75%, 10/07/05                                   14,200         14,200
       BREVARD CNTY HFA
    +@ M/F Housing RB (Manatee Cove
       Apts) Series 2005
         2.80%, 10/07/05                                    5,715          5,715
    +@ M/F Housing Refunding RB (Shore View
       Apts) Series 1995
         2.80%, 10/07/05                                    1,900          1,900
       BROWARD CNTY EDUCATIONAL FACILITIES AUTH
    +@ RB (Nova Southeastern
       University) Series 2000A
         2.80%, 10/07/05                                   10,550         10,550
       BROWARD CNTY HFA
    +@ M/F Housing RB (Pembroke
       Village Apts) Series 2004
         2.78%, 10/07/05                                    7,000          7,000
    +@ M/F Housing RB (Landings of
       Inverrary Apts) Series 1985
         2.78%, 10/07/05                                    7,500          7,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ M/F Housing RB (Pier Club Village Apts)
      Series 2004
         2.86%, 10/07/05                                   13,800         13,800
   +@ M/F Housing RB (Sanctuary Apts)
      Series 1985
         2.78%, 10/07/05                                    9,000          9,000
   +@ M/F Housing RB (Southern Pointe)
      Series 1997
         2.75%, 10/07/05                                    7,750          7,750
   +@ M/F Housing Refunding RB (Island
      Club Apts) Series 2001A
         2.75%, 10/07/05                                    3,000          3,000
   +@ M/F Housing Refunding RB
      (Reflections Apts) Series 1999
         2.76%, 10/07/05                                   10,000         10,000
      BROWARD CNTY SD
  +~@ School Board COP Series 2005B
         2.75%, 10/07/05                                   14,460         14,460
      CHARLOTTE CNTY
  +~@ Refunding RB Series 2003A
         2.76%, 10/07/05                                    1,065          1,065
  +~@ Refunding RB Series 2003B
         2.75%, 10/07/05                                    5,800          5,800
      CHARLOTTE CNTY HFA
   +@ M/F Housing RB (Murdock Circle Apts)
      Series 2000
         2.81%, 10/07/05                                    3,230          3,230
      CLAY CNTY UTILITY AUTH
   +@ RB Series 2003A
         2.75%, 10/07/05                                    3,225          3,225
      COLLIER CNTY HFA
   +@ M/F Housing RB (Brittany Bay Apts)
      Series 2001A
         2.77%, 10/07/05                                    3,350          3,350
   +@ M/F Housing RB (Summer Lakes Phase II Apts)
      Series 2005
         2.82%, 10/07/05                                   10,000         10,000
      COLLIER CNTY IDA
   +@ Educational Facilities RB
      (Community School of Naples)
      Series 2002
         2.75%, 10/07/05                                    7,650          7,650
   +@ IDRB (Ave Maria Utility Co) Series 2005
         2.85%, 10/07/05                                   10,000         10,000
      DADE CNTY IDA
   +@ IDRB (Michael-Ann Russell
      Jewish Community Center)
      Series 1997
         2.80%, 10/07/05                                    3,985          3,985
   +@ IDRB (South Florida Stadium Corp)
      Series 1985C
         2.75%, 10/07/05                                    1,050          1,050
      DAVIE
   +@ RB (United Jewish Community of
      Broward Cnty) Series 2003
         2.75%, 10/07/05                                    5,600          5,600
      ESCAMBIA HFA
  +~@ S/F RB Series 2001A
         2.87%, 10/07/05                                    1,705          1,705
      EUSTIS
   +@ RB Installment 1997A
         2.80%, 10/07/05                                    3,475          3,475
      FLORIDA BOARD OF EDUCATION
  +~@ Capital Outlay Bonds Series
      2003C
         2.76%, 10/07/05                                    7,500          7,500
  ~@/ Capital Outlay Refunding Bonds
      Series 2005D
         2.78%, 10/07/05                                   16,100         16,100
 +~@/ Lottery RB Series 2005A
         2.79%, 10/07/05                                    7,000          7,000
      FLORIDA DEVELOPMENT FINANCE CORP
   +@ IDRB (Sunshine State Christian
      Homes, Inc) Series 1999A3
         2.80%, 10/07/05                                    1,160          1,160
   +@ IDRB Enterprise Bond Program
      (Pioneer-Ram) Series 1998A3
         2.85%, 10/07/05                                      880            880
      FLORIDA HFA
   +@ M/F Guaranteed Mortgage RB
      (Oaks At Regency) Series 1983K
         2.76%, 10/07/05                                    6,925          6,925
   +@ M/F Housing RB (Cameron Cove Apts)
      Series 1985XX
         2.77%, 10/07/05                                    7,800          7,800
   +@ M/F Housing Refunding RB (Reflections
      Apts) Series 2001K-A
         2.75%, 10/07/05                                   12,500         12,500
   +@ M/F Housing Refunding RB (South
      Pointe) Series 1998J
         2.75%, 10/07/05                                    4,925          4,925
   +@ M/F Mortgage RB (Clarcona Groves Apts)
      Series 2005A
         2.78%, 10/07/05                                    1,000          1,000
   +@ M/F Mortgage RB (Pinnacle Pointe Apts)
      Series 2003N
         2.78%, 10/07/05                                    1,200          1,200
   +@ M/F Mortgage RB (Wellesley Apts)
      Series 20030
         2.78%, 10/07/05                                    6,500          6,500
   +@ M/F Mortgage Refunding RB (Monterey
      Lake Apts) Series 2005C
         2.75%, 10/07/05                                    7,325          7,325
   +@ M/F Mortgage Refunding RB (Victoria
      Park Apts) Series 2002J-1
         2.75%, 10/07/05                                   10,370         10,370
   +@ RB (Ashley Lake Park II) Series 1989J
         2.77%, 10/07/05                                    4,800          4,800
   +@ RB (Caribbean Key Apts) Series 1996F
         2.81%, 10/07/05                                      300            300
   +@ RB (Heritage Pointe Apts) Series 1999I-1
         2.81%, 10/07/05                                    9,500          9,500
      FLORIDA LOCAL GOVERNMENT FINANCE
      COMMISSION
      Pooled TECP Series 1994A
    +    2.70%, 10/13/05                                    3,900          3,900
    +    2.68%, 11/07/05                                   16,611         16,611
    +    2.64%, 11/08/05                                    8,600          8,600
      GAINESVILLE
   +@ IDRB (Lifesouth Community
      Blood Centers) Series 1999
         2.75%, 10/07/05                                    5,450          5,450
      GAINSVILLE UTILITY SYSTEM
    ~ CP Notes Series C
         2.55%, 10/07/05                                    6,776          6,776

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      GREATER ORLANDO AVIATION AUTH
  +~@ Airport Facilities RB Series 2002E
         2.83%, 10/07/05                                   21,790         21,790
      Airport Facilities Subordinated TECP
      Series B
    +    2.63%, 10/03/05                                   12,650         12,650
    +    2.61%, 10/06/05                                   26,710         26,710
      GULF BREEZE
  +~@ Local Government Loan
      Program RB Series 1985B
         2.76%, 10/07/05                                   12,620         12,620
  +~@ Local Government Loan Program RB
      Series 1985C
         2.76%, 10/07/05                                    6,735          6,735
  +~@ Local Government Loan Program RB
      Series 1985E
         2.76%, 10/07/05                                    7,140          7,140
      HALIFAX HOSPITAL MEDICAL CENTER
   +@ RB (Florida Health Care
      Plan) Series 1998
         2.77%, 10/07/05                                    5,200          5,200
      HILLSBOROUGH CNTY AVIATION AUTH
    + Airport Facilities
      Subordinated TECP Series B
         2.63%, 11/08/05                                   47,076         47,076
      HILLSBOROUGH CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ RB (University of Tampa)
      Series 2000
         2.80%, 10/07/05                                    5,500          5,500
      HILLSBOROUGH CNTY IDA
   +@ Educational Facilities RB
      (Berkeley Preparatory
      School, Inc) Series 1999
         2.75%, 10/07/05                                    4,545          4,545
  +~@ IDRB (University Community Hospital)
      Series 1994
         2.85%, 06/22/06                                   11,470         11,470
   +@ RB (Independent Day School) Series
      2000
         2.80%, 10/07/05                                      900            900
   +@ RB (Tampa Metropolitan Area YMCA)
      Series 2000
         2.80%, 10/07/05                                    7,600          7,600
      JACKSONVILLE ECONOMIC DEVELOPMENT
      COMMISSION
   +@ Educational Facilities RB
      (Episcopal High School)
      Series 2002
         2.75%, 10/07/05                                    5,600          5,600
   +@ RB (Bolles School) Series 1999A
         2.75%, 10/07/05                                    2,900          2,900
   +@ Refunding RB (YMCA of Florida First
      Coast) Series 2003
         2.75%, 10/07/05                                    4,900          4,900
   +@ Special Facility Airport RB (Holland
      Sheltair Aviation Group) Series 2004A-1
         2.80%, 10/07/05                                   10,355         10,355
      JACKSONVILLE HEALTH FACILITIES AUTH
   +@ RB (River Garden/The Coves)
      Series 1994
         2.80%, 10/07/05                                    3,110          3,110
      JACKSONVILLE HFA
   +@ M/F Housing RB (Brookwood
      Forest Apts) Series 2005
         2.82%, 10/07/05                                    4,000          4,000
      LAKE SHORE HOSPITAL AUTH
   +@ Health Facility RB (Lake
      Shore Hospital) Series 1991
         2.80%, 10/07/05                                    3,000          3,000
      LEE CNTY
   +@ Educational Facilities RB
      (Canterbury School) Series 1999
         2.80%, 10/07/05                                    6,000          6,000
      MANATEE CNTY HFA
   +@ M/F Housing RB (La Mirada
      Gardens) Series 2002A
         2.84%, 10/07/05                                    4,000          4,000
   +@ M/F Housing RB (Sabal Palm Harbor
      Apts) Series 2000A
         2.81%, 10/07/05                                    4,200          4,200
   +@ M/F Mortgage Refunding RB (Hampton
      Court) Series 1989A
         2.75%, 10/07/05                                    3,500          3,500
      MIAMI HEALTH FACILITIES AUTH
   +@ Refunding RB (Miami Jewish
      Home and Hospital for the
      Aged, Inc) Series 2005
         2.75%, 10/07/05                                    7,600          7,600
      MIAMI-DADE CNTY
      Aviation TECP (Miami
      International Airport)
      Series A
    +    2.58%, 10/11/05                                   43,975         43,975
    +    2.57%, 10/12/05                                  105,538        105,538
    +    2.58%, 10/13/05                                   20,000         20,000
 +~@/ GO Bonds Series 2005
         2.79%, 10/07/05                                   10,000         10,000
  +~@ Solid Waste System RB Series 2005
         2.79%, 10/07/05                                   10,965         10,965
      MIAMI-DADE CNTY IDA
  +~@ IDRB (Airis Miami LLC)
      Series 1999A
         2.83%, 10/07/05                                   14,100         14,100
   +@ RB (Belen Jesuit Preparatory School)
      Series 1999
         2.75%, 10/07/05                                    6,355          6,355
   +@ RB (Gulliver Schools) Series 2000
         2.80%, 10/07/05                                    3,800          3,800
      MIAMI-DADE CNTY SD
      RAN Series 2005
         2.62%, 06/27/06                                   25,000         25,248
      TAN Series 2005
         2.90%, 06/27/06                                   60,000         60,564
      NASSAU CNTY
   +@ Pollution Control Private Activity
      RB (Rayonier) Series 1999
         2.75%, 10/07/05                                    4,000          4,000
      OKEECHOBEE CNTY
   +@ Exempt Facility RB
      (Okeechobee Landfill) Series 1999
         2.80%, 10/07/05                                   15,000         15,000
      ORANGE CNTY HEALTH FINANCE AUTH
    + Refunding Program RB (Pooled
      Hospital Loan) Series 1985
         2.65%, 10/25/05                                   16,100         16,100

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      ORANGE CNTY HFA
   +@ M/F Guaranteed Mortgage
      Refunding RB (Sundown
      Associates II) Series 1989A
         2.80%, 10/07/05                                    4,600          4,600
   +@ M/F Housing RB (Alta Westgate Apts)
      Series 2005C
         2.82%, 10/07/05                                    6,920          6,920
   +@ M/F Housing RB (Palm Key Apts)
      Series 1997C
         2.77%, 10/07/05                                    5,000          5,000
   +@ M/F Housing Refunding RB (Andover
      Place Apts) Series 1998F
         2.80%, 10/07/05                                    7,770          7,770
   +@ M/F Housing Refunding RB (Post
      Fountains At Lee Vista) Series 1997E
         2.74%, 10/07/05                                    7,235          7,235
   +@ M/F Housing Refunding RB
      (Smokewood/Sun Key Apts) Series 1992A
         2.75%, 10/07/05                                   20,050         20,050
   +@ Refunding RB (Highland Pointe Apts)
      Series 1998J
         2.77%, 10/07/05                                    7,455          7,455
      ORANGE CNTY IDA
   +@ Educational Facilities RB
      (UCF Hospitality School
      Student Housing Foundation)
      Series 2004
         2.75%, 10/07/05                                    9,000          9,000
   +@ IDRB (Central Florida YMCA) Series 2002A
         2.80%, 10/07/05                                    4,100          4,100
   +@ IDRB (Goodwill Industries of Central
      Florida) Series 1999
         2.75%, 10/07/05                                    6,000          6,000
   +@ RB (Center For Drug Free Living)
      Series 1999
         2.75%, 10/07/05                                    8,815          8,815
      ORLANDO UTILITIES COMMISSION
   ~@ Water and Electric RB Series 2002B
         2.75%, 10/07/05                                    5,500          5,500
      PALM BEACH CNTY
   +@ Airport RB (Galaxy Aviation)
      Series 2000A
         2.81%, 10/07/05                                    8,000          8,000
   +@ Economic Development Refunding and
      Improvement RB (YMCA) Series 2003
         2.75%, 10/07/05                                   13,700         13,700
   +@ IDBR (South Florida Blood Banks)
      Series 2002
         2.75%, 10/07/05                                    8,075          8,075
   +@ IDRB (Palm Beach Day School) Series 1999
         2.75%, 10/07/05                                    7,000          7,000
   +@ RB (Norton Gallery and School of Art)
      Series 1995
         2.79%, 10/07/05                                    2,500          2,500
   +@ RB (Zoological Society of the Palm
      Beaches) Series 2001
         2.80%, 10/07/05                                    5,200          5,200
      PALM BEACH CNTY EDUCATIONAL
      FACILITIES AUTH
   +@ RB (Lynn University) Series 2001
         2.75%, 10/07/05                                   10,435         10,435
      PALM BEACH CNTY HEALTH FACILITIES AUTH
    + Refunding Program RB (Pooled
      Hospital Loan Program)
      Series 1985
         2.65%, 10/17/05                                    7,300          7,300
      PALM BEACH CNTY HFA
   +@ M/F Housing Refunding RB
      (Emerald Bay Club Apts)
      Series 2004
         2.78%, 10/07/05                                    6,000          6,000
      PALM BEACH CNTY SD
    + Sales Tax Revenue CP Notes
         2.57%, 10/06/05                                   55,000         55,000
      PASCO CNTY SD
  +~@ COP Series 1996
         2.75%, 10/07/05                                    7,000          7,000
      PINELLAS CNTY EDUCATIONAL FACILITIES AUTH
   +@ RB (Shorecrest Preparatory
      School) Series 2001
         2.77%, 10/07/05                                      905            905
   +@ Refunding RB (Canterbury School of
      Florida) Series 2004
         2.77%, 10/07/05                                    4,510          4,510
      PINELLAS CNTY HFA
   +@ M/F Housing RB (Greenwood
      Apts) Series 2002A
         2.80%, 10/07/05                                    6,460          6,460
      PINELLAS CNTY IDA
   +@ RB (Pact) Series 2003
         2.75%, 10/07/05                                    7,200          7,200
      PINELLAS CNTY INDUSTRY COUNCIL
   +@ RB (Operation Par) Series 1999
         2.80%, 10/07/05                                    4,465          4,465
      PORT ST LUCIE
  +~@ Utility System Refunding RB
      Series 2004A
         2.79%, 10/07/05                                   15,000         15,000
      REEDY CREEK IMPROVEMENT DISTRICT
  +~@ Utilities Refunding RB
      Series 2003-2
         2.78%, 10/07/05                                    7,585          7,585
      SANTA ROSA CNTY
   +@ Health Facilities RB
      (Baptist Hospital) Series 2003
         2.75%, 10/07/05                                    7,590          7,590
      SUNSHINE STATE GOVERNMENTAL
      FINANCING COMMISSION
   +~ CP Revenue Notes (Miami-Dade
      Cnty Program) Series G
         2.65%, 10/07/05                                    6,439          6,439
      TECP Series 1998A
   +~    2.50%, 10/07/05                                   15,000         15,000
   +~    2.62%, 11/03/05                                   21,207         21,207
      TAMPA
   +@ Health Care Facilities RB
      (Lifelink Foundation) Series 1997
         2.80%, 10/07/05                                    4,700          4,700
   +@ RB (Tampa Preparatory School) Series 2000
         2.75%, 10/07/05                                   10,100         10,100
      TAMPA BAY WATER AUTH
   +@ Utility System RB Series 2002
         2.80%, 10/07/05                                    6,900          6,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      UNIVERSITY OF SOUTH FLORIDA RESEARCH
      FOUNDATION
   +@ RB (Interdisciplinary
      Research Building) Series 2004A
         2.78%, 10/07/05                                   18,155         18,155
      VOLUSIA CNTY EDUCATIONAL FACILITIES
      AUTH
   +@ RB (Bethune-Cookman College)
      Series 2001
         2.75%, 10/07/05                                   10,475         10,475
                                                                     -----------
                                                                       1,283,229
      GEORGIA 4.4%
      ATLANTA
 +~@/ Airport General Refunding RB
      Series 2000A
         2.78%, 10/07/05                                   11,195         11,195
 +~@/ Airport General Refunding RB Series
      2000C
         2.83%, 10/07/05                                    3,385          3,385
  +~@ Airport General Refunding RB Series
      2003RF-D
         2.83%, 10/07/05                                    6,180          6,180
  +~@ Water and Wastewater RB Series 2004
         2.79%, 10/07/05                                    9,320          9,320
      ATLANTA DEVELOPMENT AUTH
 +~@/ Student Housing RB (Georgia
      State University) Series 2005A
         2.79%, 10/07/05                                    5,000          5,000
      ATLANTA URBAN RESIDENTIAL FINANCE
      AUTH
   +@ M/F Housing RB (Brentwood
      Creek Apts ) Series 1999
         2.80%, 10/07/05                                    4,425          4,425
   +@ M/F Housing RB (Brentwood Meadows
      Apts ) Series 1999
         2.80%, 10/07/05                                    2,865          2,865
   +@ M/F Housing RB (Brentwood Village
      Apts ) Series 1999
         2.80%, 10/07/05                                    5,810          5,810
   +@ M/F Housing RB (Carver Redevelopment
      Phase III) Series 2001
         2.80%, 10/07/05                                    3,440          3,440
   +@ M/F Housing RB (Delmonte/Brownlee
      Court) Series 2001A
         2.80%, 10/07/05                                    4,600          4,600
   +@ M/F Housing RB (Lindbergh City
      Center Apts) Series 2004
         2.82%, 10/07/05                                    5,000          5,000
   +@ M/F Housing RB (M St Apts) Series
      2003
         2.82%, 10/07/05                                    7,000          7,000
   +@ M/F Housing RB (Peaks at West
      Atlanta Apts) Series 2001
         2.80%, 10/07/05                                    4,900          4,900
   +@ M/F Sr Housing RB (Big Bethel
      Village) Series 2001
         2.80%, 10/07/05                                    4,400          4,400
      AUGUSTA HOUSING AUTH
   +@ M/F Housing RB (G-Hope)
      Series 2001
         2.80%, 10/07/05                                    3,685          3,685
      BARTOW CNTY
   +@ IDRB (Bartow Paving Co)
      Series 1998
         2.85%, 10/07/05                                    1,600          1,600
      BURKE CNTY DEVELOPMENT AUTH
 +~@/ Pollution Control RB
      (Georgia Power Co Plant
      Vogtle) Second Series 2005
         2.79%, 10/07/05                                   23,100         23,100
      CHEROKEE CNTY
   +@ IDRB (Universal Alloy Corp)
      Series 1996
         2.80%, 10/07/05                                    1,500          1,500
      CLAYTON CNTY DEVELOPMENT AUTH
   +@ IDRB (Wilson Holdings)
      Series 1998
         2.85%, 10/07/05                                      300            300
      CLAYTON CNTY HOUSING AUTH
   +@ M/F Housing RB (Hyde Park
      Club Apts) Series 1997
         2.80%, 10/07/05                                   11,895         11,895
      COBB CNTY HOUSING AUTH
   +@ M/F Housing RB (Walton Green
      Apts) Series 1995
         2.80%, 10/07/05                                   13,500         13,500
   +@ M/F Housing RB (Woodchase Village
      Apts) Series 2003
         2.84%, 10/07/05                                    4,000          4,000
   +@ M/F Housing Refunding RB (Walton
      Park Apts) Series 2000
         2.80%, 10/07/05                                   21,100         21,100
      COLUMBUS DEVELOPMENT AUTH
   +@ RB (Foundation Properties)
      Series 2002
         2.84%, 10/07/05                                   11,285         11,285
      COLUMBUS HOUSING AUTH
   +@ M/F Housing RB (Eagles Trace
      Apts) Series 2002
         2.80%, 10/07/05                                    6,200          6,200
      DALTON DEVELOPMENT AUTH
   +@ Revenue Certificates
      (Hamilton Health Care
      System) Series 2003B
         2.75%, 10/07/05                                    5,245          5,245
      DAWSON CNTY
   +@ IDRB (World Wide Mnfg)
      Series 1998
         2.85%, 10/07/05                                    1,950          1,950
      DEKALB CNTY DEVELOPMENT AUTH
   +@ RB (Arbor Montessori School)
      Series 1998
         2.80%, 10/07/05                                    1,100          1,100
      DEKALB CNTY HOUSING AUTH
   +@ M/F Housing RB (Brittany
      Apts) Series 2001
         2.81%, 10/07/05                                    8,000          8,000
   +@ M/F Housing RB (Eagles Trace Apts)
      Series 1996
         2.81%, 10/07/05                                    8,650          8,650
   +@ M/F Housing RB (Mountain Crest Apts)
      Series 2002
         2.80%, 10/07/05                                    7,775          7,775
   +@ M/F Housing RB (Villas of Friendly
      Heights Apts) Series 2001
         2.85%, 10/07/05                                    3,520          3,520
   +@ M/F Housing RB (Wesley Club Apts)
      Series 2002
         2.80%, 10/07/05                                    5,945          5,945

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT       VALUE
      RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
      DEKALB CNTY PUBLIC SAFETY AND JUDICIAL
      FACILITIES AUTH
  ~@/ RB Series 2004A
        2.79%, 10/07/05                                   17,910         17,910
      DOUGLAS CNTY IDA
   +@ IDRB (Blue Circle Aggregates)
      Series 1997
        2.80%, 10/07/05                                    3,800          3,800
      EFFINGHAM CNTY IDA
   +@ RB (TEMCOR) Series 2001
        2.80%, 10/07/05                                    3,355          3,355
      FORSYTH CNTY DEVELOPMENT AUTH
   +@ Economic Development RB
      (Federal Road) Series 2001
        2.80%, 10/07/05                                    6,700          6,700
      FULTON CNTY
  +~@ Water and Sewerage RB Series
      2004
        2.77%, 10/07/05                                   10,000         10,000
      FULTON CNTY DEVELOPMENT AUTH
   +@ RB (Atlanta International School)
      Series 1997
        2.80%, 10/07/05                                    2,500          2,500
   +@ RB (Trinity School) Series 2001
        2.80%, 10/07/05                                    7,000          7,000
      FULTON-DEKALB HOSPITAL AUTH
  +~@ Refunding Revenue Certificates
      Series 2003
        2.79%, 10/07/05                                    4,995          4,995
      GAINESVILLE REDEVELOPMENT AUTH
   +@ Educational Facilities RB
      (Riverside Military Academy)
      Series 1999
        2.75%, 10/07/05                                   29,300         29,300
      GEORGIA
  ~@/ GO Bonds Series 1998B
        2.79%, 10/07/05                                   20,245         20,245
   ~@ GO Bonds Series 2002B
        2.78%, 10/07/05                                    1,100          1,100
      GORDON CNTY DEVELOPMENT AUTH
   +@ RB (Constantine Dyeing)
      Series 2001
        2.80%, 10/07/05                                    3,020          3,020
      GWINNETT CNTY HOUSING AUTH
   +@ M/F Housing RB (Post Court)
      Series 1998
        2.74%, 10/07/05                                    5,000          5,000
      HART CNTY
   +@ Refunding RB and IDRB (Dundee Mills)
      Series 1994
        2.85%, 10/07/05                                    1,725          1,725
      HOUSTON CNTY DEVELOPMENT AUTH
   +@ IDRB (Douglas Asphalt Co)
      Series 2000
        2.85%, 10/07/05                                    1,500          1,500
      JEFFERSON CNTY DEVELOPMENT AUTH
   +@ IDRB (Grove River Mills)
      Series 1997
        2.85%, 10/07/05                                    1,500          1,500
      LAURENS CNTY DEVELOPMENT AUTH
   +@ Solid Waste Disposal RB
      (Southeast Paper Manufacturing Co)
      Series 1993
        2.80%, 10/07/05                                   25,000         25,000
   +@ Solid Waste Disposal RB (Southeast
      Paper Manufacturing Co) Series 1997
        2.80%, 10/07/05                                   26,000         26,000
      LAWRENCEVILLE HOUSING AUTH
  +@/ M/F Housing RB (Chatham Club
      Apts) Series 2002
        2.83%, 10/07/05                                    7,700          7,700
      LOWNDES CNTY DEVELOPMENT AUTH
   +@ M/F Housing RB (FMPH Valdosta)
      Series 1999
        2.80%, 10/07/05                                    4,735          4,735
      MACON-BIBB CNTY HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
      (Medical Center of Central
      Georgia) Series 1998
        2.75%, 10/07/05                                    4,000          4,000
      METROPOLITAN ATLANTA RAPID TRANSIT
      AUTH
    + Sales Tax Revenue CP BAN
      (Third Indenture) Series
      2004A
        2.60%, 10/05/05                                    5,000          5,000
    + Sales Tax Revenue CP BAN (Third
      Indenture) Series 2004B
        2.60%, 10/05/05                                    9,500          9,500
      MILLER CNTY DEVELOPMENT AUTH
   +@ IDRB (Birdsong Corp) Series
      2000
        2.80%, 10/07/05                                    2,500          2,500
      MUNICIPAL GAS AUTH OF GEORGIA
   +@ Gas RB (Gas Portfolio III)
      Series B
        2.77%, 10/07/05                                   54,900         54,900
      POOLER DEVELOPMENT AUTH
   +@ M/F Housing RB (Alta Towne
      Lake Apts) Series 2005
        2.80%, 10/07/05                                   19,500         19,500
      SAVANNAH ECONOMIC DEVELOPMENT AUTH
   +@ Exempt Facility RB (Georgia
      Kaolin Terminal) Series 1997
        2.80%, 10/07/05                                   11,000         11,000
   +@ Exempt Facility RB (Home Depot)
      Series 1995B
        2.79%, 10/07/05                                    5,000          5,000
   +@ First Mortgage RB (Marshes of Skidaway
      Island) Series 2003C
        2.83%, 10/07/05                                   15,000         15,000
      SAVANNAH HOUSING AUTH
   +@ M/F Housing RB (Indigo Pointe
      Apts) Series 2001A-1
        2.85%, 10/07/05                                    3,500          3,500
   +@ M/F Housing RB (Live Oak Plantation
      Apts) Series 2001A-1
        2.85%, 10/07/05                                    2,500          2,500
      SUMMERVILLE DEVELOPMENT AUTH
   +@ Exempt Facility RB (Image
      Industries) Series 1997
        2.85%, 10/07/05                                   11,000         11,000
      THOMASVILLE HOSPITAL AUTH
   +@ Revenue Anticipation Certificates
      (John D. Archbold Memorial
      Hospital) Series 2003
        2.75%, 10/07/05                                    5,900          5,900
      WALTON CNTY DEVELOPMENT AUTH
   +@ RB (Tucker Door and Trim Corp)
      Series 2000
        2.90%, 10/07/05                                    2,600          2,600

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT       VALUE
      RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
      WEBSTER CNTY IDA
   +@ IDRB (Tolleson Lumber Co)
      Series 1999
        2.80%, 10/07/05                                    4,000          4,000
      WHITFIELD CNTY DEVELOPMENT AUTH
   +@ RB (Product Concepts
      Residential) Series 2001
        2.80%, 10/07/05                                      480            480
      WINDER-BARROW INDUSTRIAL BUILDING AUTH
   +@ IDRB (Progress Container Corp)
      Series 2000
        2.85%, 10/07/05                                    2,405          2,405
      WORTH CNTY
   +@ Refunding IDRB (Seabrook
      Peanut Co) Series 1996B
        2.85%, 10/07/05                                    1,300          1,300
                                                                    -----------
                                                                        561,040
      HAWAII 0.3%
      HAWAII
  +~@ GO Bonds Series 2002CZ
        2.79%, 10/07/05                                    5,900          5,900
 +~@/ Special Purpose Refunding RB (Hawaiian
      Electric Co) Series 2000
        2.83%, 10/07/05                                    9,095          9,095
      HAWAII AIRPORTS SYSTEM
  +~@ Refunding RB Series 2000B
        2.83%, 10/07/05                                    2,215          2,215
      HAWAII HOUSING FINANCE AND
      DEVELOPMENT CORP
  ~@/ S/F Mortgage Purchase RB
        2.90%, 10/07/05                                    2,535          2,535
      HONOLULU CITY AND CNTY
  +~@ GO Bonds Series 2003A
        2.79%, 10/07/05                                   14,995         14,995
                                                                    -----------
                                                                         34,740
      IDAHO 0.4%
      IDAHO
      TAN Series 2005
        2.64%, 06/30/06                                   50,000         50,494
      IDAHO HFA
   +@ Housing RB (Assisted Living
      Concepts) Series 1997
        2.84%, 10/07/05                                    2,775          2,775
      IDAHO STATE UNIVERSITY FOUNDATION
   +@ RB (LE and Thelma E. Stephens
      Performing Arts Center)
      Series 2001
        2.76%, 10/07/05                                    3,955          3,955
                                                                    -----------
                                                                         57,224
      ILLINOIS 6.9%
      AURORA
   +@ M/F Housing Refunding RB
      (Apts of Fox Valley Villages)
      Series 1999A
        2.75%, 10/07/05                                    9,445          9,445
      CAROL STREAM
   +@ M/F Housing Refunding RB (St
      Charles Square) Series 1997
        2.87%, 10/07/05                                    4,415          4,415
      CHICAGO
  ~@/ Collateralized S/F Mortgage
      RB Series 1999A
        2.90%, 10/07/05                                    1,900          1,900
  +~@ GO Bonds Series 2003C
        2.78%, 10/07/05                                    5,000          5,000
      GO Project and Refunding Bonds
      Series 2005B
 +~@/   2.70%, 10/07/05                                   13,610         13,610
 +~@/   2.78%, 10/07/05                                    8,200          8,200
  +~@ GO Refunding Bonds Series 2003 B-1
        2.74%, 10/07/05                                    5,000          5,000
   +@ M/F Housing RB (Central Station Senior
      Housing) Series 2004
        2.80%, 10/07/05                                    9,500          9,500
   +@ M/F Housing RB (Central Station)
      Series 2004A
        2.80%, 10/07/05                                   25,170         25,170
 +~@/ Midway Airport RB Series 1998C
        2.79%, 10/07/05                                   24,480         24,480
 +~@/ Sales Tax Refunding RB Series 2005
        2.62%, 10/07/05                                    9,745          9,745
  ~@/ Sr Lien Water RB Series 2000
        2.79%, 10/07/05                                   12,975         12,975
      CHICAGO BOARD OF EDUCATION
 +~@/ Unlimited Tax GO Bonds
      Series 1997
        2.78%, 10/07/05                                    7,120          7,120
      CHICAGO O'HARE INTERNATIONAL AIRPORT
    + CP Notes Series 2005
        2.72%, 11/01/05                                   14,000         14,000
      CP Notes Series 2005
    +   2.60%, 10/05/05                                   32,000         32,000
    +   2.75%, 11/01/05                                   25,000         25,000
   +@ General Airport Second Lien RB
      Series 1988B
        2.78%, 10/07/05                                   12,300         12,300
   +@ General Airport Second Lien RB
      Series 1994B
        2.83%, 10/07/05                                   41,484         41,484
  +~@ General Airport Third Lien Refunding RB
      Series 2003A-2
        2.83%, 10/07/05                                    5,295          5,295
  +~@ General Airport Third Lien Refunding RB
      Series 2003B-2
        2.82%, 10/07/05                                   10,800         10,800
      Second Lien Passenger Facility
      Charge RB Series 2001A
 +~@/   2.82%, 10/07/05                                   11,070         11,070
  +~@   2.83%, 10/07/05                                    6,315          6,315
   +@ Special Facilities RB (O'Hare Tech
      Center II) Series 2002
        2.82%, 10/07/05                                   15,500         15,500
   +@ Special Facility Refunding RB
      (Lufthansa German Airlines) Series
      2001
        2.78%, 10/07/05                                   43,770         43,770
      COOK CNTY
   +@ RB (Bernard Zell Anshe Emet Day
      School) Series 2005
        2.78%, 10/07/05                                    7,500          7,500
   +@ RB (Catholic Theological Union)
      Series 2005
        2.77%, 10/07/05                                    4,000          4,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      EAST DUNDEE, KANE AND COOK COUNTIES
   +@ IDRB (Otto Engineering)
      Series 1998
         2.85%, 10/07/05                                    1,685          1,685
      ELMHURST
   +@ IDRB (Elm Machining Corp)
      Series 1997
         2.93%, 10/07/05                                    1,670          1,670
      HAMPSHIRE
   +@ IDRB (Poli-Film America)
      Series 1998A
         2.82%, 10/07/05                                    2,500          2,500
      ILLINOIS
  +~@ Civic Center Bonds Series 1991
         2.85%, 10/07/05                                    2,940          2,940
      GO Bonds (Illinois First) Series 2000
 +~@/    2.78%, 10/07/05                                    5,000          5,000
 +~@/    2.79%, 10/07/05                                   14,000         14,000
 +~@/ GO Bonds (Illinois First) Series 2002
         2.79%, 10/07/05                                   14,125         14,125
   ~@ GO Bonds Series 2004A
         2.78%, 10/07/05                                    6,675          6,675
      ILLINOIS DEVELOPMENT FINANCE AUTH
   +@ Economic Development RB
      (Korex Corp) Series 1990
         2.85%, 10/07/05                                    4,000          4,000
  +~@ Gas Supply Refunding RB (People's
      Gas) Series 2003E
         2.85%, 10/07/05                                   14,995         14,995
   +@ IDRB (Arc-Tronics) Series 1999
         2.79%, 10/07/05                                    1,785          1,785
   +@ IDRB (Camcraft Inc) Series 1993
         2.97%, 10/07/05                                    1,800          1,800
   +@ IDRB (Radiological Society of North
      America) Series 1997
         2.78%, 10/07/05                                    3,230          3,230
   +@ M/F Housing RB (Autumn Ridge Apts)
      Series 2005A
         2.74%, 10/07/05                                   12,400         12,400
   +@ Qualified Residential Rental Bonds (River
      Oaks) Series 1989
         2.80%, 10/07/05                                   32,000         32,000
   +@ RB (American College of Surgeons)
      Series 1996
         2.80%, 10/07/05                                   13,100         13,100
   +@ RB (Aurora Central Catholic High School)
      Series 1994
         3.02%, 10/07/05                                    1,000          1,000
   +@ RB (Carmel High School) Series 2003
         2.77%, 10/07/05                                    6,200          6,200
   +@ RB (Catholic Charities Housing
      Development Corp) Series 1993A
         2.92%, 10/07/05                                    9,160          9,160
   +@ RB (Catholic Charities Housing
      Development Corp) Series 1993B
         2.92%, 10/07/05                                      910            910
   +@ RB (Chicago Academy of Sciences)
      Series 1997
         2.77%, 10/07/05                                    2,615          2,615
   +@ RB (Chicago Academy of Sciences)
      Series 1998
         2.77%, 10/07/05                                    5,700          5,700
   +@ RB (Illinois Institute of Technology)
      Series 2004
         2.77%, 10/07/05                                    2,500          2,500
   +@ RB (Joan W. and Irving B. Harris Theater
      For Music and Dance) Series 2005
         2.77%, 10/07/05                                    8,200          8,200
   +@ RB (Lake Forest Academy) Series 1994
         2.77%, 10/07/05                                    4,000          4,000
   +@ RB (Lake Forest Country Day School)
      Series 2005
         2.77%, 10/07/05                                    4,000          4,000
   +@ RB (Loyola Academy) Series 2001
         2.77%, 10/07/05                                   10,000         10,000
   +@ RB (Perspectives Charter School)
      Series 2003
         2.77%, 10/07/05                                    5,500          5,500
   +@ RB (Presbyterian Homes Two Arbor Lane)
      Series 2001
         2.77%, 10/07/05                                    9,000          9,000
   +@ RB (Richard H. Driehaus Museum)
      Series 2005
         2.77%, 10/07/05                                    3,200          3,200
   +@ RB (Sacred Heart Schools) Series 2003
         2.77%, 10/07/05                                    7,100          7,100
   +@ RB (Slovak American Charitable
      Association) Series 2000
         2.77%, 10/07/05                                    7,650          7,650
  +@/ RB (St Ignatius College Prep) Series
      2002
         2.77%, 10/07/05                                    2,800          2,800
   +@ RB (St Ignatius College) Series 1994
         2.77%, 10/07/05                                   12,000         12,000
   +@ RB (Wheaton Academy) Series 1998
         2.77%, 10/07/05                                    9,000          9,000
  +~@ Water Facilities Refunding RB (Illinois-
      American Water Co) Series 2002
         2.83%, 10/07/05                                    5,000          5,000
      ILLINOIS EDUCATION FACILITY AUTH
   +@ RB (Chicago Historical Society)
      Series 1989
         2.78%, 10/07/05                                    7,600          7,600
  ~@/ RB (Northwestern University) Series
      2003
         2.79%, 10/07/05                                    7,010          7,010
 +~@/ RB (Shedd Aquarium) Series 1997
         2.77%, 10/07/05                                    2,000          2,000
      ILLINOIS HEALTH FACILITIES AUTH
   +@ RB (Bensenville Home Society)
      Series 1989A
         2.77%, 10/07/05                                    1,975          1,975
  +~@ RB (Ingalls Health System) Series
      1994
         2.18%, 10/07/05                                   17,810         17,810
   +@ RB (Villa St Benedict) Series 2003B
         2.83%, 10/07/05                                    9,585          9,585
   +@ RB (Washington and Jane Smith Home)
      Series 1991
         2.83%, 10/07/05                                    2,600          2,600
      ILLINOIS HOUSING DEVELOPMENT AUTH
   +@ M/F Mortgage Refunding RB
      (Hyde Park Tower Apts)
      Series 2000A
         2.79%, 10/07/05                                    4,500          4,500
      ILLINOIS STUDENT ASSISTANCE
      COMMISSION
   +@ Student Loan RB Series 1996A
         2.80%, 10/07/05                                    1,200          1,200
      ILLINOIS TOLL HIGHWAY AUTH
 +~@/ Sr Priority RB Series 2005A
         2.79%, 10/07/05                                   38,715         38,715

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      LOMBARD
   +@ Refunding IDRB (B&H Partnership)
      Series 1995
         3.15%, 10/07/05                                    1,850          1,850
      METROPOLITAN PIER AND EXPOSITION AUTH
 +~@/ Refunding Bonds (McCormick
      Place Expansion) Series 1998A
         2.79%, 10/07/05                                   14,355         14,355
 +~@/ Refunding Bonds (McCormick Place
      Expansion) Series 1999A-C
         2.79%, 10/07/05                                    9,790          9,790
 +~@/ Refunding Bonds (McCormick Place
      Expansion) Series 2002B
         2.77%, 10/07/05                                   18,490         18,490
      METROPOLITAN WATER RECLAMATION
      DISTRICT OF GREATER CHICAGO
   ~@ Unlimited Tax GO Refunding
      Bonds Series 2002A
         2.75%, 10/07/05                                      800            800
      MONTGOMERY SPECIAL SERVICE AREA NO.10
   +@ Special Tax Bonds (Blackberry
      Crossing West) Series 2004
         2.77%, 10/07/05                                   18,183         18,183
      PALATINE
   +@ Special Facility Limited Obligation
      RB (Little City for Community
      Development) Series 1998
         2.77%, 10/07/05                                    5,000          5,000
      REGIONAL TRANSPORTATION AUTH
 +~@/ GO Refunding Bonds Series
      1999
         2.79%, 10/07/05                                   21,785         21,785
      ROCKFORD
   +@ IDRB (Ring Can Corp) Series 1998
         2.80%, 10/07/05                                      940            940
   +@ IDRB (Rockford Industrial Welding Supply)
      Series 1996
         2.93%, 10/07/05                                    2,000          2,000
      SCHAUMBURG
 +~@/ GO Bonds Series 2004B
         2.78%, 10/07/05                                   10,835         10,835
      SOUTHWESTERN ILLINOIS DEVELOPMENT
      AUTH
   +@ Refunding IDRB (Holten Meat)
      Series 2004
         2.84%, 10/07/05                                    6,860          6,860
      UNIVERSITY OF ILLINOIS
 +~@/ Auxiliary Facilities RB
      Series 1999A
         2.77%, 10/07/05                                    3,500          3,500
      WHEELING
   +@ M/F Housing Refunding RB
      (Woodland Creek Apts II)
      Series 2002
         2.80%, 10/07/05                                   17,655         17,655
      WILL-KANKAKEE REGIONAL DEVELOPMENT
      AUTH
   +@ IDRB (Toltec Steel Services)
      Series 2002
         2.85%, 10/07/05                                    6,950          6,950
      WOODRIDGE
  +~@ M/F Housing Refunding RB
      (Hinsdale Lake Terrace Apts)
      Series 1990
         2.80%, 10/07/05                                   20,760         20,760
      YORKVILLE
   +@ IDRB (FE Wheaton and Co)
      Series 1996
         2.93%, 10/07/05                                      950            950
                                                                     -----------
                                                                         866,732
      INDIANA 1.6%
      ELKHART CNTY
   +@ Economic Development RB (West
      Plains Apts) Series 1998A
         2.82%, 10/07/05                                    1,800          1,800
      INDIANA DEVELOPMENT FINANCE AUTH
   +@ Environmental RB (PSI Energy)
      Series 2004A
         2.85%, 10/07/05                                   22,000         22,000
   +@ IDRB (Big Sky Park) Series 1999
         2.82%, 10/07/05                                    4,800          4,800
   +@ IDRB (Cives Corp) Series 1998
         2.80%, 10/07/05                                    7,150          7,150
      INDIANA EDUCATIONAL FACILITIES AUTH
   +@ RB (St Joseph's College)
      Series 2004
         2.76%, 10/07/05                                   12,000         12,000
      INDIANA HEALTH FACILITY FINANCING AUTH
  +~@ Hospital RB (Sisters of St
      Francis Health Services, Inc)
      Series 1999A
         2.79%, 10/07/05                                    7,605          7,605
      RB (Ascension Health Credit Group)
    @ Series 2001A-2
         2.72%, 06/01/06                                    9,000          9,000
      INDIANA HFA
  ~@/ S/F Mortgage RB Series
      1998D-2
         2.90%, 10/07/05                                    9,995          9,995
  ~@/ S/F Mortgage RB Series 2000B-2
         2.92%, 10/07/05                                    4,780          4,780
    @ S/F Mortgage RB Series 2004D-2
         2.30%, 12/15/05                                   60,650         60,650
      INDIANAPOLIS
   +@ M/F Housing RB (Nora Pines
      Apts) Series 2001
         2.81%, 10/07/05                                    9,275          9,275
 +~@/ Thermal Energy System RB Series 2001A
         2.79%, 10/07/05                                    9,900          9,900
      INDIANAPOLIS LOCAL PUBLIC IMPROVEMENT
      BOND BANK
  +~@ RB (Indianapolis Airport Auth)
      Series 2004I
         2.83%, 10/07/05                                   11,295         11,295
      MARION
   +@ Economic Development RB
      (Indiana Wesleyan University)
      Series 2000
         2.75%, 10/07/05                                    7,500          7,500
      ST JOSEPH CNTY
   +@ Economic Development RB
      (Corby Apts) Series 1997B
         2.87%, 10/07/05                                    3,430          3,430

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ Economic Development RB (Pin Oaks
      Apts) Series 1997A
         2.87%, 10/07/05                                    1,000          1,000
   +@ Economic Development RB (Western
      Manor Apts) Series 1997C
         2.87%, 10/07/05                                    2,130          2,130
      UNIVERSITY OF SOUTHERN INDIANA
  +~@ Auxiliary System RB Series 2001B
         2.76%, 10/07/05                                   10,400         10,400
      VIGO CNTY
   +@ Economic Development RB
      (Sisters of Providence)
      Series 2001
         2.83%, 10/07/05                                    3,500          3,500
      VINCENNES UNIVERSITY
   +@ Student Fee Bonds Series G
         2.74%, 10/07/05                                    5,730          5,730
                                                                     -----------
                                                                         203,940
      IOWA 1.0%
      IOWA FINANCE AUTH
   +@ Retirement Community RB
      (Western Home Communities)
      Series 2004
         2.80%, 10/07/05                                    1,100          1,100
      IOWA HIGHER EDUCATION LOAN AUTH
   +@ Private College Facility RB
      (Graceland University)
      Series 2003
         2.80%, 10/07/05                                    2,000          2,000
      IOWA SCHOOL CORPORATIONS
      Cash Anticipation Program
      Warrant Certificates Series
      2005-2006 A
    +  2.63%, 06/28/06                                     82,000         82,809
    +  2.68%, 06/28/06                                        220            222
      IOWA STUDENT LOAN LIQUIDITY CORP
  +~@ RB Series 1988B
         2.78%, 10/07/05                                   46,500         46,500
                                                                     -----------
                                                                         132,631
      KANSAS 0.8%
      DOUGLAS CNTY UNIFIED SD NO.497
      GO Temporary Notes Series
      2005-1
         2.64%, 07/12/06                                   32,200         32,531
      KANSAS DEPT OF TRANSPORTATION
  ~@/ Highway RB Series 1999
         2.79%, 10/07/05                                   37,500         37,500
      KANSAS DEVELOPMENT FINANCE AUTH
   +@ M/F Housing RB (Saddlewood
      Apts) Series 2004M
         2.85%, 10/07/05                                    6,400          6,400
      WICHITA
   +@ Airport Facility Refunding
      and Improvement RB
      (Flightsafety International)
      Series 1999-II
         2.78%, 10/07/05                                   26,170         26,170
                                                                     -----------
                                                                         102,601
      KENTUCKY 2.6%
      ELIZABETHTOWN
   +@ IDRB (ALTEC) Series 1997
         2.81%, 10/07/05                                    3,000          3,000
      JEFFERSON CNTY
   +@ M/F Housing Refunding RB
      (Camden Brookside Apts)
      Series 2002
         2.80%, 10/07/05                                    8,900          8,900
   +@ Sports Stadium RB (University of
      Louisville Athletic Association)
      Series 1997
         2.88%, 10/07/05                                    2,600          2,600
      KENTUCKY ASSET/LIABILITY COMMISSION
      PROJECT
      General Fund TRAN Series
      2005A
         2.67%, 06/28/06                                  225,000        227,155
      KENTUCKY HIGHER EDUCATION STUDENT
      LOAN CORP
  +~@ Insured RB Series 1991E
         2.83%, 10/07/05                                   12,600         12,600
  +~@ Insured RB Series 1996A
         2.83%, 10/07/05                                   23,850         23,850
      KENTUCKY HOUSING CORP
  ~@/ RB Series 1998F
         2.90%, 10/07/05                                   19,320         19,320
  ~@/ RB Series 2002A
         2.82%, 10/07/05                                    4,425          4,425
      KENTUCKY PROPERTY AND BUILDING
      COMMISSION
      Refunding RB Project No.84
  +~@ 2.78%, 10/07/05                                       4,500          4,500
  +~@ 2.79%, 10/07/05                                       6,840          6,840
      LOUISVILLE AND JEFFERSON CNTY
      METROPOLITAN SEWER DISTRICT
 +~@/ Sewage and Drainage System
      RB Series 1999A
         2.79%, 10/07/05                                    6,115          6,115
      LOUISVILLE AND JEFFERSON CNTY
      REGIONAL AIRPORT AUTH
      Special Facilities RB Series
    @ 1999C
         2.85%, 10/01/05                                    2,000          2,000
      RICHMOND
   +@ IDRB (Mikron) Series 1995
         2.79%, 10/07/05                                    7,175          7,175
                                                                     -----------
                                                                         328,480
      LOUISIANA 2.0%
      CALCASIEU PARISH IDB
   +@ Refunding IDRB (Weingarten
      Realty Investors) Series 1995
         2.80%, 10/07/05                                    1,990          1,990
      ERNEST N. MORIAL-NEW ORLEANS EXHIBIT
      HALL AUTH
  +~@ Sr Subordinate Special Tax
      Bonds Series 2003A
         2.79%, 10/07/05                                    4,995          4,995
      LAFAYETTE IDB
   +@ Refunding IDRB (Westwood
      Village) Series 1995
         2.80%, 10/07/05                                    3,735          3,735
      LAFAYETTE PUBLIC POWER AUTH
  +~@ Electric Refunding RB Series
      2003 A&B
         2.79%, 10/07/05                                    5,310          5,310

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      LAKE CHARLES HARBOR AND TERMINAL
      DISTRICT
   +@ Dock and Wharf RB (Conoco
      Inc) Series 2000
         2.84%, 10/07/05                                   10,500         10,500
      LOUISIANA
      Gas and Fuels Tax RB Series 2005A
 +~@/    2.78%, 10/07/05                                   15,970         15,970
  +~@    2.79%, 10/07/05                                    8,870          8,870
      LOUISIANA LOCAL GOVERNMENT
      ENVIRONMENTAL FACILITIES AND
      COMMUNITY DEVELOPMENT AUTH
   +@ RB (University of
      Louisiana-Monroe) Series 2004A
         2.77%, 10/07/05                                    8,000          8,000
   +@ RB (University of Louisiana-Monroe)
      Series 2004C
         2.77%, 10/07/05                                   12,515         12,515
      LOUISIANA OFFSHORE TERMINAL AUTH
   +@ Deepwater Port Refunding RB
      First State Series 1992A
         2.80%, 10/07/05                                   10,000         10,000
   +@ Deepwater Port Refunding RB Series
      2003B
         2.78%, 10/07/05                                    5,700          5,700
      LOUISIANA PUBLIC FACILITY AUTH
  +~@ Lease Purchase RB Series 2003
         2.85%, 10/07/05                                   30,000         30,000
   +@ RB (Tiger Athletic Foundation)
      Series 2004
         3.00%, 10/07/05                                   18,510         18,510
      NEW ORLEANS AVIATION BOARD
  +~@ Refunding Bonds Series 1993B
         2.86%, 10/07/05                                    4,560          4,560
      NEW ORLEANS IDB
   +@ M/F Housing RB (3700
      Orleans) Series 2000
         2.83%, 10/07/05                                   29,000         29,000
      ST JAMES PARISH
      Pollution Control Refunding
      RB (Texaco) Series 1988A
         2.60%, 10/13/05                                   44,030         44,030
      Pollution Control Refunding RB
      (Texaco) Series 1988B
         2.60%, 10/13/05                                   44,030         44,030
                                                                     -----------
                                                                         257,715
      MAINE 0.3%
      MAINE
      GO TAN
         2.70%, 06/30/06                                   22,500         22,712
      MAINE FINANCE AUTH
   +@ RB (Jackson Laboratory)
      Series 2002
         2.80%, 10/07/05                                    5,600          5,600
      MAINE HOUSING AUTH
   ~@ Mortgage Purchase Bonds
      Series 2002F-2
         2.83%, 10/07/05                                    4,175          4,175
                                                                     -----------
                                                                          32,487
      MARYLAND 0.9%
      BALTIMORE CNTY
   ~/ Consolidated Public
      Improvement TECP Series 2002
         2.60%, 10/05/05                                   47,200         47,200
      MARYLAND
  ~@/ GO Bonds (State and Local
      Facilities-Loan of 2003)
      First Series A
         2.79%, 10/07/05                                    5,900          5,900
      MARYLAND COMMUNITY DEVELOPMENT
      ADMINISTRATION
  ~@/ S/F Program Bonds Third
      Series 1999
         2.90%, 10/07/05                                   32,335         32,335
      MARYLAND ECONOMIC DEVELOPMENT CORP
   +@ IDRB (Dixon Valve and
      Coupling Co) Series 1998
         2.85%, 10/07/05                                    1,390          1,390
      MARYLAND ENERGY FINANCING
      ADMINISTRATION
   +@ Limited Obligation Local
      District Cooling Facilities
      RB (Comfort Link) Series 2001
         2.80%, 10/07/05                                   10,000         10,000
      MONTGOMERY CNTY HOUSING
      OPPORTUNITIES COMMISSION
   +@ RB (Oakfield Apartments)
      Series 2005I
         2.81%, 10/07/05                                   16,000         16,000
                                                                     -----------
                                                                         112,825
      MASSACHUSETTS 1.7%
      LAWRENCE
      School BAN
         2.28%, 12/22/05                                   12,000         12,026
      MASSACHUSETTS
   ~@ GO Bonds Consolidated Loan
      Series 2000C
         2.77%, 10/07/05                                   10,000         10,000
 +~@/ GO Bonds Consolidated Loan Series
      2001D
         2.78%, 10/07/05                                    2,785          2,785
   ~@ GO Bonds Consolidated Loan Series
      2004A
         2.78%, 10/07/05                                    2,495          2,495
      GO Bonds Consolidated Loan Series
      2005A
 +~@/ 2.68%, 10/07/05                                       5,500          5,500
  +~@ 2.77%, 10/07/05                                       5,000          5,000
   ~@ GO Refunding Bonds Series 2001C
         2.82%, 10/07/05                                      300            300
   ~@ GO Refunding Bonds Series 2005A
         2.76%, 10/07/05                                    1,000          1,000
  +~@ Lease RB (Route 3 North
      Transportation Improvements) Series
      2002B
         2.75%, 10/07/05                                    1,300          1,300
 +~@/ Special Obligation Dedicated Tax RB
      Series 2005
         2.78%, 10/07/05                                   29,700         29,700
 +~@/ Special Obligation RB Consolidated
      Loan Series 2005A
         2.77%, 10/07/05                                    3,520          3,520
    ~ TECP Series D
         2.68%, 10/07/05                                   25,000         25,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      MASSACHUSETTS BAY TRANSIT AUTH
  +~@ General Transportation
      System Bonds Series 1999A
         2.77%, 10/07/05                                    9,000          9,000
      MASSACHUSETTS BAY TRANSPORTATION AUTH
  ~@/ Assessment Bonds Series 2005A
         2.78%, 10/07/05                                    1,000          1,000
   ~@ Sr Sales Tax Bonds Series 2005A
         2.78%, 10/07/05                                   16,785         16,785
  ~@/ Sr Sales Tax RB Series 2005A
         2.77%, 10/07/05                                    6,905          6,905
      MASSACHUSETTS DEVELOPMENT FINANCE
      AGENCY
   +@ M/F Housing RB (Archstone
      Reading Apts) Series 2004A
         2.79%, 10/07/05                                    1,500          1,500
   +@ M/F Housing Refunding RB (Kensington
      at Chelmsford) Series 2002
         2.78%, 09/30/05                                      350            350
   +@ RB (FIBA Technologies) Series 2003
         2.84%, 10/07/05                                      200            200
   +@ RB (Fessenden School) Series 2001
         2.80%, 10/07/05                                    3,000          3,000
   +@ RB (Gordon College) Series 2002
         2.78%, 10/07/05                                    1,500          1,500
  +~@ RB (Wentworth Institute of
      Technology) Series 2000
         2.75%, 10/07/05                                    1,585          1,585
   +@ RB (YMCA of Greater Boston) Series
      2004A
         2.77%, 10/07/05                                      900            900
      MASSACHUSETTS HEALTH AND EDUCATIONAL
      FACILITIES AUTH
  +~@ RB (Baystate Medical Center)
      Series D
         2.77%, 10/07/05                                   32,500         32,500
   ~@ RB (MIT) Series K
         2.78%, 10/07/05                                    6,710          6,710
  +~@ RB (Winchester Hospital) Series D
         2.78%, 10/07/05                                    3,000          3,000
 +~@/ RB (Worcester City Campus Corp)
      Series 2005D
         2.77%, 10/07/05                                    4,795          4,795
      MASSACHUSETTS IFA
   +@ RB (New England College of
      Optometry) Series 1997
         2.78%, 10/07/05                                      605            605
      MASSACHUSETTS PORT AUTH
  +~@ RB Series 2005 A&C
         2.78%, 10/07/05                                    6,950          6,950
      MASSACHUSETTS TURNPIKE AUTH
 +~@/ Subordinate RB (Metropolitan
      Highway System) Series 1999A
         2.77%, 10/07/05                                    7,110          7,110
      MASSACHUSETTS WATER POLLUTION
      ABATEMENT TRUST
   ~@ Pool Program Bonds Series 5
         2.77%, 10/07/05                                    5,000          5,000
      MASSACHUSETTS WATER RESOURCES AUTH
      General Refunding RB Series
      2005A
  +~@    2.77%, 10/07/05                                    3,968          3,968
 +~@/    2.77%, 10/07/05                                    2,200          2,200
                                                                     -----------
                                                                         214,189
      MICHIGAN 4.1%
      ALLEN PARK PUBLIC SCHOOLS
   ~@ Unlimited Tax School
      Building Bonds Series 2003
         2.79%, 10/07/05                                   10,760         10,760
      ANN ARBOR ECONOMIC DEVELOPMENT CORP
   +@ Limited Obligation RB
      (Glacier Hills) Series 2000A
         2.80%, 10/07/05                                   22,100         22,100
   +@ Limited Obligation Refunding RB
      (Glacier Hills) Series 2000B
         2.75%, 10/07/05                                    8,685          8,685
      DETROIT
 +~@/ Sewage Disposal System RB
      Series 1999A
         2.79%, 10/07/05                                   34,650         34,650
 +~@/ Sewage Disposal System Second Lien
      RB Series 2001B
         2.83%, 10/07/05                                    4,260          4,260
      DETROIT SD
 +~@/ School Building and Site
      Improvement Bonds Series
      2001A
         2.83%, 10/07/05                                    4,620          4,620
      GEORGETOWN ECONOMIC DEVELOPMENT CORP
   +@ Limited Obligation RB
      (Sunset Manor) Series 2000
         2.75%, 10/07/05                                    8,860          8,860
      GRAND RAPIDS ECONOMIC DEVELOPMENT
      CORP
   +@ Refunding RB (Amway Hotel
      Corp) Series 1991A
         2.84%, 10/07/05                                    8,755          8,755
      JACKSON CNTY HOSPITAL FINANCE AUTH
   +@ Refunding RB (W.A. Foote
      Memorial Hospital) Series
      2005B
         2.77%, 10/07/05                                   10,000         10,000
      MACOMB CNTY HOSPITAL FINANCE AUTH
   +@ Refunding RB (Mt Clemens
      General Hospital) Series
      2003A-2
         2.99%, 10/01/05                                    9,100          9,100
      MICHIGAN BUILDING AUTH
    + TECP Series 4
         2.68%, 10/13/05                                   50,000         50,000
      MICHIGAN HIGHER EDUCATION FACILITIES
      AUTH
   +@ Limited Obligation Refunding
      RB (Hope College) Series 2004
         2.78%, 10/07/05                                    3,805          3,805
      MICHIGAN HOSPITAL FINANCING AUTH
   +@ Refunding RB (Crittenton
      Hospital Medical Center)
      Series 2003A
         2.84%, 10/07/05                                   15,400         15,400
      MICHIGAN HOUSING DEVELOPMENT AUTH
 +~@/ S/F Mortgage RB Series 2001A
         2.83%, 10/07/05                                    3,430          3,430
      MICHIGAN JOB DEVELOPMENT AUTH
   +@ Limited Obligation RB
      (Frankenmuth Bavarian Inn
      Motor Lodge) Series 1985
         2.57%, 10/30/05                                    7,100          7,100

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      MICHIGAN MUNICIPAL BOND AUTH
    + Revenue Notes (Detroit SD)
      Series C
         3.03%, 08/18/06                                   20,000         20,208
      Revenue Notes Series 2005B-1
         2.87%, 08/18/06                                   20,000         20,193
      MICHIGAN STRATEGIC FUND
   +@ Limited Obligation RB
      (Advance Plastics Corp)
      Series 1996
         2.91%, 10/07/05                                      870            870
   +@ Limited Obligation RB (American
      Cancer Society) Series 2000
         2.82%, 10/07/05                                    4,210          4,210
   +@ Limited Obligation RB (Detroit
      Symphony Orchestra) Series 2001A
         2.80%, 10/01/05                                    5,255          5,255
   +@ Limited Obligation RB (EPI Printers)
      Series 1997
         2.91%, 10/07/05                                      720            720
   +@ Limited Obligation RB (Mans) Series
      1991
         2.91%, 10/07/05                                      420            420
   +@ Limited Obligation RB (Mans) Series
      1998B
         2.91%, 10/07/05                                      935            935
   +@ Limited Obligation RB (United
      Machining) Series 1998
         2.91%, 10/07/05                                    4,000          4,000
  +~@ Limited Obligation Refunding RB
      (Detroit Edison Co) Series 2003A
         2.83%, 10/07/05                                    5,995          5,995
  +~@ Limited Obligation Refunding RB
      (Detroit Edison Co.) Series 1999C
         2.82%, 10/07/05                                    9,245          9,245
      MICHIGAN TRUNK LINE FUND
  +~@ Refunding Bonds Series 1998A
         2.77%, 10/07/05                                   46,666         46,666
      OAKLAND CNTY
   +@ Limited Obligation RB (Husky
      Envelope Products) Series
      1999
         2.91%, 10/07/05                                    1,840          1,840
   +@ Limited Obligation RB (Pontiac
      Vision 2000 Schools) Series 2000
         2.80%, 10/07/05                                    8,300          8,300
      WAYNE CNTY
  +~@ Airport Jr Lien RB (Detroit
      Metropolitan Wayne Cnty
      Airport) Series 2001
         2.80%, 10/07/05                                   18,075         18,075
  +~@ Airport RB (Detroit Metropolitan
      Wayne Cnty Airport) Series 2002A
         2.78%, 10/07/05                                  122,970        122,970
  +~@ Airport Refunding RB (Detroit
      Metropolitan Wayne Cnty Airport)
      Series 1996B
         2.78%, 10/07/05                                   24,940         24,940
      WAYNE CNTY AIRPORT AUTH
 +~@/ RB (Detroit Metropolitan
      Airport) Series 2005
         2.82%, 10/07/05                                    2,750          2,750
  +~@ RB (Detroit Metropolitan Wayne Cnty
      Airport) Series 2005
         2.74%, 10/07/05                                   18,400         18,400
                                                                     -----------
                                                                         517,517
      MINNESOTA 2.4%
      ANDOVER
   +@ Sr Housing Refunding RB
      (Presbyterian Homes) Series
      2003
         2.74%, 10/07/05                                    6,500          6,500
      BLOOMINGTON PORT AUTH
  +~@ Special Tax Refunding RB
      (Mall of America) Series
      1999B
         2.80%, 10/07/05                                   21,700         21,700
      BURNSVILLE
   +@ M/F Housing Refunding RB
      (Southwind Apts) Series 2004
         2.74%, 10/07/05                                    8,350          8,350
      COHASSET
   +@ Refunding RB (Minnesota
      Power & Light Co) Series
      1997A
         2.80%, 10/01/05                                    4,105          4,105
      EDEN PRAIRIE
   +@ M/F Housing RB (Eden Prairie
      Leased Housing Associaties
      I) Series 2003A
         2.85%, 10/07/05                                    6,000          6,000
      HENNEPIN CNTY
    @ GO Refunding Bonds Series
      1996C
         2.85%, 10/07/05                                    1,350          1,350
      HENNEPIN CNTY HOUSING AND
      REDEVELOPMENT AUTH
  +@/ M/F Housing Refunding RB
      (Stone Arch Apts) Series 2002
         2.79%, 10/07/05                                    2,800          2,800
      INVER GROVE HEIGHTS
   +@ Sr Housing Refunding RB
      (PHM/Inver Grove, Inc)
      Series 2005
         2.74%, 10/07/05                                    6,000          6,000
      MENDOTA HEIGHTS
   +@ Refunding IDRB (Dakota
      Business Plaza) Series 2000
         3.01%, 10/07/05                                    2,300          2,300
      MINNEAPOLIS
   +@ RB (Guthrie Theater) Series
      2003A
         2.75%, 10/07/05                                   18,000         18,000
      MINNEAPOLIS-ST PAUL METROPOLITAN
      AIRPORTS COMMISSION
 +~@/ RB Series 2000B
         2.83%, 10/07/05                                    5,225          5,225
  +~@ Subordinate Refunding RB Series 2005B
         2.83%, 10/07/05                                    6,000          6,000
    + Subordinate Revenue CP Notes Series A
         2.60%, 10/05/05                                   14,119         14,119
    + Subordinate Revenue TECP Series B
         2.65%, 10/07/05                                    6,768          6,768
      MINNESOTA
      COP (Minnesota SD Credit
      Enhancement Program) Series
      2005
         2.96%, 09/12/06                                   30,000         30,288

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      MINNESOTA AGRICULTURAL AND ECONOMIC
      DEVELOPMENT BOARD
   +@ RB (Evangelical Lutheran
      Good Samaritan Society)
      Series 1996
         2.80%, 10/07/05                                    7,400          7,400
      MINNESOTA HFA
   ~@ Residential Housing Finance
      Bonds Series 2003B
         2.83%, 10/07/05                                    6,000          6,000
   ~@ Residential Housing Finance Bonds
      Series 2004G
         2.77%, 10/07/05                                   17,910         17,910
   ~@ Residential Housing Finance Bonds
      Series 2005M
         2.83%, 10/07/05                                   58,000         58,000
      MINNESOTA HIGHER EDUCATION
      FACILITIES AUTH
   +@ RB (Trustees of the Hamline
      University of Minnesota)
      Series Six-E1
         2.77%, 10/07/05                                    3,000          3,000
   +@ RB (Trustees of the Hamline
      University of Minnesota) Series
      Six-E2
         2.77%, 10/07/05                                    4,000          4,000
   +@ RB (University of St Thomas) Series 4-O
         2.76%, 10/07/05                                    9,700          9,700
   +@ RB (University of St Thomas) Series 5-I
         2.76%, 10/07/05                                    3,600          3,600
      ROCHESTER
      Health Care Facilities RB
      (Mayo Foundation) Series 1992C
         2.65%, 10/06/05                                   20,200         20,200
      ROCHESTER HEALTH CARE FACILITIES
    ~ RB (Mayo Foundation) Series 2001A
            2.68%, 10/06/05                                15,000         15,000
    ~ RB (Mayo Foundation) Series 2001B
         2.68%, 10/06/05                                   10,600         10,600
      ST LOUIS PARK
   +@ M/F Housing RB (At The Park)
      Series 2002A
         2.90%, 10/07/05                                    3,300          3,300
      ST PAUL HOUSING AND REDEVELOPMENT
      AUTH
   +@ District Heating RB Series 1999D
         2.80%, 10/07/05                                    3,230          3,230
                                                                     -----------
                                                                         301,445
      MISSISSIPPI 0.3%
      MISSISSIPPI
  ~@/ GO Refunding Bonds Series 2001
         2.79%, 10/07/05                                   14,880         14,880
      MISSISSIPPI BUSINESS FINANCE CORP
   +@ IDRB (Electric Mills Wood
      Preserving) Series 1999
         2.88%, 10/07/05                                    5,000          5,000
   +@ IDRB (Omega Motion) Series 1996
           2.80%, 10/07/05                                  4,000          4,000
   +@ IDRB (VC Regional Assembly and
      Manufacturing) Series 2003
         2.79%, 10/07/05                                    9,210          9,210
      MISSISSIPPI HOME CORP
 +~@/ S/F Mortgage RB Series 1997C
         2.90%, 10/07/05                                    2,755          2,755
                                                                     -----------
                                                                          35,845
      MISSOURI 0.2%
      MISSOURI DEVELOPMENT FINANCE BOARD
   +@ IDRB (Milbank Manufacturing
      Co) Series 1997
         2.94%, 10/07/05                                    3,000          3,000
      ST CHARLES CNTY IDA
   +@ M/F Housing Refunding  RB
      (Time Centre Apts Phase I)
      Series 2004A
         2.79%, 10/07/05                                   15,600         15,600
   +@ M/F Housing Refunding  RB (Time
      Centre Apts Phase II) Series 2004B
         2.83%, 10/07/05                                    4,500          4,500
      ST LOUIS IDA
   +@ IDRB (Kessler Container)
      Series 1997A
         2.80%, 10/07/05                                    1,800          1,800
      WASHINGTON IDA
   +@ IDRB (Pauwels Transformers)
      Series 1995
         3.05%, 10/07/05                                    2,600          2,600
                                                                     -----------
                                                                          27,500
      NEBRASKA 0.4%
      AMERICAN PUBLIC ENERGY AGENCY
   ~@ Gas Supply RB Series 2005A
         2.73%, 10/07/05                                   20,783         20,783
      NEBRASKA EDUCATIONAL FINANCE AUTH
  +~@ RB (Creighton University)
      Series 2003
         2.80%, 10/01/05                                    4,200          4,200
      NEBRASKA INVESTMENT FINANCE AUTH
  ~@/ S/F Housing RB Series 1998G
         2.90%, 10/07/05                                   10,735         10,735
  ~@/ S/F Housing RB Series 1999E
         2.82%, 10/07/05                                      225            225
      STANTON CNTY
    @ IDRB (Nucor Corp) Series 1996
         2.82%, 10/07/05                                   19,300         19,300
                                                                     -----------
                                                                          55,243
      NEVADA 2.4%
      CLARK CNTY
  +~@ Airport System Subordinate
      Lien RB Series 2005D-1
         2.76%, 10/07/05                                   38,600         38,600
  +~@ Airport System Subordinate Lien RB
      Series 2005D-2
         2.78%, 10/07/05                                    4,780          4,780
  +~@ Airport System Subordinate Lien RB
      Series 2005D-3
         2.78%, 10/07/05                                    7,280          7,280
   +@ Economic Development RB (UNLV
      Foundation) Series 1999
         2.76%, 10/07/05                                      345            345
   +@ IDRB (Southwest Gas Corp) Series 2003A
         2.83%, 10/07/05                                   12,500         12,500
 +~@/ IDRB (Southwest Gas Corp) Series 2004A
         2.80%, 10/07/05                                    3,167          3,167
  +~@ Passenger Facility Charge Refunding
      RB (Las Vegas-McCarran International
      Airport) Series 2005A-2
         2.78%, 10/07/05                                   26,000         26,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      CLARK CNTY SD
 +~@/ GO (Limited Tax) Building
      Bonds Series 2001F
         2.77%, 10/07/05                                   21,715         21,715
  +~@ GO (Limited Tax) Refunding Bonds
      Series 2005A
         2.79%, 10/07/05                                   10,975         10,975
      LAS VEGAS CONVENTION AND VISITORS
      AUTH
  +~@ Refunding RB Series 2005
         2.79%, 10/07/05                                    4,185          4,185
      LAS VEGAS VALLEY WATER DISTRICT
    ~ GO (Limited Tax) Water CP
      Notes Series 2004 A&B
         2.60%, 11/08/05                                    9,600          9,600
  +~@ GO Refunding Bonds Series 2005A
         2.79%, 10/07/05                                   37,025         37,025
      NEVADA
  +~@ Highway Improvement (Motor
      Vehicle Fuel Tax) RB Series
      2003
         2.78%, 10/07/05                                    2,193          2,193
      NEVADA HOUSING DIVISION
   +@ M/F Housing RB (Apache Pines
      Apts) Series 1999A
         2.80%, 10/07/05                                    7,415          7,415
   +@ M/F Housing RB (Banbridge Apts)
      Series 2000A
         2.80%, 10/07/05                                    3,960          3,960
   +@ M/F Housing RB (Bluffs Apts) Series
      2002A
         2.80%, 10/07/05                                   17,850         17,850
   +@ M/F Housing RB (City Center) Series
      2000A
         2.80%, 10/07/05                                    7,550          7,550
   +@ M/F Housing RB (Home Suites) Series
      1989A
         2.83%, 10/07/05                                    4,700          4,700
   +@ M/F Housing RB (Sierra Pointe Apts)
      Series 2005
         2.80%, 10/07/05                                    9,985          9,985
   +@ M/F Housing RB (Silver Pines Apts)
      Series 2002A
         2.83%, 10/07/05                                    5,500          5,500
   +@ M/F Housing RB (Silver Terrace Apts)
      Series 2003A
         2.80%, 10/07/05                                    5,150          5,150
   +@ M/F Housing RB (St Rose Seniors
      Apts) Series 2002A
         2.80%, 10/07/05                                   14,770         14,770
   +@ M/F Housing RB (Sundance Village
      Apts) Series 2004
         2.80%, 10/07/05                                   15,000         15,000
   +@ M/F Housing Refunding RB (Oakmont)
      Series 2002
         2.80%, 10/07/05                                    4,350          4,350
      WASHOE CNTY
 +~@/ GO Refunding Bonds
      (Convention Center) Series
      2001A
         2.78%, 10/07/05                                   26,000         26,000
                                                                     -----------
                                                                         300,595
      NEW HAMPSHIRE 0.4%
      NEW HAMPSHIRE BUSINESS FINANCE AUTH
   +@ Solid Waste Disposal RB
      (Lonza Biologics) Series 2003
         2.86%, 10/07/05                                   30,000         30,000
      NEW HAMPSHIRE HEALTH AND EDUCATIONAL
      FACILITIES AUTH
   +@ RB (Easter Seals New
      Hampshire) Series 2004A
         2.80%, 10/07/05                                    6,060          6,060
   +@ RB (Frisbie Memorial Hospital)
      Series 2005
         2.80%, 10/07/05                                    5,115          5,115
   +@ RB (Riverwoods) Series 2003
         2.81%, 10/07/05                                    3,085          3,085
      NEW HAMPSHIRE HFA
 +~@/ S/F Mortgage Acquisition RB
      Series 1997C
         2.90%, 10/07/05                                    1,715          1,715
 +~@/ S/F Mortgage Acquisition RB Series
      1998B
         2.90%, 10/07/05                                    9,730          9,730
                                                                     -----------
                                                                          55,705
      NEW JERSEY 2.1%
      DELAWARE RIVER PORT AUTH
 +~@/ RB Series 1999
         2.78%, 10/07/05                                    1,000          1,000
      NEW JERSEY
      TRAN Series Fiscal 2006A
      2.80%, 06/23/06                                     150,000        151,276
      2.84%, 06/23/06                                      75,000         75,617
      NEW JERSEY TRANSPORTATION TRUST FUND
      AUTH
  ~@/ Transportation System RB
      Series 1998A
         2.78%, 10/07/05                                    4,500          4,500
      NEW JERSEY TURNPIKE AUTH
 +~@/ RB Series 2000A
         2.78%, 10/07/05                                    6,100          6,100
  +~@ RB Series 2004C-2
         2.78%, 10/07/05                                   22,445         22,445
  +~@ RB Series C
         2.78%, 10/07/05                                    2,995          2,995
                                                                     -----------
                                                                         263,933
      NEW MEXICO 0.2%
      FARMINGTON
   +@ Hospital RB (San Juan
      Regional Medical Center)
      Series 2004B
         2.78%, 10/07/05                                    5,000          5,000
      SANTA FE
   +@ Tax Subordinate Lien
      Wastewater System RB Series
      1997B
         2.80%, 10/07/05                                   16,800         16,800
                                                                     -----------
                                                                          21,800
      NEW YORK 4.6%
      LONG ISLAND POWER AUTH
 +~@/ Electric System RB Series
      1998A
         2.78%, 10/07/05                                   10,970         10,970
      NEW YORK CITY
 +~@/ GO Bonds Fiscal 2002 Series A
         2.78%, 10/07/05                                   15,000         15,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
 +~@/ GO Bonds Fiscal 2004 Series F
         2.82%, 10/07/05                                   50,000         50,000
   +@ GO Bonds Fiscal 2004 Series H-7
         2.79%, 10/01/05                                    4,000          4,000
      NEW YORK CITY HEALTH AND HOSPITALS
      CORP
 +~@/ Health System Bonds Series
      1999A
         2.78%, 10/07/05                                    8,000          8,000
      NEW YORK CITY HOUSING DEVELOPMENT
      CORP
   +@ M/F Mortgage RB (2 Gold
      Street) Series 2003A
         2.77%, 10/07/05                                      500            500
   +@ M/F Rental Housing RB (One Columbus
      Place) Series 1998A
         2.76%, 10/07/05                                    9,500          9,500
   +@ M/F Rental Housing RB (Sierra)
      Series 2003A
         2.76%, 10/07/05                                    6,115          6,115
      NEW YORK CITY MUNICIPAL WATER
      FINANCE AUTH
    ~ TECP Notes Series 1
         2.72%, 12/15/05                                   30,000         30,000
  +~@ Water and Sewer System RB Fiscal
      1993C
         2.80%, 10/01/05                                    2,500          2,500
 +~@/ Water and Sewer System RB Series
      2002G
         2.78%, 10/07/05                                   13,545         13,545
  +~@ Water and Sewer System RB Series
      2005D
         2.78%, 10/07/05                                   11,490         11,490
  ~@/ Water and Sewer System Refunding RB
      Series 2005D
         2.78%, 10/07/05                                   18,800         18,800
      NEW YORK CITY TRANSITIONAL FINANCE
      AUTH
   ~@ Future Tax Secured Refunding
      Bonds Fiscal 2003 Series A
         2.78%, 10/07/05                                    4,640          4,640
      NEW YORK STATE
    + Environmental Quality 1986
      GO Bonds Series 1998A
         2.68%, 12/08/05                                   16,500         16,500
      NEW YORK STATE DORMITORY AUTH
 +~@/ RB (State University
      Educational Facilities)
      Series 2000B
         2.76%, 10/07/05                                   20,000         20,000
      NEW YORK STATE ENERGY RESEARCH
      DEVELOPMENT AUTH
 +~@/ Gas Facilities RB (Brooklyn
      Union Gas) Series 1996
         2.76%, 10/07/05                                    1,570          1,570
      NEW YORK STATE HFA
   +@ RB (101 West End Ave) Series
      1998A
         2.78%, 10/07/05                                   23,200         23,200
   +@ RB (101 West End Ave) Series 1999A
         2.78%, 10/07/05                                   25,750         25,750
   +@ RB (150 E 44th St) Series 2000A
         2.78%, 10/07/05                                   30,000         30,000
   +@ RB (250 W 50th St) Series 1997A
         2.80%, 10/07/05                                    1,400          1,400
   +@ RB (345 E 94th St) Series 1998A
         2.78%, 10/07/05                                      565            565
   +@ RB (345 E 94th St) Series 1999A
         2.78%, 10/07/05                                    6,500          6,500
   +@ RB (350 W 43rd St) Series 2002A
         2.76%, 10/07/05                                    6,400          6,400
   +@ RB (Avalon Chrystie Place I) Series
      2004A
         2.77%, 10/07/05                                   10,300         10,300
   +@ RB (The Helena) Series 2003A
         2.80%, 10/07/05                                   12,200         12,200
   +@ RB (W 20th St) Series 2001A
         2.76%, 10/07/05                                   19,300         19,300
   +@ RB (W 23rd St) Series 2002A
         2.78%, 10/07/05                                   72,100         72,100
   +@ RB (W 33rd St) Series 2003A
         2.76%, 10/07/05                                   25,700         25,700
      NEW YORK STATE MORTGAGE AGENCY
  ~@/ Homeowner Mortgage RB Series
      77A
         2.78%, 10/07/05                                   10,700         10,700
  ~@/ Homeowner Mortgage RB Series 79
         2.78%, 10/07/05                                   14,995         14,995
  ~@/ S/F Mortgage RB Series 92
         2.78%, 10/07/05                                    3,035          3,035
      NEW YORK STATE THRUWAY AUTH
 +~@/ General RB Series 2005F
         2.78%, 10/07/05                                    8,000          8,000
      PITTSFORD CENTRAL SD
      BAN Series 2005
         2.85%, 06/20/06                                   17,715         17,858
      PORT AUTH OF NEW YORK AND NEW JERSEY
  +~@ Consolidated Bonds 139th
      Series
         2.71%, 10/07/05                                   20,000         20,000
 +~@/ Consolidated Bonds 140th Series
         2.78%, 10/07/05                                    5,000          5,000
 +~@/ Consolidated Bonds 141st Series
         2.80%, 10/07/05                                    6,585          6,585
      TRIBOROUGH BRIDGE AND TUNNEL AUTH
   ~@ General Refunding RB Series
      2002B
         2.78%, 10/07/05                                    9,995          9,995
      WESTCHESTER CNTY IDA
   +@ IDRB (Levister Redevelopment
      Co) Series 2001A
         2.80%, 10/07/05                                    1,000          1,000
      WILLIAM FLOYD UNION FREE SD
      TAN Series 2005
         2.70%, 06/27/06                                   23,000         23,214
      YONKERS IDA
  +~@ Civic Facility RB (Consumers
      Union) Series 1994
         2.75%, 10/07/05                                      420            420
                                                                     -----------
                                                                         577,347
      NORTH CAROLINA 1.5%
      CHARLOTTE
  +~@ Airport Refunding RB Series
      1997A
         2.78%, 10/07/05                                   35,400         35,400
      DURHAM HOUSING AUTH
   +@ M/F Housing RB (Pendleton
      Townhomes) Series 2001
         2.80%, 10/07/05                                    5,490          5,490

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      FORSYTH CNTY
   +@ RB (Plymouth Printing Co)
      Series 1998
         2.85%, 10/07/05                                      870            870
      GUILFORD CNTY INDUSTRIAL FACILITIES
      AND POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Metalcraft of Mayville
      SE Manufacturing) Series 1997
         2.80%, 10/07/05                                    1,300          1,300
      HERTFORD CNTY INDUSTRIAL FACILITIES
      AND POLLUTION CONTROL FINANCING AUTH
      IDRB (Nucor Corp) Series
      2000A
    @    2.78%, 10/07/05                                   17,500         17,500
    @    2.88%, 10/07/05                                   26,500         26,500
      JOHNSTON CNTY INDUSTRIAL FACILITIES
      AND POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Flanders Corp) Series
      1998
         2.80%, 10/07/05                                    4,500          4,500
      MECKLENBURG CNTY
   +@ M/F Housing RB (Sycamore
      Green Apts) Series 2001
         2.80%, 10/07/05                                    8,240          8,240
      NORTH CAROLINA
  ~@/ GO Public Improvement Bonds
      Series 2005A
         2.79%, 10/07/05                                    7,795          7,795
      NORTH CAROLINA EDUCATIONAL
      FACILITIES FINANCE AGENCY
   +@ RB (High Point University)
      Series 1997
         2.75%, 10/07/05                                    4,410          4,410
   +@ RB (Queens College) Series 1999B
         2.75%, 10/07/05                                    5,520          5,520
      NORTH CAROLINA HFA
  ~@/ Home Ownership RB Series 1A
         2.83%, 10/07/05                                   12,000         12,000
      PIEDMONT TRIAD AIRPORT AUTH
  +~@ RB Series 2004B
         2.80%, 10/07/05                                   23,500         23,500
      RALEIGH-DURHAM AIRPORT AUTH
  +~@ RB Series 2005B
         2.83%, 10/07/05                                    4,680          4,680
      ROCKINGHAM CNTY INDUSTRIAL
      FACILITIES AND POLLUTION CONTROL
      FINANCING AUTH
   +@ IDRB (McMichael Mills)
      Series 1997
         2.80%, 10/07/05                                    1,100          1,100
      ROWAN CNTY INDUSTRIAL FACILITIES AND
      POLLUTION CONTROL FINANCING AUTH
   +@ IDRB (Taylor Clay Products)
      Series 1999
         2.80%, 10/07/05                                    3,000          3,000
      SAMPSON CNTY INDUSTRIAL FACILITIES
      AND POLLUTION CONTROL FINANCE AUTH
   +@ IDRB (Crumpler Plastic Pipe)
      Series 1999
         2.85%, 10/07/05                                    2,600          2,600
      UNION CNTY INDUSTRIAL FACILITIES AND
      POLLUTION CONTROL FINANCING AUTH
   +@ RB (Rock-Tenn Converting Co)
      Series 1997
         2.85%, 10/07/05                                    1,750          1,750
      UNIVERSITY OF NORTH CAROLINA AT
      CHAPEL HILL
  ~@/ General Revenue and
      Refunding RB Series 2005A
         2.78%, 10/07/05                                    7,520          7,520
      WAKE CNTY HOUSING AUTH
   +@ M/F Housing RB (Walnut Ridge
      Apts) Series 2000
         2.80%, 10/07/05                                    9,920          9,920
      WILMINGTON HOUSING AUTH
   +@ M/F Housing RB (Garden Lakes
      Estates) Series 1999
         2.80%, 10/07/05                                    7,055          7,055
                                                                     -----------
                                                                         190,650
      NORTH DAKOTA 0.4%
      NORTH DAKOTA HFA
   ~@ Home Mortgage Finance
      Program Series 2004B
         2.78%, 10/07/05                                   24,455         24,455
   ~@ Home Mortgage Finance Program Series
      2005A
         2.78%, 10/07/05                                   22,100         22,100
      RICHLAND CNTY
   +@ Solid Waste Disposal RB
      (Minn-Dak Farmers Coop)
      Series 1996A
         3.05%, 10/07/05                                    6,370          6,370
   +@ Solid Waste Disposal RB (Minn-Dak
      Farmers Coop) Series 1996B
         3.05%, 10/07/05                                      585            585
                                                                     -----------
                                                                          53,510
      OHIO 0.8%
      AKRON, BATH AND COPLEY JOINT
      TOWNSHIP HOSPITAL DISTRICT
   +@ RB (Summa Health System)
      Series 2004B
         2.78%, 10/07/05                                    7,500          7,500
      CLEVELAND
   +@ Airport System RB Series
      1997D
         2.78%, 10/07/05                                   34,760         34,760
      FRANKLIN CNTY
  +~@ Hospital RB (The Children's
      Hospital) Series 2003
         2.75%, 10/07/05                                    5,000          5,000
      OHIO
    @ Infrastructure Improvement
      Refunding GO Bonds Series
      2004A
         2.75%, 10/07/05                                    1,000          1,000
   +@ RB (Pooled Financing) Series 2004
         2.77%, 10/07/05                                    8,970          8,970
      OHIO HFA
  +~@ M/F Refunding RB (10
      Wilmington Place) Series
      1991B
         2.80%, 10/07/05                                    8,945          8,945
   ~@ Residential Mortgage RB Series 2001C
         2.87%, 10/07/05                                    4,865          4,865
      OHIO HIGHER EDUCATIONAL FACILITY
      COMMISSION
   +@ RB (Pooled Financing) Series
      2003B
         2.77%, 10/07/05                                    4,875          4,875

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                         FACE AMOUNT       VALUE
      RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)
   +@ RB (The Cleveland Institute of
      Music) Series 2005
        2.78%, 10/07/05                                    5,000          5,000
      PORT OF GREATER CINCINNATI
      DEVELOPMENT AUTH
   +@ RB (National Underground
      Railroad Freedom Center)
      Series 2003A
        2.78%, 10/07/05                                   15,000         15,000
                                                                    -----------
                                                                         95,915
      OKLAHOMA 0.9%
      MULDROW PUBLIC WORKS AUTH
   +@ IDRB (OK Foods) Series 1995
        2.90%, 10/07/05                                    4,500          4,500
      OKLAHOMA CNTY INDUSTRIAL AUTH
   +@ RB (National Cowboy Hall of
      Fame) Series 1999
        2.75%, 10/07/05                                      995            995
      OKLAHOMA DEVELOPMENT FINANCE AUTH
   +@ RB (Shawnee Funding) Series
      1996
        2.85%, 10/07/05                                    3,100          3,100
      OKLAHOMA STUDENT LOAN AUTH
  +~@ Bonds and Notes Series 1997A
        2.80%, 10/07/05                                   33,000         33,000
  +~@ Bonds and Notes Series 1998A
        2.80%, 10/07/05                                   33,100         33,100
  +~@ Bonds and Notes Series 2000A-4
        2.80%, 10/07/05                                   10,945         10,945
  +~@ Bonds and Notes Series 2005A
        2.80%, 10/07/05                                   15,045         15,045
      PAYNE CNTY ECONOMIC DEVELOPMENT AUTH
  +~@ Student Housing RB (OSUF
      Phase III Student Housing)
      Series 2005
        2.77%, 10/07/05                                    8,500          8,500
                                                                    -----------
                                                                        109,185
      OREGON 0.5%
      OREGON ECONOMIC DEVELOPMENT
      COMMISSION
   +@ RB (Kettle Foods) Series
      1998-196
        2.82%, 10/07/05                                    4,335          4,335
   +@ RB (Pendleton Flour Mills) Series
      1997-182
        2.79%, 10/07/05                                    3,390          3,390
      OREGON FACILITIES AUTH
   +@ RB (Quatama Crossing
      Housing) Series 2005A
        2.75%, 10/07/05                                    9,900          9,900
      OREGON HOUSING AND COMMUNITY
      SERVICES DEPT
   ~@ S/F Mortgage RB Series 2004L
        2.80%, 10/07/05                                    5,000          5,000
      PORT OF PORTLAND
   +@ Special Obligation RB
      (Portland Bulk Terminals)
      Series 1996
        2.82%, 10/07/05                                   28,000         28,000
   +@ Special Obligation RB (Portland Bulk
      Terminals) Series 1999
        2.82%, 10/07/05                                    4,500          4,500
      PORTLAND
   +@ M/F Housing RB (Village of
      Lovejoy Fountain) Series 1997
        2.82%, 10/07/05                                    8,500          8,500
                                                                    -----------
                                                                         63,625
      PENNSYLVANIA 6.8%
      ALLEGHENY CNTY PORT AUTH
  +~@ Special Revenue
      Transportation Bonds Series
      1999
        2.76%, 10/07/05                                    9,995          9,995
      BERMUDIAN SPRINGS SD
  +~@ GO Bonds Series 2005
        2.75%, 10/07/05                                    2,100          2,100
      CENTRAL BUCKS SD
  +~@ GO Series 2000A
        2.80%, 10/07/05                                      350            350
      CHESTER IDA
   +@ RB (Archdiocese of
      Philadelphia) Series 2001
        2.78%, 10/01/05                                    4,100          4,100
      DANIEL BOONE AREA SD
  +~@ GO Bonds Series 2004
        2.75%, 10/07/05                                    5,780          5,780
      DAUPHIN CNTY GENERAL AUTH
  +~@ RB (Education and Health
      Loan) Series 1997
        2.80%, 10/07/05                                    6,880          6,880
      DELAWARE CNTY IDA
   +@ Hospital RB (Crozer-Chester
      Medical Center) Series 2002
        2.75%, 10/07/05                                    3,700          3,700
   +@ RB (YMCA of Philadelphia) Series 1999
        2.85%, 10/07/05                                      100            100
  +~@ Water Facilities RB (Aqua
      Pennsylvania Inc) Series 2005A
        2.80%, 10/07/05                                      600            600
      DELAWARE VALLEY REGIONAL FINANCE AUTH
      Local Government RB Series
      1998A
 +~@/   2.78%, 10/07/05                                    9,995          9,995
 +~@/   2.81%, 10/07/05                                      500            500
 +~@/   2.83%, 10/07/05                                   13,210         13,210
      EASTON AREA SD
  +~@ GO Bonds Series 2005
        2.77%, 10/07/05                                    7,200          7,200
      EMMAUS GENERAL AUTH
  +~@ Bonds Series 1996
        2.75%, 10/07/05                                    3,125          3,125
      ERIE SD
 +~@/ GO Bonds Series 2001A
        2.77%, 10/07/05                                   15,695         15,695
      HANOVER PUBLIC SD
  +~@ GO Series 2005
        2.75%, 10/07/05                                    5,000          5,000
      HARRISBURG AUTH
  +~@ Water Refunding RB Series
      2002B
        2.80%, 10/07/05                                    5,000          5,000
  +~@ Water Refunding RB Series 2003A
        2.80%, 10/07/05                                    6,600          6,600
      LAMPETER-STRASBURG SD
  +~@ GO Bonds Series 2004A
        2.77%, 10/07/05                                    6,000          6,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      LUZERNE CNTY IDA
 +~@/ Water Facility Refunding RB
      (Pennsylvania-American Water
      Co) Series A
         2.80%, 10/07/05                                    3,000          3,000
      MANHEIM TOWNSHIP SD
  +~@ GO Bonds Series 2004
         2.77%, 10/07/05                                    1,000          1,000
      MERCER CNTY
 +~@/ GO Bonds Series 2001
         2.77%, 10/07/05                                    7,725          7,725
      MONTGOMERY CNTY IDA
    + Pollution Control Refunding
      RB (Peco Energy Co) Series
      1994A
         2.56%, 10/18/05                                   27,560         27,560
   +@ School RB (Friends' Central School)
      Series 2002
         2.77%, 10/07/05                                    4,025          4,025
      MONTGOMERY CNTY REDEVELOPMENT AUTH
   +@ M/F Housing Refunding RB
      (Glenmore Associates) Series
      1995A
         2.78%, 10/07/05                                    2,750          2,750
      NORWIN SD
 +~@/ GO Bonds Series 2001A
         2.65%, 01/25/06                                   11,500         11,500
      PENNSYLVANIA
  ~@/ GO Bonds First Series 2001
         2.83%, 10/07/05                                    6,860          6,860
  +~@ GO Bonds First Series 2003
         2.78%, 10/07/05                                      300            300
 +~@/ GO Bonds Second Series 2002
         2.78%, 10/07/05                                   14,995         14,995
      PENNSYLVANIA CONVENTION CENTER AUTH
 +~@/ RB Series 1989A
         2.78%, 10/07/05                                    4,500          4,500
      PENNSYLVANIA ENERGY DEVELOPMENT AUTH
   +@ RB (B&W Ebensburg) Series
      1986
         2.78%, 10/07/05                                    4,990          4,990
      PENNSYLVANIA HFA
  +~@ S/F Mortgage RB Drawdown
      Series 2003
         2.82%, 10/07/05                                    5,030          5,030
  ~@/ S/F Mortgage RB Series 1999A
         2.15%, 10/07/05                                   18,820         18,820
   ~@ S/F Mortgage RB Series 2004-83B
         2.83%, 10/07/05                                   10,000         10,000
   ~@ S/F Mortgage RB Series 2004-84C
         2.77%, 10/07/05                                   15,950         15,950
   ~@ S/F Mortgage RB Series 2004-84D
         2.77%, 10/07/05                                   20,350         20,350
   ~@ S/F Mortgage RB Series 2005-88B
         2.76%, 10/07/05                                   50,000         50,000
   ~@ S/F Mortgage RB Series 2005-89
         2.77%, 10/07/05                                   10,000         10,000
      PENNSYLVANIA HIGHER EDUCATION
      ASSISTANCE AGENCY
  +~@ Student Loan RB Series 1988A
         2.79%, 10/07/05                                   76,000         76,000
  +~@ Student Loan RB Series 1988B
         2.79%, 10/07/05                                   36,700         36,700
  +~@ Student Loan RB Series 1994A
         2.79%, 10/07/05                                   39,500         39,500
  +~@ Student Loan RB Series 1997A
         2.81%, 10/07/05                                   28,900         28,900
  +~@ Student Loan RB Series 1999A
         2.78%, 10/07/05                                   36,000         36,000
  +~@ Student Loan RB Series 2000A
         2.81%, 10/07/05                                   38,175         38,175
  +~@ Student Loan RB Series 2001A
         2.81%, 10/07/05                                   21,450         21,450
  +~@ Student Loan RB Series 2003A-1
         2.81%, 10/07/05                                    7,000          7,000
  +~@ Student Loan RB Series 2003A-2
         2.81%, 10/07/05                                   38,000         38,000
      PENNSYLVANIA HIGHER EDUCATIONAL
      FACILITIES AUTH
  +~@ RB (Drexel University)
      Series 2005B
         2.75%, 10/07/05                                    5,000          5,000
  +~@ RB (University of Pennsylvania
      Health Services) Series 2005A
         2.80%, 06/15/06                                    5,990          5,990
  ~@/ RB (University of Pennsylvania)
      Series 2005C
         2.78%, 10/07/05                                    5,000          5,000
      PENNSYLVANIA PUBLIC SCHOOL BUILDING
      AUTH
  +~@ Lease RB (Philadelphia SD)
      Series 2003
         2.78%, 10/07/05                                    5,900          5,900
  +~@ RB (Parkland SD) Series 1999D
         2.80%, 10/07/05                                   11,230         11,230
      PENNSYLVANIA STATE UNIVERSITY
    @ RB Series 2001A
         2.75%, 10/07/05                                    1,300          1,300
      PENNSYLVANIA TURNPIKE COMMISSION
   ~@ RB Series 2001U
         2.75%, 10/07/05                                    4,150          4,150
  +~@ RB Series 2004A
         2.79%, 10/07/05                                    6,225          6,225
  +~@ Registration Fee Refunding RB Series
      2005B
         2.70%, 10/07/05                                    5,200          5,200
  +~@ Registration Fee Refunding RB Series
      2005C
         2.75%, 10/07/05                                    5,000          5,000
  +~@ Registration Fee Refunding RB Series
      2005D
         2.75%, 10/07/05                                    5,000          5,000
      PHILADELPHIA
  +~@ Airport RB Series 2005B
         2.77%, 10/07/05                                    9,000          9,000
  +~@ Airport Refunding RB Series 2005C
         2.83%, 10/07/05                                   51,050         51,050
      PHILADELPHIA GAS WORKS
 +~@/ RB Third Series 2001
         2.78%, 10/07/05                                    4,295          4,295
      PHILADELPHIA IDA
   +@ RB (City Line Holiday Inn)
      Series 1996
         2.78%, 10/07/05                                    4,600          4,600
 +~@/ RB Series 1998A
         2.15%, 10/07/05                                   12,710         12,710
      READING SD
  +~@ GO Bonds Series 2003A
         2.77%, 10/07/05                                    4,225          4,225

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      SCRANTON REDEVELOPMENT AUTH
   +@ Guaranteed Lease RB Series
      2004
         2.80%, 10/07/05                                    9,295          9,295
      UNIVERSITY OF PITTSBURGH
   ~@ Capital Project Bonds Series
      2005A
         2.79%, 10/07/05                                    2,100          2,100
   ~@ Capital Project Bonds Series 2005B
         2.74%, 10/07/05                                    9,800          9,800
      Pitt Asset Notes Series 2004
         3.00%, 10/14/05                                   18,000         18,007
      Pitt Asset Notes Series 2005
         2.70%, 08/11/06                                   22,000         22,239
      WEST CORNWALL TOWNSHIP MUNICIPAL AUTH
   +@ RB (Lebanon Valley Brethren
      Home) Series 1995
         2.80%, 10/07/05                                    1,720          1,720
                                                                     -----------
                                                                         856,046
      PUERTO RICO  0.0%
      PUERTO RICO HIGHWAY AND
      TRANSPORTATION AUTH
 +~@/ RB Series Y
         2.75%, 10/07/05                                      800            800
      RHODE ISLAND  1.0%
      RHODE ISLAND ECONOMIC DEVELOPMENT
      CORP
 +~@/ Airport RB Series 2005A
         2.83%, 10/07/05                                    6,180          6,180
 +~@/ Airport Refunding RB Series 2005C
         2.79%, 10/07/05                                    6,995          6,995
      RHODE ISLAND HOUSING AND MORTGAGE
      FINANCE CORP
  ~@/ Homeownership Opportunity
      Bonds Series 1998-29A
         2.90%, 10/07/05                                   19,020         19,020
      RHODE ISLAND IDA
   +@ IDRB (Greystone of Lincoln)
      Series 2000
         2.95%, 10/07/05                                    1,700          1,700
      RHODE ISLAND STUDENT LOAN AUTH
  +~@ RB Series 1995-1
         2.78%, 10/07/05                                   30,000         30,000
  +~@ RB Series 1996-1
         2.78%, 10/07/05                                   19,000         19,000
  +~@ RB Series 1996-2
         2.78%, 10/07/05                                   20,000         20,000
  +~@ RB Series 1996-3
         2.78%, 10/07/05                                   23,000         23,000
                                                                     -----------
                                                                         125,895
      SOUTH CAROLINA  1.1%
      BEAUFORT-JASPER HIGHER EDUCATION
      COMMISSION
   +@ Student Housing RB
      (University of South
      Carolina-Beaufort Student
      Housing) Series 2005
         2.77%, 10/07/05                                   16,540         16,540
      BERKELEY CNTY SD
 +~@/ School Building Bonds Series
      2002
         2.77%, 10/07/05                                    7,575          7,575
      FLORENCE CNTY PUBLIC FACILITIES CORP
  +~@ Refunding COP (Law
      Enforcement and Civic
      Centers) Series 2003
         2.81%, 10/07/05                                   24,985         24,985
      GREENVILLE IDA
   +@ IDRB (Stevens Aviation
      Technical Services) Series
      1997
         2.85%, 10/07/05                                    3,500          3,500
      SOUTH CAROLINA HOUSING AND
      DEVELOPMENT AUTH
   +@ M/F Rental Housing RB
      (Ashley Apts) Series 1999
         2.80%, 10/07/05                                    4,000          4,000
   +@ M/F Rental Housing RB (Piedmont
      Manor Apts) Series 2000B-1
         2.80%, 10/07/05                                    5,755          5,755
   +@ M/F Rental Housing RB (Spartanburg
      Terrace Apts) Series 2000C-1
         2.80%, 10/07/05                                    1,960          1,960
   +@ M/F Rental Housing Refunding RB
      (Fairway Apts) Series 2001A
         2.81%, 10/07/05                                    7,735          7,735
      SOUTH CAROLINA JOBS ECONOMIC
      DEVELOPMENT AUTH
   +@ IDRB (Sanders Brothers
      Construction Co) Series 1996
         2.85%, 10/07/05                                      350            350
   +@ RB (Holcim) Series 2003
         2.91%, 10/07/05                                    6,250          6,250
      SOUTH CAROLINA PUBLIC SERVICE AUTH
    ~ TECP
         2.65%, 10/18/05                                   29,701         29,701
      SOUTH CAROLINA TRANSPORTATION
      INFRASTRUCTURE BANK
 +~@/ RB Series 1999A
         2.79%, 10/07/05                                   22,610         22,610
      SPARTANBURG CNTY IDA
   +@ Refunding IDRB (Bemis Co)
      Series 1991
         2.80%, 10/07/05                                    4,750          4,750
                                                                     -----------
                                                                         135,711
      SOUTH DAKOTA  0.3%
      SOUTH DAKOTA HEALTH AND EDUCATIONAL
      FACILITIES AUTH
  +~@ RB (McKenna Hospital) Series
      1994
         2.80%, 10/07/05                                   27,130         27,130
      SOUTH DAKOTA HOUSING DEVELOPMENT AUTH
   ~@ Homeownership Mortgage Bonds
      Series 2004G
         2.78%, 10/07/05                                   11,000         11,000
   +@ M/F Housing RB (Harmony Heights)
      Series 2001
         2.90%, 10/07/05                                    6,500          6,500
                                                                     -----------
                                                                          44,630
      TENNESSEE  3.8%
      BRISTOL HEALTH AND EDUCATIONAL
      FACILITIES BOARD
   +@ RB (King College) Series 2001
         2.75%, 10/07/05                                    6,450          6,450

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      CARTER CNTY IDB
   +@ M/F Housing Refunding RB
      (Willow Run Apts) Series 1990
         2.90%, 10/07/05                                    6,675          6,675
      CHATTANOOGA HEALTH, EDUCATION AND
      HOUSING FACILITY BOARD
   +@ RB (Baylor School) Series
      1996
         2.80%, 10/07/05                                    2,035          2,035
   +@ THA Program RB (Cumberland Medical
      Center) Series 2004A
         2.76%, 10/07/05                                   46,000         46,000
      CLARKSVILLE PUBLIC BUILD AUTH
   +@ Pooled Financing RB
      (Tennessee Municipal Bond
      Fund) Series 1997
         2.75%, 10/07/05                                    4,400          4,400
   +@ Pooled Financing RB (Tennessee
      Municipal Bond Fund) Series 2001
         2.82%, 10/01/05                                      100            100
      FRANKLIN CNTY IDB
   +@ IDRB (Hi-Tech) Series 1997
         2.81%, 10/07/05                                    3,800          3,800
      GRUNDY CNTY IDB
   +@ Limited Obligation RB (Toyo
      Seat USA Corp) Series 2001
         2.96%, 10/07/05                                    3,330          3,330
      HENDERSONVILLE IDB
   +@ Refunding IDRB (Betty
      Machine Co) Series 2001
         2.80%, 10/07/05                                    3,345          3,345
      HUNTINGDON IDB
   +@ IDRB (Associated Rubber Co)
      Series 1999
         2.80%, 10/07/05                                    2,000          2,000
      JACKSON ENERGY AUTH
  +~@ Gas System RB Series 2002
         2.74%, 10/07/05                                    5,730          5,730
  +~@ Water System RB Series 2002
         2.74%, 10/07/05                                    4,800          4,800
      JACKSON HEALTH, EDUCATIONAL AND
      HOUSING FACILITY BOARD
   +@ M/F Housing RB (Patrician
      Terrace Apts) Series 2005
         2.81%, 10/07/05                                    2,400          2,400
      JACKSON IDB
   +@ Solid Waste Facility Bonds
      (Ameristeel Corp) Series 1997
         2.80%, 10/07/05                                    3,800          3,800
      MCMINN CNTY IDA
   +@ Solid Waste Disposal
      Facilities RB (Bowater)
      Series 1999
         2.80%, 10/07/05                                   13,500         13,500
      MEMPHIS
  +~@ Electric System Subordinate
      RB Series 2003A
         2.78%, 10/07/05                                    2,800          2,800
  +~@ General Improvement Refunding Bonds
      Series 2005
         2.78%, 10/07/05                                    5,639          5,639
      METROPOLITAN GOVERNMENT OF NASHVILLE
      AND DAVIDSON CNTY
      GO TECP
         2.55%, 10/25/05                                    6,250          6,250
         2.60%, 11/15/05                                   12,500         12,500
         2.78%, 12/15/05                                   10,000         10,000
      METROPOLITAN GOVERNMENT OF NASHVILLE
      AND DAVIDSON CNTY HEALTH AND
      EDUCATIONAL FACILITIES BOARD
   +@ M/F Housing RB (Burning Tree
      Apts) Series 2005
         2.81%, 10/07/05                                    8,815          8,815
    @ RB (Ascension Health Credit Group)
      Series 2001B-1
         2.85%, 08/01/06                                   35,000         35,000
   +@ RB (Ensworth School) Series 2002
         2.75%, 10/07/05                                    7,525          7,525
      METROPOLITAN GOVERNMENT OF NASHVILLE
      AND DAVIDSON CNTY IDB
   +@ Educational Facilites
      Refunding RB (David Lipscomb
      University) Series 2003
         2.75%, 10/07/05                                    8,300          8,300
   +@ IDRB (Bindtech) Series 1997
         2.80%, 10/07/05                                    2,550          2,550
   +@ M/F Housing RB (Arbor Crest) Series
      1985B
         2.78%, 10/07/05                                   12,750         12,750
   +@ M/F Housing RB (Arbor Knoll) Series
      1985A
         2.78%, 10/07/05                                   13,400         13,400
      METROPOLITAN NASHVILLE AIRPORT AUTH
   +@ Passenger Facility Charge
      Refunding Bonds Series 2003
         2.80%, 10/07/05                                    5,600          5,600
      SEVIER CNTY PUBLIC BUILDING AUTH
  +~@ Public Improvement Bonds
      Series 1995C-1
         2.77%, 10/07/05                                    2,775          2,775
  +~@ Public Improvement Bonds Series
      1996E-4
         2.77%, 10/07/05                                    2,155          2,155
  +~@ Public Improvement Bonds Series
      1996E-5
         2.77%, 10/07/05                                    1,225          1,225
  +~@ Public Improvement Bonds Series
      1996F-1
         2.77%, 10/07/05                                    8,150          8,150
  +~@ Public Improvement Bonds Series
      1996F-2
         2.77%, 10/07/05                                    4,350          4,350
  +~@ Public Improvement Bonds Series 1996G
         2.77%, 10/07/05                                    4,810          4,810
  +~@ Public Improvement Bonds Series
      1996II-C
         2.77%, 10/07/05                                      755            755
  +~@ Public Improvement Bonds Series
      1998III-C-1
         2.77%, 10/07/05                                    7,400          7,400
      SHELBY CNTY
      TAN Series 2005
         2.65%, 06/30/06                                   27,000         27,265
      SHELBY CNTY HEALTH, EDUCATION AND
      HOUSING FACILITY BOARD
   +@ M/F Housing RB (TUP I)
      Series 1997A
         2.91%, 10/07/05                                    5,000          5,000
   +@ RB (Rhodes College) Series 2000
         2.77%, 10/07/05                                    9,465          9,465

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
   +@ RB (St Benedict at Auburndale High
      School) Series 2003
         2.78%, 10/07/05                                    5,000          5,000
   +@ RB (The Hutchison School) Series 2005
         2.77%, 10/07/05                                   10,000         10,000
      TENNESSEE
      GO TECP Series A
         2.40%, 10/13/05                                   34,425         34,425
         2.68%, 11/07/05                                   20,000         20,000
      TENNESSEE HOUSING DEVELOPMENT AGENCY
  ~@/ Homeownership Program Bonds
      Series 2001-1C
         2.88%, 10/07/05                                    6,575          6,575
      VOLUNTEER STUDENT LOAN FUNDING CORP
   +@ RB Series 1987A-1
         2.79%, 10/07/05                                   15,000         15,000
   +@ RB Series 1987A-2
         2.79%, 10/07/05                                   13,700         13,700
   +@ RB Series 1987A-3
         2.79%, 10/07/05                                   59,700         59,700
                                                                     -----------
                                                                         477,244
      TEXAS  10.6%
      ALVIN INDEPENDENT SD
 +~@/ Unlimited Schoolhouse RB
      Series 2005
         2.70%, 10/07/05                                    6,190          6,190
      AMARILLO HEALTH FACILITY CORP
   +@ Hospital RB (Panhandle
      Pooled Health Care Loan)
      Series 1985
         2.85%, 10/07/05                                    3,000          3,000
   +@ Refunding RB (Evangelical Lutheran
      Good Samaritan Society) Series 1997
         2.80%, 10/07/05                                    2,000          2,000
      AUSTIN
  ~@/ Public Improvement Bonds
      Series 2000
         2.79%, 10/07/05                                    6,000          6,000
  +~@ Public Improvement Refunding Bonds
      Series 2005
         2.79%, 10/07/05                                    4,045          4,045
 +~@/ Water and Wastewater Refunding RB
      Series 2001 A&B
         2.77%, 10/07/05                                    1,225          1,225
      BEXAR CNTY HEALTH FACILITIES
      DEVELOPMENT CORP
   +@ Health Care RB (Chandler
      Memorial Home) Series 1995
         2.77%, 10/07/05                                    3,445          3,445
      BOERNE ISD
 +~@/ Unlimited Tax School
      Building Bonds Series 2004
         2.79%, 10/07/05                                    5,775          5,775
      BRAZOS RIVER AUTH
   +@ Pollution Control Refunding
      RB (TXU Electric Co) Series
      2001D-1
         2.79%, 10/07/05                                   14,300         14,300
      BROWNVILLE UTILITY SYSTEM
 +~@/ Revenue Improvement and
      Refunding Bonds Series 2005A
         2.79%, 10/07/05                                    7,000          7,000
      COLLIN CNTY HFA
   +@ M/F Housing RB (Huntington
      Apts) Series 1996
         2.85%, 10/07/05                                    6,150          6,150
      CYPRESS-FAIRBANKS INDEPENDENT SD
  +~@ Unlimited Tax GO Refunding
      Bonds Series 2005
         2.79%, 10/07/05                                    5,160          5,160
      DALLAS
    ~ Waterworks and Sewer System
      CP Notes Series B
         2.65%, 10/18/05                                   20,000         20,000
      DALLAS AREA RAPID TRANSIT
 +~@/ Sr Lien Sales Tax RB Series
      2001
         2.79%, 10/07/05                                   16,130         16,130
      DALLAS FORT WORTH INTERNATIONAL
      AIRPORT
  +~@ Joint Improvement RB Series
      2003A
         2.83%, 10/07/05                                   14,990         14,990
 +~@/ Joint Improvement and Refunding RB
      Series 2002A
         2.83%, 10/07/05                                    8,995          8,995
      Joint RB Series 2003A
  +~@    2.82%, 10/07/05                                    2,500          2,500
  +~@    2.83%, 10/07/05                                    6,370          6,370
      DALLAS INDEPENDENT SD
  +~@ Unlimited Tax School
      Building and Refunding Bonds
      Series 2004A
         2.78%, 10/07/05                                    1,200          1,200
      DENTON UTILITY SYSTEM
 +~@/ RB Series 2000A
         2.78%, 10/07/05                                    5,230          5,230
      EL PASO
 +~@/ Water and Sewer Refunding RB
      Series 1998
         2.82%, 10/07/05                                    9,635          9,635
      GRAND PRAIRIE IDA
   +@ IDRB (NTA Leasing Co) Series
      1994
         2.91%, 10/07/05                                    1,280          1,280
      GRAPEVINE IDA
   +@ Airport Improvement RB
      (Simuflite Training
      International) Series 1983A
         2.70%, 04/03/06                                   19,000         19,000
      GREATER EAST TEXAS STUDENT LOAN CORP
      RB Series 1992B
   +@    2.80%, 10/07/05                                   30,200         30,200
   +@    2.85%, 07/01/06                                   14,000         14,000
   +@ RB Series 1995B
         2.85%, 07/01/06                                   10,000         10,000
   +@ Refunding RB Series 1993A
         2.80%, 10/07/05                                   48,150         48,150
   +@ Refunding RB Series 1993B
         2.80%, 10/07/05                                   23,400         23,400
   +@ Refunding RB Series 1995A
         2.84%, 10/07/05                                   35,700         35,700
      GREATER TEXAS STUDENT LOAN CORP
   +@ RB Series 1998A
         2.80%, 10/07/05                                   10,250         10,250
      GULF COAST IDA
   +@ IDRB (Gruma Corp) Series 1994
         2.86%, 10/07/05                                    6,440          6,440

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      GULF COAST WASTE DISPOSAL AUTH
    @ Solid Waste Disposal RB
      (Amoco Oil Co) Series 1991
         2.60%, 10/01/05                                    9,200          9,200
      HARRIS CNTY
  +~@ Jr Lien Special RB (Rodeo)
      Series 2001C
         2.83%, 10/07/05                                    1,900          1,900
      HARRIS CNTY HEALTH FACILITY
      DEVELOPMENT CORP
 +~@/ RB (SCH Health Care) Series
      1997B
         2.79%, 10/07/05                                   14,850         14,850
      HARRIS CNTY HFA
   +@ M/F Housing RB (Dominion
      Square Apts) Series 2000
         2.90%, 10/07/05                                    2,825          2,825
   +@ M/F Housing RB (Village At
      Cornerstone Apts) Series 2004
         2.81%, 10/07/05                                    8,360          8,360
      HAYS CONSOLIDATED INDEPENDENT SD
  +~@ Unlimited Tax Refunding
      Bonds Series 2005
         2.79%, 10/07/05                                    3,690          3,690
      HOUSTON
  +~@ Airport System Subordinate
      Lien Refunding RB Series
      2005A
         2.78%, 10/07/05                                   26,000         26,000
  ~@/ Public Improvement Refunding Bonds
      Series 1998A
         2.79%, 10/07/05                                   21,655         21,655
 +~@/ Public Improvement Refunding Bonds
      Series 2005A
         2.78%, 10/07/05                                   14,000         14,000
 +~@/ Water and Sewer System Jr Lien
      Refunding RB Series 2002A
         2.83%, 10/07/05                                    6,530          6,530
      HOUSTON ISD
 +~@/ Limited Tax Refunding Bonds
      Series 2005B
         2.79%, 10/07/05                                    5,860          5,860
  +~@ Limited Tax Schoolhouse and
      Refunding Bonds Series 2003
         2.79%, 10/07/05                                    5,300          5,300
      JEWETT ECONOMIC DEVELOPMENT CORP
    @ IDRB (Nucor Corp) Series 2003
         2.82%, 10/07/05                                    6,200          6,200
      KATY INDEPENDENT SD
 +~@/ Unlimited Tax School
      Building Bonds Series 2000A
         2.79%, 10/07/05                                   10,145         10,145
      LAVACA-NAVIDAD RIVER AUTH
  +@/ Water Supply System Contract
      RB (Formosa Plastics Corp)
      Series 1990
         2.83%, 10/07/05                                   13,600         13,600
      LEANDER INDEPENDENT SD
  +~@ Unlimited Tax School
      Building and Refunding Bonds
      Series 2003
         2.78%, 10/07/05                                   10,000         10,000
      LOWER COLORADO RIVER AUTH
 +~@/ Refunding RB Series 1999A
         2.79%, 10/07/05                                   10,770         10,770
      LUBBOCK INDEPENDENT SD
  +~@ Unlimited Tax School
      Building Bonds Series 2005A
         2.20%, 12/15/05                                   23,050         23,105
      MANSFIELD IDA
   +@ IDRB (Southern Champion
      Tray) Series 1999
         2.80%, 10/07/05                                    1,900          1,900
      MANSFIELD INDEPENDENT SD
  +~@ Unlimited Tax School
      Building Bonds Series 2005
         2.79%, 10/07/05                                    6,390          6,390
      MATAGORDA CNTY NAVIGATION DISTRICT
      NO.1
 +~@/ Refunding RB (Houston
      Lighting and Power Co)
         2.82%, 10/07/05                                   19,385         19,385
      MIDLAND COLLEGE DISTRICT
 +~@/ GO Bonds Series 2005
         2.79%, 10/07/05                                    5,555          5,555
      MIDLOTHIAN INDEPENDENT SD
 +~@/ Unlimited Tax School
      Building and Refunding Bonds
      Series 2004
         2.81%, 10/07/05                                    8,840          8,840
      NORTH EAST INDEPENDENT SD
 +~@/ Unlimited Tax Refunding
      Bonds Series 2005
         2.79%, 10/07/05                                    3,500          3,500
 +~@/ Unlimited Tax School Building Bonds
      Series 2005
         2.78%, 10/07/05                                    5,015          5,015
      NORTH TEXAS HIGHER EDUCATION AUTH
   +@ Student Loan RB Series 1987
         2.80%, 10/07/05                                   87,750         87,750
   +@ Student Loan RB Series 1998
         2.83%, 10/07/05                                    9,000          9,000
  +~@ Student Loan RB Series 2005A
         2.83%, 10/07/05                                   20,600         20,600
      NORTH TEXAS TOLLWAY AUTH
  +~@ Dallas North Tollway System
      RB Series 2005A
         2.78%, 10/07/05                                    2,600          2,600
      PANHANDLE PLAINS HIGHER EDUCATION
      AUTH
  +~@ Student Loan RB Series 1991A
         2.78%, 10/07/05                                   27,400         27,400
  +~@ Student Loan RB Series 1992A
         2.78%, 10/07/05                                   19,100         19,100
  +~@ Student Loan RB Series 1993A
         2.78%, 10/07/05                                   21,700         21,700
      PFLUGERVILLE INDEPENDENT SD
  +~@ Unlimited Tax Refunding
      Bonds Series 2005
         2.78%, 10/07/05                                    4,000          4,000
      PORT ARTHUR INDEPENDENT SD
  +~@ Unlimited Tax School
      Building Bonds Series 2005
         2.78%, 10/07/05                                   23,395         23,395
      SAN ANTONIO
  +~@ Airport System Revenue
      Improvement Bonds Series 2002
         2.83%, 10/07/05                                    9,240          9,240
      SAN ANTONIO IDA
   +@ IDRB (Gruma Corp) Series 1994
         2.86%, 10/07/05                                    4,095          4,095

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      SOUTHEAST TEXAS HFA
      S/F Mortgage Refunding RB
      Series 1998A
 +~@/    2.83%, 10/07/05                                    3,920          3,920
  ~@/    2.83%, 10/07/05                                    3,955          3,955
      SPRING INDEPENDENT SD
  +~@ Unlimited Tax Schoolhouse
      Bonds Series 2005
         2.79%, 10/07/05                                    5,985          5,985
      TEXAS
  ~@/ GO Bonds (Veterans' Housing
      Assistance Program-Fund II)
      Series 2002A-2
         2.81%, 10/07/05                                    6,000          6,000
   ~@ GO Bonds (Veterans' Housing
      Assistance Program-Fund II) Series
      2005A
         2.80%, 10/07/05                                   16,700         16,700
   ~@ GO Refunding Bonds (College Student
      Loan) Series 2003
         2.85%, 07/01/06                                   30,630         30,630
      TRAN Series 2005
         3.00%, 08/31/06                                   25,000         25,333
         3.01%, 08/31/06                                  100,000        101,323
      TEXAS A&M BOARD OF REGENTS
   ~@ Permanent University Fund
      Bonds Series 2004B
         2.78%, 10/07/05                                    6,500          6,500
      TEXAS A&M UNIVERSITY
  ~@/ Permanent University Fund
      Bonds Series 1998
         2.79%, 10/07/05                                   28,445         28,445
      TEXAS DEPT OF HOUSING AND COMMUNITY
      AFFAIRS
   +@ M/F Housing RB (Atascocita
      Pines Apts) Series 2005
         2.84%, 10/07/05                                   11,900         11,900
   +@ M/F Housing RB (Bristol Apts) Series
      2004
         2.81%, 10/07/05                                    8,625          8,625
   +@ M/F Housing RB (Canal Place Apts)
      Series 2005A
         2.85%, 10/07/05                                   15,000         15,000
   +@ M/F Housing RB (Creek Point Apts)
      Series 2000
         2.80%, 10/07/05                                    6,785          6,785
   +@ M/F Housing RB (Lafayette Village
      Apts) Series 2005
         2.84%, 10/07/05                                    7,100          7,100
   +@ M/F Housing RB (Montgomery Pines
      Apts) Series 2004
         2.81%, 10/07/05                                   12,300         12,300
   +@ M/F Housing RB (Pinnacle Apts)
      Series 2004
         2.81%, 10/07/05                                    7,000          7,000
   +@ M/F Housing RB (Tower Ridge Apts)
      Series 2005
         2.88%, 10/07/05                                   15,000         15,000
  ~@/ Residential Mortgage RB Series 1998A
         2.90%, 10/07/05                                   14,950         14,950
   ~@ Residential Mortgage Refunding RB
      Series 2003A
         2.83%, 10/07/05                                   10,000         10,000
  +~@ S/F Mortgage RB Series 2002 A&B
         2.83%, 10/07/05                                    4,115          4,115
  +~@ S/F Mortgage RB Series 2004D
         2.79%, 10/07/05                                   23,400         23,400
      TEXAS DEPT OF TRANSPORTATION
    + State Highway Fund Revenue
      CP Notes Series A
         2.72%, 12/07/05                                   10,000         10,000
      TEXAS MUNICIPAL GAS CORP
  +~@ Sr Lien Gas Reserve RB
      Series 1998
         2.76%, 10/07/05                                    2,085          2,085
      TEXAS PUBLIC FINANCE AUTH
    ~ Unemployment Compensation
      Obligation Assessment RB
      Series 2003C-1
         2.50%, 10/12/05                                   30,000         30,000
      TEXAS TRANSPORTATION COMMISSION
      Mobility Fund Bonds Series
      2005A
   ~@    2.79%, 10/07/05                                   60,180         60,180
  ~@/    2.79%, 10/07/05                                    4,700          4,700
      TRINITY RIVER AUTH
 +~@/ Improvement and Refunding RB
      Series 2005
         2.79%, 10/07/05                                   14,265         14,265
   +@ Solid Waste Disposal RB (Community
      Waste Disposal) Series 1999
         2.83%, 10/07/05                                    4,070          4,070
      UNIVERSITY OF TEXAS
      Permanent University Fund
      Flexible Rate Notes Series A
         2.60%, 10/04/05                                    5,000          5,000
         2.60%, 10/05/05                                   22,000         22,000
                                                                     -----------
                                                                       1,338,481
      UTAH  1.4%
      INTERMOUNTAIN POWER AGENCY
  +~@ Power Supply Refunding RB
      Series 1985E
         2.78%, 03/15/06                                   14,100         14,100
 +~@/ Power Supply Refunding RB Series
      1996C
         2.78%, 10/07/05                                   15,330         15,330
  +~@ Power Supply Refunding RB Series
      1998A
         3.06%, 10/07/05                                    9,995          9,995
      SALT LAKE CITY
 +~@/ Hospital RB (IHC Health
      Services) Series 2001
         2.79%, 10/07/05                                   26,730         26,730
   +@ RB (Rowland Hall-St Mark's School)
      Series 2001
         2.75%, 10/07/05                                    9,280          9,280
      UNIVERSITY OF UTAH
 +~@/ Refunding RB (Auxiliary and
      Campus Facilities) Series
      1998A
         2.79%, 10/07/05                                   30,060         30,060
   +@ Student Loan RB Series 1993A
         2.83%, 10/07/05                                    5,000          5,000
  +~@ Student Loan RB Series 1995I
         2.83%, 10/07/05                                   27,500         27,500
      UTAH BUILDING OWNERSHIP AUTH
 +~@/ Lease Refunding RB Series
      1998C
         2.79%, 10/07/05                                    9,695          9,695

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      UTAH STATE BOARD OF REGENTS
  +~@ Student Loan RB Series 2005W
         2.83%, 10/07/05                                   35,280         35,280
                                                                     -----------
                                                                         182,970
      VERMONT  0.1%
      VERMONT ECONOMIC DEVELOPMENT AUTH
   +@ IDRB (Agri-Mark) Series 1999A
         2.95%, 10/07/05                                   17,000         17,000
   +@ IDRB (Agri-Mark) Series 1999B
         2.95%, 10/07/05                                    1,000          1,000
                                                                     -----------
                                                                          18,000
      VIRGINIA  0.5%
      ARLINGTON CNTY IDA
   +@ M/F Housing RB (Gates of
      Ballston Apts) Series 2005
         2.83%, 10/07/05                                   14,500         14,500
      FAIRFAX CNTY
   ~@ Public Improvement and
      Refunding Bonds Series 2004A
         2.78%, 10/07/05                                    1,000          1,000
      KING GEORGE CNTY
   +@ Solid Waste Disposal
      Facility RB (Garnet) Series
      1996
         2.80%, 10/07/05                                    3,700          3,700
      MONTGOMERY CNTY IDA
   +@ RB (Virginia Tech
      Foundation) Series 2001B
         2.85%, 10/07/05                                    1,015          1,015
      NEWPORT NEWS IDA
   +@ RB (CNU Warwick Student
      Apts) Series 2004
         2.75%, 10/07/05                                    4,300          4,300
      NORFOLK
 +~@/ Parking System Refunding RB
      Series 2000B
         2.79%, 10/07/05                                    9,450          9,450
      NORFOLK REDEVELOPMENT AND HOUSING
      AUTH
   +@ RB (E2F Student Housing I)
      Series 2005
         2.75%, 10/07/05                                    7,000          7,000
   +@ RB (Old Dominion University Real
      Estate Foundation Student Housing)
      Series 2004B
         2.75%, 10/07/05                                    6,000          6,000
      PORTSMOUTH REDEVELOPMENT AND HOUSING
      AUTH
   +@ M/F Housing RB (Churchland
      North Apts) Series 1999
         2.85%, 10/07/05                                    6,395          6,395
      VIRGINIA BEACH DEVELOPMENT AUTH
   +@ M/F Residential Rental
      Housing RB (Silver Hill at
      Thalia) Series 1999
         2.85%, 10/07/05                                    4,100          4,100
      VIRGINIA PORT AUTH
  +~@ RB (2002 Resolution) Series
      2005A
         2.73%, 10/07/05                                    2,645          2,645
                                                                     -----------
                                                                          60,105
      WASHINGTON  4.3%
      CENTRAL PUGET SOUND REGIONAL TRANSIT
      AUTH
 +~@/ Sales Tax RB Series 2005A
         2.79%, 10/07/05                                    8,000          8,000
      DOUGLAS CNTY DEVELOPMENT CORP
   +@ RB (Executive Flight) Series
      1998
         2.80%, 10/07/05                                    6,100          6,100
      ENERGY NORTHWEST
 +~@/ Refunding Electric RB
      (Columbia Generating Station
      No.3) Series 2001A
         2.79%, 10/07/05                                   29,700         29,700
 +~@/ Refunding Electric RB (Project No.1)
      Series 2002A
         2.79%, 10/07/05                                   36,655         36,655
  +~@ Refunding Electric RB (Project No.3)
      Series 2003A
         2.79%, 10/07/05                                    8,690          8,690
      EVERETT IDA
    @ Exempt Facilities RB
      (Kimberly-Clark Corp) Series
      2002
         2.79%, 10/07/05                                    3,200          3,200
   +@ RB (Partners Trust I/Synsor) Series
      1996
         2.79%, 10/07/05                                    3,300          3,300
      KING CNTY RURAL LIBRARY DISTRICT
      Unlimited Tax GO Bonds
      Series 2005
 +~@/    2.79%, 10/06/05                                    5,940          5,940
 +~@/    2.79%, 10/07/05                                    5,665          5,665
      OLYMPIA
   +@ Solid Waste RB (LeMay
      Enterprises) Series 1999
         2.83%, 10/07/05                                    5,905          5,905
      PIERCE CNTY
   +@ IDRB (McFarland Cascade)
      Series 1996
         2.84%, 10/07/05                                    3,945          3,945
  +~@ Unlimited Tax GO Bonds Series 2001
         2.79%, 10/07/05                                   43,655         43,655
      PIERCE CNTY ECONOMIC DEVELOPMENT CORP
   +@ RB (Flex-A-Lite Consolidated)
      Series 1996
         2.79%, 10/07/05                                    2,250          2,250
   +@ RB (K&M Holdings II) Series 1997
         3.08%, 10/07/05                                    1,300          1,300
   +@ Solid Waste RB (LeMay Enterprises)
      Series 1999
         2.83%, 10/07/05                                    2,145          2,145
      PORT OF CENTRALIA IDA
   +@ Solid Waste RB (LeMay
      Enterprises) Series 1999
         2.83%, 10/07/05                                    1,345          1,345
      PORT OF MOSES LAKE PUBLIC CORP
   +@ RB (National Frozen Foods
      Corp) Series 1997
         2.74%, 10/07/05                                    2,000          2,000
      PORT OF SEATTLE
 +~@/ Intermediate Lien Refunding
      RB Series 2005A
         2.79%, 10/07/05                                   14,825         14,825
  +~@ RB Series 2001B
         2.83%, 10/07/05                                    4,430          4,430

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
  +~@ RB Series 2003A
         2.78%, 10/07/05                                    1,000          1,000
 +~@/ Special Facility RB (Terminal 18)
      Series 1999B
         2.82%, 10/07/05                                   49,795         49,795
  +~@ Subordinated Lien RB Series 1999B
         2.83%, 10/07/05                                    2,875          2,875
   +@ Subordinated Lien RB Series 2005
         2.83%, 10/07/05                                    8,500          8,500
      PORT OF TACOMA
      RB Series 2005
 +~@/    2.79%, 10/07/05                                    5,765          5,765
 +~@/    2.82%, 10/07/05                                    6,300          6,300
      SEATTLE
  +~@ Drainage and Wastewater
      Refunding RB Series 2002
         2.79%, 10/07/05                                    6,875          6,875
      SEATTLE HOUSING AUTH
   +@ RB (CHHIP and HRG) Series
      1996
         2.79%, 10/07/05                                    3,335          3,335
   +@ RB (Casa Pacifica Apts) Series 1997
         2.79%, 10/07/05                                    2,900          2,900
      TACOMA HOUSING AUTH
   +@ RB (Crown Assisted Living)
      Series 1998
         2.82%, 10/07/05                                    3,085          3,085
      WASHINGTON
  ~@/ GO Bonds Series 1998C
         2.79%, 10/07/05                                   12,150         12,150
  ~@/ GO Bonds Series 2000B
         2.79%, 10/07/05                                   13,380         13,380
  +~@ GO Bonds Series 2003A
         2.81%, 10/07/05                                    5,170          5,170
 +~@/ GO Refunding Bonds Series R-2006A
         2.78%, 10/07/05                                   16,350         16,350
 +~@/ Motor Vehicle Fuel Tax GO Bonds
      Series 2006B
         2.79%, 10/07/05                                    2,500          2,500
  +~@ Unlimited GO Bonds Series B
         2.79%, 10/07/05                                   30,485         30,485
  +~@ Various Purpose GO Bonds Series 2005D
         2.79%, 10/07/05                                   12,425         12,425
      WASHINGTON ECONOMIC DEVELOPMENT
      FINANCE AUTH
   +@ IDRB (Tonkin Building
      Associates) Series 1997A
         2.84%, 10/07/05                                    1,000          1,000
   +@ RB (Hunter Douglas) Series 1997A
         2.85%, 10/07/05                                    3,500          3,500
   +@ RB (Skills) Series 1998N
         2.82%, 10/07/05                                    2,700          2,700
   +@ Solid Waste Disposal RB (Cedar Grove
      Composting) Series 2004B
         2.83%, 10/07/05                                    5,600          5,600
   +@ Solid Waste Disposal RB (Lemay
      Enterprises) Series 2005B
         2.83%, 10/07/05                                    5,670          5,670
   +@ Solid Waste Disposal RB (Waste
      Management) Series 2000C
         2.82%, 10/07/05                                    5,500          5,500
   +@ Solid Waste Disposal RB (Waste
      Management) Series 2000H
         2.82%, 10/07/05                                    6,825          6,825
      Solid Waste Disposal RB (Waste
      Management) Series 2000I
   +@    2.77%, 10/07/05                                   10,240         10,240
   +@    2.82%, 10/07/05                                    7,235          7,235
      WASHINGTON HEALTH CARE FACILITIES
      AUTH
   +@ RB (Yakima Valley Farm
      Workers Clinic) Series 1997
         2.74%, 10/07/05                                    3,000          3,000
      WASHINGTON HOUSING FINANCE COMMISSION
   +@ M/F Housing RB (Anchor
      Village Apts) Series 1997
         2.81%, 10/07/05                                   10,750         10,750
   +@ M/F Housing RB (Brittany Park Phase
      II) Series 1998A
         2.81%, 10/07/05                                    3,480          3,480
   +@ M/F Housing RB (Brittany Park)
      Series 1996A
         2.81%, 10/07/05                                    8,930          8,930
   +@ M/F Housing RB (Fairwinds Redmond)
      Series 2005A
         2.84%, 10/07/05                                    7,500          7,500
   +@ M/F Housing RB (Highlander Apts)
      Series 2004A
         2.81%, 10/07/05                                    7,000          7,000
   +@ M/F Housing RB (Lakewood Meadows
      Apts) Series 2000A
         2.79%, 10/07/05                                    3,140          3,140
   +@ M/F Housing RB (Merrill Gardens at
      Queen Anne) Series 2004A
         2.84%, 10/07/05                                   11,000         11,000
   +@ M/F Housing RB (Merrill Gardens)
      Series 1997A
         2.81%, 10/07/05                                    6,125          6,125
   +@ M/F Housing RB (Rainier Court Apts)
      Series 2003A
         2.81%, 10/07/05                                   12,750         12,750
   +@ M/F Housing RB (Rosecreek Apts)
      Series 1998A
         2.84%, 10/07/05                                    3,570          3,570
   +@ M/F Housing RB (Silver Creek Apts)
      Series 2004
         2.81%, 10/07/05                                    4,100          4,100
   +@ M/F Housing RB (Vintage at Burien)
      Series 2004A
         2.81%, 10/07/05                                    6,570          6,570
   +@ M/F Housing RB (Woodrose Apts)
      Series 1999A
         2.81%, 10/07/05                                    6,750          6,750
   +@ M/F Mortgage RB (Canyon Lakes)
      Series 1993
         2.78%, 10/07/05                                    4,215          4,215
   +@ M/F Mortgage RB (Lake Washington
      Apts) Series 1996
         2.79%, 10/07/05                                    8,050          8,050
   +@ M/F Mortgage RB (Meridian Court
      Apts) Series 1996
         2.80%, 10/07/05                                    6,700          6,700
      YAKAMA INDIAN NATION
   +@ RB (Yakama Forest Products)
      Series 1997
         2.79%, 10/07/05                                    2,100          2,100

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS continued

      ISSUER                                          FACE AMOUNT       VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      YAKIMA CNTY PUBLIC CORP
   +@ IDRB (Cowiche Growers)
      Series 1998
         2.80%, 10/07/05                                    2,500          2,500
   +@ RB (Michelsen Packaging) Series 1996
         2.79%, 10/07/05                                      600            600
                                                                     -----------
                                                                         539,040
      WEST VIRGINIA  0.5%
      MARION CNTY
   +@ Solid Waste Disposal
      Facility RB (Grant Town
      Cogeneration) Series 1990B
         2.85%, 10/07/05                                   19,925         19,925
   +@ Solid Waste Disposal Facility RB
      (Grant Town Cogeneration) Series
      1990C
         2.85%, 10/07/05                                   17,000         17,000
   +@ Solid Waste Disposal Facility RB
      (Grant Town Cogeneration) Series
      1990D
         2.85%, 10/07/05                                    3,200          3,200
      WEST VIRGINIA HOUSING DEVELOPMENT
      FUND
  ~@/ Housing Finance Bonds Series
      2001D
         2.79%, 10/07/05                                   18,845         18,845
                                                                     -----------
                                                                          58,970
      WISCONSIN  2.6%
      COLBURN IDA
   +@ IDRB (Heartland Farms)
      Series 1994
         2.98%, 10/07/05                                    5,800          5,800
      KENOSHA
   +@ IDRB (Asyst Technologies)
      Series 1997
         2.82%, 10/07/05                                    5,000          5,000
      KIMBERLY AREA SD
  +~@ GO Refunding Bonds
         2.79%, 10/07/05                                    6,075          6,075
      MILWAUKEE CNTY
  +~@ Airport RB Series 2000A
         2.83%, 10/07/05                                   18,470         18,470
      SOUTHEAST WISCONSIN PROFESSIONAL
      BASEBALL PARK DISTRICT
 +~@/ Sales Tax Refunding Bonds
      Series 1998
         2.77%, 10/07/05                                    5,000          5,000
      WISCONSIN
  +~@ GO Bonds Series 2005-1
         2.79%, 10/07/05                                    8,190          8,190
  ~@/ GO Bonds Series 2005D
         2.78%, 10/07/05                                   20,000         20,000
  +~@ GO Refunding Bonds Series 2005-1
         2.79%, 10/07/05                                    4,600          4,600
  +~@ Transportation RB Series 2005A
         2.79%, 10/07/05                                    9,670          9,670
      WISCONSIN HEALTH AND EDUCATIONAL
      FACILITIES AUTH
  +~@ RB (Sisters of the Sorrowful
      Mother) Series 1993C
         2.79%, 10/07/05                                   22,015         22,015
      WISCONSIN HOUSING AND ECONOMIC
      DEVELOPMENT AUTH-1987 HOMEOWNERSHIP
      RESOLUTION
   +@ Business Development RB
      (Ultratec) Series 1995-7
         2.98%, 10/07/05                                    2,205          2,205
 +~@/ RB Series 2002B
         2.78%, 10/07/05                                   15,655         15,655
   ~@ RB Series 2002C
         2.77%, 10/07/05                                    3,040          3,040
   ~@ RB Series 2002D
         2.81%, 10/07/05                                      435            435
   ~@ RB Series 2003B
         2.81%, 10/07/05                                   13,800         13,800
      RB Series 2004A
   ~@    2.81%, 10/07/05                                    8,000          8,000
   ~@    2.81%, 10/07/05                                   11,020         11,020
   ~@    2.81%, 10/07/05                                    9,800          9,800
   ~@ RB Series 2005A
         2.79%, 10/07/05                                   20,725         20,725
  +~@ S/F Draw Down RB Series 2003-1
         2.84%, 10/07/05                                   23,685         23,685
      WISCONSIN HOUSING AND ECONOMIC
      DEVELOPMENT AUTH-1988 HOMEOWNERSHIP
      RESOLUTION
  ~@/ RB Series 2003A
         2.83%, 10/07/05                                    3,830          3,830
      RB Series 2004D
   ~@    2.79%, 10/07/05                                   73,750         73,750
  ~@/    2.84%, 10/07/05                                    3,160          3,160
      RB Series 2005C
   ~@    2.81%, 10/07/05                                   28,500         28,500
  ~@/    2.83%, 10/07/05                                    4,875          4,875
      WISCONSIN RAPIDS
   +@ IDRB (Thiele Kaolin) Series
      1998
         2.80%, 10/07/05                                    4,500          4,500
                                                                     -----------
                                                                         331,800
      WYOMING  0.4%
      LINCOLN CNTY
    @ Pollution Control RB (Exxon)
      Series 1987A
         2.85%, 10/01/05                                    1,700          1,700
      WYOMING
      Education Fund TRAN Series
      2005A
         2.63%, 06/28/06                                   45,000         45,444
      WYOMING COMMUNITY DEVELOPMENT AUTH
  ~@/ Housing RB Series 2001-1
         2.83%, 10/07/05                                    4,965          4,965
                                                                     -----------
                                                                          52,109

END OF INVESTMENTS.

At 09/30/05, the tax basis cost of the fund's investments was $12,545,953. .

The fund's portfolio holdings include restricted but deemed liquid securities worth $1,947,067 or 15.4% of the fund's total net assets.

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ADVISOR CASH RESERVES(TM)

PORTFOLIO HOLDINGS  As of September 30, 2005, unaudited

The following are the portfolio holdings at 09/30/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

* Asset-backed security

+ Credit-enhanced security

o Restricted and/or illiquid security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 63.5%  FIXED-RATE OBLIGATIONS                        3,238,278       3,238,278
 16.6%  VARIABLE-RATE OBLIGATIONS                       849,877         849,877
 20.3%  OTHER INVESTMENTS                             1,038,619       1,038,619
--------------------------------------------------------------------------------
100.4%  TOTAL INVESTMENTS                             5,126,774       5,126,774
(0.4)%  OTHER ASSETS AND
        LIABILITIES                                                     (18,992)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    5,107,782

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
      FIXED-RATE OBLIGATIONS  63.5% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  38.5%
      --------------------------------------------------------------------------
      AB SPINTAB
        3.75%, 11/15/05                                  21,000           20,902
      ALLIANCE & LEICESTER, PLC, SECTION
      4(2) / 144A
        3.51%, 10/07/05                                   7,000            6,996
        3.95%, 03/14/06                                   2,000            1,965
    * AMSTEL FUNDING CORP., SECTION 4(2) /
      144A
        3.50%, 10/03/05                                   8,000            7,998
        3.75%, 11/15/05                                  15,000           14,930
        3.84%, 12/14/05                                   2,000            1,984
   *+ AMSTERDAM FUNDING CORP., SECTION
      4(2) / 144A
        3.73%, 10/21/05                                  20,000           19,959
        3.75%, 10/24/05                                  60,250           60,106
      ANZ NATIONAL INT'L LTD.
        3.68%, 10/25/05                                   9,400            9,377
        4.01%, 02/23/06                                  15,000           14,762
   *+ AQUINAS FUNDING, L.L.C. SECTION 4(2)
      / 144A
        3.62%, 10/24/05                                   3,000            2,993
        3.91%, 12/21/05                                   8,000            7,930
        3.61%, 12/22/05                                   5,931            5,883
        3.62%, 12/22/05                                  10,000            9,919
   *+ ASAP FUNDING LTD., SECTION 4(2) /
      144A
        3.53%, 10/14/05                                  11,000           10,986
        3.75%, 12/05/05                                  12,000           11,919
        3.86%, 12/13/05                                   3,000            2,977
        3.92%, 12/16/05                                   1,500            1,488
   *+ ATLANTIC ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
        3.72%, 10/13/05                                  35,110           35,067
    * ATLANTIS ONE FUNDING CORP., SECTION
      4(2) /  144A
        3.39%, 11/16/05                                   6,000            5,974
        3.75%, 11/17/05                                  20,000           19,903
        3.44%, 11/18/05                                   1,000              996
        3.60%, 12/20/05                                   5,000            4,961
        3.88%, 01/18/06                                  30,000           29,652
        3.82%, 01/23/06                                  50,000           49,406
        4.00%, 03/01/06                                  10,000            9,835
        4.03%, 03/22/06                                   6,000            5,887
      BANK OF AMERICA CORP.
        3.31%, 10/06/05                                  50,000           49,977
        3.58%, 10/25/05                                  50,000           49,882
      BEAR STEARNS & CO., INC.
        3.50%, 10/04/05                                  33,000           32,990
        3.58%, 10/19/05                                   2,000            1,996
   *+ BETA FINANCE, INC., SECTION 3C7 /
      144A
        3.51%, 10/13/05                                   4,000            3,995
  *+o BLUE SPICE, L.L.C., SECTION 4(2) /
      144A
        3.52%, 10/13/05                                   2,000            1,998
        4.13%, 03/28/06                                  23,000           22,539
    * CC (USA), INC., SECTION 3C7 / 144A
        3.50%, 10/11/05                                   5,000            4,995
        3.55%, 10/18/05                                  26,000           25,957
        3.85%, 01/13/06                                   3,000            2,967
        3.87%, 01/13/06                                   1,000              989
        3.96%, 01/27/06                                   7,000            6,910
        4.01%, 03/01/06                                   6,000            5,901
   *+ CHARIOT FUNDING, L.L.C., SECTION
      4(2) / 144A
        3.74%, 10/18/05                                  15,000           14,974
    + CITIGROUP FUNDING, INC.
        3.82%, 11/30/05                                  55,000           54,653
        3.81%, 12/05/05                                  45,000           44,694
        3.99%, 12/27/05                                  50,000           49,523
   *+ CLIPPER RECEIVABLES CO., SECTION
      4(2) / 144A
        3.74%, 10/19/05                                  25,000           24,953
   *+ CONCORD MINUTEMEN CAPITAL CO.,
      SERIES A SECTION 3C7 / 144A
        3.51%, 10/07/05                                   1,000              999
        3.68%, 10/07/05                                   5,000            4,997
        3.75%, 01/06/06                                  30,000           29,703
        3.95%, 03/08/06                                  15,000           14,745
   *+ CROWN POINT CAPITAL CO., L.L.C.,
      SECTION 3C7  / 144A
        3.56%, 10/18/05                                   7,500            7,488
        3.44%, 11/16/05                                   5,000            4,978
        3.74%, 12/02/05                                   3,000            2,981
        3.98%, 01/04/06                                  30,000           29,688
        3.82%, 01/18/06                                  20,000           19,773

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS  continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
    * DAKOTA CP NOTES OF CITIBANK CREDIT
      CARD ISSUANCE TRUST, SECTION 4 (2) /
      144A
         3.54%, 10/14/05                                 10,000            9,987
         3.62%, 10/26/05                                 35,000           34,913
         3.75%, 12/06/05                                 70,000           69,523
         3.78%, 12/08/05                                 32,000           31,774
         3.98%, 12/28/05                                  7,000            6,933
    + DANSKE CORP.
         3.81%, 12/12/05                                  2,600            2,580
    + DRESDNER U.S. FINANCE, INC.
         3.50%, 10/06/05                                  9,000            8,996
   *+ EIFFEL FUNDING L.L.C., SECTION 4(2)
      / 144A
         3.72%, 10/13/05                                  3,000            2,996
         3.68%, 10/14/05                                 20,000           19,974
         3.71%, 10/20/05                                 10,000            9,980
         3.98%, 12/28/05                                  1,000              990
   *+ FAIRWAY FINANCE CO., L.L.C., SECTION
      4(2) / 144A
         3.68%, 10/24/05                                 18,189           18,147
         3.97%, 03/13/06                                 13,000           12,771
   *+ FALCON ASSET SECURITIZATION CORP.,
      SECTION 4(2) / 144A
         3.68%, 10/20/05                                 25,000           24,952
   *+ FIVE FINANCE, INC., SECTION 3C7 /
      144A
         4.11%, 03/27/06                                 10,000            9,802
    * GALAXY FUNDING, INC., SECTION 4(2) /
      144A
         3.55%, 10/18/05                                 10,000            9,983
         3.61%, 10/26/05                                 13,000           12,968
         3.81%, 12/01/05                                  3,000            2,981
         3.97%, 12/28/05                                 25,000           24,760
      GENERAL ELECTRIC CAPITAL CORP.
         3.99%, 03/01/06                                 20,000           19,672
         3.95%, 03/21/06                                  9,000            8,835
   *+ GRAMPIAN FUNDING, LLC., SECTION 4(2)
      / 144A
         3.50%, 10/07/05                                 12,000           11,993
         3.75%, 11/16/05                                  3,000            2,986
         3.60%, 12/20/05                                  9,000            8,929
    + HBOS TREASURY SERVICES, PLC
         3.73%, 11/03/05                                  1,200            1,196
      HSBC U.S.A., INC.
         3.74%, 12/16/05                                 15,000           14,883
      IRISH LIFE & PERMANENT, PLC, SECTION
      4(2) / 144A
         3.45%, 11/10/05                                 10,000            9,962
         3.78%, 12/09/05                                 10,000            9,928
    + IXIS COMMERCIAL PAPER CORP., SECTION
      4(2) /144A
         3.68%, 10/14/05                                 17,000           16,977
   *+ JUPITER SECURITIZATION CORP.,
      SECTION 4(2) / 144A
         3.68%, 10/11/05                                 35,000           34,964
    * K2 (USA), L.L.C., SECTION 3C7 / 144A
         3.54%, 10/17/05                                  1,000              998
         3.55%, 10/17/05                                  7,000            6,989
         3.38%, 11/08/05                                  7,400            7,374
         3.81%, 11/30/05                                  1,000              994
         3.51%, 12/09/05                                 30,000           29,802
         3.95%, 03/13/06                                  4,000            3,930
    + KBC FINANCIAL PRODUCTS
      INTERNATIONAL, LTD., SECTION 4(2) /
      144A
         3.37%, 10/12/05                                 37,000           36,963
   *+ LEXINGTON PARKER CAPITAL CO., L.L.C.
      SECTION 4(2) / 144A
         3.53%, 10/06/05                                  1,500            1,499
         3.75%, 11/16/05                                  6,000            5,972
         3.79%, 01/13/06                                  2,000            1,979
         3.80%, 01/13/06                                 18,000           17,806
    * MANE FUNDING CORP., SECTION 4(2) /
      144A
         3.56%, 10/18/05                                  2,000            1,997
      MORGAN STANLEY
         3.76%, 10/05/05                                  5,000            4,998
         3.45%, 11/14/05                                 10,000            9,959
         3.82%, 12/01/05                                 28,000           27,821
    * NEWCASTLE CERTIFICATES PROGRAM,
      SECTION 4(2) / 144A
         3.73%, 10/13/05                                  7,000            6,991
         3.83%, 11/23/05                                 30,900           30,728
   *+ NIEUW AMSTERDAM RECEIVABLES CORP.,
      SECTION 4(2) / 144A
         3.74%, 12/01/05                                 15,272           15,176
         3.84%, 12/15/05                                 10,000            9,921
         4.06%, 03/23/06                                  9,000            8,828
    + NORDEA NORTH AMERICA, INC.
         4.16%, 03/31/06                                  3,500            3,428
   *+ OLD LINE FUNDING, L.L.C. SECTION
      4(2) / 144A
         3.73%, 10/19/05                                 17,000           16,968
         3.77%, 10/20/05                                  3,000            2,994
    * PARK GRANADA, L.L.C., SECTION 4(2) /
      144A
         3.62%, 10/19/05                                  5,000            4,991
         3.72%, 10/31/05                                 10,000            9,969
         3.68%, 11/01/05                                 10,000            9,969
   *+ PICAROS FUNDING, L.L.C. SECTION 4(2)
      / 144A
         4.00%, 02/17/06                                 10,000            9,849
         4.18%, 03/30/06                                  4,000            3,918
   *+ PREFERRED RECEIVABLES FUNDING CORP.
      SECTION 4(2) / 144A
         3.75%, 10/20/05                                  1,000              998
         3.97%, 02/10/06                                  2,000            1,971
    + SANTANDER CENTRAL HISPANO FINANCE
      (DELAWARE), INC.
         4.00%, 02/24/06                                 18,000           17,714
         3.96%, 03/15/06                                 18,000           17,679
   *+ SCALDIS CAPITAL LTD., SECTION 4(2) /
      144A
         3.55%, 10/17/05                                 31,000           30,952
   *+ SIGMA FINANCE, INC., SECTION 3C7 /
      144A
         3.50%, 10/03/05                                  9,500            9,498
         3.58%, 10/19/05                                  8,000            7,986
         3.62%, 10/26/05                                  8,000            7,980
         3.46%, 11/21/05                                  5,000            4,976
         3.83%, 12/14/05                                  4,000            3,969
         4.02%, 02/22/06                                 22,000           21,652
      SKANDINAVISKA ENSKILDA BANKEN AB
         3.71%, 11/02/05                                  2,550            2,542
         4.03%, 03/02/06                                 22,000           21,633
    + SOCIETE GENERALE NORTH AMERICA, INC.
         3.75%, 11/18/05                                  7,000            6,965
         3.81%, 12/02/05                                  2,800            2,782
         4.17%, 03/28/06                                 12,000           11,757
      THE GOLDMAN SACHS GROUP, INC.
         3.47%, 11/21/05                                 30,000           29,855

      SCHWAB ADVISOR CASH RESERVES

      PORTFOLIO HOLDINGS  continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
   *+ THUNDER BAY FUNDING, L.L.C. SECTION
      4(2) / 144A
         3.51%, 10/07/05                                  5,539            5,536
         3.73%, 10/17/05                                  3,585            3,579
         3.88%, 12/19/05                                 23,480           23,282
         3.88%, 12/20/05                                 18,000           17,846
   *+ TRIPLE A-ONE FUNDING CORP., SECTION
      4(2) / 144A
         3.68%, 10/07/05                                 20,000           19,988
    + WESTPAC CAPITAL CORP.
         3.91%, 12/28/05                                 30,000           29,716
    + WESTPAC TRUST SECURITIES NZ LTD.
         3.69%, 10/24/05                                  1,600            1,596
    * WHISTLEJACKET CAPITAL, L.L.C.,
      SECTION 3C7 / 144A
         3.80%, 12/16/05                                  2,100            2,083
         4.19%, 03/29/06                                  3,000            2,939
    * WHITE PINE FINANCE, L.L.C., SECTION
      3C7 / 144A
         3.37%, 10/27/05                                  8,980            8,959
         3.99%, 12/29/05                                  7,274            7,203
                                                                     -----------
                                                                       1,961,782
      CERTIFICATES OF DEPOSIT  25.0%
      --------------------------------------------------------------------------
      ALLIANCE & LEICESTER, PLC
         3.58%, 12/20/05                                 20,000           20,000
      AMERICAN EXPRESS BANK FSB
         3.75%, 10/20/05                                 15,000           15,000
      AMERICAN EXPRESS CENTURION BANK
         3.79%, 12/13/05                                 15,000           15,000
      BANCO BILBAO VIZCAYA ARGENTARIA S.A.
         3.62%, 10/31/05                                 60,000           60,000
         3.75%, 11/21/05                                 13,000           13,000
         3.80%, 11/21/05                                  2,000            2,000
      BANK OF TOKYO-MITSUBISHI, LTD.
         3.82%, 12/02/05                                 15,000           15,000
      BARCLAYS BANK, PLC
         3.80%, 11/29/05                                 43,000           43,000
      BNP PARIBAS
         3.50%, 10/13/05                                  2,000            2,000
         3.43%, 11/08/05                                 40,000           40,000
         3.46%, 11/28/05                                105,000          105,000
         3.98%, 12/30/05                                  3,000            3,000
         4.03%, 03/27/06                                  2,000            2,000
      CALYON
         3.37%, 11/09/05                                 20,000           20,000
         3.40%, 11/10/05                                 35,000           35,000
      CANADIAN IMPERIAL BANK OF COMMERCE
         4.03%, 03/27/06                                 40,000           40,000
      CITIBANK, N.A.
         3.97%, 12/29/05                                 27,000           27,000
      CREDIT SUISSE FIRST BOSTON
         3.68%, 10/26/05                                  2,000            2,000
         3.76%, 11/22/05                                 13,000           13,000
         3.75%, 12/09/05                                 15,000           15,000
         3.77%, 12/15/05                                  6,500            6,500
      DEPFA BANK, PLC
         3.50%, 10/07/05                                 13,000           13,000
      DEUTSCHE BANK, AG
         3.50%, 10/11/05                                 23,000           23,000
         3.51%, 10/11/05                                 13,000           13,000
         3.52%, 10/17/05                                 50,000           50,000
         3.75%, 11/22/05                                 40,000           40,000
         3.97%, 12/30/05                                 26,000           26,000
      DEXIA CREDIT LOCAL
         3.61%, 10/27/05                                 48,000           48,000
         3.95%, 12/27/05                                  3,000            3,000
      DNB NOR BANK ASA
         3.81%, 01/20/06                                 10,000           10,000
      FORTIS BANK
         4.18%, 04/03/06                                  4,000            4,000
    + HBOS TREASURY SERVICES, PLC
         3.80%, 11/29/05                                 15,000           15,000
      HSBC BANK, USA
         3.44%, 11/21/05                                  5,000            5,000
         4.13%, 03/29/06                                 25,000           25,000
      HSH NORDBANKEN, AG
         3.75%, 12/09/05                                  1,000            1,000
         3.91%, 12/21/05                                  4,000            4,000
      LANDESBANK BADEN-WURTTEMBERG
         3.75%, 11/22/05                                 23,000           23,000
      LANDESBANK HESSEN-THURINGEN
      GIROZENTRALE
         3.45%, 11/14/05                                 15,000           15,000
      LLOYDS TSB BANK, PLC
         3.45%, 11/17/05                                 50,000           49,998
      MIZUHO CORP. BANK, LTD.
         3.62%, 10/26/05                                  4,000            4,000
         3.74%, 11/08/05                                 15,000           15,000
      ROYAL BANK OF CANADA
         3.54%, 10/21/05                                 12,000           12,000
      SAN PAOLO IMI SPA
         3.87%, 12/21/05                                 17,000           17,000
      SKANDINAVISKA ENSKILDA BANKEN AB
         3.71%, 10/18/05                                 18,000           18,000
      SOCIETE GENERALE
         3.54%, 10/21/05                                 25,000           25,000
         3.37%, 11/09/05                                  5,000            5,000
         3.51%, 12/15/05                                 45,000           45,000
         3.54%, 12/16/05                                 15,000           15,000
      SVENSKA HANDELSBANKEN AB
         3.54%, 10/21/05                                 18,000           18,000
         3.70%, 11/01/05                                  4,000            4,000
      TORONTO DOMINION BANK
         3.44%, 11/09/05                                 20,000           19,998
         3.45%, 11/28/05                                 23,000           23,000
      U.S. BANK, N.A.
         3.34%, 10/03/05                                 25,000           25,000
         3.32%, 10/11/05                                  7,000            7,000
         3.50%, 10/14/05                                 35,000           35,000
         3.45%, 11/18/05                                 10,000           10,000
      UNICREDITO ITALIANO SPA
         3.34%, 10/12/05                                 43,000           43,000
         3.42%, 11/02/05                                 30,000           30,000
         3.95%, 12/27/05                                  4,000            4,000
         3.78%, 01/17/06                                 15,000           15,000
         3.82%, 01/23/06                                  5,000            5,000
      WASHINGTON MUTUAL BANK, FA
         3.44%, 11/22/05                                 13,000           13,000
      WELLS FARGO BANK, N.A.
         3.69%, 10/24/05                                  2,000            2,000
      WILMINGTON TRUST CO.
         3.78%, 11/18/05                                  5,000            5,000
                                                                     -----------
                                                                       1,276,496
      VARIABLE-RATE OBLIGATIONS  16.6% of net assets

      BARCLAYS BANK, PLC
         3.67%, 10/11/05                                 25,000           24,997

      SCHWAB ADVISOR CASH RESERVES

      PORTFOLIO HOLDINGS  continued

      ISSUER                                        FACE AMOUNT         VALUE
      RATE, MATURITY DATE                           ($ x 1,000)      ($ x 1,000)
         3.69%, 10/17/05                                 50,000           49,989
         3.71%, 10/17/05                                 13,000           12,998
         3.75%, 10/21/05                                  5,000            4,999
   *+ BETA FINANCE, INC., SECTION 3C7 /
      144A
         3.70%, 10/14/05                                 19,000           18,999
      BNP PARIBAS
         3.62%, 10/04/06                                 24,000           23,993
         3.73%, 10/17/05                                  4,000            3,999
    + BRECKENRIDGE TERRACE L.L.C.
         3.89%, 10/07/05                                  1,000            1,000
    * CC (USA), INC., SECTION 3C7 / 144A
         3.88%, 10/24/05                                 45,000           44,999
      CREDIT SUISSE FIRST BOSTON
         3.69%, 10/11/05                                 50,000           50,000
    * DORADA FINANCE, INC., SECTION 3C7 /
      144A
         3.70%, 10/14/05                                 20,000           19,999
    + EAGLE COUNTY, COLORADO HOUSING
      FACILITIES REVENUE BOND
      (The Tarnes at BC LLC Project B)
      Series 1999
         3.89%, 10/07/05                                  2,000            2,000
    + HBOS TREASURY SERVICE, PLC
         3.70%, 10/03/05                                 22,000           22,000
         3.79%, 10/26/05                                  7,000            7,000
      HSH NORDBANK, AG
         3.65%,10/11/05                                  40,000           39,998
      LANDESBANK BADEN-WURTTEMBERG
         3.62%, 10/07/05                                 15,000           14,999
         3.68%, 10/13/05                                 15,000           15,000
   *+ LEXINGTON PARKER CAPITAL CO.,
      L.L.C., SECTION 4(2) / 144A
         3.65%, 10/03/05                                 12,000           11,999
         3.74%, 10/18/05                                 25,000           24,997
    * LIBERTY LIGHTHOUSE U.S. CAPITAL CO.
      L.L.C. SECTION 4(2) / 144A
         3.66%, 10/03/05                                 19,000           19,000
         3.68%, 10/27/05                                  5,000            5,000
         3.80%, 10/31/05                                  3,000            3,000
   *+ LINKS FINANCE, L.L.C., SECTION 3C7 /
      144A
         3.72%, 10/17/05                                 29,000           29,001
      MERRILL LYNCH & CO., INC.
         3.75%, 10/17/05                                 25,000           25,000
      MORGAN STANLEY
         3.67%, 10/03/05                                 20,000           20,000
      NORDDEUTSCHE LANDESBANK GIROZENTRALE
         3.63%, 10/07/05                                 40,000           39,998
         3.71%, 10/14/05                                  4,000            3,999
      NORDEA AB
         3.71%, 10/11/05                                 25,000           25,000
      NORDEA BANK FINLAND, PLC
         3.72%, 10/17/05                                 35,000           34,995
      ROYAL BANK OF SCOTLAND, PLC
         3.78%, 10/21/05                                 20,000           20,000
         3.78%, 10/27/05                                 15,000           14,998
         3.78%, 10/31/05                                 28,000           27,995
   *+ SIGMA FINANCE, INC., SECTION 3C7 /
      144A
         3.72%, 10/17/05                                 15,000           14,999
         3.73%, 10/17/05                                 12,000           11,999
         3.78%, 10/25/05                                  6,000            6,000
      SVENSKA HANDELSBANKEN AB
         3.80%, 10/03/05                                 25,000           24,995
    + TENDERFOOT SEASONAL HOUSING, L.L.C.
      Series B
         3.89%, 10/07/05                                  2,885            2,885
    o THE GOLDMAN SACHS GROUP, INC.
         3.76%, 10/03/05                                 23,000           23,000
         3.78%, 10/13/05                                 30,000           30,000
         3.86%, 10/24/05                                  5,000            5,000
      WASHINGTON MUTUAL BANK, FA
         3.84%, 10/31/05                                 25,000           25,000
    * WHISTLEJACKET CAPITAL, L.L.C.,
      SECTION 3C7 / 144A
         3.75%, 10/20/05                                  2,000            2,000
    * WHITE PINE FINANCE, L.L.C., SECTION
      3C7 / 144A
         3.65%, 10/03/05                                 15,045           15,044
         3.68%, 10/12/05                                  2,000            2,000
         3.80%, 10/20/05                                 25,000           25,004
                                                                     -----------
                                                                         849,877

                                                MATURITY AMOUNT
      SECURITY                                    ($ x 1,000)
      OTHER INVESTMENTS  20.3% of net assets

      REPURCHASE AGREEMENTS  20.3%
      --------------------------------------------------------------------------
      BANK OF AMERICA SECURITIES L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $510,000
      3.90%, issued 09/30/05,
      due 10/03/05                                      500,163          500,000
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $8,792
      3.90%, issued 09/30/05,
      due 10/03/05                                        8,621            8,619
      MORGAN STANLEY & CO., INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $512,309
      3.90%, issued 09/30/05,
      due 10/03/05                                      500,163          500,000
      UBS FINANCIAL SERVICES, INC.
      Tri-Party Repurchase
      Agreement Collateralized by
      U.S. Government Securities
      with a value of $30,604
      3.90%, issued 09/30/05,
      due 10/03/05                                       30,010           30,000
                                                                     -----------
                                                                       1,038,619

      END OF INVESTMENTS.

      At 09/30/05, the tax basis cost of the fund's investments was $5,126,774.

      SCHWAB ADVISOR CASH RESERVES

      PORTFOLIO HOLDINGS  continued

      The fund's portfolio holdings include restricted and/or illiquid securities worth $82,537 or 1.6% of the fund's total net assets. Also, includes other restricted but deemed liquid securities comprised of 144A, section 4(2) and 3c7 securities, worth $1,642,459 or 32.2% of the fund's total net assets.

      At September 30, 2005, portfolio holdings included restricted and/or illiquid securities as follows:

      ISSUER                                              FACE            COST/
      RATE, ACQUISITION DATE,                            AMOUNT           VALUE
      MATURITY DATE                                   ($ x 1,000)      ($ x 1,000)
      BLUE SPICE, L.L.C., SECTION
      4(2) 144A.
         3.52%, 07/11/05,10/13/05                           2,000            1,998
         4.13%, 09/27/05,03/28/06                          23,000           22,539
                                                                       -----------
                                                                            24,537

      THE GOLDMAN SACHS GROUP, INC.
         3.76%, 02/03/05,10/03/05                          23,000           23,000
         3.78%, 07/18/05,10/13/05                          30,000           30,000
         3.86%, 02/22/05,10/24/05                           5,000            5,000
                                                                       -----------
                                                                            58,000

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Charles Schwab Family of Funds
              -----------------------------------

By: /S/ Evelyn Dilsaver
   -------------------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:   11/21/2005
       ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Evelyn Dilsaver
   -------------------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:   11/21/2005
       ---------------------------


By: /S/ George Pereira
   -------------------------------
         George Pereira
         Principal Financial Officer

Date:   11/21/2005
       ---------------------------